             As filed with the Securities and Exchange Commission.

                                                      `33 Act File No. 333-28995
                                                      `40 Act File No. 811-08241
================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 11          [X]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              AMENDMENT NO. 12                  [X]


                          NATIONWIDE VARIABLE ACCOUNT-9
                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information, and the Financial Statements.


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on December 6, 2000 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


===============================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information

N-4 Item                                                                                            Caption
Part A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses.................................................Standard Charges & Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit..........................................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information.........................Calculation of Performance Information
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

Part C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                        NATIONWIDE LIFE INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                         Nationwide Variable Account-9

                   The date of this prospectus is May 1, 2000.

--------------------------------------------------------------------------------
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------


The following underlying mutual funds are available under the contracts:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
    -    American Century VP Income & Growth
    -    American Century VP International
    -    American Century VP Value

DREYFUS
    -    Dreyfus Investment Portfolios - European Equity Portfolio
    -    The Dreyfus Socially Responsible Growth Fund, Inc.
    -    Dreyfus Stock Index Fund, Inc.
    - Dreyfus Variable Investment Fund - Appreciation Portfolio (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)

EVERGREEN VARIABLE TRUST
    -    Evergreen VA Blue Chip Fund
    -    Evergreen VA Capital Growth Fund
    -    Evergreen VA Equity Index Fund
    -    Evergreen VA Foundation Fund
    -    Evergreen VA Fund
    -    Evergreen VA Global Leaders Fund
    -    Evergreen VA Growth and Income Fund
    -    Evergreen VA International Growth Fund
    -    Evergreen VA Masters Fund
    -    Evergreen VA Omega Fund
    -    Evergreen VA Small Cap Value Fund
    -    Evergreen VA Special Equity Fund
    -    Evergreen VA Strategic Income Fund

FEDERATED INSURANCE SERIES
    -    Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
    -    VIP Equity-Income Portfolio: Service Class
    -    VIP Growth Portfolio: Service Class
    -    VIP High Income Portfolio: Service Class*
    -    VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
    -    VIP II Contrafund(R) Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCT FUND III
    -    VIP III Growth Opportunities Portfolio: Service Class

JANUS ASPEN SERIES
    -    Capital Appreciation Portfolio: Service Shares
    -    Global Technology Portfolio: Service Shares
    -    International Growth Portfolio: Service Shares

MORGAN STANLEY
         THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
    -    Emerging Markets Debt Portfolio
    -    Mid Cap Growth Portfolio
    -    U.S. Real Estate Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
    -    Capital Appreciation Fund
    -    Government Bond Fund
    -    Money Market Fund
    -    Total Return Fund
    -    Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide Mid Cap Index
         Fund) (formerly, Nationwide Select Advisers Mid Cap Fund) (subadviser:
         The Dreyfus Corporation)
    -    Federated NSAT Equity Income Fund (formerly, Nationwide Equity Income
         Fund) (subadviser: Federated Investment Counseling)
    - Federated NSAT High Income Bond Fund* (formerly, Nationwide High Income Bond Fund) (subadviser: Federated Investment Counseling)
    -    Gartmore NSAT Emerging Markets Fund
    -    Gartmore NSAT Global Technology and Communications Fund
    -    Gartmore NSAT International Growth Fund
    - J.P. Morgan NSAT Balanced Fund* (formerly, Nationwide Balanced Fund) (subadviser: J.P. Morgan Investment Management, Inc.)
    - MAS NSAT Multi Sector Bond Fund* (formerly, Nationwide Multi Sector Bond Fund) (subadviser: Miller, Anderson & Sherrerd, LLP)
    - Nationwide Global 50 Fund (formerly, Nationwide Global Equity Fund) (subadviser: J.P. Morgan Investment Management, Inc.)
    - Nationwide Small Cap Growth Fund (formerly, Nationwide Select Advisers Small Cap Growth Fund) (subadvisers: Miller, Anderson & Sherrerd, LLP, Neuberger Berman, LLC, and effective January 8, 2001, Waddell & Reed Investment Management Company)
    -    Nationwide Small Cap Value Fund (subadviser: The Dreyfus Corporation)
    - Nationwide Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC., Lazard Asset Management, Strong Capital Management, Inc., and Waddell & Reed Investment Management Company)
    -    Strong NSAT Mid Cap Growth Fund (formerly, Nationwide Strategic Growth
         Fund) (subadviser: Strong Capital Management, Inc.)
    -    Turner NSAT Growth Focus Fund


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
    -    AMT Guardian Portfolio
    -    AMT Mid-Cap Growth Portfolio*
    -    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
    - Oppenheimer Aggressive Growth Fund/VA (formerly, Oppenheimer Capital Appreciation Fund)
    -    Oppenheimer Capital Appreciation Fund/VA (formerly, Oppenheimer Growth
         Fund)
    -    Oppenheimer Global Securities Fund/VA
    - Oppenheimer Main Street Growth & Income Fund/VA (formerly, Oppenheimer Growth & Income Fund)

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
    -    Worldwide Emerging Markets Fund
    -    Worldwide Hard Assets Fund

VICTORY VARIABLE INSURANCE FUNDS
    -    Diversified Stock Fund: Class A
    -    Small Company Opportunity Fund: Class A


W&R TARGET FUNDS, INC.
    -    Asset Strategy Portfolio
    -    Balanced Portfolio
    -    Bond Portfolio
    -    Core Equity Portfolio
    -    Growth Portfolio
    -    High Income Portfolio
    -    International Portfolio
    -    Limited-Term Bond Portfolio
    -    Money Market Portfolio

    -    Science and Technology Portfolio
    -    Small Cap Portfolio



*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:

WARBURG PINCUS TRUST
    -    International Equity Portfolio
    - Global Post-Venture Capital Portfolio (formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio)

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000:

NATIONWIDE SEPARATE ACCOUNT TRUST
    - Nationwide Strategic Value Fund (subadviser: Strong Capital Management, Inc./Schafer Capital Management, Inc.)

WARBURG PINCUS TRUST
    -    Value Portfolio (formerly, Growth & Income Portfolio)

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

The Statement of Additional Information (dated May 1, 2000) which contains additional information about the contracts and the variable account has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page __.



For general information or to obtain FREE copies of the:

    -    Statement of Additional Information;
    - prospectus, annual report or semi-annual report for any underlying mutual fund;
    -    prospectus for the Guaranteed Term Options; or
    -    required Nationwide forms,

call:           1-800-848-6331
          TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, 01-05-P1
       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:
                                   www.sec.gov

Information about this and other Best of America products can be found at:
                              www.bestofamerica.com

THIS ANNUITY IS NOT:
-        A BANK DEPOSIT          -        FEDERALLY INSURED
-        ENDORSED BY A BANK      -        AVAILABLE IN
         OR GOVERNMENT AGENCY             EVERY STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Glossary of Special Terms


ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS..........................
SUMMARY OF STANDARD CONTRACT EXPENSES..............
ADDITIONAL CONTRACT OPTIONS........................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES.............
EXAMPLE............................................
SYNOPSIS OF THE CONTRACTS..........................
FINANCIAL STATEMENTS...............................
CONDENSED FINANCIAL INFORMATION....................
NATIONWIDE LIFE INSURANCE COMPANY..................

GENERAL DISTRIBUTOR................................

TYPES OF CONTRACTS.................................
     Non-Qualified Annuity Contracts
     Individual Retirement Annuities (IRAs)
     Simplified Employee Pension IRAs (SEP IRAs)
     Simple IRAs
     Roth IRAs
     Tax Sheltered Annuities
     Qualified Plans

INVESTING IN THE CONTRACT..........................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS....................
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS.
     Reduced Purchase Payment Option
     CDSC Options and Charges
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options


CONTRACT OWNERSHIP.................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

Operation of the Contract..........................
     Minimum Initial and Subsequent
        Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE....................................

SURRENDER (REDEMPTION).............................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
     Surrenders Under a Tax Sheltered Annuity

LOAN PRIVILEGE.....................................
     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT.........................................

CONTRACT OWNER SERVICES............................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE..........................

ANNUITIZING THE CONTRACT...........................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity

     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options ("GMIB")
     Annuity Payment Options

DEATH BENEFITS.....................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS.............................
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities
     Required Distributions for Individual Retirement
        Annuities, SEP IRAs and Simple IRAs
     Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS.........................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping
        Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS.............................

LEGAL PROCEEDINGS..................................

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY....

TABLE OF CONTENTS OF STATEMENT OF
    ADDITIONAL INFORMATION.........................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS.

APPENDIX B: CONDENSED FINANCIAL INFORMATION........

SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:

-    the contract owner meets an available exception under the contract; or

- a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)....................7%(1)

Range of CDSC over time:

Number of Completed Years from            CDSC
   Date of Purchase Payment            Percentage
               0                           7%
               1                           7%
               2                           6%
               3                           5%
               4                           4%
               5                           3%
               6                           2%
               7                           0%

(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (1)  10% of all purchase payments made to the contract; or

     (2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code

     This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

Withdrawals may be restricted for contracts issued as Tax Sheltered Annuities due to Internal Revenue Code restrictions.

VARIABLE ACCOUNT CHARGES(2)
(as a percentage of the daily net assets of the variable account)

Mortality and Expense Risk Charges............0.95%
     Total Variable Account Charges...........0.95%(3)

(2) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annual rate noted above.

(3) Charges shown include the Five-Year Reset Death Benefit that is standard to every contract (see "Death Benefit Payment").

Nationwide may assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

ADDITIONAL CONTRACT OPTIONS

For an additional charge, the following options are available to contract owners (upon approval by state insurance authorities). These options must be elected at the time of application and will replace the corresponding standard contract benefits.

If the contract owner chooses one or more of the following optional benefits, a corresponding charge will be deducted. Charges for the optional benefits are in addition to the standard variable account charges. Except as otherwise noted, optional benefit charges will only apply to allocations made to the variable account and are charged as a percentage of the average variable account value.

REDUCED PURCHASE PAYMENT OPTION

For an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option in not available to contracts issued as Investment-only Contracts.

    Reduced Purchase Payment Option...........0.25%
       Total Variable Account Charges
       (including Reduced Purchase
       Payment Option)........................1.20%

FIVE YEAR CDSC OPTION

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, an applicant can receive a five year CDSC schedule, instead of the standard seven year CDSC schedule.

   Five Year CDSC Option .......................0.15%
     Total Variable Account Charges
     (including Five Year CDSC Option)..........1.10%

Range of Five-Year CDSC over time:

Number of Completed Years from           CDSC
   Date of Purchase Payment           Percentage
               0                          7%
               1                          7%
               2                          6%
               3                          4%
               4                          2%
               5                          0%

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

CDSC WAIVER OPTIONS

ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER

For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, an applicant can receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract (see "CDSC Options and Charges").

     Additional Withdrawal Without
     Charge and Disability Waiver ..............0.10%
       Total Variable Account Charges
       (including Additional Withdrawal
        Without Charge and
        Disability Waiver) .....................1.05%

   ADDITIONAL CDSC WAIVER OPTIONS FOR TAX SHELTERED ANNUITIES

   Tax Sheltered Annuity applicants may also elect two additional CDSC waiver options (see "CDSC Options and Charges").

     10 Year and Disability Waiver..............0.05%
       Total Variable Account Charges
       (including 10 Year and Disability
       Waiver) .................................1.00%

     Hardship Waiver............................0.15%
       Total Variable Account Charges
       (including Hardship Waiver)..............1.10%

DEATH BENEFIT OPTIONS


Applicants may choose among the following death benefits as a replacement for the Five-Year Reset Death Benefit that is standard to every contract if their contract is issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications:

   Optional One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection0.15%
     Total Variable Account Charges
     (including option only)....................1.10%

   Optional 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection 0.20%
     Total Variable Account Charges
     (including option only)....................1.15%

Applicants may choose among the following death benefits as a replacement for the Five-Year Reset Death Benefit that is standard to every contract if their contract is issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above:

   Optional One-Year Step Up Death
   Benefit......................................0.05%
     Total Variable Account Charges
     (including option only)....................1.00%

   Optional 5% Enhanced Death
   Benefit......................................0.10%
     Total Variable Account Charges
     (including option only)....................1.05%



GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

Effective January 2, 2001, applicants may elect one of two Guaranteed Minimum Income Benefit options (see "Guaranteed Minimum Income Benefit Options"). Not all options may be available in every state.

   Guaranteed Minimum Income
   Benefit Option 1.............................0.45%
     Total Variable Account Charges
     (including Guaranteed Minimum Income
     Benefit Option 1 only).....................1.40%

   Guaranteed Minimum Income
   Benefit Option 2.............................0.30%
     Total Variable Account Charges
     (including Guaranteed Minimum Income
     Benefit Option 2 only).....................1.25%


EXTRA VALUE OPTION

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, Nationwide will credit 3% of the purchase payment(s) made to the contract during the first 12 months the contract is in force. Nationwide will discontinue deducting this charge seven years from the date the contract was issued (see "Extra Value Option").

   Extra Value Option...........................0.45%
     Total Variable Account Charges (including
     Extra Value Option)........................1.40%

The charge for the Extra Value Option will be assessed against the fixed account and the Guaranteed Term Option allocations during the first seven contract years in the form of crediting rates that may be up to 0.45% less than the crediting rates available when the Extra Value Option is not elected (see "Fixed Account" and "Guaranteed Term Options").


                                                   UNDERLYING MUTUAL FUND ANNUAL EXPENSES

                            (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)

                                                                    Management      Other        12b-1     Total Underlying
                                                                       Fees        Expenses       Fees        Mutual Fund
                                                                                                               Expenses
     American Century Variable Portfolios, Inc. - American             0.70%        0.00%        0.00%           0.70%
     Century VP Income & Growth

     American Century Variable Portfolios, Inc. - American             1.34%        0.00%        0.00%           1.34%
     Century VP International

     American Century Variable Portfolios, Inc. - American             1.00%        0.00%        0.00%           1.00%
     Century VP Value

     Dreyfus Investment Portfolios - European Equity Portfolio         1.00%        0.25%        0.00%           1.25%

     The Dreyfus Socially Responsible Growth Fund, Inc.                0.75%        0.04%        0.00%           0.79%

     Dreyfus Stock Index Fund, Inc.                                    0.25%        0.01%        0.00%           0.26%

     Dreyfus Variable Investment Fund - Appreciation Portfolio         0.43%        0.35%        0.00%           0.78%
     (formerly, Dreyfus Variable Investment Fund - Capital
     Appreciation Portfolio)

     Evergreen Variable Trust - Evergreen VA Blue Chip Fund            0.35%        0.65%        0.00%          1.00%(1)

     Evergreen Variable Trust - Evergreen VA Capital Growth Fund       0.80%        0.38%        0.00%           1.18%

     Evergreen Variable Trust - Evergreen VA Equity Index Fund         0.00%        0.31%        0.00%           0.31%

     Evergreen Variable Trust - Evergreen VA Foundation Fund           0.84%        0.11%        0.00%           0.95%

     Evergreen Variable Trust - Evergreen VA Fund                      0.89%        0.13%        0.00%           1.02%

     Evergreen Variable Trust - Evergreen VA Global Leaders Fund       0.77%        0.24%        0.00%           1.01%

     Evergreen Variable Trust - Evergreen VA Growth and Income         0.89%        0.12%        0.00%           1.01%
     Fund

     Evergreen Variable Trust - Evergreen VA International Growth      0.00%        1.03%        0.00%           1.03%
     Fund

     Evergreen Variable Trust - Evergreen VA Masters Fund              0.45%        0.55%        0.00%           1.00%

     Evergreen Variable Trust - Evergreen VA Omega Fund                0.60%        0.36%        0.00%           0.96%

     Evergreen Variable Trust - Evergreen VA Small Cap Value Fund      0.59%        0.42%        0.00%           1.01%

     Evergreen Variable Trust - Evergreen VA Special Equity Fund       0.00%        1.03%        0.00%           1.03%

     Evergreen Variable Trust - Evergreen VA Strategic Income Fund     0.61%        0.23%        0.00%           0.84%

     Federated Insurance Series - Federated Quality Bond Fund II       0.00%        0.68%        0.00%           0.68%

     Fidelity VIP Equity-Income Portfolio:  Service Class              0.48%        0.08%        0.10%           0.66%

     Fidelity VIP Growth Portfolio:  Service Class                     0.58%        0.07%        0.10%           0.75%

     Fidelity VIP High Income Portfolio:  Service Class                0.58%        0.11%        0.10%           0.79%

     Fidelity VIP Overseas Portfolio:  Service Class                   0.73%        0.15%        0.10%           0.98%

     Fidelity VIP II Contrafund(R) Portfolio:  Service Class           0.58%        0.07%        0.10%           0.75%

     Fidelity VIP III Growth Opportunities Portfolio:  Service         0.58%        0.10%        0.10%           0.78%
     Class

     Janus Aspen Series - Capital Appreciation Portfolio:              0.65%        0.04%        0.25%           0.94%
     Service Shares(2)

     Janus Aspen Series - Global Technology Portfolio:  Service        0.65%        0.13%        0.25%           1.03%
     Shares(2)

     Janus Aspen Series - International Growth Portfolio:              0.65%        0.11%        0.25%           1.01%
     Service Shares(2)

     NSAT Capital Appreciation Fund                                    0.60%        0.14%        0.00%           0.74%

     NSAT Government Bond Fund                                         0.50%        0.15%        0.00%           0.65%

     NSAT Money Market Fund                                            0.39%        0.15%        0.00%           0.54%




                                                                    Management      Other        12b-1     Total Underlying
                                                                       Fees        Expenses       Fees        Mutual Fund
                                                                                                               Expenses

     NSAT Total Return Fund                                            0.58%        0.14%        0.00%           0.72%

     NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide        0.88%        0.15%        0.00%           1.03%
     Mid Cap Index Fund) (formerly, Nationwide Select Advisers
     Mid Cap Fund)

     NSAT Federated NSAT Equity Income Fund (formerly, Nationwide      0.80%        0.15%        0.00%           0.95%
     Equity Income Fund)

     NSAT Federated NSAT High Income Bond Fund                         0.80%        0.15%        0.00%           0.95%

     NSAT J.P. Morgan NSAT Balanced Fund (formerly, Nationwide         0.75%        0.15%        0.00%           0.90%
     Balanced Fund)

     NSAT Gartmore NSAT Emerging Markets Fund                           0.87%        0.88%        0.00%            1.75%

     NSAT Gartmore NSAT Global Technology and Communications Fund       0.62%        0.73%        0.00%            1.35%

     NSAT Gartmore NSAT International Growth Fund                       0.72%        0.88%        0.00%            1.60%

     NSAT Nationwide Global 50 Fund (formerly, NSAT Nationwide         1.00%        0.20%        0.00%           1.20%
     Global Equity Fund)

     NSAT MSA NSAT Multi-Sector Bond Fund (formerly, Nationwide        0.75%        0.15%        0.00%           0.90%
     Multi-Sector Bond Fund)

     NSAT Nationwide Small Cap Growth Fund (formerly, NSAT             1.10%        0.20%        0.00%           1.30%
     Nationwide Select Advisers Small Cap Growth Fund)

     NSAT Nationwide Small Cap Value Fund                               0.88%        0.37%        0.00%            1.25%

     NSAT Nationwide Small Company Fund                                0.98%        0.17%        0.00%           1.15%

     NSAT Strong NSAT Mid Cap Growth Fund (formerly, Nationwide        0.90%        0.10%        0.00%           1.00%
     Strategic Growth Fund)

     NSAT Nationwide Strategic Value Fund                              0.90%        0.10%        0.00%           1.00%

     NSAT Turner NSAT Growth Focus Fund                                 0.59%        0.76%        0.00%            1.35%

     Neuberger Berman AMT Guardian Portfolio                           0.85%        0.15%        0.00%           1.00%

     Neuberger Berman AMT Mid-Cap Growth Portfolio                     0.85%        0.15%        0.00%           1.00%

     Neuberger Berman AMT Partners Portfolio                           0.80%        0.07%        0.00%           0.87%

     Oppenheimer Variable Account Funds - Oppenheimer Aggressive       0.66%        0.01%        0.00%           0.67%
     Growth Fund/VA (formerly, Oppenheimer Variable Account Funds
     - Oppenheimer Capital Appreciation Fund)

     Oppenheimer Variable Account Funds - Oppenheimer Capital          0.68%        0.02%        0.00%           0.70%
     Appreciation Fund/VA (formerly, Oppenheimer Variable
     Accounts Funds - Oppenheimer Growth Fund)

     Oppenheimer Variable Account Funds - Oppenheimer Global           0.67%        0.02%        0.00%           0.69%
     Securities Fund/VA

     Oppenheimer Variable Account Funds - Oppenheimer Main Street      0.73%        0.05%        0.00%           0.78%
     Growth & Income Fund/VA (formerly, Oppenheimer Variable
     Account Funds - Oppenheimer Growth & Income Fund)

     Strong Opportunity Fund II, Inc.                                  1.00%        0.14%        0.00%           1.14%

     The Universal Institutional Funds, Inc. - Emerging Markets        0.45%        0.98%        0.00%           1.43%
     Debt Portfolio (formerly, Morgan Stanley Dean Witter
     Universal Funds, Inc. - Emerging Markets Debt Portfolio)

     The Universal Institutional Funds, Inc. - Mid Cap Growth          0.00%        1.05%        0.00%           1.05%
     Portfolio

      The Universal Institutional Funds, Inc.-- U. S. Real Estate       0.75%         0.35%    0.00%        1.10%
      Portfolio





                                                                    Management      Other        12b-1     Total Underlying
                                                                       Fees        Expenses       Fees        Mutual Fund
                                                                                                               Expenses

     Van Eck Worldwide Insurance Trust - Worldwide Emerging            1.00%        0.34%        0.00%           1.34%
     Markets Fund

     Van Eck Worldwide Insurance Trust - Worldwide Hard Assets         1.00%        0.26%        0.00%           1.26%
     Fund

     Victory Variable Insurance Funds - Diversified Stock Fund:        0.00%        0.78%        0.00%           0.78%
     Class A

     Victory Variable Insurance Funds - Small Company Opportunity      0.00%        0.75%        0.00%           0.75%
     Fund: Class A

     Warburg Pincus Trust - Global Post-Venture Capital Portfolio      1.07%        0.33%        0.00%           1.40%
     (formerly, Warburg Pincus Trust - Post-Venture Capital
     Portfolio)

     Warburg Pincus Trust - International Equity Portfolio             1.00%        0.32%        0.00%           1.32%

     Warburg Pincus Trust - Value Portfolio (formerly, Warburg         0.56%        0.44%        0.00%           1.00%
     Pincus Trust - Growth & Income Portfolio)

     W&R Target Funds, Inc. - Asset Strategy Portfolio                 0.74%        0.14%        0.24%           1.12%

     W&R Target Funds, Inc. - Balanced Portfolio                       0.65%        0.06%        0.24%           0.95%

     W&R Target Funds, Inc. - Bond Portfolio                           0.52%        0.06%        0.24%           0.82%

     W&R Target Funds, Inc. - Core Equity Portfolio                    0.69%        0.02%        0.24%           0.95%

     W&R Target Funds, Inc. - Growth Portfolio                         0.69%        0.02%        0.24%           0.95%

     W&R Target Funds, Inc.  - High Income Portfolio                   0.63%        0.05%        0.24%           0.92%

     W&R Target Funds, Inc. - International Portfolio                  0.82%        0.15%        0.24%           1.21%

     W&R Target Funds, Inc. - Limited-Term Bond Portfolio              0.52%        0.15%        0.24%           0.91%

     W&R Target Funds, Inc. - Money Market Portfolio                   0.44%        0.08%        0.24%           0.76%

     W&R Target Funds, Inc. - Science and Technology Portfolio         0.80%        0.06%        0.24%           1.10%

     W&R Target Funds, Inc. - Small Cap Portfolio                      0.84%        0.04%        0.24%           1.12%



(1)   The expenses shown are estimated expenses.
(2) Expenses are based on the estimated expenses that the new Service Shares class of each Portfolio expects to incur in its initial fiscal year.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements:




                                                                 Management        Other         12b-1     Total Underlying
                                                                    Fees         Expenses         Fees        Mutual Fund
                                                                                                               Expenses

     Evergreen Variable Trust - Evergreen VA Blue Chip Fund        0.61%           0.65%         0.00%           1.26%

     Evergreen Variable Trust - Evergreen VA Equity Index Fund     0.40%           0.42%         0.00%           0.82%

     Evergreen Variable Trust - Evergreen VA Fund                  0.95%           0.13%         0.00%           1.08%

     Evergreen Variable Trust - Evergreen VA Global Leaders        0.95%           0.24%         0.00%           1.19%
     Fund

     Evergreen Variable Trust - Evergreen VA Growth and            0.95%           0.12%         0.00%           1.07%
     Income Fund



                                                                 Management        Other         12b-1     Total Underlying
                                                                    Fees         Expenses         Fees        Mutual Fund
                                                                                                               Expenses

     Evergreen Variable Trust - Evergreen VA International         0.75%           1.69%         0.00%           2.44%
     Growth Fund

     Evergreen Variable Trust - Evergreen VA Masters Fund          0.95%           0.55%         0.00%           1.50%

     Evergreen Variable Trust - Evergreen VA Omega Fund            0.60%           0.36%         0.00%           0.96%

     Evergreen Variable Trust - Evergreen VA Small Cap Value       0.95%           0.42%         0.00%           1.37%
     Fund

     Evergreen Variable Trust - Evergreen VA Special Equity        1.36%           2.32%         0.00%           3.68%
     Fund

     Federated Insurance Series - Federated Quality Bond Fund      0.60%           0.89%         0.25%           1.74%
     II

     Fidelity VIP Equity-Income Portfolio: Service Class           0.48%           0.09%         0.10%           0.67%

     Fidelity VIP Growth Portfolio: Service Class                  0.58%           0.09%         0.10%           0.77%

     Fidelity VIP Overseas Portfolio: Service Class                0.73%           0.18%         0.10%           1.01%

     Fidelity VIP II Contrafund(R) Portfolio: Service Class        0.58%           0.10%         0.10%           0.78%

     Fidelity VIP III Growth Opportunities Portfolio: Service      0.58%           0.11%         0.10%           0.79%
     Class

     NSAT Dreyfus NSAT Mid Cap Index Fund (formerly,               0.88%           0.86%         0.00%           1.74%
     Nationwide Mid Cap Index Fund) (formerly, Nationwide
     Select Advisers Mid Cap Fund)

     NSAT Federated NSAT Equity Income Fund (formerly,             0.80%           0.29%         0.00%           1.09%
     Nationwide Equity Income Fund)

     NSAT Federated NSAT High Income Bond Fund                     0.80%           0.50%         0.00%           1.30%

     NSAT J.P. Morgan NSAT Balanced Fund (formerly,                0.75%           0.25%         0.00%           1.00%
     Nationwide Balanced Fund)

     NSAT Gartmore NSAT Emerging Markets Fund                      1.15%           0.88%         0.00%           2.03%

     NSAT Gartmore NSAT Global Technology and Communications       0.98%           0.73%         0.00%           1.71%
     Fund

     NSAT Gartmore NSAT International Growth Fund                  1.00%           0.88%         0.00%           1.88%

     NSAT Nationwide Global 50 Fund (formerly, NSAT                1.00%           0.54%         0.00%           1.54%
     Nationwide Global Equity Fund)

     NSAT MAS NSAT Multi Sector Bond Fund* (formerly,              0.75%           0.27%         0.00%           1.02%
     Nationwide Multi Sector Bond Fund)

     NSAT Nationwide Small Cap Growth Fund (formerly, NSAT         1.10%           1.30%         0.00%           2.40%
     Nationwide Select Advisers Small Cap Growth Fund)

     NSAT Nationwide Small Cap Value Fund                          0.90%           0.37%         0.00%           1.27%

     NSAT Strong NSAT Mid Cap Growth Fund (formerly,               0.90%           0.33%         0.00%           1.23%
     Nationwide Strategic Growth Fund)

     NSAT Nationwide Strategic Value Fund                          0.90%           0.32%         0.00%           1.22%

     NSAT Turner NSAT Growth Focus Fund                            0.90%           0.76%         0.00%           1.66%

     Neuberger Berman AMT Mid-Cap Growth Portfolio                 0.93%           0.15%         0.00%           1.08%

     The Universal Institutional Funds, Inc. - Emerging            0.80%           0.98%         0.00%           1.78%
     Markets Debt Portfolio (formerly, Morgan Stanley Dean
     Witter Universal Funds, Inc. - Emerging Markets Debt
     Portfolio)

     The Universal Institutional Funds, Inc. - Mid Cap Growth      0.75%           7.31%         0.00%           8.06%
     Portfolio

     The Universal Institutional Funds, Inc.-- U. S. Real          0.80%           0.35%         0.00%           1.15%
     Estate Portfolio




                                                                 Management        Other         12b-1     Total Underlying
                                                                    Fees         Expenses         Fees        Mutual Fund
                                                                                                               Expenses

     Van Eck Worldwide Insurance Trust - Worldwide Emerging        1.00%           0.54%         0.00%           1.54%
     Markets Fund

     Victory Variable Insurance Funds - Diversified Stock          0.30%           6.68%         0.00%           6.98%
     Fund: Class A

     Victory Variable Insurance Funds - Small Company              0.30%           9.33%         0.00%           9.63%
     Opportunity Fund: Class A

     Warburg Pincus Trust -  Global Post-Venture Capital           1.25%           0.33%         0.00%           1.58%
     Portfolio (formerly, Warburg Pincus Trust - Post-Venture
     Capital Portfolio)

     Warburg Pincus Trust- Value Portfolio (formerly, Warburg      0.75%           0.59%         0.00%           1.34%
     Pincus Trust - Growth & Income Portfolio)

EXAMPLE

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in underlying mutual fund expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC schedule and an assumed variable account charge of 2.70% which is the maximum charge for the maximum number of rider options.

For those contracts that do not elect the maximum number of rider options, the expenses are reduced. Deductions for premium taxes are not reflected but may apply.

                               If you surrender your contract If you do not surrender your      If you annuitize your
                                at the end of the applicable   contract at the end of the             contract
                                        time period              applicable time period     at the end of the applicable
                                                                                                     time period

                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.

American Century Variable        99     163    220     381      36    109    184     381      *     109    184     381
Portfolios, Inc. - American
Century VP Income & Growth

American Century Variable       105     182    251     439      42    128    215     439      *     128    215     439
Portfolios, Inc. - American
Century VP International

American Century Variable       102     172    235     409      39    118    199     409      *     118    199     409
Portfolios, Inc. - American
Century VP Value

Dreyfus Investment Portfolios   104     179    247     431      41    125    211     431      *     125    211     431
- European Equity Portfolio

The Dreyfus Socially            100     165    224     389      37    111    188     389      *     111    188     389
Responsible Growth Fund, Inc.

Dreyfus Stock Index Fund, Inc.   94     149    197     339      31    95     161     339      *     95     161     339

Dreyfus Variable Investment     100     165    224     388      37    111    188     388      *     111    188     388
Fund - Appreciation Portfolio
(formerly, Dreyfus Variable
Investment Fund - Capital
Appreciation Portfolio)

Evergreen Variable Trust -      102     172    235     409      39    118    199     409      *     118    199     409
Evergreen VA Blue Chip Fund

Evergreen Variable Trust -      104     177    244     425      41    123    208     425      *     123    208     425
Evergreen VA Capital Growth
Fund

Evergreen Variable Trust -       95     151    200     344      32    97     164     344      *     97     164     344
Evergreen VA Equity Index Fund

Evergreen Variable Trust -      101     170    232     404      38    116    196     404      *     116    196     404
Evergreen VA Foundation Fund

Evergreen Variable Trust -      102     172    236     410      39    118    200     410      *     118    200     410
Evergreen VA Fund

                               If you surrender your contract If you do not surrender your      If you annuitize your
                                at the end of the applicable   contract at the end of the             contract
                                        time period              applicable time period     at the end of the applicable
                                                                                                     time period

                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.

Evergreen Variable Trust -      102     172    235     409      39    118    199     409      *     118    199     409
Evergreen VA Global Leaders
Fund

Evergreen Variable Trust -      102     172    235     409      39    118    199     409      *     118    199     409
Evergreen VA Growth and
Income Fund

Evergreen Variable Trust -      102     173    236     411      39    119    200     411      *     119    200     411
Evergreen VA International
Growth Fund

Evergreen Variable Trust -      102     172    235     409      39    118    199     409      *     118    199     409
Evergreen VA Masters Fund

Evergreen Variable Trust -      101     171    233     405      38    117    197     405      *     117    197     405
Evergreen VA Omega Fund

Evergreen Variable Trust -      102     172    235     409      39    118    199     409      *     118    199     409
Evergreen VA Small Cap Value
Fund

Evergreen Variable Trust -      102     173    236     411      39    119    200     411      *     119    200     411
Evergreen VA Special Equity
Fund

Evergreen Variable Trust -      100     167    227     394      37    113    191     394      *     113    191     394
Evergreen VA Strategic Income
Fund

Federated Insurance Series -     98     162    219     379      35    108    183     379      *     108    183     379
Federated Quality Bond Fund II

Fidelity VIP Equity-Income       98     161    218     377      35    107    182     377      *     107    182     377
Portfolio:  Service Class

Fidelity VIP Growth              99     164    222     386      36    110    186     386      *     110    186     386
Portfolio:  Service Class

Fidelity VIP  High Income       100     165    224     389      37    111    188     389      *     111    188     389
Portfolio:  Service Class

Fidelity VIP Overseas           102     171    234     407      39    117    198     407      *     117    198     407
Portfolio:  Service Class

Fidelity VIP II Contrafund(R)    99     164    222     386      36    110    186     386      *     110    186     386
Portfolio:  Service Class

Fidelity VIP III Growth         100     165    224     388      37    111    188     388      *     111    188     388
Opportunities Portfolio:
Service Class

Janus Aspen Series - Capital    101     170    232     403      38    116    196     403      *     116    196     403
Appreciation Portfolio:
Service Shares

Janus Aspen Series - Global     102     173    236     411      39    119    200     411      *     119    200     411
Technology Portfolio:
Service Shares

Janus Aspen Series -            102     172    235     409      39    118    199     409      *     118    199     409
International Growth
Portfolio:  Service Shares

NSAT Capital Appreciation Fund   99     164    222     385      36    110    186     385      *     110    186     385

NSAT Government Bond Fund        98     161    217     376      35    107    181     376      *     107    181     376

                               If you surrender your contract If you do not surrender your      If you annuitize your
                                at the end of the applicable   contract at the end of the             contract
                                        time period              applicable time period     at the end of the applicable
                                                                                                     time period

                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.

NSAT Money Market Fund           97     158    212     366      34    104    176     366      *     104    176     366

NSAT Total Return Fund           99     163    221     383      36    109    185     383      *     109    185     383

NSAT Dreyfus NSAT Mid Cap       102     173    236     411      39    119    200     411      *     119    200     411
Index Fund (formerly,
Nationwide Mid Cap Index
Fund) (formerly, Nationwide
Select Advisers Mid Cap Fund)

NSAT Federated NSAT Equity      101     170    232     404      38    116    196     404      *     116    196     404
Income Fund (formerly,
Nationwide Equity Income Fund)

NSAT Federated NSAT High        101     170    232     404      38    116    196     404      *     116    196     404
Income Bond Fund

NSAT J.P. Morgan NSAT           101     169    230     399      38    115    194     399      *     115    194     399
Balanced Fund (formerly,
Nationwide Balanced Fund)

NSAT Gartmore NSAT Emerging     110     195    271     474      47    141    235     474      *     141    235     474
Markets Fund

NSAT Gartmore NSAT Global       106     183    252     440      43    129    216     440      *     129    216     440
Technology and Communications
Fund

NSAT Gartmore NSAT              108     190    264     461      45    136    228     461      *     136    228     461
International Growth Fund

NSAT Nationwide Global 50       104     178    244     427      41    124    208     427      *     124    208     427
Fund (formerly, NSAT
Nationwide Global Equity Fund)

NSAT MAS NSAT Multi Sector      101     169    230     399      38    115    194     399      *     115    194     399
Bond Fund* (formerly,
Nationwide Multi Sector Bond
Fund)

NSAT Nationwide Small Cap       105     181    249     435      42    127    213     435      *     127    213     435
Growth Fund (formerly, NSAT
Nationwide Select Advisers
Small Cap Growth Fund)

NSAT Nationwide Small Cap       104     179    247     431      41    125    211     431      *     125    211     431
Value Fund

NSAT Nationwide Small Company   103     176    242     422      40    122    206     422      *     122    206     422
Fund

NSAT Strong NSAT Mid Cap        102     172    235     409      39    118    199     409      *     118    199     409
Growth Fund (formerly,
Nationwide Strategic Growth
Fund)

NSAT Nationwide Strategic       102     172    235     409      39    118    199     409      *     118    199     409
Value Fund

NSAT Turner NSAT Growth Focus   106     183    252     440      43    129    216     440      *     129    216     440
Fund

Neuberger Berman AMT Guardian   102     172    235     409      39    118    199     409      *     118    199     409
Portfolio

                               If you surrender your contract If you do not surrender your      If you annuitize your
                                at the end of the applicable   contract at the end of the             contract
                                        time period              applicable time period     at the end of the applicable
                                                                                                     time period

                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.

Neuberger Berman AMT Mid-Cap    102     172    235     409      39    118    199     409      *     118    199     409
Growth Portfolio

Neuberger Berman AMT Partners   100     168    228     397      37    114    192     397      *     114    192     397
Portfolio

Oppenheimer Variable Account     98     162    218     378      35    108    182     378      *     108    182     378
Funds - Oppenheimer
Aggressive Growth Fund/VA
(formerly, Oppenheimer
Variable Account Funds -
Oppenheimer Capital
Appreciation Fund)

Oppenheimer Variable Account     99     163    220     381      36    109    184     381      *     109    184     381
Funds - Oppenheimer Capital
Appreciation Fund/VA
(formerly, Oppenheimer
Variable Account Funds -
Oppenheimer Growth Fund)

Oppenheimer Variable Account     99     162    219     380      36    108    183     380      *     108    183     380
Funds - Oppenheimer Global
Securities Fund/VA

Oppenheimer Variable Account    100     165    224     388      37    111    188     388      *     111    188     388
Funds - Oppenheimer Main
Street Growth & Income
Fund/VA (formerly,
Oppenheimer Variable Account
Funds - Oppenheimer Growth &
Income Fund)

Strong Opportunity Fund II,     103     176    242     421      40    122    206     421      *     122    206     421
Inc.

The Universal Institutional     106     185    256     447      43    131    220     447      *     131    220     447
Funds, Inc. - Emerging
Markets Debt Portfolio
(formerly, Morgan Stanley
Dean Witter Universal Funds,
Inc. - Emerging Markets Debt
Portfolio)

The Universal Institutional     102     173    237     413      39    119    201     413      *     119    201     413
Funds, Inc. - Mid Cap Growth
Portfolio

The Universal Institutional     103     175    240     418      40    121    204     418      *     121    204     418
Funds, Inc.-- U. S. Real
Estate Portfolio

Van Eck Worldwide Insurance     105     182    251     439      42    128    215     439      *     128    215     439
Trust - Worldwide Emerging
Markets Fund

Van Eck Worldwide Insurance     105     180    247     432      42    126    211     432      *     126    211     432
Trust - Worldwide Hard Assets
Fund

Victory Variable Insurance      100     165    224     388      37    111    188     388      *     111    188     388
Funds - Diversified Stock
Fund: Class A

                               If you surrender your contract If you do not surrender your      If you annuitize your
                                at the end of the applicable   contract at the end of the             contract
                                        time period              applicable time period     at the end of the applicable
                                                                                                     time period

                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.

Victory Variable Insurance       99     164    222     386      36    110    186     386      *     110    186     386
Funds - Small Company
Opportunity Fund: Class A

Warburg Pincus Trust - Global   106     184    254     444      43    130    218     444      *     130    218     444
Post-Venture Capital
Portfolio (formerly, Warburg
Pincus Trust - Post-Venture
Capital Portfolio)

Warburg Pincus Trust -          105     182    250     437      42    128    214     437      *     128    214     437
International Equity Portfolio

Warburg Pincus Trust - Value    102     172    235     409      39    118    199     409      *     118    199     409
Portfolio (formerly, Warburg
Pincus Trust - Growth &
Income Portfolio)

W&R Target Funds, Inc. -        103     176    241     419      40    122    205     419      *     122    205     419
Asset Strategy Portfolio

W&R Target Funds, Inc. -        101     170    232     404      38    116    196     404      *     116    196     404
Balanced Portfolio

W&R Target Funds, Inc. - Bond   100     166    226     392      37    112    190     392      *     112    190     392
Portfolio

W&R Target Funds, Inc. - Core   101     170    232     404      38    116    196     404      *     116    196     404
Equity Portfolio

W&R Target Funds, Inc. -        101     170    232     404      38    116    196     404      *     116    196     404
Growth Portfolio

W&R Target Funds, Inc. - High   101     169    231     401      38    115    195     401      *     115    195     401
Income Portfolio

W&R Target Funds, Inc. -        104     178    245     427      41    124    209     427      *     124    209     427
International Portfolio

W&R Target Funds, Inc. -        101     169    230     401      38    115    194     401      *     115    194     401
Limited-Term Bond Portfolio

W&R Target Funds, Inc. -         99     164    223     386      36    110    187     386      *     110    187     386
Money Market Portfolio

W&R Target Funds, Inc. -        103     175    240     418      40    121    204     418      *     121    204     418
Science and Technology
Portfolio

W&R Target Funds, Inc. -        103     176    241     419      40    122    205     419      *     122    205     419
Small Cap Portfolio



*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)."

The contracts can be categorized as:
   -        Investment-only;
   -        Non-Qualified;
   - Individual Retirement Annuities with contributions rolled over or transferred from certain tax-qualified plans*;
   -        Roth IRAs;
   - Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*;
   -        Charitable Remainder Trusts;
   -        SEP IRAs; and
   -        Simple IRAs.

*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
                      MINIMUM INITIAL       MINIMUM
     CONTRACT           PURCHASE          SUBSEQUENT
       TYPE              PAYMENT            PAYMENTS
-------------------- ----------------- ------------------
Investment-only          $15,000            $1,000
-------------------- ----------------- ------------------
Non-Qualified            $15,000            $1,000
-------------------- ----------------- ------------------
IRA                      $15,000            $1,000
-------------------- ----------------- ------------------
Roth IRA                 $15,000            $1,000
-------------------- ----------------- ------------------
Tax Sheltered            $15,000            $1,000
Annuity
-------------------- ----------------- ------------------
Charitable               $15,000            $1,000
Remainder Trust
-------------------- ----------------- ------------------
SEP IRA                  $15,000            $1,000
-------------------- ----------------- ------------------
Simple IRA               $15,000            $1,000
-------------------- ----------------- ------------------

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 0.95% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

There are several CDSC options that are available to contract owners, each with different characteristics and costs. The charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:

---------------------------- ------------- ------------
          OPTION               CONTRACT      CHARGE
                                 TYPE
---------------------------- ------------- ------------
Five Year CDSC Option        All*          0.15%
---------------------------- ------------- ------------
Additional Withdrawal        All           0.10%
Without Charge and
Disability Waiver
---------------------------- ------------- ------------
10 Year and Disability       Tax           0.05%
Waiver                       Sheltered
                             Annuities
---------------------------- ------------- ------------
Hardship Waiver              Tax           0.15%
                             Sheltered
                             Annuities
---------------------------- ------------- ------------

*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

If the contract owner elects the Reduced Purchase Payment Option, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return for the reduction, Nationwide will deduct an additional charge of 0.25% of the daily net assets of the variable account. This option is not available for contracts issued as Investment-only contracts.


Optional death benefits are available under the contract. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected or 0.20% of the daily net assets of the variable account if the 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected. For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct 0.05% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected, or 0.10% of the daily net assets of the variable account if the 5% Enhanced Death Benefit is elected.

Effective January 2, 2001, two Guaranteed Minimum Income Benefit options are available under the contract. If the contract owner elects one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annual rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefits").


An Extra Value Option is available under the contract. The Extra Value Option is only available at the time of application. If the contract owner elects the Extra Value Option on the application, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide will discontinue deducting this charge seven years from the date the contract was issued. Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Upon annuitization of the contract, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of a variable account charge which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.


SECURITY DISTRIBUTORS, INC.

The contracts are also distributed by the general distributor, Security Distributors, Inc., 700 S.W. Harrison, Topeka, Kansas 66636.

WADDELL & REED, INC.

The contracts are also distributed by Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park Kansas 66202.


TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

NON-QUALIFIED ANNUITY CONTRACTS

A Non-Qualified Annuity Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Annuity Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Annuity contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

Individual Retirement Annuities are contracts that are issued by insurance companies and satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts and Individual Retirement Annuities, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAS)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy certain requirements:

-    minimum participation rules;

-    top-heavy contribution rules;

-    nondiscriminatory allocation rules; and

-    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies the following:

-    vesting requirements,

-    participation requirements; and

-    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

ROTH IRAS

Roth IRA contracts are contracts that are issued by insurance companies and satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under Investment-only Contracts, Individual Retirement Annuities, Simple IRAs, SEP IRAs, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     1) shares of a current underlying mutual fund are no longer available for investment; or

     2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. For contract owners that elect the Extra Value Option, allocations made to the Guaranteed Term Options for the first seven contract years will be credited a guaranteed interest rate of 0.45% less than the guaranteed interest rate that applies to the Guaranteed Term Options if the Extra Value Option is not elected. That rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, Dollar Cost Averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

For contract owners that elect the Extra Value Option, payments or transfers made to the fixed account will, for the first seven contract years, be credited a guaranteed interest rate of 0.45% less than the crediting rate that applies to the fixed account if the Extra Value Option is not elected. Nationwide guarantees, however, that the rate will not be less than 3.0% for any given year.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annual rate of 0.95% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the two optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered. For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

 Number of Years from Date               CDSC
    of Purchase Payment               Percentage
             0                            7%
             1                            7%
             2                            6%
             3                            5%
             4                            4%
             5                            3%
             6                            2%
             7                            0%

The CDSC is used to cover sales expenses, including commissions (maximum of 6% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (a)  10% of all purchase payments; or

     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

     (1) upon the annuitization of contracts which have been in force for at least two years;

     (2)  upon payment of a death benefit; or

     (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b), where:

(a) is the amount which would otherwise be available for withdrawal without a CDSC; and

(b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

REDUCED PURCHASE PAYMENT OPTION

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-only Contracts.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders and withdrawals, is maintained at $25,000 or more.

This election must be submitted in writing on a form provided by Nationwide. Termination of the rider will occur as of the date on the election form, and the charge for this rider will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC OPTIONS AND CHARGES

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option.

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

The Five Year CDSC Option applies as follows:

       Number of Years from Date of          CDSC
             Purchase Payment             Percentage
                     0                        7%
                     1                        7%
                     2                        6%
                     3                        4%
                     4                        2%
                     5                        0%

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Additional Withdrawal without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Additional CDSC Waiver Options for Tax Sheltered Annuities

     10 Year and Disability Waiver

     For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

          (1) the contract owner has been the owner of the contract for 10 years; and

          (2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

     This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

     Hardship Waiver

     For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section (401(k)). The contract owner may be required to provide proof of hardship.

     If this waiver becomes effective, no additional purchase payments may be made to the contract.

DEATH BENEFIT OPTIONS


The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.


If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.15% (for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection) or 0.20% (for the 5% Enhanced Death Benefit with Long Term Care/Nursing Home waiver and Spousal Protection) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date of the partial surrender.

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date of the partial surrender.

EACH DEATH BENEFIT OPTION HAS A SPOUSAL PROTECTION FEATURE. THE SPOUSAL PROTECTION FEATURE ALLOWS A SURVIVING SPOUSE TO CONTINUE THE CONTRACT WHILE RECEIVING THE ECONOMIC BENEFIT OF THE DEATH BENEFIT UPON THE DEATH OF THE OTHER SPOUSE. THE SPOUSAL PROTECTION FEATURE IS PROVIDED AT NO ADDITIONAL CHARGE FOR CONTRACTS ISSUED AS NON-QUALIFIED CONTRACTS AND INDIVIDUAL RETIREMENT ANNUITIES
(IRAS) ONLY, PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED.

(1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs, only the person for whom the IRA was established may be named as the contract owner;

(2)  The spouses must be co-annuitants;

(3) Both co-annuitants must be age 85 or younger at the time the contract is issued;

(4)  The spouses must each be named as beneficiaries;

(5) No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA contracts, this person must be the contract owner);

(7) If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

(8) If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.

THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE CONTRACT MODIFICATIONS LISTED ABOVE.


If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.05% (for the One-Year Step Up Death Benefit) or 0.10% (for the 5% Enhanced Death) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)  the contract value; or

(2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

ALL DEATH BENEFIT OPTIONS HAVE A LONG TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT AVAILABLE AT NO ADDITIONAL CHARGE PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED.

No CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (.e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.


GUARANTEED MINIMUM INCOME BENEFIT OPTION

The contract owner can purchase one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

EXTRA VALUE OPTION

THE EXTRA VALUE OPTION MAY NOT BE AVAILABLE IN ALL STATES. APPLICANTS SHOULD BE AWARE OF THE FOLLOWING PRIOR TO ELECTING THE EXTRA VALUE OPTION:

1. ELECTING THE EXTRA VALUE OPTION WILL BE BENEFICIAL FOR CONTRACT OWNERS ONLY IF THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUNDS, AND RATE OF RETURN IN THE FIXED ACCOUNT AND GUARANTEED TERM OPTIONS, IS GREAT ENOUGH TO COMPENSATE FOR THE REDUCTION IN CONTRACT VALUE DUE TO THE 0.45% CHARGE;

2. NATIONWIDE MAY MAKE A PROFIT FROM THE CHARGE ASSESSED BY THE EXTRA VALUE OPTION;

3. BECAUSE THE 0.45% CHARGE ASSOCIATED WITH THE EXTRA VALUE OPTION WILL BE ASSESSED AGAINST THE ENTIRE VARIABLE ACCOUNT VALUE FOR THE FIRST SEVEN (7) CONTRACT YEARS, CONTRACT OWNERS WHO ANTICIPATE MAKING ADDITIONAL PURCHASE PAYMENTS AFTER THE FIRST CONTACT YEAR SHOULD CAREFULLY EXAMINE THE EXTRA VALUE OPTION AND CONSULT THEIR FINANCIAL ADVISER REGARDING ITS DESIRABILITY;

4.   ONCE THE EXTRA VALUE OPTION IS ELECTED, IT MAY NOT BE REVOKED; AND

5. NATIONWIDE MAY RECAPTURE ALL OR PART OF THE AMOUNT CREDITED IN THE EVENT OF EARLY SURRENDERS, INCLUDING REVOCATION OF THE CONTRACT DURING THE CONTRACTUAL FREE-LOOK PERIOD.


For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. Nationwide may reduce this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide's general account. The amount credited will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first seven years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.40% of the daily net assets of the variable account for the first seven years of the contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the daily net assets of the variable account for the first seven years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

     (a) a 1.40% variable account charge for the first seven years of the contract, plus the Extra Value Option credit; or

     (b) a 0.95% variable account charge for the first seven years of the contract, without the Extra Value Option credit.


The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account asset charges of 1.40%) and contracts with no additional contract options whatsoever (total variable account asset charges of 0.95%). The figures are based upon:

(a)  a $100,000 initial purchase payment with no additional purchase payments;

(b) the deduction of variable account charges of an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the daily net asset value; and

(c) an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

                              7.75% RATE OF RETURN

           Contract Year               Base Contract          Contract With Extra
                                     (0.95% total asset       Value Option (1.40%
                                         charges)                total  charges)
                 1                        $106,731                 $109,470
                 2                        $113,916                 $116,347
                 3                        $121,584                 $123,655
                 4                        $129,768                 $131,423
                 5                        $138,504                 $139,679
                 6                        $147,827                 $148,453
                 7                        $157,778                 $157,778
                 8                        $168,398                 $168,399
                 9                        $179,734                 $179,734
                 10                       $191,833                 $191,833



Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa. The table above assumes no additional purchase payments are made to the contract after the first contract anniversary. If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.75%) the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

     (a) the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

     (b) withdrawals that are subject to a CDSC are taken before the end of the seventh contract year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide may recapture the full credited amount if the contract value, at the time of the request to surrender, is equal to or greater than the purchase payments made to the contract. In such a situation, the contract owner is entitled to keep any earnings. If, however, the contract value is less than the purchase payments made to the contract, Nationwide will bear the loss.

After the free look period and before the seventh contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture. For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC. This means that the percentage of the amount credited to be recaptured will be the determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

For contracts issued in the State of New York, after the free look period and before the seventh contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following:

                         (EXTRA VALUE AMOUNT) PERCENTAGE
  CONTRACT YEARS         OF FIRST YEAR PURCHASE PAYMENTS
       1 and 2                          3%
      3,4 and 5                         2%
       6 and 7                          1%
     After year 7                       0%

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts and the fixed account in the same proportion as allocated by the contract owner at the same time of the withdrawal.

NO AMOUNT CREDITED WILL BE SUBJECT TO RECAPTURE IF THE WITHDRAWAL IS NOT SUBJECT TO A CDSC OR IF A DISTRIBUTION IS TAKEN AS A RESULT OF DEATH, ANNUITIZATION, OR TO MEET MINIMUM DISTRIBUTION REQUIREMENTS UNDER THE INTERNAL REVENUE CODE. IN ADDITION, NO RECAPTURE WILL TAKE PLACE AFTER THE SEVENTH CONTRACT YEAR.

After the end of the first seven contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested. Nationwide intends to administer the removal of the 0.45% rider option charge by decreasing the number of units and increasing the unit value of the sub-accounts in which the contract owner was invested at the end of the seventh contract year. The elimination of the 0.45% charge and the adjustment in the number of units and unit values will not affect contract owners' contract values.

Upon annuitization of the contract, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

-    on a Nationwide form;

-    signed by the contract owner; and

-    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     -    joint owners can only be named for Non-Qualified Contracts;

     - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

     - the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

     - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

     - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance (age 83 or younger if electing a Guaranteed Minimum Income Benefit option), unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                                           MINIMUM
     CONTRACT        MINIMUM INITIAL      SUBSEQUENT
       TYPE          PURCHASE PAYMENT      PAYMENTS
Investment-only          $15,000            $1,000
Non-Qualified            $15,000            $1,000
IRA                      $15,000            $1,000
Roth IRA                 $15,000            $1,000
Tax Sheltered            $15,000            $1,000
Annuity
Charitable               $15,000            $1,000
Remainder Trust
SEP IRA                  $15,000            $1,000
Simple IRA               $15,000            $1,000

Subsequent purchase payments are not permitted for contracts issued in the State of Oregon and may not be permitted in other states under certain circumstances.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-        New Year's Day            -        Independence Day
-        Martin Luther King, Jr.   -        Labor Day
-        Presidents' Day           -        Thanksgiving
-        Good Friday               -        Christmas
-        Memorial Day

Nationwide also will not price purchase payments if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

     (1) the value of amounts allocated to the sub-accounts of the variable account; and

     (2)  amounts allocated to the fixed account; and

     (3)  amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a) is:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 0.95% to 2.70% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

     (1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

     (2)  adding any interest earned on the amounts allocated.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

     (1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

     (2) adding any interest earned on the amounts allocated to any Guaranteed Term Option.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Fixed account allocations may be transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing or, in those states that allow them, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

- submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Contract owners who have elected the Extra Value Option and subsequently terminate the contract under the free look provision will forfeit any amounts credited to the contract. For those jurisdictions that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited; all losses attributable to the amount credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven contract years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh contract year. The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").


Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.


PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may take the CDSC from either:

     (a)  the amount requested; or

     (b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

     -    the participant dies;

     -    the participant retires;

     -    the participant terminates employment due to total disability; or

     - the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1. when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.   The surrender limitations described in Section A also apply to:

     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.

Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)

                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)

ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)

     * The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, this fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.


Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the NSAT Money Market Fund or the W&R Target Funds, Inc. - Money Market Portfolio unless the contract owner directs otherwise.


DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     -    the contract is surrendered;

     -    the contract owner/annuitant dies;

     - the contract owner who is not the annuitant dies prior to annuitization; or

     -    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio, NSAT Government Bond Fund, NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide High Income Bond
Fund), NSAT Money Market Fund, and W&R Target Funds, Inc. - Money Market Portfolio to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.


Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Rate Dollar Cost Averaging programs are available.

Enhanced Rate Dollar Cost Averaging


Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Contract owners may participate in this program if their contract value is $10,000 or more. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the NSAT Money Market Fund or the W&R Target Funds, Inc. - Money Market Portfolio.


SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

     (1) 10% of all purchase payments made to the contract as of the withdrawal date;

     (2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

     (3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

        CONTRACT OWNER'S            PERCENTAGE OF
              AGE                   CONTRACT VALUE
         Under age 59 1/2                 5%
     Age 59 1/2 through age 61            7%
     Age 62 through age 64                8%
     Age 65 through age 74               10%
        Age 75 and over                  13%

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     (1)  an annuity payment option; and

     (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an "age last birthday" basis by:

     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

   A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN EXERCISING THE GUARANTEED MINIMUM INCOME BENEFIT OPTION.

The first payment under a variable payment annuity is determined on the annuitization date on an "age last birthday" basis by:

     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

     - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTION ("GMIB")

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.


How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

(a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;

(b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

(1)  the application of additional purchase payments;

(2)  surrenders; or

(3)  transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

GMIB Illustrations

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date, using the GMIB.

The illustrations assume the following:

- An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

- There are no surrenders from the contract or transfers to the fixed account (raising the fixed account value to greater than 30% of the contract value);

-    The contract is issued to a MALE at age 55, 65 or 70; and

- A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                             7 Years in Accumulation
                      $140,710.04 for GMIB at Annuitization

      Male Age at Issue          Male Age at Annuitization       GMIB Purchase Rate*             Monthly GMIB
              55                            62                         $4.72                         $664.15
              65                            72                         $5.96                         $838.63
              70                            77                         $6.79                         $955.42

                            10 Years in Accumulation
                      $162,889.46 for GMIB at Annuitization

      Male Age at Issue          Male Age at Annuitization       GMIB Purchase Rate*             Monthly GMIB
              55                            65                         $5.03                         $819.33
              65                            75                         $6.44                       $1,049.01
              70                            80                         $7.32                       $1,192.35

                            15 Years in Accumulation
                      $200,000.00 for GMIB at Annuitization

      Male Age at Issue          Male Age at Annuitization       GMIB Purchase Rate*             Monthly GMIB
              55                            70                         $5.66                       $1,132.00
              65                            80                         $7.32                       $1,464.00
              70                            85                         $8.18                       $1,636.00

* Guaranteed Monthly Benefit per $1,000 applied

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

     (1)  after the contract has been in effect for seven years; AND

     (2)  the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

     -    Life Annuity;

     -    Joint and Last Survivor Annuity; and

     -    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

     -    The GMIB must be elected at the time of application.

     - The annuitant must be age 82 or younger at the time the contract is issued.

     - The GMIB is irrevocable and will remain for as long as the contract remains in force.

 IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE
                      GMIB OPTION

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.

- A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

- Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

- The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

- Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

-    GMIB may not be approved in all state jurisdictions.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

     (1)  in a lump sum;

     (2)  as an annuity; or

     (3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

     (1)  proper proof of the annuitant's death;

     (2)  an election specifying the distribution method; and

     (3)  any state required form(s).

Five-Year Reset Death Benefit (Standard Contractual Death Benefit for all contracts)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     (1)  the contract value;

     (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).


One Year Enhanced Death Benefit (Available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary. The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

5% Enhanced Death Benefit (Available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications.)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments , less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the contract value was reduced on the date of the partial surrendered.

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date of partial surrender.

One-Year Step Up Death Benefit (Available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract modifications listed above)


If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     (1)  the contract value;

     (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).


5% Enhanced Death Benefit (Available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract modifications listed above)


If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     (1)  the contract value; or

     (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

     (1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     (2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          (a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations;

          (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

     (a) the death of the annuitant will be treated as the death of a contract owner;

     (b) any change of annuitant will be treated as the death of a contract owner; and

     (c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

     (a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

     (b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

     (a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

     (b)  the annuitant's retirement date.

Provision (b) does not apply to any employee who is a 5% owner (as defined in Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distribution commencing on the required distribution date must satisfy minimum distribution and incidental benefit provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered

Annuity determined by the end of the previous calendar year by:

     (a)  the annuitant's life expectancy; or if applicable,

     (b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

     (a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

     (b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS AND SIMPLE IRAS

Distributions from an Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

     (a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

     (b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

     (a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

          (1) treat the contract as an Individual Retirement Annuity, SEP IRA or Simple IRA established for his or her benefit; or

          (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

     (b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRA or Simple IRA.

If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     (a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

          (1) treat the contract as a Roth IRA established for his or her benefit; or

          (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

     (b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-    the type of contract purchased;

-    the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-    Individual Retirement Annuities;

-    SEP IRAs;

-    Simple IRAs;

-    Roth IRAs;

-    Tax Sheltered Annuities; and

-    "Non-Qualified Annuities."

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-    it is made on or after the date on which the contract owner attains age 59
     1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-    it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled as defined in the Internal Revenue Code;

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled as defined in the Internal Revenue Code;

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

-    the result of a contract owner's death;

- the result of a contract owner's disability, as defined in the Internal Revenue Code;

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

- acquired by the estate of a decedent by reason of the death of the decedent;

- issued in connection with certain qualified retirement plans and individual retirement plans;

- purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

-    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required). Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     (1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     (2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     (1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     (2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     -    a transfer of the contract from one contract owner to another; or

     -    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     (a) an individual who is two or more generations younger than the contract owner; or

     (b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

     -    the failure to diversify was accidental;

     -    the failure is corrected; and

     -    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     -    statements showing the contract's quarterly activity;

     - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

     - semi-annual reports as of June 30 containing financial statements for the variable account; and

     - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide Life Insurance Company and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000, Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000, the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY
ADVERTISING


A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund or the W&R Target Funds, Inc. - Money Market Portfolio. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units or the W&R Target Funds, Inc. - Money Market Portfolio's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund or the W&R Target Funds, Inc. - Money Market Portfolio generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.


Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     -    precious metals;

     -    real estate;

     -    stocks and bonds;

     -    closed-end funds;

     -    bank money market deposit accounts and passbook savings;

     -    CDs; and

     -    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

     -    S&P 500;

     -    Shearson/Lehman Intermediate Government/Corporate Bond Index;

     -    Shearson/Lehman Long-Term Government/Corporate Bond Index;

     -    Donoghue Money Fund Average;

     -    U.S. Treasury Note Index;

     -    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and

     -    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     -    Lipper Analytical Services, Inc.;

     -    CDA/Wiesenberger;

     -    Morningstar;

     -    Donoghue's;

     -    magazines such as:
          -    Money;
          -    Forbes;
          -    Kiplinger's Personal Finance Magazine;
          -    Financial World;
          -    Consumer Reports;
          -    Business Week;
          -    Time;
          -    Newsweek;
          -    National Underwriter; and
          -    News and World Report;

     -    LIMRA;

     -    Value;

     -    Best's Agent Guide;

     -    Western Annuity Guide;

     -    Comparative Annuity Reports;

     -    Wall Street Journal;

     -    Barron's;

     -    Investor's Daily;

     -    Standard & Poor's Outlook; and

     -    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized average annual total return ("non-standardized return").

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7 year CDSC schedule and the charges that could be assessed to a contract if the maximum rider options for a contract issued as a Tax Sheltered Annuity are chosen (2.70%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000, with variable account charges of 0.95%. No CDSC is reflected. An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1999. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                        10 Years
                                                                                      or Date Fund
                                                                                      Available in    Date Fund
                                                                                      the Variable   Available in
                                                           1 Year         5 Years        Account     the Variable
                  Sub-Account Option                     to 12/31/99    to 12/31/99    to 12/31/99     Account

American Century Variable Portfolios, Inc. - American       8.57%           N/A          17.59%          11/03/97
Century VP Income & Growth

American Century Variable Portfolios, Inc. - American      53.48%           N/A          31.44%          11/03/97
Century VP International

American Century Variable Portfolios, Inc. - American      -9.59%           N/A          -2.06%          11/03/97
Century VP Value

Dreyfus Investment Portfolios - European Equity             N/A             N/A          57.11%          09/27/99
Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.         20.34%           N/A          23.02%          11/03/97

Dreyfus Stock Index Fund, Inc.                             11.09%           N/A          19.07%          11/03/97

Dreyfus Variable Investment Fund - Appreciation             2.17%           N/A          14.98%          11/03/97
Portfolio (formerly, Dreyfus Variable Investment Fund
- Capital Appreciation Portfolio)

Federated Insurance Series - Federated Quality Bond         N/A             N/A          -9.19%          05/03/99
Fund II

Fidelity VIP Equity-Income Portfolio:  Service Class       -2.90%           N/A           4.65%          11/03/97

Fidelity VIP Growth Portfolio:  Service Class              27.38%           N/A          29.97%          11/03/97

Fidelity VIP  High Income Portfolio:  Service Class        -1.13%           N/A          -3.10%          11/03/97

Fidelity VIP Overseas Portfolio:  Service Class            32.43%           N/A          18.70%          11/03/97

Fidelity VIP II Contrafund(R)Portfolio:  Service Class     14.56%           N/A          19.30%          11/03/97

Fidelity VIP III Growth Opportunities Portfolio:           -4.92%           N/A           9.67%          11/03/97
Service Class

NSAT Capital Appreciation Fund                             -4.84%           N/A          11.94%          11/03/97

NSAT Government Bond Fund                                 -10.94%           N/A          -1.66%          11/03/97

NSAT Money Market Fund                                     -4.29%           N/A          -0.21%          10/31/97

NSAT Total Return Fund                                     -2.24%           N/A           7.45%          11/03/97


NSAT Dreyfus NSAT Mid Cap Index Fund (formerly,            11.39%           N/A           8.90%          11/03/97
Nationwide Mid Cap Index Fund) (formerly, Nationwide
Select Advisers Mid Cap Fund)

NSAT Federated NSAT Equity Income Fund (formerly,           9.02%           N/A          11.12%          11/03/97
Nationwide Equity Income Fund)

NSAT Federated NSAT High Income Bond Fund (formerly,       -5.89%           N/A          -0.06%          11/03/97
Nationwide High Income Bond Fund)

NSAT J.P. Morgan NSAT Balanced Fund (formerly,             -8.03%           N/A          -0.53%          11/03/97
Nationwide Balanced Fund)

NSAT Nationwide Global 50 Fund (formerly, NSAT             13.35%           N/A          14.68%          11/03/97
Nationwide Global Equity Fund)

NSAT MAS NSAT Multi Sector Bond Fund* (formerly,           -7.40%           N/A          -2.88%          11/03/97
Nationwide Multi Sector Bond Fund)


NSAT Nationwide Small Cap Growth Fund (formerly, NSAT       N/A             N/A          95.29%          05/03/99
Nationwide Select Advisers Small Cap Growth Fund)

NSAT Nationwide Small Cap Value Fund                       18.13%           N/A           4.31%          11/03/97

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (CONTINUED)

                                                                                        10 Years
                                                                                      or Date Fund
                                                                                      Available in    Date Fund
                                                                                      the Variable   Available in
                                                           1 Year         5 Years        Account     the Variable
                  Sub-Account Option                     to 12/31/99    to 12/31/99    to 12/31/99     Account

NSAT Nationwide Small Company Fund                         33.92%           N/A          11.59%          11/03/97


NSAT Strong NSAT Mid Cap Growth Fund (formerly,            73.68%           N/A          37.52%          11/03/97
Nationwide Strategic Growth Fund)


NSAT Nationwide Strategic Value Fund                      -11.61%           N/A          -5.66%          11/03/97

Neuberger Berman AMT Guardian Portfolio                    5.56%            N/A          18.71%          11/03/97

Neuberger Berman AMT Mid-Cap Growth Portfolio              43.58%           N/A          47.65%          11/03/97

Neuberger Berman AMT Partners Portfolio                    -1.82%           N/A           0.76%          11/03/97

Oppenheimer Variable Account Funds - Oppenheimer           72.59%           N/A          31.53%          11/03/97
Aggressive Growth Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer Capital
Appreciation Fund)

Oppenheimer Variable Account Funds - Oppenheimer           31.63%           N/A          23.52%          11/03/97
Capital Appreciation Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer  Growth Fund)

Oppenheimer Variable Account Funds - Oppenheimer Main      12.17%           N/A           8.03%          11/03/97
Street Growth & Income Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer Growth & Income
Fund)

The Universal Institutional Funds, Inc. - Emerging         19.65%           N/A          -6.61%          11/03/97
Markets Debt Portfolio (formerly, Morgan Stanley Dean
Witter Universal Funds, Inc. - Emerging Markets Debt
Portfolio)

Van Eck Worldwide Insurance Trust - Worldwide              88.86%           N/A           2.00%          11/03/97
Emerging Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard         11.48%           N/A          -16.88%         11/03/97
Assets Fund

Warburg Pincus Trust -  Global Post-Venture Capital        52.95%           N/A          17.05%          11/03/97
Portfolio (formerly, Warburg Pincus Trust -
Post-Venture Capital Portfolio)

Warburg Pincus Trust - International Equity Portfolio      43.11%           N/A          13.69%          11/03/97

Warburg Pincus Trust - Value Portfolio (formerly,          -2.91%           N/A           5.09%          11/03/97
Warburg Pincus Trust - Growth & Income Portfolio)

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
$25,000 INITIAL INVESTMENT

PLEASE NOTE: THE PERFORMANCE NUMBERS BELOW REFLECT THE DEDUCTION OF THE AMOUNT ASSESSED FOR THE BASE CONTRACT 0.95% (A CONTRACT WITH NO RIDER OPTIONS). FOR CONTRACT OWNERS WHO HAVE CHOSEN ONE OR MORE RIDER OPTIONS, THE FUND PERFORMANCE AS SHOWN WOULD BE REDUCED IN ACCORDANCE TO THE COSTS OF THE RIDER OPTIONS SELECTED.

                                                                                         10 Years
                                                                                       to 12/31/99
                                                            1 Year        5 Years       or Life of     Date Fund
                   Sub-Account Option                     to 12/31/99   to 12/31/99        Fund        Effective

American Century Variable Portfolios, Inc. - American       16.90%          N/A            23.53%         10/30/97
Century VP Income & Growth

American Century Variable Portfolios, Inc. - American       62.49%         23.12%          18.94%         05/02/94
Century VP International

American Century Variable Portfolios, Inc. - American       -1.79%          N/A            12.81%         05/01/96
Century VP Value

Dreyfus Investment Portfolios - European Equity               N/A           N/A            28.38%         04/30/99
Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.          28.84%         27.45%          22.93%         10/06/93

Dreyfus Stock Index Fund, Inc.                              19.46%         26.64%          16.48%         09/29/89

Dreyfus Variable Investment Fund - Appreciation             10.40%         24.09%          18.75%         04/05/93
Portfolio (formerly, Dreyfus Variable Investment Fund -
Capital Appreciation Portfolio)

Federated Insurance Series - Federated Quality Bond           N/A           N/A            -2.65%         04/22/99
Fund II

Fidelity VIP Equity-Income Portfolio:  Service Class         5.25%         17.45%          13.39%         10/09/86

Fidelity VIP Growth Portfolio:  Service Class               35.98%         28.46%          18.78%         10/09/86

Fidelity VIP High Income Portfolio:  Service Class           7.05%          9.76%          11.35%         09/19/85

Fidelity VIP Overseas Portfolio:  Service Class             41.11%         16.21%          10.35%         01/28/87

Fidelity VIP II Contrafund(R)Portfolio:  Service Class      22.97%          N/A            26.18%         01/03/95

Fidelity VIP III Growth Opportunities Portfolio:             3.19%          N/A            20.35%         01/03/95
Service Class

NSAT Capital Appreciation Fund                               3.29%         23.19%          16.17%         04/15/92

NSAT Government Bond Fund                                   -3.28%          6.45%           6.65%         11/08/82

NSAT Money Market Fund                                       3.85%          4.23%           4.00%         11/10/81

NSAT Total Return Fund                                       5.93%         19.56%          13.66%         11/08/82


NSAT Dreyfus NSAT Mid Cap Index Fund (formerly,
Nationwide Mid Cap Index Fund) (formerly, Nationwide
Select Advisers Mid Cap Fund)                               19.77%          N/A            13.19%         10/31/97

NSAT Federated NSAT Equity Income Fund (formerly,
Nationwide Equity Income Fund)                              17.37%          N/A            15.25%         10/31/97

NSAT Federated NSAT High Income Bond Fund (formerly,
Nationwide High Income Bond Fund)                            2.21%          N/A             4.22%         10/31/97

NSAT J.P. Morgan NSAT Balanced Fund (formerly,              -0.09%          N/A             3.77%         10/31/97
Nationwide Balanced Fund)

NSAT Nationwide Global 50 Fund (formerly, NSAT              21.76%          N/A            18.77%         10/31/97
Nationwide Global Equity Fund)

NSAT MAS NSAT Multi Sector Bond Fund* (formerly,             0.59%          N/A             1.43%         10/31/97
Nationwide Multi Sector Bond Fund)


NSAT Nationwide Small Cap Growth Fund (formerly, NSAT         N/A           N/A           103.72%         05/03/99
Nationwide Select Advisers Small Cap Growth Fund)

NSAT Nationwide Small Cap Value Fund                        26.62%          N/A             8.54%         10/31/97

                                                                                         10 Years
                                                                                       to 12/31/99
                                                            1 Year        5 Years       or Life of     Date Fund
                   Sub-Account Option                     to 12/31/99   to 12/31/99        Fund        Effective
NSAT Nationwide Small Company Fund                          42.65%          N/A            22.06%         10/23/95


NSAT Strong NSAT Mid Cap Growth Fund (formerly,             83.00%          N/A            41.46%         10/31/97
Nationwide Strategic Growth Fund)


NSAT Nationwide Strategic Value Fund                        -3.99%          N/A            -1.46%         10/31/97

Neuberger Berman AMT Guardian Portfolio                     13.84%          N/A            22.87%         11/03/97

Neuberger Berman AMT Mid-Cap Growth Portfolio               52.43%          N/A            51.80%         11/03/97

Neuberger Berman AMT Partners Portfolio                      6.35%         19.89%          16.38%         03/22/94

Oppenheimer Variable Account Funds - Oppenheimer            81.86%         28.48%          19.29%         08/15/86
Aggressive Growth Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer Capital
Appreciation Fund)

Oppenheimer Variable Account Funds - Oppenheimer            40.31%         29.43%          17.34%         04/03/85
Capital Appreciation Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer  Growth Fund)

Oppenheimer Variable Account Funds - Oppenheimer Main       20.55%           N/A           24.61%         07/05/95
Street Growth & Income Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer Growth & Income
Fund)

The Universal Institutional Funds, Inc. - Emerging          28.15%          N/A            -3.59%         06/19/97
Markets Debt Portfolio (formerly, Morgan Stanley Dean
Witter Universal Funds, Inc. - Emerging Markets Debt
Portfolio)

Van Eck Worldwide Insurance Trust - Worldwide Emerging      98.38%          N/A             8.93%         12/21/95
Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard          19.85%          0.52%           2.08%         09/01/89
Assets Fund

Warburg Pincus Trust - Global Post-Venture Capital          61.95%          N/A            21.26%         09/30/96
Portfolio (formerly, Warburg Pincus Trust -
Post-Venture Capital Portfolio)

Warburg Pincus Trust - International Equity Portfolio       51.98%          N/A            13.75%         06/30/95

Warburg Pincus Trust - Value Portfolio (formerly,            5.23%          N/A             9.30%         10/31/97
Warburg Pincus Trust - Growth & Income Portfolio)


The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Fund: Service Shares, and the Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no sub-account performance is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, Victory Variable Insurance Funds - Diversified Stock Fund:
Class A, and Victory Variable Insurance Funds - Small Company Opportunity Fund:
Class A were added to the variable account effective May 1, 2000. Therefore, no sub-account performance is available.

The following underlying mutual funds were added to the variable account effective May 1, 2000. Therefore, no sub-account performance is available:

     -    Evergreen Variable Trust - Evergreen VA Blue Chip Fund
     -    Evergreen Variable Trust - Evergreen VA Capital Growth Fund
     -    Evergreen Variable Trust - Evergreen VA Equity Index Fund

     -    Evergreen Variable Trust - Evergreen VA Foundation Fund
     -    Evergreen Variable Trust - Evergreen VA Fund
     -    Evergreen Variable Trust - Evergreen VA Global Leaders Fund
     -    Evergreen Variable Trust - Evergreen VA Growth and Income Fund
     -    Evergreen Variable Trust - Evergreen VA International Growth Fund
     -    Evergreen Variable Trust - Evergreen VA Masters Fund
     -    Evergreen Variable Trust - Evergreen VA Omega Fund
     -    Evergreen Variable Trust - Evergreen VA Small Cap Value Fund
     -    Evergreen Variable Trust - Evergreen VA Special Equity Fund
     -    Evergreen Variable Trust - Evergreen VA Strategic Income Fund


The Universal Institutional Funds, inc. - U.S. Real Estate Portfolio was added to the variable account effective September 25, 2000. Therefore, no sub-account performance is available.

The following underlying mutual fund options were added to the variable account effective October 2, 2000. Therefore, no sub-account performance is available:
     -    Nationwide Separate Account Trust - Gartmore NSAT Emerging Markets
          Fund
     - Nationwide Separate Account Trust - Gartmore NSAT Global Technology and Communications Fund
     -    Nationwide Separate Account Trust - Gartmore NSAT International Growth
          Fund
     -    Nationwide Separate Account Trust - Turner NSAT Growth Focus Fund

The following underlying mutual fund options were added to the variable account effective December 6, 2000. Therefore, no sub-account performance is available:
          -    W&R Target Funds, Inc. - Asset Strategy Portfolio
          -    W&R Target Funds, Inc. - Balanced Portfolio
          -    W&R Target Funds, Inc. - Bond Portfolio
          -    W&R Target Funds, Inc. - Core Equity Portfolio
          -    W&R Target Funds, Inc. - Growth Portfolio
          -    W&R Target Funds, Inc. - High Income Portfolio
          -    W&R Target Funds, Inc. - International Portfolio
          -    W&R Target Funds, Inc. - Limited-Term Bond Portfolio
          -    W&R Target Funds, Inc. - Money Market Portfolio
          -    W&R Target Funds, Inc. - Science and Technology Portfolio
          -    W&R Target Funds, Inc. - Small Cap Portfolio

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                                               PAGE

General Information and History...................................................................................1
Services..........................................................................................................1
Purchase of Securities Being Offered..............................................................................2
Underwriters......................................................................................................2
Calculations of Performance.......................................................................................2
Annuity Payments..................................................................................................3
Financial Statements..............................................................................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company that offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE
     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans.

Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO
     Investment Objective: The Portfolio seeks long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

DREYFUS STOCK INDEX FUND, INC.
The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

     APPRECIATION PORTFOLIO (FORMERLY, CAPITAL APPRECIATION PORTFOLIO) Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

EVERGREEN VARIABLE TRUST
The Evergreen Variable Trust ("Trust") is an open-end management investment company commonly referred to as a Mutual Fund. The Trust is designed to provide investors with a selection of investment alternatives which seek to provide capital growth, income and diversification through its investment series (the "Funds"). Shares of the Funds are sold to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies.

The investment adviser to the Evergreen VA Blue Chip Fund, Evergreen VA Capital Growth Fund, Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Growth and Income Fund, Evergreen VA Global Leaders Fund and Evergreen VA Small Cap Value Fund and Evergreen VA Special Equity Fund is Evergreen Asset Management Corp., a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB"), which in turn is a subsidiary of First Union Corporation. The Capital Management Group of FUNB serves as investment adviser to Evergreen VA Omega Fund. The First Capital Group of FUNB serves as investment adviser to the Evergreen VA Equity Index Fund. The investment adviser to the Evergreen VA Strategic Income Fund is Evergreen Investment Management Company, a wholly-owned subsidiary of FUNB.

     EVERGREEN VA BLUE CHIP FUND
     Investment Objective: Seeks capital growth with the potential for income. The Fund seeks to meet its objective by investing primarily in common stocks of well-established, large U.S. companies with a long history of performance, typically recognizable names representing a broad range of securities.

     EVERGREEN VA CAPITAL GROWTH FUND
     Investment Objective: Seeks to provide long-term capital growth. The Fund seeks to meet its objective by investing primarily in common stocks of large U.S. companies which its portfolio managers believe have the potential for capital appreciation over the intermediate and long-term. The Fund may also invest without limit in preferred stocks, convertible securities and any other securities that the portfolio managers believe may permit the Fund to achieve its investment objective.

     EVERGREEN VA EQUITY INDEX FUND
     Investment Objective: Seeks investment results that achieve price and yield performance similar to the S&P 500 Index. The Fund seeks to meet its objective by investing substantially all of its total assets in equity securities that represent a composite of the S&P 500 Index.

     EVERGREEN VA FOUNDATION FUND
     Investment Objective: Seeks, in order of priority: reasonable income, conservation of capital and capital appreciation. The Fund seeks to meet its objective by investing, under normal conditions, at least 25% of its assets in debt securities and the remainder in equity securities. The equity securities that the Fund invests in will include common stocks, preferred stocks and securities convertible or exchangeable for common stocks. The Fund's fixed income portion will include corporate debt securities issued by the U.S. Treasury or by an agency or instrumentally of the U.S. government, bank obligations, and high quality commercial paper.

     EVERGREEN VA FUND
     Investment Objective: Seeks to achieve long-term capital growth. The Fund seeks to meet its objective by investing primarily in the common stocks of large U.S. companies.

     EVERGREEN VA GLOBAL LEADERS FUND
     Investment Objective: Seeks to provide investors with long-term capital growth. The Fund seeks to meet its objective by investing at least 65% of its assets in a diversified portfolio of U.S. and non-U.S. equity securities of companies located in the world's major industrialized countries. The Fund's investment advisor will screen the largest companies in major industrialized countries and the Fund will invest in the 100 best companies selected by the investment advisor based on qualitative and quantitative criteria such as high return on equity, consistent earnings growth and established market presence.

     EVERGREEN VA GROWTH AND INCOME FUND
     Investment Objective: Seeks capital growth in the value of its shares and current income. The Fund seeks to meet its objective by investing primarily in common stock and securities convertible into or exchangeable for common stocks of mid-sized U.S. companies. The Fund may also invest up to 25% of its assets in foreign securities.

     EVERGREEN VA INTERNATIONAL GROWTH FUND
     Investment Objective: Seeks long-term growth of capital and secondarily, modest income. The Fund invests primarily in equity securities issued by well-established, quality companies located in countries with developed markets. The Fund may invest a portion of its assets in equity securities of companies located in certain emerging markets countries and the formerly communist countries of eastern Europe.

     EVERGREEN VA MASTERS FUND
     Investment Objectives: The Fund's investment objective is to seek long-term capital growth. The Fund's investment program is based on the Manager of Managers Strategy of First Union Bank's Evergreen Investment Management division (EIM). EIM allocates the Fund's portfolio assets on an approximately equal basis among a number of investment management organizations, each of which employs a different style. EIM has ultimate responsibility for the investment performance of the Fund. The style of each investment management organization is described below. EIM will continuously monitor the performance and investment styles of the Fund's portfolio managers. There can be no assurance that the Fund's investment objective will be achieved.

     Evergreen Asset Management Corp. ("Evergreen") will invest it's segment of the Fund's assets according to a value oriented strategy. Evergreen will invest in equity securities of U.S. and foreign companies with market capitalizations falling within the range of the Russell Midcap Growth Index of the time of the Fund's investment between approximately $500 million and $5 billion. Evergreen will invest in companies it believes the market has temporarily undervalued in relation to such factors as the company's assets, cash flow and earnings potential.

     MFS Institutional Advisors, Inc. ("MFS") will invest its segment of the portfolio according to its growth oriented investment strategy by primarily investing in equity securities of companies with market capitalizations falling within the range of the Russell Midcap Growth Index at the time of the Fund's investment. Such companies generally would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to continue sustained growth. MFS may invest up to 25% (and generally expects to invest between 1% and 10%) of its segment of the Fund's assets in foreign securities.

     OppenheimerFunds, Inc. ("Oppenheimer") manages its segment of the portfolio in accordance with a blended growth and value investment strategy. Investments are primarily in equity securities of those companies with market capitalizations over $5 billion; however, Oppenheimer may, when it deems advisable, invest in the equity securities of mid-cap and small-cap companies. In purchasing portfolio securities, Oppenheimer may invest without limit in foreign securities and may, to a limited degree, invest in non-convertible debt securities and preferred stocks which have the potential for capital appreciation.

     Putnam Investment Management, Inc. ("Putnam") invests its segment of the portfolio primarily, in accordance with its growth oriented investment strategy, in equity securities of U.S. and foreign issuers with market capitalizations of $3 billion or more. Putnam may also purchase non-convertible debt securities which offer the opportunity for capital appreciation. In the evaluation of a company, more consideration is given to growth potential than to dividend income.

     EVERGREEN VA OMEGA FUND
     Investment Objective: Seeks long-term capital growth. The Fund seeks to meet its objective by investing primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations.

     EVERGREEN VA SMALL CAP VALUE FUND
     Investment Objective: Seeks current income and capital growth in the value of its shares. The Fund seeks to meet its objective by investing primarily in common stocks of small U.S. companies (less than $1 billion in market capitalization). The Fund's equity securities will include common stocks and securities convertible into common stock.

     EVERGREEN VA SPECIAL EQUITY FUND
     Investment Objective: Seeks capital growth. The Fund invests primarily in equity securities of U.S. companies with small market capitalizations. The Fund strives to provide a return greater than stock market indices such as the Russell 2000 Index by investing principally in a diversified portfolio of common stocks of domestic companies. The Fund may purchase stocks initial public offerings ("IPOs").

     EVERGREEN VA STRATEGIC INCOME FUND
     Investment Objective: Seeks high current income from interest on debt securities and secondarily, considers potential for growth of capital in selecting securities. The Fund seeks to meet its objective by allocating its assets principally between domestic high yield, high risk bonds and debt securities (which may be denominated in U.S. dollars or in non-U.S. currencies) of foreign governments and foreign corporations. In addition, the Fund will, from time to time, allocate a portion of its assets to U.S. government securities, including zero-coupon U.S. Treasury securities, mortgage-backed securities and money market instruments. From time to time, the Fund may invest 100% of its assets in U.S. or foreign securities. While the Fund may invest in securities of any maturity, it is currently expected that the Fund will not invest in securities with maturities of more than 30 years.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an Open-End Management Investment Company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II
     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.


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     VIP GROWTH PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

          - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

          - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
     Investment Objective: To seek capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.


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FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the portfolio invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     CAPITAL APPRECIATION FUND
     Investment Objective:  Long-term capital appreciation.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     TOTAL RETURN FUND
     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

     SUBADVISED NATIONWIDE FUNDS


       NSAT DREYFUS NSAT MID CAP INDEX FUND (FORMERLY, NATIONWIDE MID CAP INDEX
       FUND) (FORMERLY, NATIONWIDE SELECT ADVISERS MID CAP FUND)

       Subadviser: The Dreyfus Corporation
       Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.


       FEDERATED NSAT EQUITY INCOME FUND (FORMERLY, NATIONWIDE EQUITY INCOME
       FUND)


       Subadviser:  Federated Investment Counseling

       Investment Objective: Seeks above average income and capital appreciation by investing at least 65% of its assets in income-producing equity securities. Such equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in each type of equity security will vary according to the Fund's subadviser's assessment of market, economic conditions and outlook.


       FEDERATED NSAT HIGH INCOME BOND FUND (FORMERLY, NATIONWIDE HIGH INCOME BOND FUND)


       Subadviser:  Federated Investment Counseling
       Investment Objective: Seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. To meet its objective, the Fund intends to invest at least 65% of its assets in lower-rated fixed income securities such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates which are rated BBB or lower by Standard & Poor's or Fitch Investors Service or Baa or lower by Moody's (or if not rated, are determined by the Fund's subadviser to be of a comparable quality). Such investments are commonly referred to as "junk bonds." For a further discussion of lower-rated securities, please see the "High Yield Securities" section of the Fund's prospectus.


       J.P. MORGAN NSAT BALANCED FUND (FORMERLY, NATIONWIDE BALANCED FUND)

       Subadviser:  J.P. Morgan Investment Management, Inc.
       Investment Objective: Primarily seeks above-average income compared to a portfolio entirely invested in equity securities. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income. The Fund seeks its objective primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short-term obligations. Under normal market conditions, it is anticipated that the Fund will invest at least 40% of the Fund's total assets in equity securities and at least 25% in fixed-income senior securities. The Fund's subadviser will have discretion to invest in the full range of maturities of fixed-income securities. Generally, most of the Fund's long-term debt investments will consist of "investment grade" securities, but the Fund may invest up to 20% of its net assets in non-convertible fixed-income securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds. In addition, the Fund may invest an unlimited amount in convertible securities rated below investment grade.


       GARTMORE NSAT EMERGING MARKETS FUND
       Subadviser: Gartmore Global Partners
       Investment Objective: Long term capital growth by investing primarily in equity securities of companies located in emerging market countries.

       GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
       Subadviser: Gartmore Global Partners
       Investment Objective: Long term capital appreciation by investing primarily and at least 65% of its total assets in equity securities issued by U.S. and foreign companies with business operations in technology and communications and technology and communication related industries.

       GARTMORE NSAT INTERNATIONAL GROWTH FUND
       Subadviser: Gartmore Global Partners
       Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.


       NATIONWIDE GLOBAL 50 FUND (FORMERLY, NATIONWIDE GLOBAL EQUITY FUND)
       Subadviser: J. P. Morgan Investment Management Inc.
       Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks its investment objective through country allocation, stock selection and management of currency exposure. Under normal market conditions, J.P. Morgan Investment Management Inc. intends to keep the Fund essentially fully invested with at least 65% of the value of its total assets in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Fund's primary equity instruments are the common stock of companies based in the developed countries around the world. The assets of the Fund will ordinarily be invested in the securities of at least five different countries.

       NATIONWIDE MULTI SECTOR BOND  FUND
       Subadviser:  Miller, Anderson & Sherrerd, LLP
       Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds." Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities.

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

       NATIONWIDE SMALL CAP GROWTH FUND (FORMERLY, NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND)

       Subadvisers: Waddell & Reed Investment Management Company, Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC.

       Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.

       NATIONWIDE SMALL CAP VALUE FUND
       Subadviser:  The Dreyfus Corporation
       Investment Objective: The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

       NATIONWIDE SMALL COMPANY FUND

       Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC., Lazard Asset Management, Strong Capital Management, Inc, and Waddell & Reed

       Investment Management Company).
       Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.


       NSAT STRONG NSAT MID CAP GROWTH FUND (FORMERLY, NATIONWIDE STRATEGIC GROWTH FUND)

       Subadviser: Strong Capital Management Inc.
       Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.

       NATIONWIDE STRATEGIC VALUE FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000)
       Subadviser: Strong Capital Management Inc./Schafer Capital Management
       Inc.
       Investment Objective: Primarily long-term capital appreciation; current income is a secondary objective. The Fund seeks to meet its objectives by investing in securities which are believed to offer the possibility of increase in value, primarily common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase in relation to investment value. Other than considered appropriate for cash reserves, the Fund will generally maintain a fully invested position in common stocks of publicly held companies, primarily in stocks of companies listed on a national securities exchange or other equity securities (common stock or securities convertible into common stock). Investments may also be made in debt securities which are convertible into common stocks and in warrants or other rights to purchase common stock, which in such case are considered equity securities by the Fund. Strong Capital Management, Inc. has subcontracted with Schafer Capital Management, Inc. to subadvise the Fund.


       TURNER NSAT GROWTH FOCUS FUND
       Subadviser: Turner Investment Partners, Inc.
       Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     GUARDIAN PORTFOLIO
     Investment Objective: Long-term capital growth, with current income as a secondary objective. The portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital growth. The portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     PARTNERS PORTFOLIO
     Investment Objective: Capital growth. The portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA (FORMERLY, OPPENHEIMER CAPITAL APPRECIATION FUND)
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY, OPPENHEIMER GROWTH
     FUND)
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA
     Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA (FORMERLY, OPPENHEIMER GROWTH & INCOME FUND)
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

STRONG OPPORTUNITY FUND II, INC.
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

     Investment Objective: To seek capital appreciation through investment in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Dean Witter Investment Management, Inc.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

     MID CAP GROWTH PORTFOLIO
     Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the Standard & Poor's Rating Group ("S&P") MidCap 400 Index. Such range is generally $500 million to $6 billion but the range fluctuates over time with changes in the equity market. Miller Anderson & Sherrerd, LLP is the Portfolio's investment adviser.

     U. S. REAL ESTATE PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real

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     estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Fund's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VICTORY VARIABLE INSURANCE FUNDS
The Victory Variable Insurance Funds (the "Trust") is a Delaware business trust formed on February 11, 1998. The Trust is offered exclusively through contracts offered by the separate accounts of participating insurance companies. Key Asset Management Inc. serves as the investment adviser for each fund offered through the Trust.

     DIVERSIFIED STOCK FUND: CLASS A
     Investment Objective: Seeks to provide long-term growth of capital. The Fund pursues its objective by investing primarily in equity securities and securities convertible into common stocks traded on U.S. exchanges and issued by large, established companies.

     SMALL COMPANY OPPORTUNITY FUND: CLASS A
     Investment Objective: Seeks to provide capital appreciation. The Fund pursues its objective by investing primarily in common stocks of smaller companies that show the potential for high earnings growth in relation to their price-earnings ratio.

WARBURG PINCUS TRUST
The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").

     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (FORMERLY, POST-VENTURE CAPITAL PORTFOLIO) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999) Investment Objective: Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development.

     Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio will invest in at least three countries including the United States.

     INTERNATIONAL EQUITY PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     VALUE PORTFOLIO (FORMERLY, GROWTH & INCOME PORTFOLIO) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000)
     Investment Objective: Seeks total return by investing primarily in equity securities of value companies that may or may not pay dividends.


W&R TARGET FUNDS, INC.
The Fund is an open-end, diversified management company organized as a Maryland corporation on December 2, 1986. The Fund sells its shares only to the separate accounts of participating insurance companies to fund certain variable life insurance policies and variable annuity contracts. Waddell &Reed Investment Management Company is the Fund's investment advisor.

     ASSET STRATEGY PORTFOLIO
     Investment Objective: The Asset Strategy Portfolio seeks high total return over the long-term. It seeks to achieve its goal by allocating its assets among stocks, bonds and short-term instruments, both in the United States and abroad.

     BALANCED PORTFOLIO
     Investment Objective: The Balanced Portfolio seeks as a primary goal, current income, with a secondary goal of long-term appreciation of capital. It invests primarily in a mix of stocks, fixed-income securities and cash, depending on market conditions.

     BOND PORTFOLIO
     Investment Objective: The Bond Portfolio seeks a reasonable return with more emphasis on preservation of capital. It seeks to achieve its goal by investing primarily in domestic debt securities, usually of investment grade.

     CORE EQUITY PORTFOLIO
     Investment Objective: The Core Equity Portfolio seeks capital growth and income. It seeks to achieve its goals by investing primarily in common stocks of large U.S. and foreign companies that have a record of paying regular dividends on common stock or have the potential for capital appreciation, or are expected to resist market decline.

     GROWTH PORTFOLIO
     Investment Objective: The Growth Portfolio seeks capital growth, with a secondary goal of current income. It seeks to achieve its goal by investing primarily in common stocks of U.S. and foreign companies.

     HIGH INCOME PORTFOLIO
     Investment Objective: The High Income Portfolio seeks as a primary goal, high current income with a secondary goal of capital growth. It seeks to achieve its goals by investing primarily in high-yield, high-risk, fixed-income securities of U.S. and foreign issuers, the risks of which are consistent with the Portfolio's goals.

     INTERNATIONAL PORTFOLIO
     Investment Objective: The International Portfolio seeks as a primary goal, long-term appreciation of capital, with a secondary goal of current income. It seeks to achieve its goals by investing primarily in common stocks of foreign companies that may have the potential for long-term growth.

     LIMITED-TERM BOND PORTFOLIO
     Investment Objective: The Limited-Term Bond Portfolio seeks a high level of current income consistent with preservation of capital. It seeks to achieve its goal by investing primarily in investment-grade debt securities of U.S. issuers, including U.S. Government securities.

     MONEY MARKET PORTFOLIO
     Investment Objective: The Money Market Portfolio seeks current income consistent with stability of principal. It seeks to achieve it goal by investing in U.S. dollar-denominated high quality money market obligations and instruments.

     SCIENCE AND TECHNOLOGY PORTFOLIO
     Investment Objective: The Science and Technology Portfolio seeks long-term capital growth. It seeks to achieve its goals by concentrating its investments primarily in science and technology equity securities of U.S. and foreign companies.

     SMALL CAP PORTFOLIO
     Investment Objective: The Small Cap Portfolio seeks capital growth. It seeks to achieve its goal by investing primarily in common stocks of companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or in emerging industries where the opportunity for rapid growth is above average.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

Accumulation unit values for accumulation units outstanding throughout the period.

                                           NO OPTIONAL BENEFITS ELECTED (TOTAL 0.95%)

                      (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

American Century                13.081019           15.291612          16.90%           2,513,258         1999
Variable Portfolios,            10.409767           13.081019          25.66%             946,527         1998
Inc. - American Century         10.000000           10.409767           4.10%               5,919         1997
VP Income & Growth - Q

American Century                13.081019           15.291612          16.90%           2,807,167         1999
Variable Portfolios,            10.409767           13.081019          25.66%           1,151,139         1998
Inc. - American Century         10.000000           10.409767           4.10%              14,727         1997
VP Income & Growth - NQ

American Century                11.866841           19.282175          62.49%           2,360,732         1999
Variable Portfolios,            10.088106           11.866841          17.63%           1,214,960         1998
Inc. - American Century         10.000000           10.088106           0.88%              11,451         1997
VP International - Q

American Century                11.866841           19.282175          62.49%           2,777,990         1999
Variable Portfolios,            10.088106           11.866841          17.63%           1,436,710         1998
Inc. - American Century         10.000000           10.088106           0.88%              27,628         1997
VP International - NQ

American Century                10.689857           10.498316          -1.79%             945,480         1999
Variable Portfolios,            10.296896           10.689857           3.82%             628,798         1998
Inc. - American Century         10.000000           10.296896           2.97%              32,890         1997
VP Value - Q

American Century                10.689857           10.498316          -1.79%           1,026,094         1999
Variable Portfolios,            10.296896           10.689857           3.82%             591,086         1998
Inc. - American Century         10.000000           10.296896           2.97%              24,450         1997
VP Value - NQ

Dreyfus Investment              10.000000           12.898688          28.99%              41,399         1999
Portfolios - European
Equity Portfolio - Q

Dreyfus Investment              10.000000           12.898688          28.99%              54,269         1999
Portfolios - European
Equity Portfolio - NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

The Dreyfus Socially            13.034607           16.794438          28.84%           2,490,588         1999
Responsible Growth              10.171132           13.034607          28.15%             863,479         1998
Fund, Inc. - Q                  10.000000           10.171132           1.71%              13,265         1997

The Dreyfus Socially            13.034607           16.794438          28.84%           2,097,881         1999
Responsible Growth              10.171132           13.034607          28.15%             722,724         1998
Fund, Inc. - NQ                 10.000000           10.171132           1.71%              28,338         1997

Dreyfus Stock Index             13.135997           15.692141          19.46%          13,859,686         1999
Fund, Inc. - Q                  10.343734           13.135997          26.99%           6,472,951         1998
                                10.000000           10.343734           3.44%             167,229         1997

Dreyfus Stock Index             13.135997           15.692141          19.46%          15,204,584         1999
Fund, Inc. - NQ                 10.343734           13.135997          26.99%           6,916,295         1998
                                10.000000           10.343734           3.44%             220,208         1997

Dreyfus Variable                13.220513           14.595134          10.40%           2,336,276         1999
Investment Fund                 10.249990           13.220513          28.98%             966,816         1998
-Appreciation Portfolio         10.000000           10.249990           2.50%              23,139         1997
- Q(1)

Dreyfus Variable                13.220513           14.595134          10.40%           3,182,017         1999
Investment Fund                 10.249990           13.220513          28.98%           1,623,591         1998
-Appreciation Portfolio         10.000000           10.249990           2.50%              36,467         1997
- NQ(1)

Federated Insurance             10.000000            9.806807          -1.93%             178,105         1999
Series - Federated
Quality Bond Fund II - Q

Federated Insurance             10.000000            9.806807          -1.93%             169,575         1999
Series - Federated
Quality Bond Fund II -
NQ

Fidelity VIP                    11.422130           12.021290           5.25%           7,527,109         1999
Equity-Income                   10.338433           11.422130          10.48%           4,636,060         1998
Portfolio: Service              10.000000           10.338433           3.88%             124,825         1997
Class - Q

Fidelity VIP                    11.422130           12.021290           5.25%           7,090,189         1999
Equity-Income                   10.338433           11.422130          10.48%           4,426,005         1998
Portfolio: Service              10.000000           10.338433           3.88%             152,449         1997
Class - NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Fidelity VIP Growth             13.848033           18.830990          35.98%           7,476,227         1999
Portfolio: Service              10.030842           13.848033          38.05%           2,213,917         1998
Class - Q                       10.000000           10.030842           0.31%              51,944         1997

Fidelity VIP Growth             13.848033           18.830990          35.98%           7,731,135         1999
Portfolio: Service              10.030842           13.848033          38.05%           1,956,872         1998
Class - NQ                      10.000000           10.030842           0.31%              64,880         1997

Fidelity VIP High                9.586675           10.262325           7.05%           4,293,166         1999
Income Portfolio:               10.126638            9.586675          -5.33%           2,988,516         1998
Service Class - Q               10.000000           10.126638           1.27%              90,815         1997

Fidelity VIP High                9.586675           10.262325           7.05%           4,760,656         1999
Income Portfolio:               10.126638            9.586675          -5.33%           3,101,392         1998
Service Class - NQ              10.000000           10.126638           1.27%             114,247         1997

Fidelity VIP Overseas           11.047878           15.589761          41.11%           1,137,825         1999
Portfolio: Service               9.902344           11.047878          11.57%             628,967         1998
Class - Q                       10.000000            9.902344          -0.98%              29,834         1997

Fidelity VIP Overseas           11.047878           15.589761          41.11%           1,895,187         1999
Portfolio: Service               9.902344           11.047878          11.57%             759,889         1998
Class - NQ                      10.000000            9.902344          -0.98%              32,688         1997

Fidelity VIP II                 12.812355           15.755094          22.97%           6,613,280         1999
Contrafund(R) Portfolio:         9.954885           12.812355          28.70%           2,855,573         1998
Service Class - Q               10.000000            9.954885          -0.45%              94,143         1997

Fidelity VIP II                 12.812355           15.755094          22.97%           6,834,444         1999
Contrafund(R) Portfolio:         9.954885           12.812355          28.70%           2,984,400         1998
Service Class - NQ              10.000000            9.954885          -0.45%             137,715         1997

Fidelity VIP III Growth         12.826216           13.235715           3.19%           3,585,801         1999
Opportunities                   10.400464           12.826216          23.32%           2,008,161         1998
Portfolio: Service              10.000000           10.400464           4.00%              65,917         1997
Class - Q

Fidelity VIP III Growth         12.826216           13.235715           3.19%           3,945,447         1999
Opportunities                   10.400464           12.826216          23.32%           2,027,101         1998
Portfolio: Service              10.000000           10.400464           4.00%              74,836         1997
Class - NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Capital                    13.369463           13.808913           3.29%           7,098,886         1999
Appreciation Fund - Q           10.385596           13.369463          28.73%           4,205,204         1998
                                10.000000           10.385596           3.86%              76,048         1997

NSAT Capital                    13.369463           13.808913           3.29%           6,348,266         1999
Appreciation Fund - NQ          10.385596           13.369463          28.73%           4,692,586         1998
                                10.000000           10.385596           3.86%              74,609         1997

NSAT Government Bond            10.941842           10.583479          -3.28%           5,965,281         1999
Fund - Q                        10.143182           10.941842           7.87%           3,515,365         1998
                                10.000000           10.143182           1.43%              67,127         1997

NSAT Government Bond            10.941842           10.583479          -3.28%           5,433,963         1999
Fund - NQ                       10.143182           10.941842           7.87%           3,219,249         1998
                                10.000000           10.143182           1.43%             138,589         1997

NSAT Money Market Fund          10.504509           10.909142           3.85%           8,318,964         1999
- Q*                            10.074129           10.504509           4.27%           4,897,425         1998
                                10.000000           10.074129           0.74%             155,902         1997

NSAT Money Market Fund          10.504509           10.909142           3.85%           7,955,423         1999
- NQ*                           10.074129           10.504509           4.27%           5,506,084         1998
                                10.000000           10.074129           0.74%             581,682         1997

NSAT Total Return Fund          11.979444           12.689484           5.93%          12,447,397         1999
- Q                             10.242940           11.979444          16.95%           8,192,315         1998
                                10.000000           10.242940           2.43%             182,146         1997

NSAT Total Return Fund          11.979444           12.689484           5.93%           8,730,211         1999
- NQ                            10.242940           11.979444          16.95%           5,639,031         1998
                                10.000000           10.242940           2.43%             197,787         1997


NSAT J.P. Morgan NSAT           10.844036           10.834304          -0.09%           1,925,779         1999
Balanced Fund  - Q(1)           10.130674           10.844036           7.04%           1,031,517         1998
                                10.000000           10.130674           1.31%              20,941         1997



NSAT J.P. Morgan NSAT           10.844036           10.834304          -0.09%           1,728,516         1999
Balanced Fund  - NQ(1)          10.130674           10.844036           7.04%             926,279         1998
                                10.000000           10.130674           1.31%              23,584         1997




(1)Formerly, Nationwide Balanced Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was
4.43%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Federated NSAT             11.588459           13.600816          17.37%             415,174         1999
Equity Income Fund  - Q(1)      10.161693           11.588459          14.04%             236,776         1998
                                10.000000           10.161693           1.62%              10,838         1997

NSAT Federated NSAT             11.588459           13.600816          17.37%             528,752         1999
Equity Income Fund  -           10.161693           11.588459          14.04%             340,149         1998
NQ(1)                           10.000000           10.161693           1.62%              27,331         1997


NSAT Nationwide Global          11.921445           14.515197          21.76%             555,584         1999
50 Fund - Q(2)                  10.102208           11.921445          18.01%             296,688         1998
                                10.000000           10.102208           1.02%              15,788         1997

NSAT Nationwide Global          11.921445           14.515197          21.76%             696,878         1999
50 Fund - NQ(2)                 10.102208           11.921445          18.01%             382,578         1998
                                10.000000           10.102208           1.02%              12,998         1997


NSAT Federated NSAT             10.701912           10.938415           2.21%           1,036,571         1999
High Income Bond Fund -         10.212505           10.701912           4.79%             649,669         1998
Q(3)                            10.000000           10.212505           2.13%              15,004         1997

NSAT Federated NSAT             10.701912           10.938415           2.21%           1,171,043         1999
High Income Bond Fund -         10.212505           10.701912           4.79%             709,535         1998
NQ(3)                           10.000000           10.212505           2.13%              33,703         1997

NSAT Dreyfus NSAT Mid           10.919701           13.078919          19.77%             282,298         1999
Cap Index Fund - Q(4)            9.949100           10.919701           9.76%             170,630         1998
                                10.000000            9.949100          -0.51%               3,322         1997

NSAT Dreyfus NSAT Mid           10.919701           13.078919          19.77%             271,883         1999
Cap Index Fund  - NQ(4)          9.949100           10.919701           9.76%             185,038         1998
                                10.000000            9.949100          -0.51%               5,540         1997

NSAT MAS NSAT Multi             10.252876           10.313452           0.59%           1,518,522         1999
Sector Bond Fund - Q(5)         10.088793           10.252876           1.63%             915,224         1988
                                10.000000            10.88793           0.89%              13,658         1997

NSAT MAS NSAT Multi             10.252879           10.313452           0.59%           1,424,905         1999
Sector Bond Fund - NQ(5)        10.088793           10.252879           1.63%             933,093         1998
                                10.000000           10.088793           0.89%              41,385         1997

(1)Formerly, Nationwide Equity Income Fund.
(2)Formerly, NSAT Nationwide Global Equity Fund.
(3)Formerly, Nationwide High Income Bond Fund
(4)Formerly, Nationwide Mid Cap Index Fund which was formerly, NSAT Nationwide Select Advisers Mid Cap Fund.
(5)Formerly, Nationwide Multi Sector Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Nationwide Small           10.000000           20.372476         103.72%             117,284         1999
Cap Growth Fund - Q(1)

NSAT Nationwide Small           10.000000           20.372476         103.72%             175,712         1999
Cap Growth Fund - NQ(1)

NSAT Nationwide Small            9.432351           11.943543          26.62%           1,481,928         1999
Cap Value Fund - Q               9.823904            9.432351          -3.99%             912,173         1998
                                10.000000            9.823904          -1.76%              29,661         1997

NSAT Nationwide Small            9.432351           11.943543          26.62%           1,717,394         1999
Cap Value Fund - NQ              9.823904            9.432351          -3.99%           1,020,607         1998
                                10.000000            9.823904          -1.76%              42,125         1997

NSAT Nationwide Small            9.617964           13.720318          42.65%           1,803,873         1999
Company Fund - Q                 9.613184            9.617964           0.05%           1,257,363         1998
                                10.000000            9.613184          -3.87%              26,226         1997

NSAT Nationwide Small            9.617964           13.720318          42.65%           1,988,022         1999
Company Fund - NQ                9.613184            9.617964           0.05%           1,253,383         1998
                                10.000000            9.613184          -3.87%              60,510         1997


NSAT Strong NSAT Mid            11.582258           21.195607          83.00%             969,074         1999
Cap Growth Fund - Q(2)          10.204129           11.582258          13.51%             265,065         1998
                                10.000000           10.204129           2.04%               7,333         1997

NSAT Strong NSAT Mid            11.582258           21.195607          83.00%           1,214,402         1999
Cap Growth Fund - NQ(2)         10.204129           11.582258          13.51%             223,704         1998
                                10.000000           10.204129           2.04%              14,559         1997


NSAT Nationwide                 10.090240            9.687523          -3.99%             346,489         1999
Strategic Value Fund - Q        10.147459           10.090240          -0.56%             345,438         1998
                                10.000000           10.147459           1.47%              12,123         1997

NSAT Nationwide                 10.090240            9.687523          -3.99%             506,067         1999
Strategic Value Fund -          10.147459           10.090240          -0.56%             505,486         1998
NQ                              10.000000           10.147459           1.47%              13,612         1997

(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(2) Formerly, Nationwide Strategic Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Neuberger Berman AMT            13.699229           15.595438          13.84%             926,123         1999
Guardian Portfolio - Q          10.504106           13.699229          30.42%             571,944         1998
                                10.000000           10.504106           5.04%               5,387         1997

Neuberger Berman AMT            13.699229           15.595438          13.84%             972,681         1999
Guardian Portfolio - NQ         10.504106           13.699229          30.42%             609,252         1998
                                10.000000           10.504106           5.04%               9,331         1997

Neuberger Berman AMT            16.144809           24.609353          52.43%             953,685         1999
Mid-Cap Growth                  11.702355           16.144809          37.96%             432,869         1998
Portfolio - Q                   10.000000           11.702355          17.02%              24,058         1997

Neuberger Berman AMT            16.144809           24.609353          52.43%           1,108,088         1999
Mid-Cap Growth                  11.702355           16.144809          37.96%             449,661         1998
Portfolio - NQ                  10.000000           11.702355          17.02%              27,997         1997

Neuberger Berman AMT            10.458607           11.122733           6.35%           3,088,664         1999
Partners Portfolio - Q          10.132434           10.458607           3.22%           3,019,935         1998
                                10.000000           10.132434           1.32%             123,308         1997

Neuberger Berman AMT            10.458607           11.122733           6.35%           2,945,134         1999
Partners Portfolio - NQ         10.132434           10.458607           3.22%           2,840,958         1998
                                10.000000           10.132434           1.32%             816,409         1997

Oppenheimer Variable            10.609896           19.295630          81.86%           1,728,692         1999
Account Funds -                  9.533314           10.609896          11.29%             780,153         1998
Oppenheimer Aggressive          10.000000            9.533314          -4.67%              17,204         1997
Growth Fund/VA - Q(1)

Oppenheimer Variable            10.609896           19.295630          81.86%           1,952,316         1999
Account Funds -                  9.533314           10.609896          11.29%             751,161         1998
Oppenheimer Aggressive          10.000000            9.533314          -4.67%              22,088         1997
Growth Fund/VA - NQ(1)

Oppenheimer Variable            12.070167           16.935851          40.31%           2,387,151         1999
Account Funds -                  9.827325           12.070167          22.82%             909,464         1998
Oppenheimer Capital             10.000000            9.827325          -1.73%              32,359         1997
Appreciation Fund/VA -
Q(2)

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Oppenheimer Variable            12.070167           16.935851          40.31%           2,567,398         1999
Account Funds -                  9.827325           12.070167          22.82%           1,091,207         1998
Oppenheimer Capital             10.000000            9.827325          -1.73%              11,808         1997
Appreciation Fund/VA -
NQ(1)

Oppenheimer Variable            10.639805           12.826564          20.55%           2,668,902         1999
Account Funds -                 10.259486           10.639805           3.71%           1,233,877         1998
Oppenheimer Main Street         10.000000           10.259486           2.59%              18,417         1997
Growth & Income Fund/VA
- Q(2)

Oppenheimer Variable            10.639805           12.826564          20.55%           2,644,668         1999
Account Funds -                 10.259486           10.639805           3.71%           1,348,779         1998
Oppenheimer Main Street         10.000000           10.259486           2.59%              39,986         1997
Growth & Income Fund/VA
- NQ(2)

The Universal                    7.395794            9.477539          28.15%             175,855         1999
Institutional Funds,            10.425451            7.395794         -29.06%             148,936         1998
Inc. - Emerging Markets         10.000000           10.425451           4.25%               3,325         1997
Debt Portfolio - Q(3)

The Universal                   13.369463            9.477539          28.15%             212,802         1999
Institutional Funds,            10.385596           13.369463          28.73%             152,995         1998
Inc. - Emerging Markets         10.000000           10.385596           3.86%               5,093         1997
Debt Portfolio - NQ(3)

Van Eck Worldwide                5.751082           11.409292          98.38%             704,590         1999
Insurance Trust -                8.814851            5.751082         -34.76%             217,873         1998
Worldwide Emerging              10.000000            8.814851         -11.85%               9,145         1997
Markets Fund - Q

Van Eck Worldwide                5.751082           11.409292          98.38%             942,874         1999
Insurance Trust -                8.814851            5.751082         -34.76%             279,325         1998
Worldwide Emerging              10.000000            8.814851         -11.85%              18,343         1997
Markets Fund - NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Van Eck Worldwide                6.139717            7.358645          19.85%             220,914         1999
Insurance Trust -                8.979477            6.139717         -31.63%              82,690         1998
Worldwide Hard Assets           10.000000            8.979477         -10.21%              10,008         1997
Fund - Q

Van Eck Worldwide                6.139717            7.358645          19.85%             194,562         1999
Insurance Trust -                8.979477            6.139717         -31.63%             115,058         1998
Worldwide Hard Assets           10.000000            8.979477         -10.21%               7,257         1997
Fund - NQ

Warburg Pincus Trust -          10.394476           16.833540          61.95%             332,253         1999
Global Post-Venture              9.852750           10.394476           5.50%             190,333         1998
Capital Portfolio - Q(1)        10.000000            9.852750          -1.47%               1,213         1997

Warburg Pincus Trust -          10.394476           16.833540          61.95%             421,218         1999
Global Post-Venture              9.852750           10.394476           5.50%             207,208         1998
Capital Portfolio - NQ(1)       10.000000            9.852750          -1.47%               7,662         1997

Warburg Pincus Trust -           9.865775           14.993656          51.98%             684,378         1999
International Equity             9.454794            9.865775           4.35%             479,333         1998
Portfolio - Q                   10.000000            9.454794          -5.45%              23,146         1997

Warburg Pincus Trust -           9.865775           14.993656          51.98%             890,352         1999
International Equity             9.454794            9.865775           4.35%             496,472         1998
Portfolio - NQ                  10.000000            9.454794          -5.45%              35,372         1997

Warburg Pincus Trust -          11.521372           12.124398           5.23%             376,444         1999
Value Portfolio - Q(2)          10.373620           11.521372          11.06%             373,962         1998
                                10.000000           10.373620           3.74%              11,884         1997


(1)Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Warburg Pincus Trust -          11.521372           12.124398           5.23%             449,620         1999
Value Portfolio - NQ(1)         10.373620           11.521372          11.06%             328,455         1998
                                10.000000           10.373620           3.74%               1,514         1997


(1)Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, Victory Variable Insurance Funds - Diversified Stock Fund:
Class A, and Victory Variable Insurance Funds - Small Company Opportunity Fund:
Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.


The following underlying mutual funds were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available:

    -     Evergreen Variable Trust - Evergreen VA Blue Chip Fund
    -     Evergreen Variable Trust - Evergreen VA Capital Growth Fund
    -     Evergreen Variable Trust - Evergreen VA Equity Index Fund
    -     Evergreen Variable Trust - Evergreen VA Foundation Fund
    -     Evergreen Variable Trust - Evergreen VA Fund
    -     Evergreen Variable Trust - Evergreen VA Global Leaders Fund
    -     Evergreen Variable Trust - Evergreen VA Growth and Income Fund
    -     Evergreen Variable Trust - Evergreen VA International Growth Fund
    -     Evergreen Variable Trust - Evergreen VA Masters Fund
    -     Evergreen Variable Trust - Evergreen VA Omega Fund
    -     Evergreen Variable Trust - Evergreen VA Small Cap Value Fund
    -     Evergreen Variable Trust - Evergreen VA Special Equity Fund
    -     Evergreen Variable Trust - Evergreen VA Strategic Income Fund


The Universal Institutional Funds, inc. - U.S. Real Estate Portfolio was added to the variable account effective September 25, 2000. Therefore, no Condensed Financial Information is available.

The following underlying mutual fund options were added to the variable account effective October 2, 2000. Therefore, no Condensed Financial Information is available:
    -     Nationwide Separate Account Trust - Gartmore NSAT Emerging Markets
          Fund
    - Nationwide Separate Account Trust - Gartmore NSAT Global Technology and Communications Fund
    -     Nationwide Separate Account Trust - Gartmore NSAT International Growth
          Fund
    -     Nationwide Separate Account Trust - Turner NSAT Growth Focus Fund

The following underlying mutual fund options were added to the variable account effective December 6, 2000. Therefore, no Condensed Financial Information is available:
    -     W&R Target Funds, Inc. - Asset Strategy Portfolio
    -     W&R Target Funds, Inc. - Balanced Portfolio
    -     W&R Target Funds, Inc. - Bond Portfolio
    -     W&R Target Funds, Inc. - Core Equity Portfolio
    -     W&R Target Funds, Inc. - Growth Portfolio
    -     W&R Target Funds, Inc. - High Income Portfolio
    -     W&R Target Funds, Inc. - International Portfolio
    -     W&R Target Funds, Inc. - Limited-Term Bond Portfolio
    -     W&R Target Funds, Inc. - Money Market Portfolio
    -     W&R Target Funds, Inc. - Science and Technology Portfolio
    -     W&R Target Funds, Inc. - Small Cap Portfolio

                                    OPTIONAL BENEFITS ELECTED (TOTAL 1.00%)
                (VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                13.073386           15.274980          16.84%           1,577,411         1999
Variable Portfolios,            10.408936           13.073386          25.60%             580,569         1998
Inc. - American Century         10.000000           10.408936           4.09%              11,674         1997
VP Income & Growth - Q

American Century                13.073386           15.274980          16.84%           1,606,753         1999
Variable Portfolios,            10.408936           13.073386          25.60%             612,039         1998
Inc. - American Century         10.000000           10.408936           4.09%               5,571         1997
VP Income & Growth - NQ

American Century                11.859906           19.261196          62.41%           1,526,161         1999
Variable Portfolios,            10.087297           11.859906          17.57%             666,641         1998
Inc. - American Century         10.000000           10.087297           0.87%               3,170         1997
VP International - Q

American Century                11.859906           19.261196          62.41%           1,544,026         1999
Variable Portfolios,            10.087297           11.859906          17.57%             793,846         1998
Inc. - American Century         10.000000           10.087297           0.87%               9,299         1997
VP International - NQ

American Century                10.683601           10.486868          -1.84%             824,442         1999
Variable Portfolios,            10.296077           10.683601           3.76%             355,592         1998
Inc. - American Century         10.000000           10.296077           2.96%              42,338         1997
VP Value - Q

American Century                10.683601           10.486868          -1.84%             896,270         1999
Variable Portfolios,            10.296077           10.683601           3.76%             298,758         1998
Inc. - American Century         10.000000           10.296077           2.96%              22,796         1997
VP Value - NQ

Dreyfus Investment              10.000000           12.897004          28.97%              32,116         1999
Portfolios - European
Equity Portfolio - Q

Dreyfus Investment              10.000000           12.897004          28.97%              45,699         1999
Portfolios - European
Equity Portfolio - NQ

The Dreyfus Socially            13.026995           16.776156          28.78%           2,172,581         1999
Responsible Growth              10.170317           13.026995          28.09%             561,920         1998
Fund, Inc. - Q                  10.000000           10.170317           1.70%              21,267         1997

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
The Dreyfus Socially            13.026995           16.776156          28.78%           1,770,691         1999
Responsible Growth              10.170317           13.026995          28.09%             535,958         1998
Fund, Inc. - NQ                 10.000000           10.170317           1.70%              13,946         1997



Dreyfus Stock Index             13.128325           15.675065          19.40%          13,182,601         1999
Fund, Inc. - Q                  10.342909           13.128325          26.93%           4,388,390         1998
                                10.000000           10.342909           3.43%              79,005         1997


Dreyfus Stock Index             13.128325           15.675065          19.40%          14,291,330         1999
Fund, Inc. - NQ                 10.342909           13.128325          26.93%           4,086,832         1998
                                10.000000           10.342909           3.43%             103,007         1997


Dreyfus Variable                13.212796           14.579248          10.34%           2,192,515         1999
Investment Fund                 10.249171           13.212796          28.92%             617,598         1998
-Appreciation Portfolio         10.000000           10.249171           2.49%              16,809         1997
- Q(1)

Dreyfus Variable                13.212796           14.579248          10.34%           2,832,349         1999
Investment Fund                 10.249171           13.212796          28.92%             689,993         1998
-Appreciation Portfolio         10.000000           10.249171           2.49%              10,034         1997
- NQ(1)

Federated Insurance             10.000000            9.803523          -1.96%             154,459         1999
Series - Federated
Quality Bond Fund II - Q

Federated Insurance             10.000000            9.803523          -1.96%             160,687         1999
Series - Federated
Quality Bond Fund II -
NQ

Fidelity VIP                    11.415454           12.008202           5.19%           7,080,869         1999
Equity-Income                   10.337608           11.415454          10.43%           3,162,232         1998
Portfolio: Service              10.000000           10.337608           3.38%              80,230         1997
Class - Q

Fidelity VIP                    11.415454           12.008202           5.19%           6,670,337         1999
Equity-Income                   10.337608           11.415454          10.43%           3,555,107         1998
Portfolio: Service              10.000000           10.337608           3.38%             101,670         1997
Class - NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Fidelity VIP Growth             13.839948           18.810518          35.91%           6,819,978         1999
Portfolio: Service              10.030041           13.839948          37.98%           1,630,266         1998
Class - Q                       10.000000           10.030041           0.30%              26,495         1997

Fidelity VIP Growth             13.839948           18.810518          35.91%           6,931,647         1999
Portfolio: Service              10.030041           13.839948          37.98%           1,448,151         1998
Class - NQ                      10.000000           10.030041           0.30%              42,184         1997

Fidelity VIP High                9.581067           10.251150           6.99%           3,852,925         1999
Income Portfolio:               10.125825            9.581067          -5.38%           1,712,919         1998
Service Class - Q               10.000000           10.125825           1.26%              28,809         1997

Fidelity VIP High                9.581067           10.251150           6.99%           4,271,795         1999
Income Portfolio:               10.125825            9.581067          -5.38%           1,951,737         1998
Service Class - NQ              10.000000           10.125825           1.26%              38,172         1997

Fidelity VIP Overseas           11.041416           15.572798          41.04%           1,053,858         1999
Portfolio: Service               9.901549           11.041416          11.51%             390,759         1998
Class - Q                       10.000000            9.901549          -0.98%               6,886         1997

Fidelity VIP Overseas           11.041416           15.572798          41.04%           1,575,250         1999
Portfolio: Service               9.901549           11.041416          11.51%             364,389         1998
Class - NQ                      10.000000            9.901549          -0.98%              13,646         1997

Fidelity VIP II                 12.804877           15.737973          22.91%           6,036,330         1999
Contrafund(R)Portfolio:          9.954090           12.804877          28.64%           1,739,968         1998
Service Class - Q               10.000000            9.954090          -0.46%              52,859         1997

Fidelity VIP II                 12.804877           15.737973          22.91%           6,134,643         1999
Contrafund(R)Portfolio:          9.954090           12.804877          28.64%           1,750,336         1998
Service Class - NQ              10.000000            9.954090          -0.46%              61,145         1997

Fidelity VIP III Growth         12.818700           13.221287           3.14%           3,502,629         1999
Opportunities                   10.399630           12.818700          23.26%           1,566,376         1998
Portfolio: Service              10.000000           10.399630           4.00%              50,299         1997
Class - Q

Fidelity VIP III Growth         12.818700           13.221287           3.14%           3,451,516         1999
Opportunities                   10.399630           12.818700          23.26%           1,701,741         1998
Portfolio: Service              10.000000           10.399630           4.00%              34,840         1997
Class - NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Capital                    13.361662           13.793878           3.23%           6,538,905         1999
Appreciation Fund - Q           10.384765           13.361662          28.67%           2,713,689         1998
                                10.000000           10.384765           3.85%              42,993         1997

NSAT Capital                    13.361662           13.793878           3.23%           5,631,533         1999
Appreciation Fund - NQ          10.384765           13.361662          28.67%           2,066,078         1998
                                10.000000           10.384765           3.85%              34,299         1997

NSAT Government Bond            10.935440           10.571951          -3.32%           5,669,841         1999
Fund - Q                        10.142367           10.935440           7.82%           2,372,619         1998
                                10.000000           10.142367           1.42%              35,843         1997

NSAT Government Bond            10.935440           10.571951          -3.32%           5,131,486         1999
Fund - NQ                       10.142367           10.935440           7.82%           2,154,523         1998
                                10.000000           10.142367           1.42%              31,348         1997

NSAT Money Market Fund          10.498325           10.897217           3.80%           7,114,834         1999
- Q*                            10.073279           10.498325           4.22%           3,146,858         1998
                                10.000000           10.073279           0.73%             172,291         1997

NSAT Money Market Fund          10.498325           10.897217           3.80%           6,833,650         1999
- NQ*                           10.073279           10.498325           4.22%           2,859,923         1998
                                10.000000           10.073279           0.73%             228,200         1997

NSAT Total Return Fund          11.972436           12.675660           5.87%          11,766,972         1999
- Q                             10.242118           11.972436          16.89%           4,776,547         1998
                                10.000000           10.242118           2.42%              84,236         1997

NSAT Total Return Fund          11.972436           12.675660           5.87%           8,280,792         1999
- NQ                            10.242118           11.972436          16.89%           3,782,609         1998
                                10.000000           10.242118           2.42%              76,652         1997


NSAT J.P. Morgan NSAT           10.837697           10.822502          -0.14%           1,840,068         1999
Balanced Fund  - Q(1)           10.129864           10.837697           6.99%             724,101         1998
                                10.000000           10.129864           1.30%              18,660         1997

NSAT J.P. Morgan NSAT           10.837697           10.822502          -0.14%           1,603,952         1999
Balanced Fund  - NQ(1)          10.129864           10.837697           6.99%             641,839         1998
                                10.000000           10.129864           1.30%               7,268         1997

(1) Formerly, Nationwide Balanced Fund.
* The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was 4.38%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Federated NSAT             11.581699           13.586032          17.31%             389,155         1999
Equity Income Fund  - Q(1)      10.160882           11.581699          13.98%             182,603         1998
                                10.000000           10.160882           1.61%              10,109         1997

NSAT Federated NSAT             11.581699           13.586032          17.31%             495,033         1999
Equity Income Fund  -           10.160882           11.581699          13.98%             263,284         1998
NQ(1)                           10.000000           10.160882           1.61%               4,986         1997


NSAT Nationwide Global          11.914478           14.499401          21.70%             502,133         1999
50 Fund - Q(2)                  10.101401           11.914478          17.95%             209,682         1998
                                10.000000           10.101401           1.01%              10,785         1997

NSAT Nationwide Global          11.914478           14.499401          21.70%             648,820         1999
50 Fund - NQ(2)                 10.101401           11.914478          17.95%             265,967         1998
                                10.000000           10.101401           1.01%               5,708         1997


NSAT Federated NSAT             10.695657           10.926498           2.16%             976,652         1999
High Income Bond Fund -         10.211688           10.695657           4.74%             563,880         1998
Q(3)                            10.000000           10.211688           2.12%              15,211         1997

NSAT Federated NSAT             10.695657           10.926498           2.16%           1,112,643         1999
High Income Bond Fund -         10.211688           10.695657           4.74%             506,824         1998
NQ(3)                           10.000000           10.211688           2.12%               7,868         1997

NSAT Dreyfus NSAT Mid           10.913315           13.064679          19.71%             241,749         1999
Cap Index Fund - Q(4)            9.948304           10.913315           9.70%             124,451         1998
                                10.000000            9.948304          -0.52%               5,466         1997

NSAT Dreyfus NSAT Mid           10.913315           13.064679          19.71%             235,446         1999
Cap Index Fund - NQ(4)           9.948304           10.913315           9.70%             125,175         1998
                                10.000000            9.948304          -0.52%               4,072         1997

NSAT MAS NSAT Multi             10.246882           10.302225           0.54%           1,405,222         1999
Sector Bond Fund - Q(5)         10.087985           10.246882           1.58%             627,837         1998
                                10.000000           10.087985           0.88%              22,440         1997

NSAT MAS NSAT Multi             10.246882           10.302225           0.54%           1,367,549         1999
Sector Bond Fund - NQ(5)        10.087985           10.246882           1.58%             548,001         1998
                                10.000000           10.087985           0.88%              12,227         1997

(1) Formerly, Nationwide Equity Income Fund.
(2) Formerly, NSAT Nationwide Global Equity Fund.
(3) Formerly, Nationwide High Income Bond Fund
(4) Formerly, Nationwide Mid Cap Index Fund which was formerly, NSAT Nationwide Select Advisers Mid Cap Fund.
(5) Formerly, Nationwide Multi Sector Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Nationwide Small           10.000000           20.365684         103.66%             109,372         1999
Cap Growth Fund - Q(1)

NSAT Nationwide Small           10.000000           20.365684         103.66%             142,521         1999
Cap Growth Fund - NQ(1)

NSAT Nationwide Small            9.426837           11.930542          26.56%           1,270,898         1999
Cap Value Fund - Q               9.823118            9.426837          -4.03%             501,274         1998
                                10.000000            9.823118          -1.77%              16,510         1997

NSAT Nationwide Small            9.426837           11.930542          26.56%           1,478,150         1999
Cap Value Fund - NQ              9.823118            9.426837          -4.03%             467,220         1998
                                10.000000            9.823118          -1.77%              20,577         1997

NSAT Nationwide Small            9.612340           13.705373          42.58%           1,677,063         1999
Company Fund - Q                 9.612411            9.612340           0.00%             832,015         1998
                                10.000000            9.612411          -3.88%              30,320         1997

NSAT Nationwide Small            9.612340           13.705373          42.58%           1,813,480         1999
Company Fund - NQ                9.612411            9.612340           0.00%             830,194         1998
                                10.000000            9.612411          -3.88%              32,541         1997


NSAT Strong NSAT Mid            11.575478           21.172544          82.91%             859,846         1999
Cap Growth Fund - Q(2)          10.203313           11.575478          13.45%             105,819         1998
                                10.000000           10.203313           2.03%               3,708         1997

NSAT Strong NSAT Mid            11.575478           21.172544          82.91%             990,154         1999
Cap Growth Fund - NQ(2)         10.203313           11.575478          13.45%             115,940         1998
                                10.000000           10.203313           2.03%               2,921         1997


NSAT Nationwide                 10.084334            9.676976          -4.04%             335,060         1999
Strategic Value Fund - Q        10.146650           10.084334          -0.61%             134,335         1998
                                10.000000           10.146650           1.47%               3,022         1997

NSAT Nationwide                 10.084334            9.676976          -4.04%             453,077         1999
Strategic Value Fund -          10.146650           10.084334          -0.61%             239,315         1998
NQ                              10.000000           10.146650           1.47%              13,153         1997

(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(2) Formerly, Nationwide Strategic Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Neuberger Berman AMT            13.691238           15.578481          13.78%             889,965         1999
Guardian Portfolio - Q          10.503269           13.691238          30.35%             517,002         1998
                                10.000000           10.503269           5.03%               8,001         1997

Neuberger Berman AMT            13.691238           15.578481          13.78%             915,475         1999
Guardian Portfolio - NQ         10.503269           13.691238          30.35%             425,826         1998
                                10.000000           10.503269           5.03%              14,929         1997

Neuberger Berman AMT            16.135377           24.582570          52.35%             863,846         1999
Mid-Cap Growth                  11.701424           16.135377          37.89%             346,534         1998
Portfolio - Q                   10.000000           11.701424          17.01%              56,145         1997

Neuberger Berman AMT            16.135377           24.582570          52.35%             979,386         1999
Mid-Cap Growth                  11.701424           16.135377          37.89%             372,662         1998
Portfolio - NQ                  10.000000           11.701424          17.01%              16,768         1997

Neuberger Berman AMT            10.452498           11.110632           6.30%           2,922,435         1999
Partners Portfolio - Q          10.131623           10.452498           3.17%           1,949,091         1998
                                10.000000           10.131623           1.32%             195,515         1997

Neuberger Berman AMT            10.452498           11.110632           6.30%           2,826,527         1999
Partners Portfolio - NQ         10.131623           10.452498           3.17%           1,997,559         1998
                                10.000000           10.131623           1.32%             133,165         1997

Oppenheimer Variable            10.603692           19.274630          81.77%           1,563,772         1999
Account Funds -                  9.532548           10.603692          11.24%             395,607         1998
Oppenheimer Aggressive          10.000000            9.532548          -4.67%              11,021         1997
Growth Fund/VA - Q(1)

Oppenheimer Variable            10.603692           19.274630          81.77%           1,713,850         1999
Account Funds -                  9.532548           10.603692          11.24%             445,810         1998
Oppenheimer Aggressive          10.000000            9.532548          -4.67%              10,675         1997
Growth Fund/VA - NQ(1)

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Oppenheimer Variable            12.063121           16.917425          40.24%           2,150,641         1999
Account Funds -                  9.826536           12.063121          22.76%             581,682         1998
Oppenheimer Capital             10.000000            9.826536          -1.73%              26,012         1997
Appreciation Fund/VA -
Q(1)

Oppenheimer Variable            12.063121           16.917425          40.24%           2,383,083         1999
Account Funds -                  9.826536           12.063121          22.76%             591,561         1998
Oppenheimer Capital             10.000000            9.826536          -1.73%              16,143         1997
Appreciation Fund/VA -
NQ(1)

Oppenheimer Variable            10.633592           12.812596          20.49%           2,337,156         1999
Account Funds -                 10.258664           10.633592           3.65%             825,634         1998
Oppenheimer Main Street         10.000000           10.258664           2.59%              15,547         1997
Growth & Income Fund/VA
- Q(2)

Oppenheimer Variable            10.633592           12.812596          20.49%           2,379,174         1999
Account Funds -                 10.258664           10.633592           3.65%           1,013,404         1998
Oppenheimer Main Street         10.000000           10.258664           2.59%              15,661         1997
Growth & Income Fund/VA
- NQ(2)

The Universal                    7.391460            9.467196          28.08%             153,586         1999
Institutional Funds,            10.424614            7.391460         -29.10%              50,958         1998
Inc. - Emerging Markets         10.000000           10.424614           4.25%               4,517         1997
Debt Portfolio - Q(3)

The Universal                    7.391460            9.467196          28.08%             183,638         1999
Institutional Funds,            10.424614            7.391460         -29.10%              56,822         1998
Inc. - Emerging Markets         10.000000           10.424614           4.25%               4,151         1997
Debt Portfolio - NQ(3)

Van Eck Worldwide                5.747723           11.396847          98.28%             592,457         1999
Insurance Trust -                8.814146            5.747723         -34.79%             141,469         1998
Worldwide Emerging              10.000000            8.814146         -11.86%              30,479         1997
Markets Fund - Q

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Van Eck Worldwide                5.747723           11.396847          98.28%             672,210         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ
                                 8.814146            5.747723         -34.79%             104,323         1998
                                10.000000            8.814146         -11.86%              15,119         1997

Van Eck Worldwide                6.136113            7.350618          19.79%             180,231         1999
Insurance Trust -
Worldwide Hard Assets
Fund - Q
                                 8.978753            6.136113         -31.66%              69,784         1998
                                10.000000            8.978753         -10.21%                 765         1997

Van Eck Worldwide                6.136113            7.350618          19.79%             191,034         1999
Insurance Trust -
Worldwide Hard Assets
Fund - NQ
                                 8.978753            6.136113         -31.66%              36,296         1998
                                10.000000            8.978753         -10.21%               4,496         1997

Warburg Pincus Trust -          10.388404           16.815230          61.87%             309,718         1999
Global Post-Venture
Capital Portfolio - Q(1)
                                 9.851960           10.388404           5.45%              92,766         1998
                                10.000000            9.851960          -1.48%               1,263         1997

Warburg Pincus Trust -          10.388404           16.815230          61.87%             393,511         1999
Global Post-Venture
Capital Portfolio - NQ(1)
                                 9.851960           10.388404           5.45%              59,430         1998
                                10.000000            9.851960          -1.48%               1,127         1997

(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Warburg Pincus Trust -           9.860001           14.977312          51.90%             646,820         1999
International Equity
Portfolio - Q
                                 9.454036            9.860001           4.29%             216,678         1998
                                10.000000            9.454036          -5.46%               9,501         1997

Warburg Pincus Trust -           9.860001           14.977312          51.90%             793,116         1999
International Equity
Portfolio - NQ
                                 9.454036            9.860001           4.29%             284,936         1998
                                10.000000            9.454036          -5.46%              11,346         1997

Warburg Pincus Trust -          11.514627           12.111181           5.18%             360,012         1999
Value Portfolio - Q(1)
                                10.372788           11.514627          11.01%             150,366         1998
                                10.000000           10.372788           3.73%              10,462         1997

Warburg Pincus Trust -          11.514627           12.111181           5.18%             413,137         1999
Value Portfolio - NQ1
                                10.372788           11.514627          11.01%             193,659         1998
                                10.000000           10.372788           3.73%              11,043         1997

(1) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                                   Optional Benefits Elected (Total 1.05%)
                (Variable account charges of 1.05% of the daily net assets of the variable account)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                13.065728           15.258324          16.78%             197,680         1999
Variable Portfolios,            10.408098           13.065728          25.53%              81,928         1998
Inc. - American Century         10.000000           10.408098           4.08%                 832         1997
VP Income & Growth - Q

American Century                13.065728           15.258324          16.78%             322,820         1999
Variable Portfolios,            10.408098           13.065728          25.53%             128,629         1998
Inc. - American Century         10.000000           10.408098           4.08%               5,236         1997
VP Income & Growth - NQ

American Century                11.852979           19.240268          62.32%             177,980         1999
Variable Portfolios,            10.086493           11.852979          17.51%              99,298         1998
Inc. - American Century         10.000000           10.086493           0.86%                 698         1997
VP International - Q

American Century                11.852979           19.240268          62.32%             314,342         1999
Variable Portfolios,            10.086493           11.852979          17.51%             165,809         1998
Inc. - American Century         10.000000           10.086493           0.86%               2,265         1997
VP International - NQ

American Century                10.677353           10.475442          -1.89%              99,697         1999
Variable Portfolios,            10.295249           10.677353           3.71%              75,994         1998
Inc. - American Century         10.000000           10.295249           2.95%               1,336         1997
VP Value - Q

American Century                10.677353           10.475442          -1.89%             110,453         1999
Variable Portfolios,            10.295249           10.677353           3.71%              72,329         1998
Inc. - American Century         10.000000           10.295249           2.95%               8,217         1997
VP Value - NQ

Dreyfus Investment              10.000000           12.895311          28.95%                 888         1999
Portfolios - European
Equity Portfolio - Q

Dreyfus Investment              10.000000           12.895311          28.95%               1,301         1999
Portfolios - European
Equity Portfolio - NQ

The Dreyfus Socially            13.019372           16.757880          28.71%             184,179         1999
Responsible Growth              10.169503           13.019372          28.02%              85,520         1998
Fund, Inc. - Q                  10.000000           10.169503           1.70%               4,821         1997

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
The Dreyfus Socially            13.019372           16.757880          28.71%             321,097         1999
Responsible Growth              10.169503           13.019372          28.02%             135,100         1998
Fund, Inc. - NQ                 10.000000           10.169503           1.70%               2,598         1997

Dreyfus Stock Index             13.120640           15.657978          19.34%           1,419,002         1999
Fund, Inc. - Q                  10.342079           13.120640          26.87%             774,908         1998
                                10.000000           10.342079           3.42%               9,203         1997

Dreyfus Stock Index             13.120640           15.657978          19.34%           1,814,349         1999
Fund, Inc. - NQ                 10.342079           13.120640          26.87%             913,818         1998
                                10.000000           10.342079           3.42%              13,090         1997

Dreyfus Variable                13.205079           14.563385          10.29%             341,142         1999
Investment Fund                 10.248351           13.205079          28.85%             127,679         1998
-Appreciation Portfolio         10.000000           10.248351           2.48%               3,777         1997
- Q(1)

Dreyfus Variable                13.205079           14.563385          10.29%             488,187         1999
Investment Fund                 10.248351           13.205079          28.85%             246,123         1998
-Appreciation Portfolio         10.000000           10.248351           2.48%                 706         1997
- NQ(1)

Federated Insurance             10.000000            9.800240          -2.00%              13,067         1999
Series - Federated
Quality Bond Fund II - Q

Federated Insurance             10.000000            9.800240          -2.00%              12,939         1999
Series - Federated
Quality Bond Fund II -
NQ

Fidelity VIP                    11.408770           11.995103           5.14%             824,118         1999
Equity-Income                   10.336779           11.408770          10.37%             519,240         1998
Portfolio: Service              10.000000           10.336779           3.37%              18,611         1997
Class - Q

Fidelity VIP                    11.408770           11.995103           5.14%           1,450,150         1999
Equity-Income                   10.336779           11.408770          10.37%             864,765         1998
Portfolio: Service              10.000000           10.336779           3.37%              36,514         1997
Class - NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Fidelity VIP Growth             13.831860           18.790040          35.85%             622,310         1999
Portfolio: Service              10.029235           13.831860          37.92%             251,252         1998
Class - Q                       10.000000           10.029235           0.29%               4,718         1997

Fidelity VIP Growth             13.831860           18.790040          35.85%             989,940         1999
Portfolio: Service              10.029235           13.831860          37.92%             343,224         1998
Class - NQ                      10.000000           10.029235           0.29%               9,713         1997

Fidelity VIP High                9.575458           10.239981           6.94%             755,876         1999
Income Portfolio:               10.125013            9.575458          -5.43%             374,496         1998
Service Class - Q               10.000000           10.125013           1.25%               2,418         1997

Fidelity VIP High                9.575458           10.239981           6.94%             835,175         1999
Income Portfolio:               10.125013            9.575458          -5.43%             597,529         1998
Service Class - NQ              10.000000           10.125013           1.25%              12,697         1997

Fidelity VIP Overseas           11.034969           15.555856          40.97%             146,217         1999
Portfolio: Service               9.900760           11.034969          11.46%              91,010         1998
Class - Q                       10.000000            9.900760          -0.99%                 887         1997

Fidelity VIP Overseas           11.034969           15.555856          40.97%             210,607         1999
Portfolio: Service               9.900760           11.034969          11.46%             137,943         1998
Class - NQ                      10.000000            9.900760          -0.99%               9,071         1997

Fidelity VIP II                 12.797393           15.720833          22.84%             508,355         1999
Contrafund(R)Portfolio:          9.953285           12.797393          28.57%             214,094         1998
Service Class - Q               10.000000            9.953285          -0.47%              12,678         1997

Fidelity VIP II                 12.797393           15.720833          22.84%             791,389         1999
Contrafund(R)Portfolio:          9.953285           12.797393          28.57%             446,178         1998
Service Class - NQ              10.000000            9.953285          -0.47%              14,306         1997

Fidelity VIP III Growth         12.811215           13.206894           3.09%             427,281         1999
Opportunities                   10.398800           12.811215          23.20%             231,430         1998
Portfolio: Service              10.000000           10.398800           3.99%               8,419         1997
Class - Q

Fidelity VIP III Growth         12.811215           13.206894           3.09%             467,420         1999
Opportunities                   10.398800           12.811215          23.20%             295,189         1998
Portfolio: Service              10.000000           10.398800           3.99%              13,599         1997
Class - NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Capital                    13.353842           13.778852           3.18%             618,426         1999
Appreciation Fund - Q           10.383931           13.353842          28.55%             391,203         1998
                                10.000000           10.383931           3.84%               4,967         1997

NSAT Capital                    13.353842           13.778852           3.18%             696,071         1999
Appreciation Fund - N           10.383931           13.353842          28.55%             499,622         1998
                                10.000000           10.383931           3.84%              23,354         1997

NSAT Government Bond            10.929045           10.560422          -3.37%             624,963         1999
Fund - Q                        10.141552           10.929045           7.77%             425,444         1998
                                10.000000           10.141552           1.42%              17,678         1997

NSAT Government Bond            10.929045           10.560422          -3.37%             905,625         1999
Fund - NQ                       10.141552           10.929045           7.77%             578,467         1998
                                10.000000           10.141552           1.42%              21,953         1997

NSAT Money Market Fund          10.492136           10.885293           3.75%             934,453         1999
- Q*                            10.072429           10.492136           4.17%             771,712         1998
                                10.000000           10.072429           0.72%             109,198         1997

NSAT Money Market Fund          10.492136           10.885293           3.75%           1,260,592         1999
- NQ*                           10.072429           10.492136           4.17%             929,223         1998
                                10.000000           10.072429           0.72%              61,681         1997

NSAT Total Return Fund          11.965436           12.661861           5.82%           1,017,235         1999
- Q                             10.241300           11.965436          16.84%             695,020         1998
                                10.000000           10.241300           2.41%              13,269         1997

NSAT Total Return Fund          11.965436           12.661861           5.82%           1,052,685         1999
- NQ                            10.241300           11.965436          16.84%             694,278         1998
                                10.000000           10.241300           2.41%              37,377         1997


NSAT J.P. Morgan NSAT           10.831355           10.810714          -0.19%             152,824         1999
Balanced Fund  - Q(1)           10.129053           10.831355           6.93%             121,918         1998
                                10.000000           10.129053           1.29%               4,261         1997

NSAT J.P. Morgan NSAT           10.831355           10.810714          -0.19%             230,363         1999
Balanced Fund  - NQ(1)          10.129053           10.831355           6.93%             149,449         1998
                                10.000000           10.129053           1.29%              13,393         1997

(1) Formerly, Nationwide Balanced Fund.
* The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was 4.33%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Federated NSAT             11.574924           13.571227          17.25%              59,154         1999
Equity Income Fund  - Q(1)      10.160070           11.574924          13.93%              32,573         1998
                                10.000000           10.160070           1.60%               2,466         1997

NSAT Federated NSAT             11.574924           13.571227          17.25%              81,119         1999
Equity Income Fund  -           10.160070           11.574924          13.93%              46,558         1998
NQ(1)                           10.000000           10.160070           1.60%               2,603         1997


NSAT Nationwide Global          11.907510           14.483618          21.63%              71,686         1999
50 Fund - Q(2)                  10.100588           11.907510          17.89%              52,138         1998
                                10.000000           10.100588           1.01%               1,682         1997

NSAT Nationwide Global          11.907510           14.483618          21.63%              93,077         1999
50 Fund - NQ(2)                 10.100588           11.907510          17.89%              52,521         1998
                                10.000000           10.100588           1.01%               3,870         1997

NSAT Federated NSAT             10.689393           10.914588           2.11%             176,564         1999
High Income Bond Fund -         10.210867           10.689393           4.69%             166,756         1998
Q(3)                            10.000000           10.210867           2.11%               2,873         1997

NSAT Federated NSAT             10.689393           10.914588           2.11%             286,727         1999
High Income Bond Fund -         10.210867           10.689393           4.69%             196,834         1998
NQ(3)                           10.000000           10.210867           2.11%              15,172         1997

NSAT Dreyfus NSAT Mid           10.906928           13.050437          19.65%              42,195         1999
Cap Index Fund - Q(4)            9.947507           10.906928           9.64%              20,280         1998
                                10.000000            9.947507          -0.52%               2,671         1997

NSAT Dreyfus NSAT Mid           10.906928           13.050437          19.65%              46,779         1999
Cap Index Fund - NQ(4)           9.947507           10.906928           9.64%              35,289         1998
                                10.000000            9.947507          -0.52%               1,954         1997

NSAT MAS NSAT Multi             10.240891           10.290997           0.49%             196,859         1999
Sector Bond Fund - Q(5)         10.087176           10.240891           1.52%             180,699         1998
                                10.000000           10.087176           0.87%               2,097         1997

NSAT MAS NSAT Multi             10.240891           10.290997           0.49%             314,788         1999
Sector Bond Fund - NQ(5)        10.087176           10.240891           1.52%             200,225         1998
                                10.000000           10.087176           0.87%              11,411         1997

(1) Formerly, Nationwide Equity Income Fund.
(2) Formerly, NSAT Nationwide Global Equity Fund.
(3) Formerly, Nationwide High Income Bond Fund
(4) Formerly, Nationwide Mid Cap Index Fund which was formerly, NSAT Nationwide Select Advisers Mid Cap Fund.
(5) Formerly, Nationwide Multi Sector Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Nationwide Small           10.000000           20.358893         103.59%               6,206         1999
Cap Growth Fund - Q(1)

NSAT Nationwide Small           10.000000           20.358893         103.59%              26,356         1999
Cap Growth Fund - NQ(1)

NSAT Nationwide Small            9.421309           11.917534          26.50%             132,145         1999
Cap Value Fund - Q               9.822329            9.421309          -4.08%              72,105         1998
                                10.000000            9.822329          -1.78%               3,373         1997

NSAT Nationwide Small            9.421309           11.917534          26.50%             226,896         1999
Cap Value Fund - NQ              9.822329            9.421309          -4.08%             149,068         1998
                                10.000000            9.822329          -1.78%               5,548         1997

NSAT Nationwide Small            9.606706           13.690433          42.51%             135,870         1999
Company Fund - Q                 9.611642            9.606706          -0.05%             103,212         1998
                                10.000000            9.611642          -3.88%                 453         1997

NSAT Nationwide Small            9.606706           13.690433          42.51%             236,341         1999
Company Fund - NQ                9.611642            9.606706          -0.05%             182,983         1998
                                10.000000            9.611642          -3.88%              12,059         1997


NSAT Strong NSAT Mid            11.568711           21.149503          82.82%              63,606         1999
Cap Growth Fund - Q(2)          10.202497           11.568711          13.39%              28,004         1998
                                10.000000           10.202497           2.02%                 201         1997

NSAT Strong NSAT Mid            11.568711           21.149503          82.82%              96,599         1999
Cap Growth Fund - NQ(2)         10.202497           11.568711          13.39%              14,539         1998
                                10.000000           10.202497           2.02%               3,231         1997


NSAT Nationwide                 10.078441            9.666432          -4.09%              38,395         1999
Strategic Value Fund - Q        10.145838           10.078441          -0.66%              36,418         1998
                                10.000000           10.145838           1.46%                 227         1997

NSAT Nationwide                 10.078441            9.666432          -4.09%              82,657         1999
Strategic Value Fund - NQ       10.145838           10.078441          -0.66%              85,804         1998
                                10.000000           10.145838           1.46%               5,509         1997

(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(2) Formerly, Nationwide Strategic Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Neuberger Berman AMT            13.683246           15.561518          13.73%              86,496         1999
Guardian Portfolio - Q          10.502434           13.683246          30.29%              64,230         1998
                                10.000000           10.502434           5.02%                 590         1997

Neuberger Berman AMT            13.683246           15.561518          13.73%             196,408         1999
Guardian Portfolio - NQ         10.502434           13.683246          30.29%             161,709         1998
                                10.000000           10.502434           5.02%               5,754         1997

Neuberger Berman AMT            16.125954           24.555839          52.28%             103,765         1999
Mid-Cap Growth Portfolio - Q    11.700489           16.125954          37.82%              41,741         1998
                                10.000000           11.700489          17.00%               3,696         1997

Neuberger Berman AMT            16.125954           24.555839          52.28%             174,869         1999
Mid-Cap Growth                  11.700489           16.125954          37.82%             107,495         1998
Portfolio - NQ                  10.000000           11.700489          17.00%               6,472         1997

Neuberger Berman AMT            10.446379           11.098514           6.24%             277,649         1999
Partners Portfolio - Q          10.130813           10.446379           3.11%             269,744         1998
                                10.000000           10.130813           1.31%               9,975         1997

Neuberger Berman AMT            10.446379           11.098514           6.24%             352,607         1999
Partners Portfolio - NQ         10.130813           10.446379           3.11%             330,876         1998
                                10.000000           10.130813           1.31%              40,357         1997

Oppenheimer Variable            10.597477           19.253639          81.68%             137,594         1999
Account Funds -                  9.531780           10.597477          11.18%              75,188         1998
Oppenheimer Aggressive          10.000000            9.531780          -4.68%               3,437         1997
Growth Fund/VA - Q(1)

Oppenheimer Variable            10.597477           19.253639          81.68%             196,300         1999
Account Funds -                  9.531780           10.597477          11.18%             118,302         1998
Oppenheimer Aggressive          10.000000            9.531780          -4.68%              11,150         1997
Growth Fund/VA - NQ(1)

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Oppenheimer Variable            12.056049           16.898986          40.17%             256,234         1999
Account Funds -                  9.825746           12.056049          22.70%             110,392         1998
Oppenheimer Capital             10.000000            9.825746          -1.74%               2,404         1997
Appreciation Fund/VA -
Q(1)

Oppenheimer Variable            12.056049           16.898986          40.17%             294,790         1999
Account Funds -                  9.825746           12.056049          22.70%             122,036         1998
Oppenheimer Capital             10.000000            9.825746          -1.74%               7,972         1997
Appreciation Fund/VA -
NQ(1)

Oppenheimer Variable            10.627355           12.798619          20.43%             272,722         1999
Account Funds -                 10.257840           10.627355           3.60%             151,176         1998
Oppenheimer Main Street         10.000000           10.257840           2.58%               1,064         1997
Growth & Income Fund/VA
- Q(2)

Oppenheimer Variable            10.627355           12.798619          20.43%             459,069         1999
Account Funds -                 10.257840           10.627355           3.60%             254,947         1998
Oppenheimer Main Street         10.000000           10.257840           2.58%              15,025         1997
Growth & Income Fund/VA
- NQ(2)

The Universal                    7.387124            9.456874          28.02%              20,164         1999
Institutional Funds,            10.423780            7.387124         -29.13%               9,703         1998
Inc. - Emerging Markets         10.000000           10.423780           4.24%                 204         1997
Debt Portfolio - Q(3)

The Universal                    7.387124            9.456874          28.02%              24,015         1999
Institutional Funds,            10.423780            7.387124         -29.13%              19,124         1998
Inc. - Emerging Markets         10.000000           10.423780           4.24%               1,531         1997
Debt Portfolio - NQ(3)

Van Eck Worldwide                5.744349           11.384426          98.18%              66,887         1999
Insurance Trust -                8.813437            5.744349         -34.82%              31,317         1998
Worldwide Emerging              10.000000            8.813437         -11.87%                 733         1997
Markets Fund - Q

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Van Eck Worldwide                5.744349           11.384426          98.18%              80,175         1999
Insurance Trust -                8.813437            5.744349         -34.82%              46,981         1998
Worldwide Emerging              10.000000            8.813437         -11.87%                 779         1997
Markets Fund - NQ

Van Eck Worldwide                6.132522            7.342607          19.73%              33,535         1999
Insurance Trust -                8.978030            6.132522         -31.69%              10,468         1998
Worldwide Hard Assets           10.000000            8.978030         -10.22%                 206         1997
Fund - Q

Van Eck Worldwide                6.132522            7.342607          19.73%              19,917         1999
Insurance Trust -                8.978030            6.132522         -31.69%              17,880         1998
Worldwide Hard Assets           10.000000            8.978030         -10.22%               1,789         1997
Fund - NQ

Warburg Pincus Trust -          10.382320           16.796919          61.78%              39,482         1999
Global Post-Venture              9.851173           10.382320           5.39%              32,373         1998
Capital Portfolio - Q(1)        10.000000            9.851173          -1.49%                 830         1997

Warburg Pincus Trust -          10.382320           16.796919          61.78%              65,236         1999
Global Post-Venture              9.851173           10.382320           5.39%              39,431         1998
Capital Portfolio - NQ(1)       10.000000            9.851173          -1.49%               2,366         1997

(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Warburg Pincus Trust -           9.854235           14.961024          51.82%              69,567         1999
International Equity             9.453278            9.854235           4.24%              43,919         1998
Portfolio - Q                   10.000000            9.453278          -5.47%                 866         1997

Warburg Pincus Trust -           9.854235           14.961024          51.82%              84,777         1999
International Equity             9.453278            9.854235           4.24%              82,462         1998
Portfolio - NQ                  10.000000            9.453278          -5.47%               5,787         1997

Warburg Pincus Trust -          11.507907           12.098010           5.13%              21,640         1999
Value Portfolio - Q(1)          10.371958           11.507907          10.95%              18,436         1998
                                10.000000           10.371958           3.72%               2,908         1997

Warburg Pincus Trust -          11.507907           12.098010           5.13%             101,514         1999
Value Portfolio - NQ(1)         10.371958           11.507907          10.95%              71,280         1998
                                10.000000           10.371958           3.72%               4,127         1997

(1) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                                   OPTIONAL BENEFITS ELECTED (TOTAL 1.10%)
                (VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                12.515499           14.608384          16.72%              11,848         1999
Variable Portfolios,            10.000000           12.515499          25.15%                   0         1998
Inc. - American Century
VP Income & Growth - Q

American Century                12.515499           14.608384          16.72%              17,143         1999
Variable Portfolios,            10.000000           12.515499          25.15%                   0         1998
Inc. - American Century
VP Income & Growth - NQ

American Century                12.062037           19.569739          62.24%               1,881         1999
Variable Portfolios,            10.000000           12.062037          20.62%                   0         1998
Inc. - American Century
VP International - Q

American Century                12.062037           19.569739          62.24%              14,297         1999
Variable Portfolios,            10.000000           12.062037          20.62%                   0         1998
Inc. - American Century
VP International - NQ

American Century                11.279817           11.060928          -1.94%               1,713         1999
Variable Portfolios,            10.000000           11.279817          12.80%                   0         1998
Inc. - American Century
VP Value - Q

American Century                11.279817           11.060928          -1.94%               3,204         1999
Variable Portfolios,            10.000000           11.279817          12.80%                   0         1998
Inc. - American Century
VP Value - NQ

Dreyfus Investment              10.000000           12.893630          28.94%                   0         1999
Portfolios - European
Equity Portfolio - Q

Dreyfus Investment              10.000000           12.893630          28.94%                   0         1999
Portfolios - European
Equity Portfolio - NQ

The Dreyfus Socially            12.784895           16.447766          28.65%               6,911         1999
Responsible Growth              10.000000           12.784895          27.85%                   0         1998
Fund, Inc. - Q

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
The Dreyfus Socially            12.784895           16.447766          28.65%              15,350         1999
Responsible Growth              10.000000           12.784895          27.85%                   0         1998
Fund, Inc. - NQ

Dreyfus Stock Index             12.464249           14.867150          19.28%              40,973         1999
Fund, Inc. - Q                  10.000000           12.464249          24.64%                   0         1998

Dreyfus Stock Index             12.464249           14.867150          19.28%              48,963         1999
Fund, Inc. - NQ                 10.000000           12.464249          24.64%                   0         1998

Dreyfus Variable                12.389971           13.657521          10.23%               2,736         1999
Investment Fund                 10.000000           12.389971          23.90%                   0         1998
-Appreciation Portfolio
- Q(1)

Dreyfus Variable                12.389971           13.657521          10.23%               7,367         1999
Investment Fund                 10.000000           12.389971          23.90%                   0         1998
-Appreciation Portfolio
- NQ(1)

Federated Insurance             10.000000            9.796953          -2.03%               2,037         1999
Series - Federated
Quality Bond Fund II - Q

Federated Insurance             10.000000            9.796953          -2.03%               3,679         1999
Series - Federated
Quality Bond Fund II -
NQ

Fidelity VIP                    11.809798           12.410474           5.09%              10,095         1999
Equity-Income                   10.000000           11.809798          18.10%                   0         1998
Portfolio: Service
Class - Q

Fidelity VIP                    11.809798           12.410474           5.09%              46,500         1999
Equity-Income                   10.000000           11.809798          18.10%                   0         1998
Portfolio: Service
Class - NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Fidelity VIP Growth             12.914475           17.534950          35.78%              29,966         1999
Portfolio: Service              10.000000           12.914475          29.14%                   0         1998
Class - Q

Fidelity VIP Growth             12.914475           17.534950          35.78%              33,667         1999
Portfolio: Service              10.000000           12.914475          29.14%                   0         1998
Class - NQ

Fidelity VIP High               10.530579           11.255695           6.89%              11,332         1999
Income Portfolio:               10.000000           10.530579           5.31%                   0         1998
Service Class - Q

Fidelity VIP High               10.530579           11.255695           6.89%               8,123         1999
Income Portfolio:               10.000000           10.530579           5.31%                   0         1998
Service Class - NQ

Fidelity VIP Overseas           12.187321           17.171657          40.90%                 722         1999
Portfolio: Service              10.000000           12.187321          21.87%                   0         1998
Class - Q

Fidelity VIP Overseas           12.187321           17.171657          40.90%               6,837         1999
Portfolio: Service              10.000000           12.187321          21.87%                   0         1998
Class - NQ

Fidelity VIP II                 12.797152           15.712599          22.78%              12,569         1999
Contrafund(R)Portfolio:         10.000000           12.797152          27.97%                   0         1998
Service Class - Q

Fidelity VIP II                 12.797152           15.712599          22.78%              25,288         1999
Contrafund(R)Portfolio:         10.000000           12.797152          27.97%                   0         1998
Service Class - NQ

Fidelity VIP III Growth         12.309512           12.683293           3.04%               5,188         1999
Opportunities                   10.000000           12.309512          23.10%                   0         1998
Portfolio: Service
Class - Q

Fidelity VIP III Growth         12.309512           12.683293           3.04%              13,511         1999
Opportunities                   10.000000           12.309512          23.10%                   0         1998
Portfolio: Service
Class - NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Capital                    12.439602           12.829034           3.13%              15,721         1999
Appreciation Fund - Q           10.000000           12.439602          24.40%                   0         1998

NSAT Capital                    12.439602           12.829034           3.13%              23,867         1999
Appreciation Fund - NQ          10.000000           12.439602          24.40%                   0         1998

NSAT Government Bond             9.853072            9.515930          -3.42%              14,527         1999
Fund - Q                        10.000000            9.853072          -1.47%                   0         1998

NSAT Government Bond             9.853072            9.515930          -3.42%               7,566         1999
Fund - NQ                       10.000000            9.853072          -1.47%                   0         1998

NSAT Money Market Fund          10.095781           10.468792           3.69%               7,371         1999
- Q*                            10.000000           10.095781           0.96%                   0         1998

NSAT Money Market Fund          10.095781           10.468792           3.69%              27,548         1999
- NQ*                           10.000000           10.095781           0.96%                   0         1998

NSAT Total Return Fund          11.993303           12.684916           5.77%              32,768         1999
- Q                             10.000000           11.993303          19.93%                   0         1998

NSAT Total Return Fund          11.993303           12.684916           5.77%              33,223         1999
- NQ                            10.000000           11.993303          19.93%                   0         1998


NSAT J.P. Morgan NSAT           10.677473           10.651741          -0.24%               3,407         1999
Balanced Fund  - Q(1)           10.000000           10.677473           6.77%                   0         1998

NSAT J.P. Morgan NSAT           10.677473           10.651741          -0.24%               7,053         1999
Balanced Fund  - NQ(1)          10.000000           10.677473           6.77%                   0         1998




(1)Formerly, Nationwide Balanced Fund.


*The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was
4.28%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Federated NSAT             11.846282           13.882376          17.19%               1,139         1999
Equity Income Fund  - Q(1)      10.000000           11.846282          18.46%                   0         1998

NSAT Federated NSAT             11.846282           13.882376          17.19%                 673         1999
Equity Income Fund  - NQ(1)     10.000000           11.846282          18.46%                   0         1998



NSAT Nationwide Global          12.212250           14.846771          21.57%                  62         1999
50 Fund - Q(2)                  10.000000           12.212250          22.12%                   0         1998

NSAT Nationwide Global          12.212250           14.846771          21.57%               1,907         1999
50 Fund - NQ(2)                 10.000000           12.212250          22.12%                   0         1998


NSAT Federated NSAT             10.339812           10.552305           2.06%                 278         1999
High Income Bond Fund - Q(3)    10.000000           10.339812           3.40%                   0         1998

NSAT Federated NSAT             10.339812           10.552305           2.06%                 164         1999
High Income Bond Fund - NQ(3)   10.000000           10.339812           3.40%                   0         1998

NSAT Dreyfus NSAT Mid           12.253848           14.654661          19.59%                  78         1999
Cap Index Fund -Q(4)            10.000000           12.253848          22.54%                   0         1998

NSAT Dreyfus NSAT Mid           12.253848           14.654661          19.59%                   0         1999
Cap Index Fund - NQ(4)          10.000000           12.253848          22.54%                   0         1998

NSAT MAS NSAT Multi             10.245831           10.290756           0.44%                 439         1999
Sector Bond Fund - Q(5)         10.000000           10.245831           2.46%                   0         1998

NSAT MAS NSAT Multi             10.245831           10.290756           0.44%               1,042         1999
Sector Bond Fund - NQ(5)        10.000000           10.245831           2.46%                   0         1998

(1)Formerly, Nationwide Equity Income Fund.
(2)Formerly, NSAT Nationwide Global Equity Fund.
(3)Formerly, Nationwide High Income Bond Fund
(4)Formerly, Nationwide Mid Cap Index Fund which was formerly, NSAT Nationwide Select Advisers Mid Cap Fund.
(5)Formerly, Nationwide Multi Sector Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Nationwide Small           10.000000           20.352098         103.52%                  16         1999
Cap Growth Fund - Q(1)

NSAT Nationwide Small           10.000000           20.352098         103.52%                   0         1999
Cap Growth Fund - NQ(1)

NSAT Nationwide Small           12.964349           16.391038          26.43%                 326         1999
Cap Value Fund - Q              10.000000           12.964349          29.64%                   0         1998

NSAT Nationwide Small           12.964349           16.391038          26.43%               2,006         1999
Cap Value Fund - NQ             10.000000           12.964349          29.64%                   0         1998

NSAT Nationwide Small           12.123056           17.267747          42.44%               2,392         1999
Company Fund - Q                10.000000           12.123056          21.23%                   0         1998

NSAT Nationwide Small           12.123056           17.267747          42.44%               1,126         1999
Company Fund - NQ               10.000000           12.123056          21.23%                   0         1998


NSAT Strong NSAT Mid            12.668723           23.148836          82.72%               2,519         1999
Cap Growth Fund - Q(2)          10.000000           12.668723          26.69%                   0         1998

NSAT Strong NSAT Mid            12.668723           23.148836          82.72%               3,783         1999
Cap Growth Fund - NQ(2)         10.000000           12.668723          26.69%                   0         1998


NSAT Nationwide                 13.028676           12.489739          -4.14%                 794         1999
Strategic Value Fund - Q        10.000000           13.028676          30.29%                   0         1998

NSAT Nationwide                 13.028676           12.489739          -4.14%                   0         1999
Strategic Value Fund - NQ       10.000000           13.028676          30.29%                   0         1998


(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(2) Formerly, Nationwide Strategic Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Neuberger Berman AMT            12.887023           14.648600          13.67%               2,098         1999
Guardian Portfolio - NQ         10.000000           12.887023          28.87%                   0         1998

Neuberger Berman AMT            14.077949           21.426404          52.20%                 817         1999
Mid-Cap Growth                  10.000000           14.077949          40.78%                   0         1998
Portfolio - Q

Neuberger Berman AMT            14.077949           21.426404          52.20%               2,820         1999
Mid-Cap Growth                  10.000000           14.077949          40.78%                   0         1998
Portfolio - NQ

Neuberger Berman AMT            11.858021           12.591929           6.19%               3,378         1999
Partners Portfolio - Q          10.000000           11.858021          18.58%                   0         1998


Neuberger Berman AMT            11.858021           12.591929           6.19%               3,470         1999
Partners Portfolio - NQ         10.000000           11.858021          18.58%                   0         1998

Oppenheimer Variable            13.191805           23.954947          81.59%               2,681         1999
Account Funds -                 10.000000           13.191805          31.92%                   0         1998
Oppenheimer Aggressive
Growth Fund/VA - Q(1)

Oppenheimer Variable            13.191805           23.954947          81.59%               7,186         1999
Account Funds -                 10.000000           13.191805          31.92%                   0         1998
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)

Oppenheimer Variable            13.244991           18.556149          40.10%               9,317         1999
Account Funds -                 10.000000           13.244991          32.45%                   0         1998
Oppenheimer Capital
Appreciation Fund/VA -
Q(2)

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Oppenheimer Variable            13.244991           18.556149          40.10%               8,168         1999
Account Funds -                 10.000000           13.244991          32.45%                   0         1998
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)

Oppenheimer Variable            12.340636           14.854438          20.37%               6,431         1999
Account Funds -                 10.000000           12.340636          23.41%                   0         1998
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)

Oppenheimer Variable            12.340636           14.854438          20.37%              11,182         1999
Account Funds -                 10.000000           12.340636          23.41%                   0         1998
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)

The Universal                   11.395495           14.580968          27.95%                   0         1999
Institutional Funds,            10.000000           11.395495          13.95%                   0         1998
Inc. - Emerging Markets
Debt Portfolio - Q(3)

The Universal                   11.395495           14.580968          27.95%                   0         1999
Institutional Funds,            10.000000           11.395495          13.95%                   0         1998
Inc. - Emerging Markets
Debt Portfolio - NQ(3)

Van Eck Worldwide               12.634284           25.026598          98.08%                  64         1999
Insurance Trust -               10.000000           12.634284          26.34%                   0         1998
Worldwide Emerging
Markets Fund - Q

Van Eck Worldwide               12.634284           25.026598          98.08%                  50         1999
Insurance Trust -               10.000000           12.634284          26.34%                   0         1998
Worldwide Emerging
Markets Fund - NQ


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Van Eck Worldwide                9.918535           11.869689          19.67%                   0         1999
Insurance Trust -               10.000000            9.918535          -0.81%                   0         1998
Worldwide Hard Assets
Fund - Q

Van Eck Worldwide                9.918535           11.869689          19.67%                   0         1999
Insurance Trust -               10.000000            9.918535          -0.81%                   0         1998
Worldwide Hard Assets
Fund - NQ

Warburg Pincus Trust -          12.839012           20.760969          61.70%                   0         1999
Global Post-Venture             10.000000           12.839012          28.39%                   0         1998
Capital Portfolio - Q(1)

Warburg Pincus Trust -          12.839012           20.760969          61.70%                   0         1999
Global Post-Venture             10.000000           12.839012          28.39%                   0         1998
Capital Portfolio - NQ(1)

Warburg Pincus Trust -          11.551939           17.529681          51.75%                 446         1999
International Equity            10.000000           11.551939          15.52%                   0         1998
Portfolio - Q

Warburg Pincus Trust -          11.551939           17.529681          51.75%                   0         1999
International Equity            10.000000           11.551939          15.52%                   0         1998
Portfolio - NQ

(1)Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Warburg Pincus Trust -          11.896081           12.499772           5.07%                 772         1999
Value Portfolio - Q(1)          10.000000           11.896081          18.96%                   0         1998

Warburg Pincus Trust -          11.896081           12.499772           5.07%                   0         1999
Value Portfolio - NQ(1)         10.000000           11.896081          18.96%                   0         1998

(1)Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                                            OPTIONAL BENEFITS ELECTED (TOTAL 1.15%)
                      (VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

American Century                12.513926           14.599165          16.66%                 108         1999
Variable Portfolios,            10.000000           12.513926          25.14%                   0         1998
Inc. - American Century
VP Income & Growth - Q

American Century                12.513926           14.599165          16.66%                   0         1999
Variable Portfolios,            10.000000           12.513926          25.14%                   0         1998
Inc. - American Century
VP Income & Growth - NQ

American Century                12.060517           19.557409          62.16%                 238         1999
Variable Portfolios,            10.000000           12.060517          20.61%                   0         1998
Inc. - American Century
VP International - Q

American Century                12.060517           19.557409          62.16%               1,215         1999
Variable Portfolios,            10.000000           12.060517          20.61%                   0         1998
Inc. - American Century
VP International - NQ

American Century                11.278389           11.053935          -1.99%                   0         1999
Variable Portfolios,            10.000000           11.278389          12.78%                   0         1998
Inc. - American Century
VP Value - Q

American Century                11.278389           11.053935          -1.99%                 334         1999
Variable Portfolios,            10.000000           11.278389          12.78%                   0         1998
Inc. - American Century
VP Value - NQ

Dreyfus Investment              10.000000           12.891928          28.92%                   0         1999
Portfolios - European
Equity Portfolio - Q

Dreyfus Investment              10.000000           12.891928          28.92%                   0         1999
Portfolios - European
Equity Portfolio - NQ

The Dreyfus Socially            12.783289           16.437396          28.59%               1,671         1999
Responsible Growth              10.000000           12.783289          27.83%                   0         1998
Fund, Inc. - Q

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

The Dreyfus Socially            12.783289           16.437396          28.59%               4,361         1999
Responsible Growth              10.000000           12.783289          27.83%                   0         1998
Fund, Inc. - NQ

Dreyfus Stock Index             12.462691           14.857773          19.22%               8,746         1999
Fund, Inc. - Q                  10.000000           12.462691          24.63%                   0         1998

Dreyfus Stock Index             12.462691           14.857773          19.22%              13,688         1999
Fund, Inc. - NQ                 10.000000           12.462691          24.63%                   0         1998

Dreyfus Variable                12.388419           13.648909          10.17%               1,585         1999
Investment Fund                 10.000000           12.388419          23.88%                   0         1998
-Appreciation Portfolio
- Q(1)

Dreyfus Variable                12.388419           13.648909          10.17%               4,871         1999
Investment Fund                 10.000000           12.388419          23.88%                   0         1998
-Appreciation Portfolio
- NQ(1)

Federated Insurance             10.000000            9.793677          -2.06%                   0         1999
Series - Federated
Quality Bond Fund II - Q

Federated Insurance             10.000000            9.793677          -2.06%               3,409         1999
Series - Federated
Quality Bond Fund II -
NQ

Fidelity VIP                    11.808307           12.402631           5.03%                 648         1999
Equity-Income                   10.000000           11.808307          18.08%                   0         1998
Portfolio: Service
Class - Q

Fidelity VIP                    11.808307           12.402631           5.03%               5,161         1999
Equity-Income                   10.000000           11.808307          18.08%                   0         1998
Portfolio: Service
Class - NQ


(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Fidelity VIP Growth             12.912859           17.523903          35.71%               1,751         1999
Portfolio: Service              10.000000           12.912859          29.13%                   0         1998
Class - Q

Fidelity VIP Growth             12.912859           17.523903          35.71%               8,532         1999
Portfolio: Service              10.000000           12.912859          29.13%                   0         1998
Class - NQ

Fidelity VIP High               10.529250           11.248584           6.83%                   0         1999
Income Portfolio:               10.000000           10.529250           5.29%                   0         1998
Service Class - Q

Fidelity VIP High               10.529250           11.248584           6.83%               3,763         1999
Income Portfolio:               10.000000           10.529250           5.29%                   0         1998
Service Class - NQ

Fidelity VIP Overseas           12.185792           17.160838          40.83%                   0         1999
Portfolio: Service              10.000000           12.185792          21.86%                   0         1998
Class - Q

Fidelity VIP Overseas           12.185792           17.160838          40.83%                  28         1999
Portfolio: Service              10.000000           12.185792          21.86%                   0         1998
Class - NQ

Fidelity VIP II                 12.795546           15.702687          22.72%               3,529         1999
Contrafund(R)Portfolio:         10.000000           12.795546          27.96%                   0         1998
Service Class - Q

Fidelity VIP II                 12.795546           15.702687          22.72%               5,228         1999
Contrafund(R)Portfolio:         10.000000           12.795546          27.96%                   0         1998
Service Class - NQ

Fidelity VIP III Growth         12.307964           12.675276           2.98%                 242         1999
Opportunities                   10.000000           12.307964          23.08%                   0         1998
Portfolio: Service
Class - Q

Fidelity VIP III Growth         12.307964           12.675276           2.98%               4,917         1999
Opportunities                   10.000000           12.307964          23.08%                   0         1998
Portfolio: Service
Class - NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Capital                    12.438039           12.820934           3.08%               3,353         1999
Appreciation Fund - Q           10.000000           12.438039          24.38%                   0         1998


NSAT Capital                    12.438039           12.820934           3.08%               7,442         1999
Appreciation Fund - NQ          10.000000           12.438039          24.38%                   0         1998


NSAT Government Bond             9.851828            9.509925          -3.47%                 151         1999
Fund - Q                        10.000000            9.851828          -1.48%                   0         1998


NSAT Government Bond             9.851828            9.509925          -3.47%              10,380         1999
Fund - NQ                       10.000000            9.851828          -1.48%                   0         1998


NSAT Money Market Fund          10.094495           10.462170           3.64%               2,031         1999
- Q*                            10.000000           10.094495           0.94%                   0         1998


NSAT Money Market Fund          10.094495           10.462170           3.64%               2,358         1999
- NQ*                           10.000000           10.094495           0.94%                   0         1998


NSAT Total Return Fund          11.991803           12.676933           5.71%               2,576         1999
- Q                             10.000000           11.991803          19.92%                   0         1998


NSAT Total Return Fund          11.991803           12.676933           5.71%               6,477         1999
- NQ                            10.000000           11.991803          19.92%                   0         1998



NSAT J.P. Morgan NSAT           10.676123           10.645005          -0.29%                   0         1999
Balanced Fund  - Q(1)           10.000000           10.676123           6.76%                   0         1998

NSAT J.P. Morgan NSAT           10.676123           10.645005          -0.29%                   0         1999
Balanced Fund  - NQ(1)          10.000000           10.676123           6.76%                   0         1998




(1)Formerly, Nationwide Balanced Fund.

*The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was
4.23%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Federated NSAT             11.844786           13.873607          17.13%                   0         1999
Equity Income Fund  - Q(1)      10.000000           11.844786          18.45%                   0         1998

NSAT Federated NSAT             11.844786           13.873607          17.13%                 835         1999
Equity Income Fund  - NQ(1)     10.000000           11.844786          18.45%                   0         1998


NSAT Nationwide Global          12.210713           14.837408          21.51%                 783         1999
50 Fund - Q(2)                  10.000000           12.210713          22.11%                   0         1998

NSAT Nationwide Global          12.210713           14.837408          21.51%                 277         1999
50 Fund - NQ(2)                 10.000000           12.210713          22.11%                   0         1998


NSAT Federated NSAT             10.338506           10.545637           2.00%                   0         1999
High Income Bond Fund -         10.000000           10.338506           3.39%                   0         1998
Q(3)

NSAT Federated NSAT             10.338506           10.545637           2.00%                   0         1999
High Income Bond Fund -         10.000000           10.338506           3.39%                   0         1998
NQ(3)

NSAT Dreyfus NSAT Mid           12.252304           14.645409          19.53%                   0         1999
Cap Index Fund -Q(4)            10.000000           12.252304          22.52%                   0         1998

NSAT Dreyfus NSAT Mid           12.252304           14.645409          19.53%                  30         1999
Cap Index Fund - NQ(4)          10.000000           12.252304          22.52%                   0         1998

NSAT MAS NSAT Multi             10.244538           10.284262           0.39%                   0         1999
Sector Bond Fund - Q(5)         10.000000           10.244538           2.45%                   0         1998

NSAT MAS NSAT Multi             10.244538           10.284262           0.39%               2,287         1999
Sector Bond Fund - NQ(5)        10.000000           10.244538           2.45%                   0         1998

(1)Formerly, Nationwide Equity Income Fund.
(2)Formerly, NSAT Nationwide Global Equity Fund.
(3)Formerly, Nationwide High Income Bond Fund
(4)Formerly, Nationwide Mid Cap Index Fund which was formerly, NSAT Nationwide Select Advisers Mid Cap Fund.
(5)Formerly, Nationwide Multi Sector Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Nationwide Small           10.000000           20.345317         103.45%                   0         1999
Cap Growth Fund - Q(1)

NSAT Nationwide Small           10.000000           20.345317         103.45%                   0         1999
Cap Growth Fund - NQ(1)

NSAT Nationwide Small           12.962717           16.380692          26.37%                   0         1999
Cap Value Fund - Q              10.000000           12.962717          29.63%                   0         1998

NSAT Nationwide Small           12.962717           16.380692          26.37%               1,583         1999
Cap Value Fund - NQ             10.000000           12.962717          29.63%                   0         1998

NSAT Nationwide Small           12.121529           17.256864          42.37%                   0         1999
Company Fund - Q                10.000000           12.121529          21.22%                   0         1998

NSAT Nationwide Small           12.121529           17.256864          42.37%               6,650         1999
Company Fund - NQ               10.000000           12.121529          21.22%                   0         1998


NSAT Strong NSAT Mid            12.667131           23.134244          82.63%                   4         1999
Cap Growth Fund - Q(2)          10.000000           12.667131          26.67%                   0         1998

NSAT Strong NSAT Mid            12.667131           23.134244          82.63%                   0         1999
Cap Growth Fund - NQ(2)         10.000000           12.667131          26.67%                   0         1998


NSAT Nationwide                 13.027042           12.481871          -4.18%                 587         1999
Strategic Value Fund - Q        10.000000           13.027042          30.27%                   0         1998

NSAT Nationwide                 13.027042           12.481871          -4.18%                   0         1999
Strategic Value Fund - NQ       10.000000           13.027042          30.27%                   0         1998

(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(2) Formerly, Nationwide Strategic Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Neuberger Berman AMT            12.885403           14.639366          13.61%                 562         1999
Guardian Portfolio - Q          10.000000           12.885403          28.85%                   0         1998

Neuberger Berman AMT            12.885403           14.639366          13.61%                 682         1999
Guardian Portfolio - NQ         10.000000           12.885403          28.85%                   0         1998

Neuberger Berman AMT            14.076184           21.412911          52.12%                 196         1999
Mid-Cap Growth                  10.000000           14.076184          40.76%                   0         1998
Portfolio - Q


Neuberger Berman AMT            14.076184           21.412911          52.12%                   0         1999
Mid-Cap Growth                  10.000000           14.076184          40.76%                   0         1998
Portfolio - NQ


Neuberger Berman AMT            11.856528           12.583972           6.14%               1,898         1999
Partners Portfolio - Q          10.000000           11.856528          18.57%                   0         1998

Neuberger Berman AMT            11.856528           12.583972           6.14%                   0         1999
Partners Portfolio - NQ         10.000000           11.856528          18.57%                   0         1998

Oppenheimer Variable            13.190143           23.939845          81.50%               1,649         1999
Account Funds -                 10.000000           13.190143          31.90%                   0         1998
Oppenheimer Aggressive
Growth Fund/VA - Q(1)


Oppenheimer Variable            13.190143           23.939845          81.50%                 219         1999
Account Funds -                 10.000000           13.190143          31.90%                   0         1998
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)


Oppenheimer Variable            13.243332           18.544459          40.03%                 273         1999
Account Funds -                 10.000000           13.243332          32.43%                   0         1998
Oppenheimer Capital
Appreciation Fund/VA -
Q(2)

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Oppenheimer Variable            13.243332           18.544459          40.03%               4,930         1999
Account Funds -                 10.000000           13.243332          32.43%                   0         1998
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)

Oppenheimer Variable            12.339083           14.845060          20.31%               2,081         1999
Account Funds -                 10.000000           12.339083          23.39%                   0         1998
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)


Oppenheimer Variable            12.339083           14.845060          20.31%               2,789         1999
Account Funds -                 10.000000           12.339083          23.39%                   0         1998
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)


The Universal                   11.394055           14.571756          27.01%                   0         1999
Institutional Funds,            10.000000           11.394055          13.94%                   0         1998
Inc. - Emerging Markets
Debt Portfolio - Q(3)


The Universal                   11.394055           14.571756          27.01%                   0         1999
Institutional Funds,            10.000000           11.394055          13.94%                   0         1998
Inc. - Emerging Markets
Debt Portfolio - NQ(3)


Van Eck Worldwide               12.632701           25.010854          97.99%                 165         1999
Insurance Trust -               10.000000           12.632701          26.33%                   0         1998
Worldwide Emerging
Markets Fund - Q


Van Eck Worldwide               12.632701           25.010854          97.99%                   0         1999
Insurance Trust -               10.000000           12.632701          26.33%                   0         1998
Worldwide Emerging
Markets Fund - NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Van Eck Worldwide                9.917280           11.862189          19.61%                 319         1999
Insurance Trust -               10.000000            9.917280           0.83%                   0         1998
Worldwide Hard Assets
Fund - Q

Van Eck Worldwide                9.917280           11.862189          19.61%                   0         1999
Insurance Trust -               10.000000            9.917280           0.83%                   0         1998
Worldwide Hard Assets
Fund - NQ

Warburg Pincus Trust -          12.837404           20.747888          61.62%                   0         1999
Global Post-Venture             10.000000           12.837404          28.37%                   0         1998
Capital Portfolio - Q(1)

Warburg Pincus Trust -          12.837404           20.747888          61.62%                   0         1999
Global Post-Venture             10.000000           12.837404          28.37%                   0         1998
Capital Portfolio - NQ(1)

Warburg Pincus Trust -          11.550487           17.518646          51.67%                   0         1999
International Equity            10.000000           11.550487          15.50%                   0         1998
Portfolio - Q

Warburg Pincus Trust -          11.550487           17.518646          51.67%                   0         1999
International Equity            10.000000           11.550487          15.50%                   0         1998
Portfolio - NQ

(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Warburg Pincus Trust -          11.894592           12.491882           5.02%                 679         1999
Value Portfolio - Q(1)          10.000000           11.894592          18.95%                   0         1998

Warburg Pincus Trust -          11.894592           12.491882           5.02%                   0         1999
Value Portfolio - NQ1           10.000000           11.894592          18.95%                   0         1998

(1)Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                                  OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)
                (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                12.431326           14.495483          16.60%               6,366         1999
Variable Portfolios,            10.000000           12.431326          24.31%                   0         1998
Inc. - American Century
VP Income & Growth - Q

American Century                12.431326           14.495483          16.60%               3,669         1999
Variable Portfolios,            10.000000           12.431326          24.31%                   0         1998
Inc. - American Century
VP Income & Growth - NQ

American Century                10.904652           17.674116          62.08%               3,355         1999
Variable Portfolios,            10.000000           10.904652           9.05%                   0         1998
Inc. - American Century
VP International - Q

American Century                10.904652           17.674116          62.08%               3,586         1999
Variable Portfolios,            10.000000           10.904652           9.05%                   0         1998
Inc. - American Century
VP International - NQ

American Century                11.497731           11.263216          -2.04%               2,403         1999
Variable Portfolios,            10.000000           11.497731          14.98%                   0         1998
Inc. - American Century
VP Value - Q

American Century                11.497731           11.263216          -2.04%               1,203         1999
Variable Portfolios,            10.000000           11.497731          14.98%                   0         1998
Inc. - American Century
VP Value - NQ

Dreyfus Investment              10.000000           12.890242          28.90%                   4         1999
Portfolios - European
Equity Portfolio - Q

                                10.000000           12.890242          28.90%                   4
Dreyfus Investment                                                                                        1999
Portfolios - European
Equity Portfolio - NQ

The Dreyfus Socially            12.758878           16.397708          28.52%              13,289         1999
Responsible Growth              10.000000           12.758878          27.59%                   0         1998
Fund, Inc. - Q

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
The Dreyfus Socially            12.758878           16.397708          28.52%               4,992         1999
Responsible Growth              10.000000           12.758878          27.59%                   0         1998
Fund, Inc. - NQ

Dreyfus Stock Index             12.367188           14.736468          19.16%              59,071         1999
Fund, Inc. - Q                  10.000000           12.367188          23.67%                   0         1998

Dreyfus Stock Index             12.367188           14.736468          19.16%              27,321         1999
Fund, Inc. - NQ                 10.000000           12.367188          23.67%                   0         1998

Dreyfus Variable                12.207586           13.442893          10.12%               8,970         1999
Investment Fund                 10.000000           12.207586          22.08%                   0         1998
-Appreciation Portfolio
- Q(1)

Dreyfus Variable                12.207586           13.442893          10.12%               2,553         1999
Investment Fund                 10.000000           12.207586          22.08%                   0         1998
-Appreciation Portfolio
- NQ(1)

Federated Insurance             10.000000            9.790385          -2.10%                 968         1999
Series - Federated
Quality Bond Fund II - Q

Federated Insurance             10.000000            9.790385          -2.10%                 310         1999
Series - Federated
Quality Bond Fund II -
NQ

Fidelity VIP                    11.850451           12.440601           4.98%              11,873         1999
Equity-Income                   10.000000           11.850451          18.50%                   0         1998
Portfolio: Service
Class - Q

Fidelity VIP                    11.850451           12.440601           4.98%               8,503         1999
Equity-Income
Portfolio: Service
Class - NQ
                                10.000000           11.850451          18.50%                   0         1998

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Fidelity VIP Growth             13.015101           17.653733          35.64%              32,098         1999
Portfolio: Service              10.000000           13.015101          30.15%                   0         1998
Class - Q

Fidelity VIP Growth             13.015101           17.653733          35.64%              19,070         1999
Portfolio: Service              10.000000           13.015101          30.15%                   0         1998
Class - NQ

Fidelity VIP High               10.384114           11.087928           6.78%               5,437         1999
Income Portfolio:               10.000000           10.384114           3.84%                   0         1998
Service Class - Q

Fidelity VIP High               10.384114           11.087928           6.78%               2,342         1999
Income Portfolio:               10.000000           10.384114           3.84%                   0         1998
Service Class - NQ

Fidelity VIP Overseas           11.296846           15.900927          40.76%               3,366         1999
Portfolio: Service              10.000000           11.296846          12.97%                   0         1998
Class - Q

Fidelity VIP Overseas           11.296846           15.900927          40.76%               2,472         1999
Portfolio: Service              10.000000           11.296846          12.97%                   0         1998
Class - NQ

Fidelity VIP II                 12.602507           15.457984          22.66%              17,988         1999
Contrafund(R) Portfolio:        10.000000           12.602507          26.03%                   0         1998
Service Class - Q

Fidelity VIP II                 12.602507           15.457984          22.66%              14,065         1999
Contrafund(R) Portfolio:        10.000000           12.602507          26.03%                   0         1998
Service Class - NQ

Fidelity VIP III Growth         12.421717           12.785984           2.93%               6,954         1999
Opportunities                   10.000000           12.421717          24.22%                   0         1998
Portfolio: Service
Class - Q

Fidelity VIP III Growth         12.421717           12.785984           2.93%               5,560         1999
Opportunities                   10.000000           12.421717          24.22%                   0         1998
Portfolio: Service
Class - NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Capital                    12.392954           12.767993           3.03%              26,101         1999
Appreciation Fund - Q           10.000000           12.392954          23.93%                   0         1998

NSAT Capital                    12.392954           12.767993           3.03%               6,688         1999
Appreciation Fund - NQ          10.000000           12.392954          23.93%                   0         1998

NSAT Government Bond            10.174058            9.816007          -3.52%               3,655         1999
Fund - Q                        10.000000           10.174058           1.74%                   0         1998

NSAT Government Bond            10.174058            9.816007          -3.52%               6,828         1999
Fund - NQ                       10.000000           10.174058           1.74%                   0         1998

NSAT Money Market Fund          10.126097           10.489614           3.59%              25,530         1999
- Q*                            10.000000           10.126097           1.26%                   0         1998

NSAT Money Market Fund          10.126097           10.489614           3.59%               4,617         1999
- NQ*                           10.000000           10.126097           1.26%                   0         1998

NSAT Total Return Fund          11.968910           12.646339           5.66%              37,667         1999
- Q                             10.000000           11.968910          19.69%                   0         1998

NSAT Total Return Fund          11.968910           12.646339           5.66%              11,345         1999
- NQ                            10.000000           11.968910          19.69%                   0         1998


NSAT J.P. Morgan NSAT           10.772545           10.735723          -0.34%               5,562         1999
Balanced Fund  - Q(1)           10.000000           10.772545           7.73%                   0         1998

NSAT J.P. Morgan NSAT           10.772545           10.735723          -0.34%               3,978         1999
Balanced Fund  - NQ(1)          10.000000           10.772545           7.73%                   0         1998


(1) Formerly, Nationwide Balanced Fund.
* The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was 4.18%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Federated NSAT             11.927845           13.963829          17.07%               1,275         1999
Equity Income Fund  - Q(1)      10.000000           11.927845          19.28%                   0         1998

NSAT Federated NSAT             11.927845           13.963829          17.07%                 279         1999
Equity Income Fund  - NQ(1)     10.000000           11.927845          19.28%                   0         1998


NSAT Nationwide Global          11.747364           14.267173          21.45%               1,239         1999
50 Fund - Q(2)                  10.000000           11.747364          17.47%                   0         1998

NSAT Nationwide Global          11.747364           14.267173          21.45%                 716         1999
50 Fund - NQ(2)                 10.000000           11.747364          17.47%                   0         1998


NSAT Federated NSAT             10.558563           10.764664           1.95%               1,611         1999
High Income Bond Fund - Q(3)    10.000000           10.558563           5.59%                   0         1998

NSAT Federated NSAT             10.558563           10.764664           1.95%                 399         1999
High Income Bond Fund - NQ(3)   10.000000           10.558563           5.59%                   0         1998

NSAT Dreyfus NSAT Mid           12.257790           14.644558          19.47%                 591         1999
Cap Index Fund -Q(4)            10.000000           12.257790          22.58%                   0         1998

NSAT Dreyfus NSAT Mid           12.257790           14.644558          19.47%               2,148         1999
Cap Index Fund - NQ(4)          10.000000           12.257790          22.58%                   0         1998

NSAT MAS NSAT Multi             10.475252           10.510552           0.34%                   8         1999
Sector Bond Fund - Q(5)         10.000000           10.475252           4.75%                   0         1998

NSAT MAS NSAT Multi             10.475252           10.510552           0.34%               1,528         1999
Sector Bond Fund - NQ(5)        10.000000           10.475252           4.75%                   0         1998

(1) Formerly, Nationwide Equity Income Fund.
(2) Formerly, NSAT Nationwide Global Equity Fund.
(3) Formerly, Nationwide High Income Bond Fund
(4) Formerly, Nationwide Mid Cap Index Fund which was formerly, NSAT Nationwide Select Advisers Mid Cap Fund.
(5) Formerly, Nationwide Multi Sector Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Nationwide Small           10.000000           20.338511         103.39%                 259         1999
Cap Growth Fund - Q(1)

NSAT Nationwide Small           10.000000           20.338511         103.39%                 550         1999
Cap Growth Fund - NQ(1)

NSAT Nationwide Small           12.586199           15.896867          26.30%               2,593         1999
Cap Value Fund - Q              10.000000           12.586199          25.86%                   0         1998

NSAT Nationwide Small           12.586199           15.896867          26.30%               3,985         1999
Cap Value Fund - NQ             10.000000           12.586199          25.86%                   0         1998

NSAT Nationwide Small           12.016781           17.099098          42.29%               1,372         1999
Company Fund - Q                10.000000           12.016781          20.17%                   0         1998

NSAT Nationwide Small           12.016781           17.099098          42.29%                 718         1999
Company Fund - NQ               10.000000           12.016781          20.17%                   0         1998


NSAT Strong NSAT Mid            12.463581           22.750997          82.54%               1,256         1999
Cap Growth Fund - Q(2)          10.000000           12.463581          24.64%                   0         1998

NSAT Strong NSAT Mid            12.463581           22.750997          82.54%               1,581         1999
Cap Growth Fund - NQ(2)         10.000000           12.463581          24.64%                   0         1998


NSAT Nationwide                 12.477330           11.949113          -4.23%                 140         1999
Strategic Value Fund - Q        10.000000           12.477330          24.77%                   0         1998

NSAT Nationwide                 12.477330           11.949113          -4.23%                 849         1999
Strategic Value Fund - NQ       10.000000           12.477330          24.77%                   0         1998

(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(2) Formerly, Nationwide Strategic Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Neuberger Berman AMT            12.307946           13.976229          13.55%                 629         1999
Guardian Portfolio - Q          10.000000           12.307946          23.08%                   0         1998

Neuberger Berman AMT            12.307946           13.976229          13.55%                 464         1999
Guardian Portfolio - NQ         10.000000           12.307946          23.08%                   0         1998

Neuberger Berman AMT            13.702754           20.834304          52.04%               3,981         1999
Mid-Cap Growth                  10.000000           13.702754          37.03%                   0         1998
Portfolio - Q

Neuberger Berman AMT            13.702754           20.834304          52.04%               2,641         1999
Mid-Cap Growth                  10.000000           13.702754          37.03%                   0         1998
Portfolio - NQ

Neuberger Berman AMT            11.821068           12.539993           6.08%               1,177         1999
Partners Portfolio - Q          10.000000           11.821068          18.21%                   0         1998

Neuberger Berman AMT            11.821068           12.539993           6.08%               1,352         1999
Partners Portfolio - NQ         10.000000           11.821068          18.21%                   0         1998

Oppenheimer Variable            12.961315           23.512658          81.41%               7,841         1999
Account Funds -                 10.000000           12.961315          29.61%                   0         1998
Oppenheimer Aggressive
Growth Fund/VA - Q(1)

Oppenheimer Variable            12.961315           23.512658          81.41%               2,379         1999
Account Funds -                 10.000000           12.961315          29.61%                   0         1998
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)

Oppenheimer Variable            12.752843           17.848621          39.96%              11,012         1999
Account Funds -                 10.000000           12.752843          27.53%                   0         1998
Oppenheimer Capital
Appreciation Fund/VA -
Q(2)

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Oppenheimer Variable           112.752843           17.848621          39.96%               5,961         1999
Account Funds -                 10.000000           12.752843          27.53%                   0         1998
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)

Oppenheimer Variable            12.149185           14.609212          20.25%              10,894         1999
Account Funds -                 10.000000           12.149185          21.49%                   0         1998
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)

Oppenheimer Variable            12.149185           14.609212          20.25%               7,664         1999
Account Funds -                 10.000000           12.149185          21.49%                   0         1998
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)

The Universal                   11.400149           14.572201          27.82%                 285         1999
Institutional Funds,            10.000000           11.400149          14.00%                   0         1998
Inc. - Emerging Markets
Debt Portfolio - Q(3)

The Universal                   11.400149           14.572201          27.82%                 103         1999
Institutional Funds,            10.000000           11.400149          14.00%                   0         1998
Inc. - Emerging Markets
Debt Portfolio - NQ(3)

Van Eck Worldwide               12.101814           23.947713          97.89%                 818         1999
Insurance Trust -               10.000000           12.101814          21.02%                   0         1998
Worldwide Emerging
Markets Fund - Q

Van Eck Worldwide               12.101814           23.947713          97.89%               1,036         1999
Insurance Trust -               10.000000           12.101814          21.02%                   0         1998
Worldwide Emerging
Markets Fund - NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Van Eck Worldwide               10.581149           12.649846          19.55%                  64         1999
Insurance Trust -               10.000000           10.581149           5.81%                   0         1998
Worldwide Hard Assets
Fund - Q

Van Eck Worldwide               10.581149           12.649846          19.55%                 459         1999
Insurance Trust -               10.000000           10.581149           5.81%                   0         1998
Worldwide Hard Assets
Fund - NQ

Warburg Pincus Trust -          12.739606           20.579437          61.54%                 352         1999
Global Post-Venture             10.000000           12.739606          27.40%                   0         1998
Capital Portfolio - Q(1)

Warburg Pincus Trust -          12.739606           20.579437          61.54%                   0         1999
Global Post-Venture             10.000000           12.739606          27.40%                   0         1998
Capital Portfolio - NQ(1)

Warburg Pincus Trust -          10.801619           16.374564          51.59%               1,027         1999
International Equity            10.000000           10.801619           8.02%                   0         1998
Portfolio - Q

Warburg Pincus Trust -          10.801619           16.374564          51.59%                  46         1999
International Equity            10.000000           10.801619           8.02%                   0         1998
Portfolio - NQ

(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Warburg Pincus Trust -          11.688738           12.269490           4.97%                 918         1999
Value Portfolio - Q(1)          10.000000           11.688738          16.89%                   0         1998

Warburg Pincus Trust -          11.688738           12.269490           4.97%                 672         1999
Value Portfolio - NQ(1)         10.000000           11.688738          16.89%                   0         1998

(1) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                              OPTIONAL BENEFITS ELECTED (TOTAL 1.25%)
                (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                12.429254           14.485724          16.55%               3,784         1999
Variable Portfolios,            10.000000           12.429254          24.29%                   0         1998
Inc. - American Century
VP Income & Growth - Q

American Century                12.429254           14.485724          16.55%               5,709         1999
Variable Portfolios,            10.000000           12.429254          24.29%                   0         1998
Inc. - American Century
VP Income & Growth - NQ

American Century                10.902825           17.662250          62.00%               4,237         1999
Variable Portfolios,            10.000000           10.902825           9.03%                   0         1998
Inc. - American Century
VP International - Q

American Century                10.902825           17.662250          62.00%               1,114         1999
Variable Portfolios,            10.000000           10.902825           9.03%                   0         1998
Inc. - American Century
VP International - NQ

American Century                11.495807           11.255628          -2.09%                 393         1999
Variable Portfolios,            10.000000           11.495807          14.96%                   0         1998
Inc. - American Century
VP Value - Q

American Century                11.495807           11.255628          -2.09%               1,166         1999
Variable Portfolios,            10.000000           11.495807          14.96%                   0         1998
Inc. - American Century
VP Value - NQ

Dreyfus Investment              10.000000           12.888550          28.89%                  85         1999
Portfolios - European
Equity Portfolio - Q

Dreyfus Investment              10.000000           12.888550          28.89%                   0         1999
Portfolios - European
Equity Portfolio - NQ

The Dreyfus Socially            12.756741           16.386683          28.46%               7,517         1999
Responsible Growth              10.000000           12.756741          27.57%                   0         1998
Fund, Inc. - Q

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
The Dreyfus Socially            12.756741           16.386683          28.46%               2,666         1999
Responsible Growth              10.000000           12.756741          27.57%                   0         1998
Fund, Inc. - NQ

Dreyfus Stock Index             12.365124           14.726559          19.10%              39,966         1999
Fund, Inc. - Q                  10.000000           12.365124          23.65%                   0         1998

Dreyfus Stock Index             12.365124           14.726559          19.10%              23,767         1999
Fund, Inc. - NQ                 10.000000           12.365124          23.65%                   0         1998

Dreyfus Variable                12.205549           13.433832          10.06%               4,732         1999
Investment Fund                 10.000000           12.205549          22.06%                   0         1998
-Appreciation Portfolio
- Q(1)

Dreyfus Variable                12.205549           13.433832          10.06%                 863         1999
Investment Fund                 10.000000           12.205549          22.06%                   0         1998
-Appreciation Portfolio
- NQ(1)

Federated Insurance             10.000000            9.787093          -2.13%                 354         1999
Series - Federated
Quality Bond Fund II - Q

Federated Insurance             10.000000            9.787093          -2.13%                  94         1999
Series - Federated
Quality Bond Fund II -
NQ

Fidelity VIP                    11.848469           12.432231           4.93%              11,049         1999
Equity-Income                   10.000000           11.848469          18.48%                   0         1998
Portfolio: Service
Class - Q


Fidelity VIP                    11.848469           12.432231           4.93%               6,075         1999
Equity-Income                   10.000000           11.848469          18.48%                   0         1998
Portfolio: Service
Class - NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Fidelity VIP Growth             13.012933           17.641868          35.57%              23,336         1999
Portfolio: Service              10.000000           13.012933          30.13%                   0         1998
Class - Q

Fidelity VIP Growth             13.012933           17.641868          35.57%              14,779         1999
Portfolio: Service              10.000000           13.012933          30.13%                   0         1998
Class - NQ

Fidelity VIP High               10.382374           11.080460           6.72%               2,229         1999
Income Portfolio:               10.000000           10.382374           3.82%                   0         1998
Service Class - Q

Fidelity VIP High               10.382374           11.080460           6.72%                 925         1999
Income Portfolio:               10.000000           10.382374           3.82%                   0         1998
Service Class - NQ

Fidelity VIP Overseas           11.294949           15.890221          40.68%               1,115         1999
Portfolio: Service              10.000000           11.294949          12.95%                   0         1998
Class - Q

Fidelity VIP Overseas           11.294949           15.890221          40.68%                 466         1999
Portfolio: Service              10.000000           11.294949          12.95%                   0         1998


Fidelity VIP II                 12.600399           15.447579          22.60%              15,619         1999
Contrafund(R)Portfolio:         10.000000           12.600399          26.00%                   0         1998
Service Class - Q

Fidelity VIP II                 12.600399           15.447579          22.60%               5,804         1999
Contrafund(R)Portfolio:         10.000000           12.600399          26.00%                   0         1998
Service Class - NQ

Fidelity VIP III Growth         12.419643           12.777351           2.88%               2,873         1999
Opportunities                   10.000000           12.419643          24.20%                   0         1998
Portfolio: Service
Class - Q

Fidelity VIP III Growth         12.419643           12.777351           2.88%               2,752         1999
Opportunities                   10.000000           12.419643          24.20%                   0         1998
Portfolio: Service
Class - NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Capital                    12.390885           12.759401           2.97%              21,882         1999
Appreciation Fund - Q           10.000000           12.390885          23.91%                   0         1998

NSAT Capital                    12.390885           12.759401           2.97%              10,410         1999
Appreciation Fund - NQ          10.000000           12.390885          23.91%                   0         1998

NSAT Government Bond            10.172348            9.809384          -3.57%               4,591         1999
Fund - Q                        10.000000           10.172348           1.72%                   0         1998

NSAT Government Bond            10.172348            9.809384          -3.57%               2,718         1999
Fund - NQ                       10.000000           10.172348           1.72%                   0         1998

NSAT Money Market Fund          10.124383           10.482530           3.54%              32,190         1999
- Q*                            10.000000           10.124383           1.24%                   0         1998

NSAT Money Market Fund          10.124383           10.482530           3.54%               4,755         1999
- NQ*                           10.000000           10.124383           1.24%                   0         1998

NSAT Total Return Fund          11.966903           12.637807           5.61%              21,515         1999
- Q                             10.000000           11.966903          19.67%                   0         1998

NSAT Total Return Fund          11.966903           12.637807           5.61%               8,711         1999
- NQ                            10.000000           11.966903          19.67%                   0         1998


NSAT J.P. Morgan NSAT           10.770735           10.728485          -0.39%                 659         1999
Balanced Fund  - Q(1)           10.000000           10.770735           7.71%                   0         1998

NSAT J.P. Morgan NSAT           10.770735           10.728485          -0.39%               1,494         1999
Balanced Fund  - NQ(1)          10.000000           10.770735           7.71%                   0         1998


(1) Formerly, Nationwide Balanced Fund.

*The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was
 4.13%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Federated NSAT             11.925844           13.954430          17.01%                 118         1999
Equity Income Fund  - Q(1)      10.000000           11.925844          19.26%                   0         1998

NSAT Federated NSAT             11.925844           13.954430          17.01%                 593         1999
Equity Income Fund  -           10.000000           11.925844          19.26%                   0         1998
NQ(1)


NSAT Nationwide Global          11.745400           14.257588          21.39%                 534         1999
50 Fund - Q(2)                  10.000000           11.745400          17.45%                   0         1998

NSAT Nationwide Global          11.745400           14.257588          21.39%                 234         1999
50 Fund - NQ(2)                 10.000000           11.745400          17.45%                   0         1998


NSAT Federated NSAT             10.556787           10.757403           1.90%                   0         1999
High Income Bond Fund -         10.000000           10.556787           5.57%                   0         1998
Q(3)

NSAT Federated NSAT             10.556787           10.757403           1.90%                 889         1999
High Income Bond Fund -         10.000000           10.556787           5.57%                   0         1998
NQ(3)

NSAT Dreyfus NSAT Mid           12.255745           14.634711          19.41%                  80         1999
Cap Index Fund -Q(4)            10.000000           12.255745          22.56%                   0         1998


NSAT Dreyfus NSAT Mid           12.255745           14.634711          19.41%                 641         1999
Cap Index Fund - NQ(4)          10.000000           12.255745          22.56%                   0         1998


NSAT MAS NSAT Multi             10.473496           10.503468           0.29%                 182         1999
Sector Bond Fund - Q(5)         10.000000           10.473496           4.73%                   0         1998


NSAT MAS NSAT Multi             10.473496           10.503468           0.29%                 768         1999
Sector Bond Fund - NQ(5)        10.000000           10.473496           4.73%                   0         1998

(1) Formerly, Nationwide Equity Income Fund.
(2) Formerly, NSAT Nationwide Global Equity Fund.
(3) Formerly, Nationwide High Income Bond Fund
(4) Formerly, Nationwide Mid Cap Index Fund which was formerly, NSAT Nationwide Select Advisers Mid Cap Fund.
(5) Formerly, Nationwide Multi Sector Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Nationwide Small           10.000000           20.331712         103.32%                 681         1999
Cap Growth Fund - Q(1)

NSAT Nationwide Small           10.000000           20.331712         103.32%                  48         1999
Cap Growth Fund - NQ(1)


NSAT Nationwide Small           12.584102           15.886176          26.24%                 610         1999
Cap Value Fund - Q              10.000000           12.584102          25.84%                   0         1998


NSAT Nationwide Small           12.584102           15.886176          26.24%                 136         1999
Cap Value Fund - NQ             10.000000           12.584102          25.84%                   0         1998


NSAT Nationwide Small           12.014774           17.087592          42.22%               3,094         1999
Company Fund - Q                10.000000           12.014774          20.15%                   0         1998


NSAT Nationwide Small           12.014774           17.087592          42.22%                 594         1999
Company Fund - NQ               10.000000           12.014774          20.15%                   0         1998



NSAT Strong NSAT Mid            12.461498           22.735718          82.45%               2,266         1999
Cap Growth Fund - Q(2)          10.000000           12.461498          24.61%                   0         1998


NSAT Strong NSAT Mid            12.461498           22.735718          82.45%                 801         1999
Cap Growth Fund - NQ(2)         10.000000           12.461498          24.61%                   0         1998



NSAT Nationwide                 12.475236           11.941061          -4.28%                   0         1999
Strategic Value Fund - Q        10.000000           12.475236          24.75%                   0         1998
                                                                                                          1997


NSAT Nationwide                 12.475236           11.941061          -4.28%                 342         1999
Strategic Value Fund - NQ       10.000000           12.475236          24.75%                   0         1998

(1) Formerly NSAT Nationwide Select Advisers Small Cap Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Neuberger Berman AMT            12.305897           13.966839          13.50%               1,594         1999
Guardian Portfolio - Q          10.000000           12.305897          23.06%                   0         1998


Neuberger Berman AMT            12.305897           13.966839          13.50%                 435         1999
Guardian Portfolio - NQ         10.000000           12.305897          23.06%                   0         1998


Neuberger Berman AMT            13.700471           20.820318          51.97%               1,848         1999
Mid-Cap Growth                  10.000000           13.700471          37.00%                   0         1998
Portfolio - Q


Neuberger Berman AMT            13.700471           20.820318          51.97%                 552         1999
Mid-Cap Growth                  10.000000           13.700471          37.00%                   0         1998
Portfolio - NQ


Neuberger Berman AMT            11.819096           12.531553           6.03%               2,103         1999
Partners Portfolio - Q          10.000000           11.819096          18.19%                   0         1998


Neuberger Berman AMT            11.819096           12.531553           6.03%                 784         1999
Partners Portfolio - NQ         10.000000           11.819096          18.19%                   0         1998


Oppenheimer Variable            12.959156           23.496887          81.31%               3,914         1999
Account Funds -                 10.000000           12.959156          29.59%                   0         1998
Oppenheimer Aggressive
Growth Fund/VA - Q(1)


Oppenheimer Variable            12.959156           23.496887          81.31%               1,153         1999
Account Funds -                 10.000000           12.959156          29.59%                   0         1998
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)


Oppenheimer Variable            12.750719           17.836627          39.89%               5,010         1999
Account Funds -                 10.000000           12.750719          27.51%                   0         1998
Oppenheimer Capital
Appreciation Fund/VA - Q(2)

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Oppenheimer Variable            12.750719           17.836627          39.89%               1,959         1999
Account Funds -                 10.000000           12.750719          27.51%                   0         1998
Oppenheimer Capital
Appreciation Fund/VA - NQ(1)


Oppenheimer Variable            12.147153           14.599387          20.19%               4,444         1999
Account Funds -                 10.000000           12.147153          21.47%                   0         1998
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)


Oppenheimer Variable            12.147153           14.599387          20.19%               2,709         1999
Account Funds -                 10.000000           12.147153          21.47%                   0         1998
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)


The Universal                   11.398245           14.562396          27.76%                  55         1999
Institutional Funds,            10.000000           11.398245          13.98%                   0         1998
Inc. - Emerging Markets
Debt Portfolio - Q(3)


The Universal                   11.398245           14.562396          27.76%                   3         1999
Institutional Funds,            10.000000           11.398245          13.98%                   0         1998
Inc. - Emerging Markets
Debt Portfolio - NQ(3)


Van Eck Worldwide               12.099788           23.931619          97.79%               1,245         1999
Insurance Trust -               10.000000           12.099788          21.00%                   0         1998
Worldwide Emerging
Markets Fund - Q


Van Eck Worldwide               12.099788           23.931619          97.79%                 345         1999
Insurance Trust -               10.000000           12.099788          21.00%                   0         1998
Worldwide Emerging
Markets Fund - NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Van Eck Worldwide               10.579367           12.641312          19.49%                  57         1999
Insurance Trust -               10.000000           10.579367           5.79%                   0         1998
Worldwide Hard Assets
Fund - Q


Van Eck Worldwide               10.579367           12.641312          19.49%                  35         1999
Insurance Trust -               10.000000           10.579367           5.79%                   0         1998
Worldwide Hard Assets
Fund - NQ


Warburg Pincus Trust -          12.737475           20.565582          61.46%                 521         1999
Global Post-Venture             10.000000           12.737475          27.37%                   0         1998
Capital Portfolio - Q(1)


Warburg Pincus Trust -          12.737475           20.565582          61.46%                 175         1999
Global Post-Venture             10.000000           12.737475          27.37%                   0         1998
Capital Portfolio - NQ(1)


Warburg Pincus Trust -          10.799816           16.363554          51.52%               1,235         1999
International Equity            10.000000           10.799816           8.00%                   0         1998
Portfolio - Q


Warburg Pincus Trust -          10.799816           16.363554          51.52%                   0         1999
International Equity            10.000000           10.799816           8.00%                   0         1998
Portfolio - NQ

(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Warburg Pincus Trust -          11.686779           12.261224           4.92%                 360         1999
Value Portfolio - Q(1)          10.000000           11.686779          16.87%                   0         1998


Warburg Pincus Trust -          11.686779           12.261224           4.92%                   0         1999
Value Portfolio - NQ(1)         10.000000           11.686779          16.87%                   0         1998

(1) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.


                                            OPTIONAL BENEFITS ELECTED (TOTAL 1.30%)

                      (VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

American Century                12.427175           14.475981          16.49%                  14         1999
Variable Portfolios,            10.000000           12.427175          24.27%                   0         1998
Inc. - American Century
VP Income & Growth - Q


American Century                12.427175           14.475981          16.49%                 154         1999
Variable Portfolios,            10.000000           12.427175          24.27%                   0         1998
Inc. - American Century
VP Income & Growth - NQ


American Century                10.901004           17.650383          61.92%               1,265         1999
Variable Portfolios,            10.000000           10.901004           9.01%                   0         1998
Inc. - American Century
VP International - Q


American Century                10.901004           17.650383          61.92%                 569         1999
Variable Portfolios,            10.000000           10.901004           9.01%                   0         1998
Inc. - American Century
VP International - NQ


American Century                11.493876           11.248045          -2.14%                   2         1999
Variable Portfolios,            10.000000           11.493876          14.94%                   0         1998
Inc. - American Century
VP Value - Q


American Century                11.493876           11.248045          -2.14%                  74         1999
Variable Portfolios,            10.000000           11.493876          14.94%                   0         1998
Inc. - American Century
VP Value - NQ


Dreyfus Investment              10.000000           12.886864          28.87%                  67         1999
Portfolios - European
Equity Portfolio - Q


Dreyfus Investment              10.000000           12.886864          28.87%                 159         1999
Portfolios - European
Equity Portfolio - NQ


The Dreyfus Socially            12.754610           16.375662          28.39%                 835         1999
Responsible Growth              10.000000           12.754610          27.55%                   0         1998
Fund, Inc. - Q

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

The Dreyfus Socially            12.754610           16.375662          28.39%                 274         1999
Responsible Growth              10.000000           12.754610          27.55%                   0         1998
Fund, Inc. - NQ


Dreyfus Stock Index             12.363055           14.716647          19.04%               6,801         1999
Fund, Inc. - Q                  10.000000           12.363055          23.63%                   0         1998


Dreyfus Stock Index             12.363055           14.716647          19.04%               1,924         1999
Fund, Inc. - NQ                 10.000000           12.363055          23.63%                   0         1998


Dreyfus Variable                12.203505           13.424790          10.01%               1,610         1999
Investment Fund                 10.000000           12.203505          22.04%                   0         1998
-Appreciation Portfolio
- Q(1)


Dreyfus Variable                12.203505           13.424790          10.01%                   0         1999
Investment Fund                 10.000000           12.203505          22.04%                   0         1998
-Appreciation Portfolio
- NQ(1)


Federated Insurance             10.000000            9.783812          -2.16%                 141         1999
Series - Federated
Quality  Bond Fund II - Q


Federated Insurance             10.000000            9.783812          -2.16%                  12         1999
Series - Federated
Quality Bond Fund II - NQ


Fidelity VIP                    11.846486           12.423854           4.87%                 181         1999
Equity-Income                   10.000000           11.846486          18.46%                   0         1998
Portfolio: Service
Class - Q


Fidelity VIP                    11.846486           12.423854           4.87%               1,226         1999
Equity-Income                   10.000000           11.846486          18.46%                   0         1998
Portfolio: Service
Class - NQ


(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
    Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Fidelity VIP Growth             13.010755           17.630000          35.50%               6,094         1999
Portfolio: Service              10.000000           13.010755          30.11%                   0         1998
Class - Q


Fidelity VIP Growth             13.010755           17.630000          35.50%                 846         1999
Portfolio: Service              10.000000           13.010755          30.11%                   0         1998
Class - NQ


Fidelity VIP High               10.380632           11.072984           6.67%                   0         1999
Income Portfolio:               10.000000           10.380632           3.81%                   0         1998
Service Class - Q


Fidelity VIP High               10.380632           11.072984           6.67%                 654         1999
Income Portfolio:               10.000000           10.380632           3.81%                   0         1998
Service Class - NQ


Fidelity VIP Overseas           11.293057           15.879549          40.61%                 191         1999
Portfolio: Service              10.000000           11.293057          12.93%                   0         1998
Class - Q


Fidelity VIP Overseas           11.293057           15.879549          40.61%                  84         1999
Portfolio: Service              10.000000           11.293057          12.93%                   0         1998
Class - NQ


Fidelity VIP II                 12.598299           15.437189          22.53%               2,450         1999
Contrafund(R) Portfolio:        10.000000           12.598299          25.98%                   0         1998
Service Class - Q


Fidelity VIP II                 12.598299           15.437189          22.53%                 489         1999
Contrafund(R) Portfolio:        10.000000           12.598299          25.98%                   0         1998
Service Class - NQ


Fidelity VIP III Growth         12.417568           12.768758           2.83%                 547         1999
Opportunities                   10.000000           12.417568          24.18%                   0         1998
Portfolio: Service
Class - Q


Fidelity VIP III Growth         12.417568           12.768758           2.83%                 143         1999
Opportunities                   10.000000           12.417568          24.18%                   0         1998
Portfolio: Service
Class - NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Capital                    12.388810           12.750810           2.92%               2,082         1999
Appreciation Fund - Q           10.000000           12.388810          23.89%                   0         1998


NSAT Capital                    12.388810           12.750810           2.92%                 542         1999
Appreciation Fund - NQ          10.000000           12.388810          23.89%                   0         1998


NSAT Government Bond            10.170644            9.802780          -3.62%               3,686         1999
Fund - Q                        10.000000           10.170644           1.71%                   0         1998


NSAT Government Bond            10.170644            9.802780          -3.62%                 419         1999
Fund - NQ                       10.000000           10.170644           1.71%                   0         1998


NSAT Money Market Fund          10.122671           10.475448           3.49%                  11         1999
- Q(*)                          10.000000           10.122671           1.23%                   0         1998


NSAT Money Market Fund          10.122671           10.475448           3.49%                  24         1999
- NQ(*)                         10.000000           10.122671           1.23%                   0         1998


NSAT Total Return Fund          11.964909           12.629301           5.55%               2,856         1999
- Q                             10.000000           11.964909          19.65%                   0         1998


NSAT Total Return Fund          11.964909           12.629301           5.55%               1,227         1999
- NQ                            10.000000           11.964909          19.65%                   0         1998



NSAT J.P. Morgan NSAT           10.768931           10.721257          -0.44%                  16         1999
Balanced Fund  - Q(1)           10.000000           10.768931           7.69%                   0         1998


NSAT J.P. Morgan NSAT           10.768931           10.721257          -0.44%                   0         1999
Balanced Fund  - NQ(1)          10.000000           10.768931           7.69%                   0         1998



(1) Formerly, Nationwide Balanced Fund.


(*)The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was
   4.07%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Federated NSAT             11.923848           13.945030          16.95%                   0         1999
Equity Income Fund  - Q(1)      10.000000           11.923848          19.24%                   0         1998


NSAT Federated NSAT             11.923848           13.945030          16.95%                   0         1999
Equity Income Fund  - NQ(1)     10.000000           11.923848          19.24%                   0         1998



NSAT Nationwide Global          10.743428           14.247974          21.33%                   0         1999
50 Fund - Q(2)                  10.000000           10.743428          17.43%                   0         1998


NSAT Nationwide Global          11.743428           14.247974          21.33%                  36         1999
50 Fund - NQ(2)                 10.000000           11.743428          17.43%                   0         1998



NSAT Federated NSAT             11.7433428          14.247974           1.85%                 179         1999
High Income Bond Fund - Q(3)    10.000000           11.743428           5.55%                   0         1998


NSAT Federated NSAT             10.555014           10.750149           1.85%                   0         1999
High Income Bond Fund - NQ(3)   10.000000           10.555014           5.55%                   0         1998


NSAT Dreyfus NSAT Mid           12.253691           14.624858          19.35%                 154         1999
Cap Index Fund -Q(4)            10.000000           12.253691          22.54%                   0         1998


NSAT Dreyfus NSAT Mid           12.253691           14.624858          19.35%                  18         1999
Cap Index Fund - NQ(4)          10.000000           12.253691          22.54%                   0         1998


NSAT MAS NSAT Multi             10.471735           10.496386           0.24%                   8         1999
Sector Bond Fund - Q(5)         10.000000           10.471735           4.72%                   0         1998


NSAT MAS NSAT Multi             10.471735           10.496386           0.24%                   0         1999
Sector Bond Fund - NQ(5)        10.000000           10.471735           4.72%                   0         1998

(1) Formerly, Nationwide Equity Income Fund.
(2) Formerly, NSAT Nationwide Global Equity Fund.
(3) Formerly, Nationwide High Income Bond Fund
(4) Formerly, Nationwide Mid Cap Index Fund which was formerly, NSAT Nationwide Select Advisers Mid Cap Fund.
(5) Formerly, Nationwide Multi Sector Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Nationwide Small           10.000000           20.324927         103.25%                 105         1999
Cap Growth Fund - Q(1)


NSAT Nationwide Small           10.000000           20.324927         103.25%                   0         1999
Cap Growth Fund - NQ(1)


NSAT Nationwide Small           12.581999           15.875478          26.18%                  26         1999
Cap Value Fund - Q              10.000000           12.581999          25.82%                   0         1998


NSAT Nationwide Small           12.581999           15.875478          26.18%                  33         1999
Cap Value Fund - NQ             10.000000           12.581999          25.82%                   0         1998


NSAT Nationwide Small           12.012761           17.076087          42.15%                 773         1999
Company Fund - Q                10.000000           12.012761          20.13%                   0         1998


NSAT Nationwide Small           12.012761           17.076087          42.15%                   0         1999
Company Fund - NQ               10.000000           12.012761          20.13%                   0         1998



NSAT Strong NSAT Mid            12.459415           22.720430          82.36%               1,225         1999
Cap Growth Fund - Q(2)          10.000000           12.459415          24.59%                   0         1998


NSAT Strong NSAT Mid            12.459415           22.720430          82.36%                 104         1999
Cap Growth Fund - NQ(2)         10.000000           12.459415          24.59%                   0         1998



NSAT Nationwide                 12.473162           11.933031          -4.33%                  15         1999
Strategic Value Fund - Q        10.000000           12.473162          24.73%                   0         1998
                                                                                                          1997


NSAT Nationwide                 12.473162           11.933031          -4.33%                   0         1999
Strategic Value Fund - NQ       10.000000           12.473162          24.73%                   0         1998

(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(2) Formerly, Nationwide Strategic Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Neuberger Berman AMT            12.303831           13.957433          13.44%                  94         1999
Guardian Portfolio - Q          10.000000           12.303831          23.04%                   0         1998


Neuberger Berman AMT            12.303831           13.957433          13.44%                   0         1999
Guardian Portfolio - NQ         10.000000           12.303831          23.04%                   0         1998


Neuberger Berman AMT            13.698179           20.806301          51.89%                 144         1999
Mid-Cap Growth                  10.000000           13.698179          36.98%                   0         1998
Portfolio - Q


Neuberger Berman AMT            13.698179           20.806301          51.89%                  62         1999
Mid-Cap Growth                  10.000000           13.698179          36.98%                   0         1998
Portfolio - NQ


Neuberger Berman AMT            11.817120           12.523110           5.97%                 528         1999
Partners Portfolio - Q          10.000000           11.817120          18.17%                   0         1998


Neuberger Berman AMT            11.817120           12.523110           5.97%                   0         1999
Partners Portfolio - NQ         10.000000           11.817120          18.17%                   0         1998


Oppenheimer Variable            12.956986           23.481073          81.22%               1,664         1999
Account Funds -                 10.000000           12.956986          29.57%                   0         1998
Oppenheimer Aggressive
Growth Fund/VA - Q(1)


Oppenheimer Variable            12.956986           23.481073          81.22%                 147         1999
Account Funds -                 10.000000           12.956986          29.57%                   0         1998
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Oppenheimer Variable            12.748581           17.824624          39.82%               1,770         1999
Account Funds -                 10.000000           12.748581          27.49%                   0         1998
Oppenheimer Capital
Appreciation Fund/VA - Q(1)


Oppenheimer Variable            12.748581           17.824624          39.82%                  87         1999
Account Funds -                 10.000000           12.748581          27.49%                   0         1998
Oppenheimer Capital
Appreciation Fund/VA - NQ(1)


Oppenheimer Variable            12.145122           14.589572          20.13%               2,097         1999
Account Funds -                 10.000000           12.145122          21.45%                   0         1998
Oppenheimer Main Street
Growth & Income Fund/VA -
Q(2)


Oppenheimer Variable            12.145122           14.589572          20.13%                 488         1999
Account Funds -                 10.000000           12.145122          21.45%                   0         1998
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)


The Universal                   11.396332           14.552579          27.70%                   0         1999
Institutional Funds,            10.000000           11.393332          13.96%                   0         1998
Inc. - Emerging Markets
Debt Portfolio - Q(3)


The Universal                   11.396332           14.552579          27.70%                   0         1999
Institutional Funds,            10.000000           11.393332          13.96%                   0         1998
Inc. - Emerging Markets
Debt Portfolio - NQ(3)


Van Eck Worldwide               12.097773           23.915562          97.69%                 445         1999
Insurance Trust -               10.000000           12.097773          20.98%                   0         1998
Worldwide Emerging
Markets Fund - Q

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Van Eck Worldwide               12.097773           23.915562          97.69%                 227         1999
Insurance Trust -               10.000000           12.097773          20.98%                   0         1998
Worldwide Emerging
Markets Fund - NQ


Van Eck Worldwide               10.577601           12.632809          19.43%                 542         1999
Insurance Trust -               10.000000           10.577601           5.78%                   0         1998
Worldwide Hard Assets
Fund - Q


Van Eck Worldwide               10.577601           12.632809          19.43%                   0         1999
Insurance Trust -               10.000000           10.577601           5.78%                   0         1998
Worldwide Hard Assets
Fund - NQ


Warburg Pincus Trust -          12.735345           20.551766          61.38%                   0         1999
Global Post-Venture             10.000000           12.735345          27.35%                   0         1998
Capital Portfolio - Q(1)


Warburg Pincus Trust -          12.735345           20.551766          61.38%                   0         1999
Global Post-Venture             10.000000           12.735345          27.35%                   0         1998
Capital Portfolio - NQ(1)


Warburg Pincus Trust -          10.798003           16.352558          51.44%                  50         1999
International Equity            10.000000           10.798003           7.98%                   0         1998
Portfolio - Q


Warburg Pincus Trust -          10.798003           16.352558          51.44%                   0         1999
International Equity            10.000000           10.798003           7.98%                   0         1998
Portfolio - NQ

(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Warburg Pincus Trust -          11.684826           12.252980           4.86%                   0         1999
Value Portfolio - Q(1)          10.000000           11.684826          16.85%                   0         1998


Warburg Pincus Trust -          11.684826           12.252980           4.86%                  10         1999
Value Portfolio - NQ(1)         10.000000           11.684826          16.85%                   0         1998

(1) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.


                                   OPTIONAL BENEFITS ELECTED (TOTAL 1.35%)

            (VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

American Century                12.507622           14.562313          16.43%                 466         1999
Variable Portfolios,            10.000000           12.507622          25.08%                   0         1998
Inc. - American Century
VP Income & Growth - Q


American Century                12.507622           14.562313          16.43%                 888         1999
Variable Portfolios,            10.000000           12.507622          25.08%                   0         1998
Inc. - American Century
VP Income & Growth - NQ


American Century                12.054452           19.508116          61.81%                  15         1999
Variable Portfolios,            10.000000           12.054452          20.54%                   0         1998
Inc. - American Century
VP International - Q


American Century                12.054452           19.508116          61.81%                   0         1999
Variable Portfolios,            10.000000           12.054452          20.54%                   0         1998
Inc. - American Century
VP International - NQ


American Century                11.272705           11.026014          -2.19%                  19         1999
Variable Portfolios,            10.000000           11.272705          12.73%                   0         1998
Inc. - American Century
VP Value - Q


American Century                11.272705           11.026014          -2.19%                   0         1999
Variable Portfolios,            10.000000           11.272705          12.73%                   0         1998
Inc. - American Century
VP Value - NQ


Dreyfus Investment              10.000000           12.885161          28.85%                   0         1999
Portfolios - European
Equity Portfolio - Q


Dreyfus Investment              10.000000           12.885161          28.85%                   0         1999
Portfolios - European
Equity Portfolio - NQ


The Dreyfus Socially            12.776857           16.395915          28.33%                 165         1999
Responsible Growth              10.000000           12.776857          27.77%                   0         1998
Fund, Inc. - Q

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

The Dreyfus Socially            12.776857           16.395915          28.33%                  89         1999
Responsible Growth              10.000000           12.776857          27.77%                   0         1998
Fund, Inc. - NQ


Dreyfus Stock Index             12.456413           14.820270          18.98%                 611         1999
Fund, Inc. - Q                  10.000000           12.456413          24.56%                   0         1998


Dreyfus Stock Index             12.456413           14.820270          18.98%               1,611         1999
Fund, Inc. - NQ                 10.000000           12.456413          24.56%                   0         1998


Dreyfus Variable                12.382184           13.614453           9.95%                   0         1999
Investment Fund                 10.000000           12.382184          23.82%                   0         1998
-Appreciation Portfolio
- Q(1)


Dreyfus Variable                12.382184           13.614453           9.95%                   0         1999
Investment Fund                 10.000000           12.382184          23.82%                   0         1998
-Appreciation Portfolio
- NQ(1)


Federated Insurance             10.000000            9.780523          -2.19%                  26         1999
Series - Federated
Quality Bond Fund II - Q

Federated Insurance             10.000000            9.780523          -2.19%                   0         1999
Series - Federated
Quality Bond Fund II -
NQ

Fidelity VIP                    11.802357           12.371310           4.82%                 287         1999
Equity-Income                   10.000000           11.802357          18.02%                   0         1998
Portfolio: Service
Class - Q


Fidelity VIP                    11.802357           12.371310           4.82%                  52         1999
Equity-Income                   10.000000           11.802357          18.02%                   0         1998
Portfolio: Service
Class - NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Fidelity VIP Growth             12.906358           17.479679          35.43%                 781         1999
Portfolio: Service              10.000000           12.906358          29.06%                   0         1998
Class - Q


Fidelity VIP Growth             12.906358           17.479679          35.43%               1,054         1999
Portfolio: Service              10.000000           12.906358          29.06%                   0         1998
Class - NQ


Fidelity VIP High               10.523939           11.220168           6.62%                  43         1999
Income Portfolio:               10.000000           10.523939           5.24%                   0         1998
Service Class - Q


Fidelity VIP High               10.523939           11.220168           6.62%                   0         1999
Income Portfolio:               10.000000           10.523939           5.24%                   0         1998
Service Class - NQ


Fidelity VIP Overseas           12.179658           17.117558          40.54%                   8         1999
Portfolio: Service              10.000000           12.179658          21.80%                   0         1998
Class - Q


Fidelity VIP Overseas           12.179658           17.117558          40.54%                 180         1999
Portfolio: Service              10.000000           12.179658          21.80%                   0         1998
Class - NQ


Fidelity VIP II                 12.789109           15.663065          22.47%                   9         1999
Contrafund(R) Portfolio:        10.000000           12.789109          27.89%                   0         1998
Service Class - Q


Fidelity VIP II                 12.789109           15.663065          22.47%                  66         1999
Contrafund(R) Portfolio:        10.000000           12.789109          27.89%                   0         1998
Service Class - NQ


Fidelity VIP III Growth         12.301762           12.643267           2.78%                   0         1999
Opportunities                   10.000000           12.301762          23.02%                   0         1998
Portfolio: Service
Class - Q


Fidelity VIP III Growth         12.301762           12.643267           2.78%                 104         1999
Opportunities                   10.000000           12.301762          23.02%                   0         1998
Portfolio: Service
Class - NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Capital                    12.431774           12.788549           2.87%                 553         1999
Appreciation Fund - Q           10.000000           12.431774          24.32%                   0         1998


NSAT Capital                    12.431774           12.788549           2.87%                 898         1999
Appreciation Fund - NQ          10.000000           12.431774          24.32%                   0         1998


NSAT Government Bond             9.846859            9.485894          -3.67%                  23         1999
Fund - Q                        10.000000            9.846859          -1.535                   0         1998


NSAT Government Bond             9.846859            9.485894          -3.67%                 211         1999
Fund - NQ                       10.000000            9.846859          -1.535                   0         1998


NSAT Money Market Fund          10.089342           10.435669           3.43%                   0         1999
- Q(*)                          10.000000           10.089342           0.89%                   0         1998


NSAT Money Market Fund          10.089342           10.435669           3.43%                 193         1999
- NQ(*)                         10.000000           10.089342           0.89%                   0         1998


NSAT Total Return Fund          11.985762           12.644908           5.50%                  47         1999
- Q                             10.000000           11.985762          19.86%                   0         1998


NSAT Total Return Fund          11.985762           12.644908           5.50%                 260         1999
- NQ                            10.000000           11.985762          19.86%                   0         1998



NSAT J.P. Morgan NSAT           10.670741           10.618109          -0.49%                 201         1999
Balanced Fund  - Q(1)           10.000000           10.670741           6.71%                   0         1998


NSAT J.P. Morgan NSAT           10.670741           10.618109          -0.49%                   0         1999
Balanced Fund  - NQ(1)          10.000000           10.670741           6.71%                   0         1998


(1) Formerly, Nationwide Balanced Fund.


(*) The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was
    4.02%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Federated NSAT             11.838823           13.838584          16.89%                   0         1999
Equity Income Fund  - Q(1)      10.000000           11.838823          18.39%                   0         1998


NSAT Federated NSAT             11.838823           13.838584          16.89%                   0         1999
Equity Income Fund  - NQ(1)     10.000000           11.838823          18.39%                   0         1998



NSAT Nationwide Global          12.204564           14.799960          21.27%                 102         1999
50 Fund - Q(2)                  10.000000           12.204564          22.05%                   0         1998


NSAT Nationwide Global          12.204564           14.799960          21.27%                   0         1999
50 Fund - NQ(2)                 10.000000           12.204564          22.05%                   0         1998



NSAT Federated NSAT             10.333294           10.519004           1.80%                   0         1999
High Income Bond Fund - Q(3)    10.000000           10.333294           3.33%                   0         1998


NSAT Federated NSAT             10.333294           10.519004           1.80%                   0         1999
High Income Bond Fund - NQ(3)   10.000000           10.333294           3.33%                   0         1998


NSAT Dreyfus NSAT Mid           12.246138           14.608445          19.29%                   0         1999
Cap Index Fund -Q(4)            10.000000           12.246138          22.46%                   0         1998


NSAT Dreyfus NSAT Mid           12.246138           14.608445          19.29%                   0         1999
Cap Index Fund - NQ(4)          10.000000           12.246138          22.46%                   0         1998


NSAT MAS NSAT Multi             10.239367           10.258279           0.18%                  25         1999
Sector Bond Fund - Q(5)         10.000000           10.239367           2.39%                   0         1998


NSAT MAS NSAT Multi             10.239367           10.258279           0.18%                   0         1999
Sector Bond Fund - NQ(5)        10.000000           10.239367           2.39%                   0         1998

(1) Formerly, Nationwide Equity Income Fund.
(2) Formerly, NSAT Nationwide Global Equity Fund.
(3) Formerly, Nationwide High Income Bond Fund
(4) Formerly, Nationwide Mid Cap Index Fund which was formerly, NSAT Nationwide Select Advisers Mid Cap Fund.
(5) Formerly, Nationwide Multi Sector Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Nationwide Small           10.000000           20.318124         103.18%                   0         1999
Cap Growth Fund - Q(1)


NSAT Nationwide Small           10.000000           20.318124         103.18%                   0         1999
Cap Growth Fund - NQ(1)


NSAT Nationwide Small           12.956203           16.339365          26.11%                  86         1999
Cap Value Fund - Q              10.000000           12.956203          29.56%                   0         1998


NSAT Nationwide Small           12.956203           16.339365          26.11%                   0         1999
Cap Value Fund - NQ             10.000000           12.956203          29.56%                   0         1998


NSAT Nationwide Small           12.115436           17.213333          42.08%                   0         1999
Company Fund - Q                10.000000           12.115436          21.15%                   0         1998


NSAT Nationwide Small           12.115436           17.213333          42.08%                   0         1999
Company Fund - NQ               10.000000           12.115436          21.15%                   0         1998



NSAT Strong NSAT Mid            12.660760           23.075929          82.26%                   0         1999
Cap Growth Fund - Q(2)          10.000000           12.660760          26.61%                   0         1998


NSAT Strong NSAT Mid            12.660760           23.075929          82.26%                   0         1999
Cap Growth Fund - NQ(2)         10.000000           12.660760          26.61%                   0         1998



NSAT Nationwide                 13.020484           12.450334          -4.38%                   0         1999
Strategic Value Fund - Q        10.000000           13.020484          30.20%                   0         1998
                                                                                                          1997

NSAT Nationwide                 13.020484           12.450334          -4.38%                   0         1999
Strategic Value Fund - NQ       10.000000           13.020484          30.20%                   0         1998

(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(2) Formerly, Nationwide Strategic Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Neuberger Berman AMT            12.878920           14.602403          13.38%                  18         1999
Guardian Portfolio - Q          10.000000           12.878920          28.79%                   0         1998


Neuberger Berman AMT            12.878920           14.602403          13.38%                   0         1999
Guardian Portfolio - NQ         10.000000           12.878920          28.79%                   0         1998


Neuberger Berman AMT            14.069118           21.358908          51.81%                 103         1999
Mid-Cap Growth                  10.000000           14.069118          40.69%                   0         1998
Portfolio - Q


Neuberger Berman AMT            14.069118           21.358908          51.81%                   0         1999
Mid-Cap Growth                  10.000000           14.069118          40.69%                   0         1998
Portfolio - NQ


Neuberger Berman AMT            11.850559           12.552194           5.92%                   0         1999
Partners Portfolio - Q          10.000000           11.850559          18.51%                   0         1998


Neuberger Berman AMT            11.850559           12.552194           5.92%                   0         1999
Partners Portfolio - NQ         10.000000           11.850559          18.51%                   0         1998


Oppenheimer Variable            13.183516           23.879534          81.13%                  70         1999
Account Funds -                 10.000000           13.183516          31.84%                   0         1998
Oppenheimer Aggressive
Growth Fund/VA - Q(1)


Oppenheimer Variable            13.183516           23.879534          81.13%                   0         1999
Account Funds -                 10.000000           13.183516          31.84%                   0         1998
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Oppenheimer Variable            13.236669           18.497677          39.75%                   0         1999
Account Funds -                 10.000000           13.236669          32.37%                   0         1998
Oppenheimer Capital
Appreciation Fund/VA - Q(1)


Oppenheimer Variable            13.236669           18.497677          39.75%                 223         1999
Account Funds -                 10.000000           13.236669          32.37%                   0         1998
Oppenheimer Capital
Appreciation Fund/VA - NQ(1)


Oppenheimer Variable            12.332876           14.807604          20.07%                 298         1999
Account Funds -                 10.000000           12.332876          23.33%                   0         1998
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)


Oppenheimer Variable            12.332876           14.807604          20.07%                  80         1999
Account Funds -                 10.000000           12.332876          23.33%                   0         1998
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)


The Universal                   11.388309           14.534892          27.63%                   0         1999
Institutional Funds,            10.000000           11.388309          13.88%                   0         1998
Inc. - Emerging Markets
Debt Portfolio - Q(3)


The Universal                   11.388309           14.534892          27.63%                   0         1999
Institutional Funds,            10.000000           11.388309          13.88%                   0         1998
Inc. - Emerging Markets
Debt Portfolio - NQ(3)


Van Eck Worldwide               12.626347           24.947866          97.59%                  11         1999
Insurance Trust -               10.000000           12.626347          26.26%                   0         1998
Worldwide Emerging
Markets Fund - Q

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Van Eck Worldwide               12.626347           24.947866          97.59%                   0         1999
Insurance Trust -               10.000000           12.626347          26.26%                   0         1998
Worldwide Emerging
Markets Fund - NQ


Van Eck Worldwide                9.912267           11.832203          19.37%                   0         1999
Insurance Trust -               10.000000            9.912267          -0.88%                   0         1998
Worldwide Hard Assets
Fund - Q


Van Eck Worldwide                9.912267           11.832203          19.37%                   0         1999
Insurance Trust -               10.000000            9.912267          -0.88%                   0         1998
Worldwide Hard Assets
Fund - NQ


Warburg Pincus Trust -          12.830950           20.695562          61.29%                   0         1999
Global Post-Venture             10.000000           12.830950          28.31%                   0         1998
Capital Portfolio - Q(1)


Warburg Pincus Trust -          12.830950           20.695562          61.29%                   0         1999
Global Post-Venture             10.000000           12.830950          28.31%                   0         1998
Capital Portfolio - NQ(1)


Warburg Pincus Trust -          11.544672           17.474463          51.36%                   0         1999
International Equity            10.000000           11.544672          15.45%                   0         1998
Portfolio - Q


Warburg Pincus Trust -          11.544672           17.474463          51.36%                   0         1999
International Equity            10.000000           11.544672          15.45%                   0         1998
Portfolio - NQ

(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Warburg Pincus Trust -          11.888597           12.460330           4.81%                   0         1999
Value Portfolio - Q(1)          10.000000           11.888597          18.89%                   0         1998


Warburg Pincus Trust -          11.888597           12.460330           4.81%                   0         1999
Value Portfolio - NQ(1)         10.000000           11.888597          18.89%                   0         1998

(1) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.


                                    OPTIONAL BENEFITS ELECTED (TOTAL 1.40%)

                          (VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS
                                           OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

American Century                12.506047           14.553111          16.37%               6,866         1999
Variable Portfolios,            10.000000           12.506407          25.06%                   0         1998
Inc. - American Century
VP Income & Growth - Q


American Century                12.506047           14.553111          16.37%               1,803         1999
Variable Portfolios,            10.000000           12.506407          25.06%                   0         1998
Inc. - American Century
VP Income & Growth - NQ


American Century                12.052929           19.495801          61.75%               5,609         1999
Variable Portfolios,            10.000000           12.052929          20.53%                   0         1998
Inc. - American Century
VP International - Q


American Century                12.052929           19.495801          61.75%               2,055         1999
Variable Portfolios,            10.000000           12.052929          20.53%                   0         1998
Inc. - American Century
VP International - NQ


American Century                11.271284           11.019041          -2.24%               5,362         1999
Variable Portfolios,            10.000000           11.271284          12.71%                   0         1998
Inc. - American Century
VP Value - Q


American Century                11.271284           11.019041          -2.24%               2,563         1999
Variable Portfolios,            10.000000           11.271284          12.71%                   0         1998
Inc. - American Century
VP Value - NQ


Dreyfus Investment              10.000000           12.883469          28.83%                   0         1999
Portfolios - European
Equity Portfolio - Q


Dreyfus Investment              10.000000           12.883469          28.83%                   0         1999
Portfolios - European
Equity Portfolio - NQ


The Dreyfus Socially            12.775247           16.385550          28.26%               2,826         1999
Responsible Growth              10.000000           12.775247          27.75%                   0         1998
Fund, Inc. - Q

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

The Dreyfus Socially            12.775247           16.385550          28.26%               4,225         1999
Responsible Growth              10.000000           12.775247          27.75%                   0         1998
Fund, Inc. - NQ


Dreyfus Stock Index             12.454838           14.810885          18.92%              58,351         1999
Fund, Inc. - Q                  10.000000           12.454838          24.55%                   0         1998


Dreyfus Stock Index             12.454838           14.810885          18.92%              14,182         1999
Fund, Inc. - NQ                 10.000000           12.454838          24.55%                   0         1998


Dreyfus Variable                12.380620           13.605834           9.90%              19,504         1999
Investment Fund                 10.000000           12.380620          23.81%                   0         1998
- Appreciation Portfolio -
Q(1)


Dreyfus Variable                12.380620           13.605834           9.90%               3,244         1999
Investment Fund                 10.000000           12.380620          23.81%                   0         1998
- Appreciation Portfolio
- NQ1


Federated Insurance             10.000000            9.777237          -2.23%                   8         1999
Series - Federated
Quality Bond Fund II - Q

Federated Insurance             10.000000            9.777237          -2.23%                 174         1999
Series - Federated
Quality Bond Fund II -
NQ

Fidelity VIP                    11.800868           12.363474           4.77%              12,275         1999
Equity-Income                   10.000000           11.800868          18.01%                   0         1998
Portfolio: Service
Class - Q


Fidelity VIP                    11.800868           12.363474           4.77%               7,210         1999
Equity-Income                   10.000000           11.800868          18.01%                   0         1998
Portfolio: Service
Class - NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Fidelity VIP Growth             12.904732           17.468631          35.37%              33,812         1999
Portfolio: Service              10.000000           12.904732          29.05%                   0         1998
Class - Q


Fidelity VIP Growth             12.904732           17.468631          35.37%              11,807         1999
Portfolio: Service              10.000000           12.904732          29.05%                   0         1998
Class - NQ


Fidelity VIP High               10.522617           11.213084           6.56%               1,729         1999
Income Portfolio:               10.000000           10.522617           5.23%                   0         1998
Service Class - Q


Fidelity VIP High               10.522617           11.213084           6.56%               5,530         1999
Income Portfolio:               10.000000           10.522617           5.23%                   0         1998
Service Class - NQ


Fidelity VIP Overseas           12.178128           17.106743          40.47%                 730         1999
Portfolio: Service              10.000000           12.178128          21.78%                   0         1998
Class - Q


Fidelity VIP Overseas           12.178128           17.106743          40.47%               1,826         1999
Portfolio: Service              10.000000           12.178128          21.78%                   0         1998
Class - NQ


Fidelity VIP II                 12.787496           15.653161          22.41%              13,606         1999
Contrafund(R) Portfolio:        10.000000           12.787496          27.87%                   0         1998
Service Class - Q


Fidelity VIP II                 12.787496           15.653161          22.41%               5,351         1999
Contrafund(R) Portfolio:        10.000000           12.787496          27.87%                   0         1998
Service Class - NQ


Fidelity VIP III Growth         12.300214           12.635267           2.72%               8,255         1999
Opportunities                   10.000000           12.300214          23.00%                   0         1998
Portfolio: Service
Class - Q


Fidelity VIP III Growth         12.300214           12.635267           2.72%               2,412         1999
Opportunities                   10.000000           12.300214          23.00%                   0         1998
Portfolio: Service
Class - NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Capital                    12.430206           12.780450           2.82%              31,154         1999
Appreciation Fund - Q           10.000000           12.430206          24.30%                   0         1998


NSAT Capital                    12.430206           12.780450           2.82%              15,231         1999
Appreciation Fund - NQ          10.000000           12.430206          24.30%                   0         1998


NSAT Government Bond             9.845615            9.479885          -3.71%               5,302         1999
Fund - Q                        10.000000            9.845615          -1.54%                   0         1998


NSAT Government Bond             9.845615            9.479885          -3.71%               2,731         1999
Fund - NQ                       10.000000            9.845615          -1.54%                   0         1998


NSAT Money Market Fund          10.088053           10.429048           3.38%               4,116         1999
- Q(*)                          10.000000           10.088053           0.88%                   0         1998


NSAT Money Market Fund          10.088053           10.429048           3.38%               1,374         1999
- NQ(*)                         10.000000           10.088053           0.88%                   0         1998


NSAT Total Return Fund          11.984248           12.636905           5.45%              53,484         1999
- Q                             10.000000           11.984248          19.84%                   0         1998


NSAT Total Return Fund          11.984248           12.636905           5.45%              17,353         1999
- NQ                            10.000000           11.984248          19.84%                   0         1998



NSAT J.P. Morgan NSAT           10.669391           10.611396          -0.54%               2,229         1999
Balanced Fund  - Q(1)           10.000000           10.669391           6.69%                   0         1998


NSAT J.P. Morgan NSAT           10.669391           10.611396          -0.54%                 317         1999
Balanced Fund  - NQ(1)          10.000000           10.669391           6.69%                   0         1998

(1) Formerly, Nationwide Balanced Fund.


(*) The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was
    3.97%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Federated NSAT             11.837331           13.829829          16.83%                 654         1999
Equity Income Fund  - Q(1)      10.000000           11.837331          18.37%                   0         1998


NSAT Federated NSAT             11.837331           13.829829          16.83%               1,566         1999
Equity Income Fund  -           10.000000           11.837331          18.37%                   0         1998
NQ(1)



NSAT Nationwide Global          12.203027           14.790595          21.20%                   0         1999
50 Fund - Q(2)                  10.000000           12.203027          22.03%                   0         1998


NSAT Nationwide Global          12.203027           14.790595          21.20%               1,502         1999
50 Fund - NQ(2)                 10.000000           12.203027          22.03%                   0         1998



NSAT Federated NSAT             10.331990           10.512337           1.75%               2,780         1999
High Income Bond Fund -         10.000000           10.331990           3.32%                   0         1998
Q(3)


NSAT Federated NSAT             10.331990           10.512337           1.75%                  84         1999
High Income Bond Fund -         10.000000           10.331990           3.32%                   0         1998
NQ(3)


NSAT Dreyfus NSAT Mid           12.244601           14.599208          19.23%                 871         1999
Cap Index Fund -Q(4)            10.00000            12.244601          22.45%                   0         1998


NSAT Dreyfus NSAT Mid           12.244601           14.599208          19.23%                   0         1999
Cap Index Fund - NQ(4)          10.00000            12.244601          22.45%                   0         1998


NSAT MAS NSAT Multi             10.238069           10.251777           0.13%                 935         1999
Sector Bond Fund - Q(5)         10.000000           10.238069           2.38%                   0         1998


NSAT MAS NSAT Multi             10.238069           10.251777           0.13%                  68         1999
Sector Bond Fund - NQ(5)        10.000000           10.238069           2.38%                   0         1998

(1) Formerly, Nationwide Equity Income Fund.


(2) Formerly, NSAT Nationwide Global Equity Fund.


(3) Formerly, Nationwide High Income Bond Fund
(4) Formerly, Nationwide Mid Cap Index Fund which was formerly, NSAT Nationwide Select Advisers Mid Cap Fund.
(5) Formerly, Nationwide Multi Sector Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Nationwide Small           10.000000           20.311328         103.11%                   0         1999
Cap Growth Fund - Q(1)


NSAT Nationwide Small           10.000000           20.311328         103.11%                   0         1999
Cap Growth Fund - NQ(1)


NSAT Nationwide Small           12.954576           16.329040          26.05%               1,066         1999
Cap Value Fund - Q              10.000000           12.954576          29.55%                   0         1998


NSAT Nationwide Small           12.954576           16.329040          26.05%               1,813         1999
Cap Value Fund - NQ             10.000000           12.954576          29.55%                   0         1998


NSAT Nationwide Small           12.113907           17.202461          42.01%               1,566         1999
Company Fund - Q                10.000000           12.113907          21.14%                   0         1998


NSAT Nationwide Small           12.113907           17.202461          42.01%                   0         1999
Company Fund - NQ               10.000000           12.113907          21.14%                   0         1998



NSAT Strong NSAT Mid            12.659167           23.061361          82.17%               2,853         1999
Cap Growth Fund - Q(2)          10.000000           12.659167          26.59%                   0         1998


NSAT Strong NSAT Mid            12.659167           23.061361          82.17%                 540         1999
Cap Growth Fund - NQ(2)         10.000000           12.659167          26.59%                   0         1998



NSAT Nationwide                 13.018839           12.442449          -4.43%               2,417         1999
Strategic Value Fund - Q        10.000000           13.018839          30.19%                   0         1998
                                                                                                          1997


NSAT Nationwide                 13.018839           12.442449          -4.43%                 981         1999
Strategic Value Fund - NQ       10.000000           13.018839          30.19%                   0         1998

(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(2) Formerly, Nationwide Strategic Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Neuberger Berman AMT            12.877297           14.593171          13.32%               1,157         1999
Guardian Portfolio - Q          10.000000           12.877297          28.77%                   0         1998


Neuberger Berman AMT            12.877297           14.593171          13.32%                   0         1999
Guardian Portfolio - NQ         10.000000           12.877297          28.77%                   0         1998


Neuberger Berman AMT            14.067351           21.345408          51.74%               4,508         1999
Mid-Cap Growth                  10.000000           14.067351          40.67%                   0         1998
Portfolio - Q


Neuberger Berman AMT            14.067351           21.345408          51.74%               1,022         1999
Mid-Cap Growth                  10.000000           14.067351          40.67%                   0         1998
Portfolio - NQ


Neuberger Berman AMT            11.849067           12.544255           5.87%               4,022         1999
Partners Portfolio - Q          10.000000           11.849067          18.49%                   0         1998


Neuberger Berman AMT            11.849067           12.544255           5.87%                 752         1999
Partners Portfolio - NQ         10.000000           11.849067          18.49%                   0         1998


Oppenheimer Variable            13.181851           23.864429          81.04%               2,246         1999
Account Funds -                 10.000000           13.181851          31.82%                   0         1998
Oppenheimer Aggressive
Growth Fund/VA - Q(1)


Oppenheimer Variable            13.181851           23.864429          81.04%               2,302         1999
Account Funds -                 10.000000           13.181851          31.82%                   0         1998
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Oppenheimer Variable            13.235004           18.485985          39.67%              11,468         1999
Account Funds -                 10.000000           13.235004          32.35%                   0         1998
Oppenheimer Capital
Appreciation Fund/VA - Q(1)


Oppenheimer Variable            13.235004           18.485985          39.67%               6,224         1999
Account Funds -                 10.000000           13.235004          32.35%                   0         1998
Oppenheimer Capital
Appreciation Fund/VA - NQ(1)


Oppenheimer Variable            12.331317           14.798240          20.01%              16,965         1999
Account Funds -                 10.000000           12.331317          23.31%                   0         1998
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)


Oppenheimer Variable            12.331317           14.798240          20.01%               5,156         1999
Account Funds -                 10.000000           12.331317          23.31%                   0         1998
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)


The Universal                   11.386873           14.525802          27.57%                   0         1999
Institutional Funds,            10.000000           11.386873          13.87%                   0         1998
Inc. - Emerging Markets
Debt Portfolio - Q(3)


The Universal                   11.386873           14.525802          27.57%                   0         1999
Institutional Funds,            10.000000           11.386873          13.87%                   0         1998
Inc. - Emerging Markets
Debt Portfolio - NQ(3)


Van Eck Worldwide               12.624752           24.932117          97.49%               1,166         1999
Insurance Trust -               10.000000           12.624752          26.25%                   0         1998
Worldwide Emerging
Markets Fund - Q

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Van Eck Worldwide               12.624752           24.932117          97.49%                 592         1999
Insurance Trust -               10.000000           12.624752          26.25%                   0         1998
Worldwide Emerging
Markets Fund - NQ


Van Eck Worldwide                9.911011           11.824722          19.31%               2,497         1999
Insurance Trust -               10.000000            9.911011          -0.89%                   0         1998
Worldwide Hard Assets
Fund - Q


Van Eck Worldwide                9.911011           11.824722          19.31%                 221         1999
Insurance Trust -               10.000000            9.911011          -0.89%                   0         1998
Worldwide Hard Assets
Fund - NQ


Warburg Pincus Trust -          12.829333           20.682481          61.21%                 980         1999
Global Post-Venture             10.000000           12.829333          28.29%                   0         1998
Capital Portfolio - Q(1)


Warburg Pincus Trust -          12.829333           20.682481          61.21%                 179         1999
Global Post-Venture             10.000000           12.829333          28.29%                   0         1998
Capital Portfolio - NQ(1)


Warburg Pincus Trust -          11.543216           17.463426          51.29%                 451         1999
International Equity            10.000000           11.543216          15.43%                   0         1998
Portfolio - Q


Warburg Pincus Trust -          11.543216           17.463426          51.29%                 202         1999
International Equity            10.000000           11.543216          15.43%                   0         1998
Portfolio - NQ

(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Warburg Pincus Trust -          11.887094           12.452445           4.76%               4,826         1999
Value Portfolio - Q(1)          10.000000           11.887094          18.87%                   0         1998

Warburg Pincus Trust -          11.887094           12.452445           4.76%                   0         1999
Value Portfolio - NQ(1)         10.000000           11.887094          18.87%                   0         1998

(1) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                                     OPTIONAL BENEFITS ELECTED (TOTAL 1.45%)

                          (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS
                                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

American Century                12.504468           14.543892          16.31%                 414         1999
Variable Portfolios,            10.000000           12.504468          25.04%                   0         1998
Inc. - American Century
VP Income & Growth - Q


American Century                12.504468           14.543892          16.31%               2,924         1999
Variable Portfolios,            10.000000           12.504468          25.04%                   0         1998
Inc. - American Century
VP Income & Growth - NQ


American Century                12.051405           19.483474          61.67%                   0         1999
Variable Portfolios,            10.000000           12.051405          20.51%                   0         1998
Inc. - American Century
VP International - Q


American Century                12.051405           19.483474          61.67%               3,787         1999
Variable Portfolios,            10.000000           12.051405          20.51%                   0         1998
Inc. - American Century
VP International - NQ


American Century                11.269864           11.012072          -2.29%                   0         1999
Variable Portfolios,            10.000000           11.269864          12.70%                   0         1998
Inc. - American Century
VP Value - Q


American Century                11.269864           11.012072          -2.29%                   0         1999
Variable Portfolios,            10.000000           11.269864          12.70%                   0         1998
Inc. - American Century
VP Value - NQ


Dreyfus Investment              10.000000           12.881775          28.82%                   0         1999
Portfolios - European
Equity Portfolio - Q

Dreyfus Investment              10.000000           12.881775          28.82%                   0         1999
Portfolios - European
Equity Portfolio - NQ

The Dreyfus Socially            12.773638           16.375184          28.20%               4,973         1999
Responsible Growth              10.000000           12.773638          27.74%                   0         1998
Fund, Inc. - Q

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

The Dreyfus Socially            12.773638           16.375184          28.20%               3,868         1999
Responsible Growth              10.000000           12.773638          27.74%                   0         1998
Fund, Inc. - NQ


Dreyfus Stock Index             12.453273           14.801530          18.86%              24,817         1999
Fund, Inc. - Q                  10.000000           12.453273          24.53%                   0         1998


Dreyfus Stock Index             12.453273           14.801530          18.86%              33,498         1999
Fund, Inc. - NQ                 10.000000           12.453273          24.53%                   0         1998


Dreyfus Variable                12.379057           13.597232           9.84%               4,035         1999
Investment Fund                 10.000000           12.379057          23.79%                   0         1998
-Appreciation Portfolio
- Q(1)


Dreyfus Variable                12.379057           13.597232           9.84%               2,220         1999
Investment Fund                 10.000000           12.379057          23.79%                   0         1998
-Appreciation Portfolio
- NQ(1)


Federated Insurance             10.000000            9.773948          -2.26%                  52         1999
Series - Federated
Quality Bond Fund II - Q

Federated Insurance             10.000000            9.773948          -2.26%                   0         1999
Series - Federated
Quality Bond Fund II -
NQ

Fidelity VIP                    11.799375           12.355641           4.71%               6,732         1999
Equity-Income                   10.000000           11.799375          17.99%                   0         1998
Portfolio: Service
Class - Q


Fidelity VIP                    11.799375           12.355641           4.71%              20,296         1999
Equity-Income                   10.000000           11.799375          17.99%                   0         1998
Portfolio: Service
Class - NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Fidelity VIP Growth             12.903107           17.457597          35.30%              11,174         1999
Portfolio: Service              10.000000           12.903107          29.03%                   0         1998
Class - Q


Fidelity VIP Growth             12.903107           17.457597          35.30%              11,185         1999
Portfolio: Service              10.000000           12.903107          29.03%                   0         1998
Class - NQ


Fidelity VIP High               10.521282           11.205978           6.51%               1,302         1999
Income Portfolio:               10.000000           10.521282           5.21%                   0         1998
Service Class - Q


Fidelity VIP High               10.521282           11.205978           6.51%               1,902         1999
Income Portfolio:               10.000000           10.521282           5.21%                   0         1998
Service Class - NQ


Fidelity VIP Overseas           12.176593           17.095933          40.40%               1,185         1999
Portfolio: Service              10.000000           12.176593          21.77%                   0         1998
Class - Q


Fidelity VIP Overseas           12.176593           17.095933          40.40%                 320         1999
Portfolio: Service              10.000000           12.176593          21.77%                   0         1998
Class - NQ


Fidelity VIP II                 12.785888           15.643260          22.35%               5,156         1999
Contrafund(R) Portfolio:        10.000000           12.785888          27.86%                   0         1998
Service Class - Q


Fidelity VIP II                 12.785888           15.643260          22.35%               2,495         1999
Contrafund(R) Portfolio:        10.000000           12.785888          27.86%                   0         1998
Service Class - NQ


Fidelity VIP III Growth         12.298659           12.627255           2.67%                 848         1999
Opportunities                   10.000000           12.298659          22.99%                   0         1998
Portfolio: Service
Class - Q


Fidelity VIP III Growth         12.298659           12.627255           2.67%                 350         1999
Opportunities                   10.000000           12.298659          22.99%                   0         1998
Portfolio: Service
Class - NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Capital                    12.428639           12.772360           2.77%               5,318         1999
Appreciation Fund - Q           10.000000           12.428639          24.29%                   0         1998


NSAT Capital                    12.428639           12.772360           2.77%               7,947         1999
Appreciation Fund - NQ          10.000000           12.428639          24.29%                   0         1998


NSAT Government Bond             9.844366            9.473867          -3.76%               2,805         1999
Fund - Q                        10.000000            9.844366          -1.56%                   0         1998


NSAT Government Bond             9.844366            9.473867          -3.76%              25,195         1999
Fund - NQ                       10.000000            9.844366          -1.56%                   0         1998


NSAT Money Market Fund          10.086763           10.422427           3.33%              17,714         1999
- Q(*)                          10.000000           10.086763           0.87%                   0         1998


NSAT Money Market Fund          10.086763           10.422427           3.33%               9,674         1999
- NQ(*)                         10.000000           10.086763           0.87%                   0         1998


NSAT Total Return Fund          11.982735           12.628895           5.39%              15,219         1999
- Q                             10.000000           11.982735          19.83%                   0         1998


NSAT Total Return Fund          11.982735           12.628895           5.39%              19,035         1999
- NQ                            10.000000           11.982735          19.83%                   0         1998



NSAT J.P. Morgan NSAT           10.668044           10.604669          -0.59%               3,235         1999
Balanced Fund  - Q(1)           10.000000           10.668044           6.68%                   0         1998


NSAT J.P. Morgan NSAT           10.668044           10.604669          -0.59%               1,697         1999
Balanced Fund  - NQ(1)          10.000000           10.668044           6.68%                   0         1998
                                                                                                          1997

(1) Formerly, Nationwide Balanced Fund.


(*) The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was
    3.92%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



NSAT Federated NSAT             11.835834           13.821079          16.77%                   0         1999
Equity Income Fund  - Q(1)      10.000000           11.835834          18.36%                   0         1998


NSAT Federated NSAT             11.835834           13.821079          16.77%                 230         1999
Equity Income Fund  - NQ(1)     10.000000           11.835834          18.36%                   0         1998



NSAT Nationwide Global          12.201492           14.781243          21.14%               1,409         1999
50 Fund - Q(2)                  10.000000           12.201492          22.01%                   0         1998


NSAT Nationwide Global          12.201492           14.781243          21.14%                 298         1999
50 Fund - NQ(2)                 10.000000           12.201492          22.01%                   0         1998



NSAT Federated NSAT             10.330681           10.505688           1.69%               1,761         1999
High Income Bond Fund - Q(3)    10.000000           10.330681           3.31%                   0         1998


NSAT Federated NSAT             10.330681           10.505688           1.69%                 522         1999
High Income Bond Fund - NQ(3)   10.000000           10.330681           3.31%                   0         1998


NSAT Dreyfus NSAT Mid           12.243049           14.589957          19.17%                   0         1999
Cap Index Fund -Q(4)            10.000000           12.243049          22.43%                   0         1998


NSAT Dreyfus NSAT Mid           12.243049           14.589957          19.17%                   0         1999
Cap Index Fund - NQ(4)          10.000000           12.243049          22.43%                   0         1998


NSAT MAS NSAT Multi             10.236779           10.245290           0.08%                 332         1999
Sector Bond Fund - Q(5)         10.000000           10.236779           2.37%                   0         1998


NSAT MAS NSAT Multi             10.236779           10.245290           0.08%                 414         1999
Sector Bond Fund - NQ(5)        10.000000           10.236779           2.37%                   0         1998

(1) Formerly, Nationwide Equity Income Fund.
(2) Formerly, NSAT Nationwide Global Equity Fund.
(3) Formerly, Nationwide High Income Bond Fund
(4) Formerly, Nationwide Mid Cap Index Fund which was formerly, NSAT Nationwide Select Advisers Mid Cap Fund.
(5) Formerly, Nationwide Multi Sector Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Nationwide Small           10.000000           20.304522         103.05%                  56         1999
Cap Growth Fund - Q(1)


NSAT Nationwide Small           10.000000           20.304522         103.05%               1,615         1999
Cap Growth Fund - NQ(1)


NSAT Nationwide Small           12.952944           16.318704          25.98%               2,229         1999
Cap Value Fund - Q              10.000000           12.952944          29.53%                   0         1998


NSAT Nationwide Small           12.952944           16.318704          25.98%                 489         1999
Cap Value Fund - NQ             10.000000           12.952944          29.53%                   0         1998


NSAT Nationwide Small           12.112381           17.191574          41.93%                 735         1999
Company Fund - Q                10.000000           12.112381          21.12%                   0         1998


NSAT Nationwide Small           12.112381           17.191574          41.93%                 107         1999
Company Fund - NQ               10.000000           12.112381          21.12%                   0         1998



NSAT Strong NSAT Mid            12.657572           23.046789          82.08%               4,278         1999
Cap Growth Fund - Q(2)          10.000000           12.657572          26.58%                   0         1998


NSAT Strong NSAT Mid            12.657572           23.046789          82.08%                 909         1999
Cap Growth Fund - NQ(2)         10.000000           12.657572          26.58%                   0         1998



NSAT Nationwide                 13.017199           12.434581          -4.48%               2,281         1999
Strategic Value Fund - Q        10.000000           13.017199          30.17%                   0         1998


NSAT Nationwide                 13.017199           12.434581          -4.48%                 644         1999
Strategic Value Fund - NQ       10.000000           13.017199          30.17%                   0         1998

(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(2) Formerly, Nationwide Strategic Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Neuberger Berman AMT            12.875671           14.583934          13.27%               1,068         1999
Guardian Portfolio - Q          10.000000           12.875671          28.76%                   0         1998


Neuberger Berman AMT            12.875671           14.583934          13.27%                 416         1999
Guardian Portfolio - NQ         10.000000           12.875671          28.76%                   0         1998


Neuberger Berman AMT            14.065578           21.331920          51.66%               1,230         1999
Mid-Cap Growth                  10.000000           14.065578          40.66%                   0         1998
Portfolio - Q


Neuberger Berman AMT            14.065578           21.331920          51.66%               1,717         1999
Mid-Cap Growth                  10.000000           14.065578          40.66%                   0         1998
Portfolio - NQ


Neuberger Berman AMT            11.847572           12.536312           5.81%               4,900         1999
Partners Portfolio - Q          10.000000           11.847572          18.48%                   0         1998


Neuberger Berman AMT            11.847572           12.536312           5.81%               1,254         1999
Partners Portfolio - NQ         10.000000           11.847572          18.48%                   0         1998


Oppenheimer Variable            13.180191           23.849355          80.95%               1,448         1999
Account Funds -                 10.000000           13.180191          31.80%                   0         1998
Oppenheimer Aggressive
Growth Fund/VA - Q(1)


Oppenheimer Variable            13.180191           23.849355          80.95%              24,045         1999
Account Funds -                 10.000000           13.180191          31.80%                   0         1998
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Oppenheimer Variable            13.233333           18.474301          39.60%               3,780         1999
Account Funds -                 10.000000           13.233333          32.23%                   0         1998
Oppenheimer Capital
Appreciation Fund/VA - Q(1)


Oppenheimer Variable            13.233333           18.474301          39.60%                 167         1999
Account Funds -                 10.000000           13.233333          32.23%                   0         1998
Oppenheimer Capital
Appreciation Fund/VA - NQ(1)


Oppenheimer Variable            12.329765           14.788879          19.94%               6,006         1999
Account Funds -                 10.000000           12.329765          23.30%                   0         1998
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)


Oppenheimer Variable            12.329765           14.788879          19.94%               5,080         1999
Account Funds -                 10.000000           12.329765          23.30%                   0         1998
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)


The Universal                   11.385439           14.516616          27.50%                   0         1999
Institutional Funds,            10.000000           11.385439          13.85%                   0         1998
Inc. - Emerging Markets
Debt Portfolio - Q(3)


The Universal                   11.385439           14.516616          27.50%                   0         1999
Institutional Funds,            10.000000           11.385439          13.85%                   0         1998
Inc. - Emerging Markets
Debt Portfolio - NQ(3)


Van Eck Worldwide               12.623166           24.916384          97.39%                   0         1999
Insurance Trust -               10.000000           12.623166          26.23%                   0         1998
Worldwide Emerging
Markets Fund - Q

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Van Eck Worldwide               12.623166           24.916384          97.39%              15,963         1999
Insurance Trust -               10.000000           12.623166          26.23%                   0         1998
Worldwide Emerging
Markets Fund - NQ


Van Eck Worldwide                9.909760           11.817233          19.25%                 175         1999
Insurance Trust -               10.000000            9.909760          -0.90%                   0         1998
Worldwide Hard Assets
Fund - Q


Van Eck Worldwide                9.909760           11.817233          19.25%                   0         1999
Insurance Trust -               10.000000            9.909760          -0.90%                   0         1998
Worldwide Hard Assets
Fund - NQ


Warburg Pincus Trust -          12.827718           20.669425          61.13%                   0         1999
Global Post-Venture             10.000000           12.827718          28.28%                   0         1998
Capital Portfolio - Q(1)


Warburg Pincus Trust -          12.827718           20.669425          61.13%                   0         1999
Global Post-Venture             10.000000           12.827718          28.28%                   0         1998
Capital Portfolio - NQ(1)


Warburg Pincus Trust -          11.541756           17.452381          51.21%                   0         1999
International Equity            10.000000           11.541756          15.42%                   0         1998
Portfolio - Q


Warburg Pincus Trust -          11.541756           17.452381          51.21%                 160         1999
International Equity            10.000000           11.541756          15.42%                   0         1998
Portfolio - NQ

(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Warburg Pincus Trust -          11.885603           12.444575           4.70%                   0         1999
Value Portfolio - Q(1)          10.000000           11.885603          18.86%                   0         1998

Warburg Pincus Trust -          11.885603           12.444575           4.70%                   0         1999
Value Portfolio - NQ(1)         10.000000           11.885603          18.86%                   0         1998

(1) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.


                                   OPTIONAL BENEFITS ELECTED (TOTAL 1.50%)

                          (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS
                                           OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

American Century                12.502898           14.534695          16.25%               2,824         1999
Variable Portfolios,            10.000000           12.502898          25.03%                   0         1998
Inc. - American Century
VP Income & Growth - Q


American Century                12.502898           14.534695          16.25%               2,019         1999
Variable Portfolios,            10.000000           12.502898          25.03%                   0         1998
Inc. - American Century
VP Income & Growth - NQ


American Century                12.049887           19.471172          61.59%               4,198         1999
Variable Portfolios,            10.000000           12.049887          20.50%                   0         1998
Inc. - American Century
VP International - Q


American Century                12.049887           19.471172          61.59%               6,176         1999
Variable Portfolios,            10.000000           12.049887          20.50%                   0         1998
Inc. - American Century
VP International - NQ


American Century                11.268440           11.005082          -2.34%               2,908         1999
Variable Portfolios,            10.000000           11.268440          12.68%                   0         1998
Inc. - American Century
VP Value - Q


American Century                11.268440           11.005082          -2.34%               3,795         1999
Variable Portfolios,            10.000000           11.268440          12.68%                   0         1998
Inc. - American Century
VP Value - NQ


Dreyfus Investment              10.000000           12.880083          28.80%                   0         1999
Portfolios - European
Equity Portfolio - Q


Dreyfus Investment              10.000000           12.880083          28.80%                   0         1999
Portfolios - European
Equity Portfolio - NQ


The Dreyfus Socially            12.772030           16.364824          28.13%               2,099         1999
Responsible Growth              10.000000           12.772030          27.72%                   0         1998
Fund, Inc. - Q

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

The Dreyfus Socially            12.772030           16.364824          28.13%               1,156         1999
Responsible Growth              10.000000           12.772030          27.72%                   0         1998
Fund, Inc. - NQ


Dreyfus Stock Index             12.451705           14.792159          18.80%              19,107         1999
Fund, Inc. - Q                  10.000000           12.451705          24.52%                   0         1998


Dreyfus Stock Index             12.451705           14.792159          18.80%              35,114         1999
Fund, Inc. - NQ                 10.000000           12.451705          24.52%                   0         1998


Dreyfus Variable                12.377494           13.588614           9.78%               4,237         1999
Investment Fund                 10.000000           12.377494          23.77%                   0         1998
-Appreciation Portfolio
- Q(1)


Dreyfus Variable                12.377494           13.588614           9.78%               6,661         1999
Investment Fund                 10.000000           12.377494          23.77%                   0         1998
-Appreciation Portfolio
- NQ(1)


Federated Insurance             10.000000            9.770666          -2.29%                 836         1999
Series - Federated
Quality Bond Fund II - Q


Federated Insurance             10.000000            9.770666          -2.29%                 709         1999
Series - Federated
Quality Bond Fund II -
NQ


Fidelity VIP                    11.797885           12.347825           4.66%               1,744         1999
Equity-Income                   10.000000           11.797885          17.98%                   0         1998
Portfolio: Service
Class - Q


Fidelity VIP                    11.797885           12.347825           4.66%              10,568         1999
Equity-Income                   10.000000           11.797885          17.98%                   0         1998
Portfolio: Service
Class - NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Fidelity VIP Growth             12.901477           17.446540          35.23%               8,673         1999
Portfolio: Service              10.000000           12.901477          29.01%                   0         1998
Class - Q


Fidelity VIP Growth             12.901477           17.446540          35.23%              10,648         1999
Portfolio: Service              10.000000           12.901477          29.01%                   0         1998
Class - NQ


Fidelity VIP High               10.519957           11.198884           6.45%                 994         1999
Income Portfolio:               10.000000           10.519957           5.20%                   0         1998
Service Class - Q


Fidelity VIP High               10.519957           11.198884           6.45%               5,476         1999
Income Portfolio:               10.000000           10.519957           5.20%                   0         1998
Service Class - NQ


Fidelity VIP Overseas           12.175055           17.085125          40.33%               1,193         1999
Portfolio: Service              10.000000           12.175055          21.75%                   0         1998
Class - Q


Fidelity VIP Overseas           12.175055           17.085125          40.33%                 544         1999
Portfolio: Service              10.000000           12.175055          21.75%                   0         1998
Class - NQ


Fidelity VIP II                 12.784276           15.633362          22.29%               6,769         1999
Contrafund(R) Portfolio:        10.000000           12.784276          27.84%                   0         1998
Service Class - Q


Fidelity VIP II                 12.784276           15.633362          22.29%               4,958         1999
Contrafund(R) Portfolio:        10.000000           12.784276          27.84%                   0         1998
Service Class - NQ


Fidelity VIP III Growth         12.297109           12.619265           2.62%                   0         1999
Opportunities                   10.000000           12.297109          22.97%                   0         1998
Portfolio: Service
Class - Q


Fidelity VIP III Growth         12.297109           12.619265           2.62%               1,052         1999
Opportunities                   10.000000           12.297109          22.97%                   0         1998
Portfolio: Service
Class - NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Capital                    12.427070           12.764281           2.71%               7,536         1999
Appreciation Fund - Q           10.000000           12.427070          24.27%                   0         1998

NSAT Capital                    12.427070           12.764281           2.71%               4,510         1999
Appreciation Fund - NQ          10.000000           12.427070          24.27%                   0         1998

NSAT Government Bond             9.843122            9.467860          -3.81%                 594         1999
Fund - Q                        10.000000            9.843122          -1.57%                   0         1998

NSAT Government Bond             9.843122            9.467860          -3.81%              13,238         1999
Fund - NQ                       10.000000            9.843122          -1.57%                   0         1998

NSAT Money Market Fund          10.085474           10.415808           3.28%              19,181         1999
- Q*                            10.000000           10.085474           0.85%                   0         1998

NSAT Money Market Fund          10.085474           10.415808           3.28%              35,315         1999
- NQ*                           10.000000           10.085474           0.85%                   0         1998

NSAT Total Return Fund          11.981226           12.620906           5.34%               4,117         1999
- Q                             10.000000           11.981226          19.81%                   0         1998

NSAT Total Return Fund          11.981226           12.620906           5.34%              12.216         1999
- NQ                            10.000000           11.981226          19.81%                   0         1998


NSAT J.P. Morgan NSAT           10.666693           10.597955          -0.64%                 109         1999
Balanced Fund  - Q(1)           10.000000           10.666693           6.67%                   0         1998

NSAT J.P. Morgan NSAT           10.666693           10.597955          -0.64%                 677         1999
Balanced Fund  - NQ(1)          10.000000           10.666693           6.67%                   0         1998
                                                                                                          1997

(1) Formerly, Nationwide Balanced Fund.


*The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was
3.87%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Federated NSAT             11.834345           13.812331          16.71%               3,142         1999
Equity Income Fund  - Q(1)      10.000000           11.834345          18.34%                   0         1998

NSAT Federated NSAT             11.843345           13.812331          16.71%                 506         1999
Equity Income Fund  - NQ(1)     10.000000           11.843345          18.34%                   0         1998


NSAT Nationwide Global          12.199950           14.771891          21.08%                   0         1999
50 Fund - Q(2)                  10.000000           12.199950          22.00%                   0         1998

NSAT Nationwide Global          12.199950           14.771891          21.08%                  21         1999
50 Fund - NQ(2)                 10.000000           12.199950          22.00%                   0         1998


NSAT Federated NSAT             10.329379           10.499020           1.64%               1,397         1999
High Income Bond Fund - Q(3)    10.000000           10.329379           3.29%                   0         1998

NSAT Federated NSAT             10.329379           10.499020           1.64%               4,125         1999
High Income Bond Fund - NQ(3)   10.000000           10.329379           3.29%                   0         1998

NSAT Dreyfus NSAT Mid           12.241505           14.580726          19.11%                   0         1999
Cap Index Fund -Q(4)            10.000000           12.241505          22.42%                   0         1998

NSAT Dreyfus NSAT Mid           12.241505           14.580726          19.11%                   0         1999
Cap Index Fund - NQ(4)          10.000000           12.241505          22.42%                   0         1998

NSAT MAS NSAT Multi             10.235484           10.238786           0.03%                   0         1999
Sector Bond Fund - Q(5)         10.000000           10.235484           2.35%                   0         1998

NSAT MAS NSAT Multi             10.235484           10.238786           0.03%                   0         1999
Sector Bond Fund - NQ(5)        10.000000           10.235484           2.35%                   0         1998

(1)Formerly, Nationwide Equity Income Fund.


(2)Formerly, NSAT Nationwide Global Equity Fund.


(3)Formerly, Nationwide High Income Bond Fund
(4)Formerly, Nationwide Mid Cap Index Fund which was formerly, NSAT Nationwide Select Advisers Mid Cap Fund.
(5)Formerly, Nationwide Multi Sector Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Nationwide Small           10.000000           20.297724         102.98%                   0         1999
Cap Growth Fund - Q(1)



NSAT Nationwide Small           10.000000           20.297724         102.98%                   0         1999
Cap Growth Fund - NQ(1)



NSAT Nationwide Small           12.951308           16.308373          25.92%               1,244         1999
Cap Value Fund - Q              10.000000           12.951308          29.51%                   0         1998


NSAT Nationwide Small           12.951308           16.308373          25.92%               1,119         1999
Cap Value Fund - NQ             10.000000           12.951308          29.51%                   0         1998


NSAT Nationwide Small           12.110854           17.180698          41.86%               1,410         1999
Company Fund - Q                10.000000           12.110854          21.11%                   0         1998


NSAT Nationwide Small           12.110854           17.180698          41.86%               4,635         1999
Company Fund - NQ               10.000000           12.110854          21.11%                   0         1998



NSAT Strong NSAT Mid            12.655972           23.032196          81.99%               2,030         1999
Cap Growth Fund - Q(2)          10.000000           12.655972          26.56%                   0         1998


NSAT Strong NSAT Mid            12.655972           23.032196          81.99%                 493         1999
Cap Growth Fund - NQ(2)         10.000000           12.655972          26.56%                   0         1998



NSAT Nationwide                 13.015559           12.426696          -4.52%               6,036         1999
Strategic Value Fund - Q        10.000000           13.015559          30.16%                   0         1998


NSAT Nationwide                 13.015559           12.426696          -4.52%                 415         1999
Strategic Value Fund - NQ       10.000000           13.015559          30.16%                   0         1998


(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(2) Formerly, Nationwide Strategic Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Neuberger Berman AMT            12.874049           14.574691          13.21%                   0         1999
Guardian Portfolio - Q          10.000000           12.874049          28.74%                   0         1998

Neuberger Berman AMT            12.874049           14.574691          13.21%                 202         1999
Guardian Portfolio - NQ         10.000000           12.874049          28.74%                   0         1998

Neuberger Berman AMT            14.063808           21.318413          51.58%               1,746         1999
Mid-Cap Growth Portfolio - Q    10.000000           14.063808          40.64%                   0         1998

Neuberger Berman AMT            14.063808           21.318413          51.58%               3,464         1999
Mid-Cap Growth Portfolio - NQ   10.000000           14.063808          40.64%                   0         1998

Neuberger Berman AMT            11.846069           12.528364           5.76%                   0         1999
Partners Portfolio - Q          10.000000           11.846069          18.46%                   0         1998

Neuberger Berman AMT            11.846069           12.528364           5.76%                  76         1999
Partners Portfolio - NQ         10.000000           11.846069          18.46%                   0         1998

Oppenheimer Variable            13.178533           23.834283          80.86%               1,127         1999
Account Funds -                 10.000000           13.178533          31.79%                   0         1998
Oppenheimer Aggressive
Growth Fund/VA - Q(1)

Oppenheimer Variable            13.178533           23.834283          80.86%                   0         1999
Account Funds -                 10.000000           13.178533          31.79%                   0         1998
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Oppenheimer Variable            13.231670           18.462618          39.53%               9,182         1999
Account Funds -                 10.000000           13.231670          32.32%                   0         1998
Oppenheimer Capital
Appreciation Fund/VA -
Q(1)

Oppenheimer Variable            13.231670           18.462618          39.53%               1,652         1999
Account Funds -                 10.000000           13.231670          32.32%                   0         1998
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)

Oppenheimer Variable            12.328212           14.779520          19.88%               2,195         1999
Account Funds -                 10.000000           12.328212          23.28%                   0         1998
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)

Oppenheimer Variable            12.328212           14.779520          19.88%               2,856         1999
Account Funds -                 10.000000           12.328212          23.28%                   0         1998
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)

The Universal                   11.383996           14.507420          27.44%                   0         1999
Institutional Funds,            10.000000           11.383996          13.84%                   0         1998
Inc. - Emerging Markets
Debt Portfolio - Q(3)

The Universal                   11.383996           14.507420          27.44%                   0         1999
Institutional Funds,            10.000000           11.383996          13.84%                   0         1998
Inc. - Emerging Markets
Debt Portfolio
- NQ(3)

Van Eck Worldwide               12.621572           24.900624          97.29%                   0         1999
Insurance Trust -               10.000000           12.621572          26.22%                   0         1998
Worldwide Emerging
Markets Fund - Q



(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Van Eck Worldwide               12.621572           24.900624          97.29%                   0         1999
Insurance Trust -               10.000000           12.621572          26.22%                   0         1998
Worldwide Emerging
Markets Fund - NQ

Van Eck Worldwide                9.908503           11.809742          19.19%                   0         1999
Insurance Trust -               10.000000            9.908503          -0.91%                   0         1998
Worldwide Hard Assets
Fund - Q

Van Eck Worldwide                9.908503           11.809742          19.19%                 296         1999
Insurance Trust -               10.000000            9.908503          -0.91%                   0         1998
Worldwide Hard Assets
Fund - NQ

Warburg Pincus Trust -          12.826101           20.656350          61.05%                   0         1999
Global Post-Venture             10.000000           12.826101          28.26%                   0         1998
Capital Portfolio - Q(1)

Warburg Pincus Trust -          12.826101           20.656350          61.05%                   0         1999
Global Post-Venture             10.000000           12.826101          28.26%                   0         1998
Capital Portfolio - NQ(1)

Warburg Pincus Trust -          11.540306           17.441358          51.13%                 455         1999
International Equity            10.000000           11.540306          15.40%                   0         1998
Portfolio - Q

Warburg Pincus Trust -          11.540306           17.441358          51.13%                   0         1999
International Equity            10.000000           11.540306          15.40%                   0         1998
Portfolio - NQ


(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Warburg Pincus Trust -          11.884096           12.436688           4.65%                  88         1999
Value Portfolio - Q(1)          10.000000           11.884096          18.84%                   0         1998

Warburg Pincus Trust -          11.884096           12.436688           4.65%               3,500         1999
Value Portfolio - NQ(1)         10.000000           11.884096          18.84%                   0         1998



(1) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.55%)

        (VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE
                               VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                12.501318           14.525483          16.19%                   0         1999
Variable Portfolios,            10.000000           12.501318          25.01%                   0         1998
Inc. - American Century
VP Income & Growth - Q

American Century                12.501318           14.525483          16.19%                   0         1999
Variable Portfolios,            10.000000           12.501318          25.01%                   0         1998
Inc. - American Century
VP Income & Growth - NQ

American Century                12.048368           19.458849          61.51%                   0         1999
Variable Portfolios,            10.000000           12.048368          20.48%                   0         1998
Inc. - American Century
VP International - Q

American Century                12.048368           19.458849          61.51%                   0         1999
Variable Portfolios,            10.000000           12.048368          20.48%                   0         1998
Inc. - American Century
VP International - NQ

American Century                11.267010           10.998104          -2.39%               3,076         1999
Variable Portfolios,            10.000000           11.267010          12.67%                   0         1998
Inc. - American Century
VP Value - Q

American Century                11.267010           10.998104          -2.39%                   0         1999
Variable Portfolios,            10.000000           11.267010          12.67%                   0         1998
Inc. - American Century
VP Value - NQ

Dreyfus Investment              10.000000           12.878387          28.78%                   0         1999
Portfolios - European
Equity Portfolio - Q

Dreyfus Investment              10.000000           12.878387          28.78%                   0         1999
Portfolios - European
Equity Portfolio - NQ

The Dreyfus Socially            12.770419           16.354471          28.07%                  90         1999
Responsible Growth              10.000000           12.770419          27.70%                   0         1998
Fund, Inc. - Q

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

The Dreyfus Socially            12.770419           16.354471          28.07%                  90         1999
Responsible Growth              10.000000           12.770419          27.70%                   0         1998
Fund, Inc. - NQ

Dreyfus Stock Index             12.450128           14.782794          18.74%               2,465         1999
Fund, Inc. - Q                  10.000000           12.450128          24.50%                   0         1998

Dreyfus Stock Index             12.450128           14.782794          18.74%                 353         1999
Fund, Inc. - NQ                 10.000000           12.450128          24.50%                   0         1998

Dreyfus Variable                12.375935           13.580004           9.73%                   0         1999
Investment Fund                 10.000000           12.375935          23.76%                   0         1998
-Appreciation Portfolio - Q(1)

Dreyfus Variable                12.375935           13.580004           9.73%                   0         1999
Investment Fund                 10.000000           12.375935          23.76%                   0         1998
-Appreciation Portfolio - NQ(1)

Federated Insurance             10.000000            9.767363          -2.33%                   0         1999
Series - Federated
Quality  Bond Fund II - Q

Federated Insurance             10.000000            9.767363          -2.33%                   0         1999
Series - Federated
Quality Bond Fund II - NQ

Fidelity VIP                    11.796399           12.339995           4.61%               2,679         1999
Equity-Income                   10.000000           11.796399          17.96%                   0         1998
Portfolio: Service
Class - Q

Fidelity VIP                    11.796399           12.339995           4.61%                   0         1999
Equity-Income                   10.000000           11.796399          17.96%                   0         1998
Portfolio: Service
Class - NQ


(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
    Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Fidelity VIP Growth             12.899854           17.435504          35.16%               2,316         1999
Portfolio: Service              10.000000           12.899854          29.00%                   0         1998
Class - Q

Fidelity VIP Growth             12.899854           17.435504          35.16%                 129         1999
Portfolio: Service              10.000000           12.899854          29.00%                   0         1998
Class - NQ

Fidelity VIP High               10.518622           11.191773           6.40%                   0         1999
Income Portfolio:               10.000000           10.518622           5.19%                   0         1998
Service Class - Q

Fidelity VIP High               10.518622           11.191773           6.40%                   0         1999
Income Portfolio:               10.000000           10.518622           5.19%                   0         1998
Service Class - NQ

Fidelity VIP Overseas           12.173522           17.074312          40.26%                   0         1999
Portfolio: Service              10.000000           12.173522          21.74%                   0         1998
Class - Q

Fidelity VIP Overseas           12.173522           17.074312          40.26%                   0         1999
Portfolio: Service              10.000000           12.173522          21.74%                   0         1998
Class - NQ

Fidelity VIP II                 12.782661           15.623458          22.22%                   0         1999
Contrafund(R) Portfolio:        10.000000           12.782661          27.83%                   0         1998
Service Class - Q

Fidelity VIP II                 12.782661           15.623458          22.22%                   0         1999
Contrafund(R) Portfolio:        10.000000           12.782661          27.83%                   0         1998
Service Class - NQ

Fidelity VIP III Growth         12.295562           12.611273           2.57%                 109         1999
Opportunities                   10.000000           12.295562          22.96%                   0         1998
Portfolio: Service
Class - Q

Fidelity VIP III Growth         12.295562           12.611273           2.57%                   0         1999
Opportunities                   10.000000           12.295562          22.96%                   0         1998
Portfolio: Service
Class - NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Capital                    12.425504           12.756184           2.66%               1,047         1999
Appreciation Fund - Q           10.000000           12.425504          24.26%                   0         1998

NSAT Capital                    12.425504           12.756184           2.66%                   0         1999
Appreciation Fund - NQ          10.000000           12.425504          24.26%                   0         1998

NSAT Government Bond             9.841878            9.461864          -3.36%                 139         1999
Fund - Q                        10.000000            9.871878          -1.58%                   0         1998

NSAT Government Bond             9.841878            9.461864          -3.36%                 426         1999
Fund - NQ                       10.000000            9.871878          -1.58%                   0         1998

NSAT Money Market Fund - Q*     10.084183           10.409189           3.22%                   0         1999
                                10.000000           10.084183           0.84%                   0         1998

NSAT Money Market Fund - NQ*    10.084183           10.409189           3.22%                   0         1999
                                10.000000           10.084183           0.84%                   0         1998

NSAT Total Return Fund - Q      11.979709           12.612898           5.29%               3,714         1999
                                10.000000           11.979709          19.80%                   0         1998

NSAT Total Return Fund - NQ     11.979709           12.612898           5.29%                 582         1999
                                10.000000           11.979709          19.80%                   0         1998


NSAT J.P. Morgan NSAT           10.665345           10.591234          -0.69%                   0         1999
Balanced Fund  - Q(1)           10.000000           10.665345           6.65%                   0         1998

NSAT J.P. Morgan NSAT           10.665345           10.591234          -0.69%                   0         1999
Balanced Fund  - NQ(1)          10.000000           10.665345           6.65%                   0         1998


(1) Formerly, Nationwide Balanced Fund.


*The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was
 3.82%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Federated NSAT             11.832846           13.803577          16.65%                   0         1999
Equity Income Fund  - Q(1)      10.000000           11.832846          18.33%                   0         1998

NSAT Federated NSAT             11.832846           13.803577          16.65%                   0         1999
Equity Income Fund  - NQ(1)     10.000000           11.832846          18.33%                   0         1998


NSAT Nationwide Global          12.198407           14.762540          21.02%                   0         1999
50 Fund - Q(2)                  10.000000           12.198407          21.98%                   0         1998

NSAT Nationwide Global          12.198407           14.762540          21.02%                   0         1999
50 Fund - NQ(2)                 10.000000           12.198407          21.98%                   0         1998


NSAT Federated NSAT             10.328064           10.492359           1.59%                   0         1999
High Income Bond Fund - Q(3)    10.000000           10.328064           3.28%                   0         1998

NSAT Federated NSAT             10.328064           10.492359           1.59%                 327         1999
High Income Bond Fund - NQ(3)   10.000000           10.328064           3.28%                   0         1998

NSAT Dreyfus NSAT Mid           12.239965           14.571500          19.05%               2,028         1999
Cap Index Fund -Q(4)            10.000000           12.239965          22.40%                   0         1998

NSAT Dreyfus NSAT Mid           12.239965           14.571500          19.05%                   0         1999
Cap Index Fund - NQ(4)          10.000000           12.239965          22.40%                   0         1998

NSAT MAS NSAT Multi             10.234182           10.232296          -0.02%                   0         1999
Sector Bond Fund - Q(5)         10.000000           10.234182           2.34%                   0         1998

NSAT MAS NSAT Multi             10.234182           10.232296          -0.02%                   0         1999
Sector Bond Fund - NQ5          10.000000           10.234182           2.34%                   0         1998

(1) Formerly, Nationwide Equity Income Fund.


(2) Formerly, NSAT Nationwide Global Equity Fund.


(3) Formerly, Nationwide High Income Bond Fund
(4) Formerly, Nationwide Mid Cap Index Fund which was formerly, NSAT Nationwide Select Advisers Mid Cap Fund.
(5) Formerly, Nationwide Multi Sector Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Nationwide Small           10.000000           20.290923         102.91%                   0         1999
Cap Growth Fund - Q(1)

NSAT Nationwide Small           10.000000           20.290923         102.91%                   0         1999
Cap Growth Fund - NQ(1)

NSAT Nationwide Small           12.949678           16.298055          25.86%                   0         1999
Cap Value Fund - Q              10.000000           12.949678          29.50%                   0         1998

NSAT Nationwide Small           12.949678           16.298055          25.86%                   0         1999
Cap Value Fund - NQ             10.000000           12.949678          29.50%                   0         1998

NSAT Nationwide Small           12.109325           17.169820          41.79%                   0         1999
Company Fund - Q                10.000000           12.109325          21.09%                   0         1998

NSAT Nationwide Small           12.109325           17.169820          41.79%                   0         1999
Company Fund - NQ               10.000000           12.109325          21.09%                   0         1998


NSAT Strong NSAT Mid            12.654379           23.017640          81.89%                   0         1999
Cap Growth Fund - Q(2)          10.000000           12.654379          26.54%                   0         1998

NSAT Strong NSAT Mid            12.654379           23.017640          81.89%                  69         1999
Cap Growth Fund - NQ(2)         10.000000           12.654379          26.54%                   0         1998


NSAT Nationwide                 13.013916           12.418826          -4.57%                   0         1999
Strategic Value Fund - Q        10.000000           13.013916          30.14%                   0         1998

NSAT Nationwide                 13.013916           12.418826          -4.57%                   0         1999
Strategic Value Fund - NQ       10.000000           13.013916          30.14%                   0         1998


(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(2) Formerly, Nationwide Strategic Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Neuberger Berman AMT            12.872425           14.565469          13.15%                   0         1999
Guardian Portfolio - Q          10.000000           12.872425          28.72%                   0         1998

Neuberger Berman AMT            12.872425           14.565469          13.15%                   0         1999
Guardian Portfolio - NQ         10.000000           12.872425          28.72%                   0         1998

Neuberger Berman AMT            14.062035           21.304943          51.51%               1,708         1999
Mid-Cap Growth Portfolio - Q    10.000000           14.062035          40.62%                   0         1998

Neuberger Berman AMT            14.062035           21.304943          51.51%                   0         1999
Mid-Cap Growth Portfolio - NQ   10.000000           14.062035          40.62%                   0         1998

Neuberger Berman AMT            11.844579           12.520433           5.71%                   0         1999
Partners Portfolio - Q          10.000000           11.844579          18.45%                   0         1998

Neuberger Berman AMT            11.844579           12.520433           5.71%                 293         1999
Partners Portfolio - NQ         10.000000           11.844579          18.45%                   0         1998

Oppenheimer Variable            13.176875           23.819210          80.77%                   0         1999
Account Funds -                 10.000000           13.176875          31.77%                   0         1998
Oppenheimer Aggressive
Growth Fund/VA - Q(1)

Oppenheimer Variable            13.176875           23.819210          80.77%                   0         1999
Account Funds -                 10.000000           13.176875          31.77%                   0         1998
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)




(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Oppenheimer Variable            13.230001           18.450922          39.46%                   0         1999
Account Funds -                 10.000000           13.230001          32.30%                   0         1998
Oppenheimer Capital
Appreciation Fund/VA - Q(1)

Oppenheimer Variable            13.230001           18.450922          39.46%                   0         1999
Account Funds -                 10.000000           13.230001          32.30%                   0         1998
Oppenheimer Capital
Appreciation Fund/VA - NQ(1)

Oppenheimer Variable            12.326652           17.770155          19.82%                   0         1999
Account Funds -                 10.000000           12.326652          23.27%                   0         1998
Oppenheimer Main Street
Growth & Income Fund/VA - Q(2)

Oppenheimer Variable            12.326652           17.770155          19.82%                   0         1999
Account Funds -                 10.000000           12.326652          23.27%                   0         1998
Oppenheimer Main Street
Growth & Income Fund/VA - NQ(2)

The Universal                   11.382564           14.498248          27.37%                   0         1999
Institutional Funds,            10.000000           11.382564          13.83%                   0         1998
Inc. - Emerging Markets
Debt Portfolio - Q(3)

The Universal                   11.382564           14.498248          27.37%                   0         1999
Institutional Funds,            10.000000           11.382564          13.83%                   0         1998
Inc. - Emerging Markets
Debt Portfolio - NQ(3)

Van Eck Worldwide               12.619986           24.884920          97.19%                   0         1999
Insurance Trust -               10.000000           12.619986          26.20%                   0         1998
Worldwide Emerging
Markets Fund - Q



(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Van Eck Worldwide               12.619986           24.884920          97.19%                   0         1999
Insurance Trust -               10.000000           12.619986          26.20%                   0         1998
Worldwide Emerging
Markets Fund - NQ

Van Eck Worldwide                9.907247           11.802251          19.13%                   0         1999
Insurance Trust -               10.000000            9.907247          -0.93%                   0         1998
Worldwide Hard Assets Fund - Q

Van Eck Worldwide                9.907247           11.802251          19.13%                   0         1999
Insurance Trust -               10.000000            9.907247          -0.93%                   0         1998
Worldwide Hard Assets Fund - NQ

Warburg Pincus Trust -          12.824482           20.643272          60.97%                   0         1999
Global Post-Venture             10.000000           12.824482          28.24%                   0         1998
Capital Portfolio - Q(1)

Warburg Pincus Trust -          12.824482           20.643272          60.97%                   0         1999
Global Post-Venture             10.000000           12.824482          28.24%                   0         1998
Capital Portfolio - NQ(1)

Warburg Pincus Trust -          11.538849           17.430313          51.06%                   0         1999
International Equity            10.000000           11.538849          15.39%                   0         1998
Portfolio - Q

Warburg Pincus Trust -          11.538849           17.430313          51.06%                   0         1999
International Equity            10.000000           11.538849          15.39%                   0         1998
Portfolio - NQ


(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Warburg Pincus Trust -          11.882597           12.428801           4.60%                   0         1999
Value Portfolio - Q(1)          10.000000           11.882597          18.83%                   0         1998

Warburg Pincus Trust -          11.882597           12.428801           4.60%                   0         1999
Value Portfolio - NQ(1)         10.000000           11.882597          18.83%                   0         1998


(1) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.60%)

        (VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE
                               VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

American Century                12.499739           14.516288          16.13%                   0         1999
Variable Portfolios,            10.000000           12.499739          25.00%                   0         1998
Inc. - American Century
VP Income & Growth - Q


American Century                12.499739           14.516288          16.13%                   0         1999
Variable Portfolios,            10.000000           12.499739          25.00%                   0         1998
Inc. - American Century
VP Income & Growth - NQ


American Century                12.046847           19.446544          61.42%                   0         1999
Variable Portfolios,            10.000000           12.046847          20.47%                   0         1998
Inc. - American Century
VP International - Q


American Century                12.046847           19.446544          61.42%                  15         1999
Variable Portfolios,            10.000000           12.046847          20.47%                   0         1998
Inc. - American Century
VP International - NQ


American Century                11.265587           10.991130          -2.44%                   0         1999
Variable Portfolios,            10.000000           11.265587          12.66%                   0         1998
Inc. - American Century
VP Value - Q


American Century                11.265587           10.991130          -2.44%                   0         1999
Variable Portfolios,            10.000000           11.265587          12.66%                   0         1998
Inc. - American Century
VP Value - NQ


Dreyfus Investment              10.000000           12.876687          28.77%                   0         1999
Portfolios - European
Equity Portfolio - Q

Dreyfus Investment              10.000000           12.876687          28.77%                   0         1999
Portfolios - European
Equity Portfolio - NQ

The Dreyfus Socially            12.768801           16.344103          28.00%                   0         1999
Responsible Growth              10.000000           12.768801          27.69%                   0         1998
Fund, Inc. - Q


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
The Dreyfus Socially            12.768801           16.344103          28.00%                 160         1999
Responsible Growth              10.000000           12.768801          27.69%                   0         1998
Fund, Inc. - NQ




Dreyfus Stock Index             12.448554           14.773416          18.68%                   0         1999
Fund, Inc. - Q                  10.000000           12.448554          24.49%                   0         1998



Dreyfus Stock Index             12.448554           14.773416          18.68%               1,231         1999
Fund, Inc. - NQ                 10.000000           12.448554          24.49%                   0         1998



Dreyfus Variable                12.374369           13.571399           9.67%                   0         1999
Investment Fund                 10.000000           12.374369          23.74%                   0         1998
-Appreciation Portfolio
- Q(1)





Dreyfus Variable                12.374369           13.571399           9.67%                   0         1999
Investment Fund                 10.000000           12.374369          23.74%                   0         1998
-Appreciation Portfolio
- NQ(1)


Federated Insurance             10.000000            9.764075          -2.36%                   0         1999
Series - Federated
Quality Bond Fund II - Q

Federated Insurance             10.000000            9.764075          -2.36%                   0         1999
Series - Federated
Quality Bond Fund II -
NQ

Fidelity VIP                    11.794908           12.332164           4.55%                   0         1999
Equity-Income                   10.000000           11.794908          17.95%                   0         1998
Portfolio: Service
Class - Q




Fidelity VIP                    11.794908           12.332164           4.55%                   0         1999
Equity-Income                   10.000000           11.794908          17.95%                   0         1998
Portfolio: Service
Class - NQ




(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Fidelity VIP Growth             12.898222           17.424460          35.09%                   0         1999
Portfolio: Service              10.000000           12.898222          28.98%                   0         1998
Class - Q




Fidelity VIP Growth             12.898222           17.424460          35.09%               1,135         1999
Portfolio: Service              10.000000           12.898222          28.98%                   0         1998
Class - NQ




Fidelity VIP High               10.517295           11.184683           6.35%                   0         1999
Income Portfolio:               10.000000           10.517295           5.17%                   0         1998
Service Class - Q




Fidelity VIP High               10.517295           11.184683           6.35%                   0         1999
Income Portfolio:               10.000000           10.517295           5.17%                   0         1998
Service Class - NQ




Fidelity VIP Overseas           12.171984           17.063506          40.19%                   0         1999
Portfolio: Service              10.000000           12.171984          21.72%                   0         1998
Class - Q




Fidelity VIP Overseas           12.171984           17.063506          40.19%                   0         1999
Portfolio: Service              10.000000           12.171984          21.72%                   0         1998
Class - NQ




Fidelity VIP II                 12.781050           15.613554          22.16%                   0         1999
Contrafund(R) Portfolio:        10.000000           12.781050          27.81%                   0         1998
Service Class - Q




Fidelity VIP II                 12.781050           15.613554          22.16%                   0         1999
Contrafund(R) Portfolio:        10.000000           12.781050          27.81%                   0         1998
Service Class - NQ




Fidelity VIP III Growth         12.294002           12.603267           2.52%                   0         1999
Opportunities                   10.000000           12.294002          22.94%                   0         1998
Portfolio: Service
Class - Q





Fidelity VIP III Growth         12.294002           12.603267           2.52%                   0         1999
Opportunities                   10.000000           12.294002          22.94%                   0         1998
Portfolio: Service
Class - NQ



UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Capital                    12.423931           12.748099           2.61%                   0         1999
Appreciation Fund - Q           10.000000           12.423931          24.24%                   0         1998



NSAT Capital                    12.423931           12.748099           2.61%               1,104         1999
Appreciation Fund - NQ          10.000000           12.423931          24.24%                   0         1998


NSAT Government Bond             9.840635            9.455873          -3.91%                   0         1999
Fund - Q                        10.000000            9.840635          -1.59%                   0         1998


NSAT Government Bond             9.840635            9.455873          -3.91%                 213         1999
Fund - NQ                       10.000000            9.840635          -1.59%                   0         1998


NSAT Money Market Fund          10.082892           10.402569           3.17%                   0         1999
- Q*                            10.000000           10.082892           0.83%                   0         1998


NSAT Money Market Fund          10.082892           10.402569           3.17%                   0         1999
- NQ*                           10.000000           10.082892           0.83%                   0         1998


NSAT Total Return Fund          11.978202           12.604902           5.23%                   0         1999
- Q                             10.000000           11.978202          19.78%                   0         1998


NSAT Total Return Fund          11.978202           12.604902           5.23%                   0         1999
- NQ                            10.000000           11.978202          19.78%                   0         1998



NSAT J.P. Morgan NSAT           10.663998           10.584515          -0.75%                   0         1999
Balanced Fund  - Q(1)           10.000000           10.663998           6.64%                   0         1998


NSAT J.P. Morgan NSAT           10.663998           10.584515          -0.75%                   0         1999
Balanced Fund  - NQ(1)          10.000000           10.663998           6.64%                   0         1998
                                                                                                          1997

(1) Formerly, Nationwide Balanced Fund.


*The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was
3.77%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Federated NSAT             11.831350           13.794835          16.60%                   0         1999
Equity Income Fund  - Q(1)      10.000000           11.831350          18.31%                   0         1998



NSAT Federated NSAT             11.831350           13.794835          16.60%                   0         1999
Equity Income Fund  -           10.000000           11.831350          18.31%                   0         1998
NQ(1)



NSAT Nationwide Global          12.196868           14.753188          20.96%                   0         1999
50 Fund - Q(2)                  10.000000           12.196868          21.97%                   0         1998


NSAT Nationwide Global          12.196868           14.753188          20.96%                   0         1999
50 Fund - NQ(2)                 10.000000           12.196868          21.97%                   0         1998



NSAT Federated NSAT             10.326759           10.485712           1.54%                   0         1999
High Income Bond Fund - Q(3)    10.000000           10.326759           6.27%                   0         1998


NSAT Federated NSAT             10.326759           10.485712           1.54%                 131         1999
High Income Bond Fund - NQ(3)   10.000000           10.326759           6.27%                   0         1998


NSAT Dreyfus NSAT Mid           12.238420           14.562264          18.99%                   0         1999
Cap Index Fund -Q(4)            10.000000           12.238420          22.38%                   0         1998


NSAT Dreyfus NSAT Mid           12.238420           14.562264          18.99%                   0         1999
Cap Index Fund - NQ(4)          10.000000           12.238420          22.38%                   0         1998


NSAT MAS NSAT Multi             10.232888           10.225806          -0.07%                   0         1999
Sector Bond Fund - Q(5)         10.000000           10.232888           2.33%                   0         1998


NSAT MAS NSAT Multi             10.232888           10.225806          -0.07%                   0         1999
Sector Bond Fund - NQ(5)        10.000000           10.232888           2.33%                   0         1998

(1) Formerly, Nationwide Equity Income Fund.

(2) Formerly, NSAT Nationwide Global Equity Fund.

(3) Formerly, Nationwide High Income Bond Fund
(4) Formerly, Nationwide Mid Cap Index Fund which was formerly, NSAT Nationwide Select Advisers Mid Cap Fund.
(5) Formerly, Nationwide Multi Sector Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Nationwide Small           10.000000           20.284124         102.84%                   0         1999
Cap Growth Fund - Q(1)



NSAT Nationwide Small           10.000000           20.284124         102.84%                   0         1999
Cap Growth Fund - NQ(1)



NSAT Nationwide Small           12.948046           16.287722          25.79%                   0         1999
Cap Value Fund - Q              10.000000           12.948046          29.48%                   0         1998



NSAT Nationwide Small           12.948046           16.287722          25.79%                  68         1999
Cap Value Fund - NQ             10.000000           12.948046          29.48%                   0         1998



NSAT Nationwide Small           12.107799           17.158959          41.72%                   0         1999
Company Fund - Q                10.000000           12.107799          21.08%                   0         1998



NSAT Nationwide Small           12.107799           17.158959          41.72%                   0         1999
Company Fund - NQ               10.000000           12.107799          21.08%                   0         1998



NSAT Strong NSAT Mid            12.652786           23.003080          81.80%                   0         1999
Cap Growth Fund - Q(2)          10.000000           12.652786          26.53%                   0         1998



NSAT Strong NSAT Mid            12.652786           23.003080          81.80%                  74         1999
Cap Growth Fund - NQ(2)         10.000000           12.652786          26.53%                   0         1998



NSAT Nationwide                 13.012266           12.410940          -4.62%                   0         1999
Strategic Value Fund - Q        10.00000            13.012266          30.12%                   0         1998



NSAT Nationwide                 13.012266           12.410940          -4.62%                   0         1999
Strategic Value Fund -          10.00000            13.012266          30.12%                   0         1998
NQ

(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(2) Formerly, Nationwide Strategic Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Neuberger Berman AMT            12.870796           14.556239          13.10%                   0         1999
Guardian Portfolio - Q          10.000000           12.870796          28.71%                   0         1998


Neuberger Berman AMT            12.870796           14.556239          13.10%                   0         1999
Guardian Portfolio - NQ         10.000000           12.870796          28.71%                   0         1998


Neuberger Berman AMT            14.060269           21.291440          51.43%                   0         1999
Mid-Cap Growth                  10.000000           14.060269          40.60%                   0         1998
Portfolio - Q


Neuberger Berman AMT            14.060269           21.291440          51.43%                   0         1999
Mid-Cap Growth                  10.000000           14.060269          40.60%                   0         1998
Portfolio - NQ


Neuberger Berman AMT            11.843083           12.512486           5.65%                   0         1999
Partners Portfolio - Q          10.000000           11.843083          18.43%                   0         1998


Neuberger Berman AMT            11.843083           12.512486           5.65%                   0         1999
Partners Portfolio - NQ         10.000000           11.843083          18.43%                   0         1998


Oppenheimer Variable            13.175212           23.804137          80.67%                   0         1999
Account Funds -                 10.000000           13.175212          31.75%                   0         1998
Oppenheimer Aggressive
Growth Fund/VA - Q(1)


Oppenheimer Variable            13.175212           23.804137          80.67%                   0         1999
Account Funds -                 10.000000           13.175212          31.75%                   0         1998
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Oppenheimer Variable            13.228333           18.439240          39.39%                   0         1999
Account Funds -                 10.000000           13.228333          32.28%                   0         1998
Oppenheimer Capital
Appreciation Fund/VA -
Q(1)


Oppenheimer Variable            13.228333           18.439240          39.39%               1,078         1999
Account Funds -                 10.000000           13.228333          32.28%                   0         1998
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)


Oppenheimer Variable            12.325100           14.760805          19.76%                   0         1999
Account Funds -                 10.000000           12.325100          23.25%                   0         1998
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)


Oppenheimer Variable            12.325100           14.760805          19.76%                   0         1999
Account Funds -                 10.000000           12.325100          23.25%                   0         1998
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)


The Universal                   11.381127           14.489064          27.31%                   0         1999
Institutional Funds,            10.000000           11.381127          13.81%                   0         1998
Inc. - Emerging Markets
Debt Portfolio - Q(3)


The Universal                   11.381127           14.489064          27.31%                   0         1999
Institutional Funds,            10.000000           11.381127          13.81%                   0         1998
Inc. - Emerging Markets
Debt Portfolio - NQ(3)


Van Eck Worldwide               12.618390           24.869164          97.09%                   0         1999
Insurance Trust -               10.000000           12.618390          26.18%                   0         1998
Worldwide Emerging
Markets Fund - Q


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Van Eck Worldwide               12.618390           24.869164          97.09%                   0         1999
Insurance Trust -               10.000000           12.618390          26.18%                   0         1998
Worldwide Emerging
Markets Fund - NQ


Van Eck Worldwide                9.905995           11.794757          19.07%                   0         1999
Insurance Trust -               10.000000            9.905995          -0.94%                   0         1998
Worldwide Hard Assets
Fund - Q


Van Eck Worldwide                9.905995           11.794757          19.07%                   0         1999
Insurance Trust -               10.000000            9.905995          -0.94%                   0         1998
Worldwide Hard Assets
Fund - NQ


Warburg Pincus Trust -          12.822867           20.630231          60.89%                   0         1999
Global Post-Venture             10.000000           12.822867          28.23%                   0         1998
Capital Portfolio - Q(1)


Warburg Pincus Trust -          12.822867           20.630231          60.89%                   0         1999
Global Post-Venture             10.000000           12.822867          28.23%                   0         1998
Capital Portfolio - NQ(1)


Warburg Pincus Trust -          11.537392           17.419297          50.98%                   0         1999
International Equity            10.000000           11.537392          15.37%                   0         1998
Portfolio - Q


Warburg Pincus Trust -          11.537392           17.419297          50.98%                  78         1999
International Equity            10.000000           11.537392          15.37%                   0         1998
Portfolio - NQ


(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Warburg Pincus Trust -          11.881095           12.420923           4.54%                   0         1999
Value Portfolio - Q(1)          10.000000           11.881095          18.81%                   0         1998

Warburg Pincus Trust -          11.881095           12.420923           4.54%                   0         1999
Value Portfolio - NQ(1)         10.000000           11.881095          18.81%                   0         1998


(1) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.65%)

        (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE
                               VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                12.498159           14.507084          16.07%                 158         1999
Variable Portfolios,            10.000000           12.498159          24.98%                   0         1998
Inc. - American Century
VP Income & Growth - Q


American Century                12.498159           14.507084          16.07%                   0         1999
Variable Portfolios,            10.000000           12.498159          24.98%                   0         1998
Inc. - American Century
VP Income & Growth - NQ


American Century                12.045328           19.434239          61.34%                 160         1999
Variable Portfolios,            10.000000           12.045328          20.45%                   0         1998
Inc. - American Century
VP International - Q


American Century                12.045328           19.434239          61.34%                  24         1999
Variable Portfolios,            10.000000           12.045328          20.45%                   0         1998
Inc. - American Century
VP International - NQ


American Century                11.264161           10.984159          -2.49%                 113         1999
Variable Portfolios,            10.000000           11.264161          12.64%                   0         1998
Inc. - American Century
VP Value - Q


American Century                11.264161           10.984159          -2.49%                   0         1999
Variable Portfolios,            10.000000           11.264161          12.64%                   0         1998
Inc. - American Century
VP Value - NQ


Dreyfus Investment              10.000000           12.874994          28.75%                   0         1999
Portfolios - European
Equity Portfolio - Q

Dreyfus Investment              10.000000           12.874994          28.75%                   0         1999
Portfolios - European
Equity Portfolio - NQ

The Dreyfus Socially            12.767196           16.333747          27.94%                  37         1999
Responsible Growth              10.000000           12.767196          27.67%                   0         1998
Fund, Inc. - Q

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
The Dreyfus Socially            12.767196           16.333747          27.94%                 342         1999
Responsible Growth              10.000000           12.767196          27.67%                   0         1998
Fund, Inc. - NQ


Dreyfus Stock Index             12.446981           14.764046          18.62%               1,054         1999
Fund, Inc. - Q                  10.000000           12.446981          24.47%                   0         1998


Dreyfus Stock Index             12.446981           14.764046          18.62%                 787         1999
Fund, Inc. - NQ                 10.000000           12.446981          24.47%                   0         1998


Dreyfus Variable                12.372807           13.562791           9.62%                  75         1999
Investment Fund                 10.000000           12.372807          23.73%                   0         1998
-Appreciation Portfolio
- Q(1)


Dreyfus Variable                12.372807           13.562791           9.62%                  76         1999
Investment Fund                 10.000000           12.372807          23.73%                   0         1998
-Appreciation Portfolio
- NQ(1)


Federated Insurance             10.000000            9.760781          -2.39%                   0         1999
Series - Federated
Quality Bond Fund II - Q

Federated Insurance             10.000000            9.760781          -2.39%                   0         1999
Series - Federated
Quality Bond Fund II -
NQ

Fidelity VIP                    11.793413           12.324339           4.50%                 312         1999
Equity-Income                   10.000000           11.793413          17.93%                   0         1998
Portfolio: Service
Class - Q


Fidelity VIP                    11.793413           12.324339           4.50%                 258         1999
Equity-Income                   10.000000           11.793413          17.93%                   0         1998
Portfolio: Service
Class - NQ


(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
    Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Fidelity VIP Growth             12.896602           17.413426          35.02%                 678         1999
Portfolio: Service              10.000000           12.896602          28.97%                   0         1998
Class - Q


Fidelity VIP Growth             12.896602           17.413426          35.02%                 336         1999
Portfolio: Service              10.000000           12.896602          28.97%                   0         1998
Class - NQ


Fidelity VIP High               10.515966           11.177582           6.29%                   0         1999
Income Portfolio:               10.000000           10.515966           5.16%                   0         1998
Service Class - Q


Fidelity VIP High               10.515966           11.177582           6.29%                   0         1999
Income Portfolio:               10.000000           10.515966           5.16%                   0         1998
Service Class - NQ


Fidelity VIP Overseas           12.170445           17.052691          40.12%                   0         1999
Portfolio: Service              10.000000           12.170445          21.70%                   0         1998
Class - Q


Fidelity VIP Overseas           12.170445           17.052691          40.12%                  17         1999
Portfolio: Service              10.000000           12.170445          21.70%                   0         1998
Class - NQ


Fidelity VIP II                 12.779434           15.603664          22.10%                 357         1999
Contrafund(R) Portfolio:        10.000000           12.779434          27.79%                   0         1998
Service Class - Q


Fidelity VIP II                 12.779434           15.603664          22.10%                 381         1999
Contrafund(R) Portfolio:        10.000000           12.779434          27.79%                   0         1998
Service Class - NQ


Fidelity VIP III Growth         12.292450           12.595275           2.46%                 307         1999
Opportunities                   10.000000           12.292450          22.92%                   0         1998
Portfolio: Service
Class - Q


Fidelity VIP III Growth         12.292450           12.595275           2.46%                 109         1999
Opportunities                   10.000000           12.292450          22.92%                   0         1998
Portfolio: Service
Class - NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Capital                    12.422359           12.740010           2.56%                 274         1999
Appreciation Fund - Q           10.000000           12.422359          24.22%                   0         1998



NSAT Capital                    12.422359           12.740010           2.56%                 418         1999
Appreciation Fund - NQ          10.000000           12.422359          24.22%                   0         1998



NSAT Government Bond             9.839387            9.449856          -3.96%                 136         1999
Fund - Q                         10.00000            9.839387          -1.61%                   0         1998



NSAT Government Bond             9.839387            9.449856          -3.96%                   0         1999
Fund - NQ                        10.00000            9.839387          -1.61%                   0         1998



NSAT Money Market Fund          10.081601           10.395950           3.12%                   0         1999
- Q*                            10.000000           10.801601           0.82%                   0         1998



NSAT Money Market Fund          10.081601           10.395950           3.12%                   0         1999
- NQ*                           10.000000           10.801601           0.82%                   0         1998



NSAT Total Return Fund          11.976682           12.596911           5.18%                 495         1999
- Q                             10.000000           11.976682          19.77%                   0         1998



NSAT Total Return Fund          11.976682           12.596911           5.18%                 555         1999
- NQ                            10.000000           11.976682          19.77%                   0         1998



NSAT J.P. Morgan NSAT           10.662651           10.577794          -0.80%                  60         1999
Balanced Fund  - Q(1)           10.000000           10.662651           6.63%                   0         1998



NSAT J.P. Morgan NSAT           10.662651           10.577794          -0.80%                 274         1999
Balanced Fund  - NQ(1)          10.000000           10.662651           6.63%                   0         1998
                                                                                                          1997



(1) Formerly, Nationwide Balanced Fund.


*The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was
3.72%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Federated NSAT             11.829585           13.786084          16.54%                   0         1999
Equity Income Fund  - Q(1)      10.000000           11.829585          18.30%                   0         1998



NSAT Federated NSAT             11.829585           13.786084          16.54%                   0         1999
Equity Income Fund  -           10.000000           11.829585          18.30%                   0         1998
NQ(1)



NSAT Nationwide Global          12.195325           14.743816          20.90%                   0         1999
50 Fund - Q(2)                  10.000000           12.195325          21.95%                   0         1998



NSAT Nationwide Global          12.195325           14.743816          20.90%                   0         1999
50 Fund - NQ(2)                 10.000000           12.195325          21.95%                   0         1998



NSAT Federated NSAT             10.325454           10.479056           1.49%                   0         1999
High Income Bond Fund -         10.000000           10.325454           3.25%                   0         1998
Q(3)



NSAT Federated NSAT             10.325454           10.479056           1.49%                 321         1999
High Income Bond Fund -         10.000000           10.325454           3.25%                   0         1998
NQ(3)


NSAT Dreyfus NSAT Mid           12.236869           14.553031          18.93%                   0         1999
Cap Index Fund -Q(4)            10.000000           12.236869          22.37%                   0         1998



NSAT Dreyfus NSAT Mid           12.236869           14.553031          18.93%                   0         1999
Cap Index Fund - NQ(4)          10.000000           12.236869          22.37%                   0         1998



NSAT MAS NSAT Multi             10.231592           10.219313          -0.12%                   0         1999
Sector Bond Fund - Q(5)         10.000000           10.231592           2.32%                   0         1998



NSAT MAS NSAT Multi             10.231592           10.219313          -0.12%                  10         1999
Sector Bond Fund - NQ(5)        10.000000           10.231592           2.32%                   0         1998



(1) Formerly, Nationwide Equity Income Fund.

(2) Formerly, NSAT Nationwide Global Equity Fund.

(3) Formerly, Nationwide High Income Bond Fund
(4) Formerly, Nationwide Mid Cap Index Fund which was formerly, NSAT Nationwide Select Advisers Mid Cap Fund.
(5) Formerly, Nationwide Multi Sector Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Nationwide Small           10.0000000          20.277316         102.77%                   0         1999
Cap Growth Fund - Q(1)



NSAT Nationwide Small           10.0000000          20.277316         102.77%                   0         1999
Cap Growth Fund - NQ(1)



NSAT Nationwide Small           12.946409           16.277398          25.73%                   0         1999
Cap Value Fund - Q              10.000000           12.946409          29.46%                   0         1998



NSAT Nationwide Small           12.946409           16.277398          25.73%                   0         1999
Cap Value Fund - NQ             10.000000           12.946409          29.46%                   0         1998



NSAT Nationwide Small           12.106268           17.148084          41.65%                   0         1999
Company Fund - Q                10.000000           12.106268          21.06%                   0         1998



NSAT Nationwide Small           12.106268           17.148084          41.65%                   0         1999
Company Fund - NQ               10.000000           12.106268          21.06%                   0         1998



NSAT Strong NSAT Mid            12.651185           22.988509          81.71%                   0         1999
Cap Growth Fund - Q(2)          10.000000           12.651185          26.51%                   0         1998



NSAT Strong NSAT Mid            12.651185           22.988509          81.71%                 146         1999
Cap Growth Fund - NQ(2)         10.000000           12.651185          26.51%                   0         1998



NSAT Nationwide                 13.010627           12.403079          -4.67%                   0         1999
Strategic Value Fund - Q        10.000000           13.010627          30.11%                   0         1998



NSAT Nationwide                 13.010627           12.403079          -4.67%                 195         1999
Strategic Value Fund -          10.000000           13.010627          30.11%                   0         1998
NQ

(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(2) Formerly, Nationwide Strategic Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Neuberger Berman AMT            12.869170           14.547000          13.04%                   0         1999
Guardian Portfolio - Q          10.000000           12.869170          28.69%                   0         1998


Neuberger Berman AMT            12.869170           14.547000          13.04%                   0         1999
Guardian Portfolio - NQ         10.000000           12.869170          28.69%                   0         1998


Neuberger Berman AMT            14.058496           21.277954          51.35%                   0         1999
Mid-Cap Growth                  10.000000           14.058496          40.58%                   0         1998
Portfolio - Q


Neuberger Berman AMT            14.058496           21.277954          51.35%                   0         1999
Mid-Cap Growth                  10.000000           14.058496          40.58%                   0         1998
Portfolio - NQ


Neuberger Berman AMT            11.841583           12.504542           5.60%                   0         1999
Partners Portfolio - Q          10.000000           11.841583          18.42%                   0         1998


Neuberger Berman AMT            11.841583           12.504542           5.60%                 274         1999
Partners Portfolio - NQ         10.000000           11.841583          18.42%                   0         1998


Oppenheimer Variable            13.173548           23.789077          80.58%                  31         1999
Account Funds -                 10.000000           13.173548          31.74%                   0         1998
Oppenheimer Aggressive
Growth Fund/VA - Q(1)


Oppenheimer Variable            13.173548           23.789077          80.58%                 284         1999
Account Funds -                 10.000000           13.173548          31.74%                   0         1998
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)



(1) Formerly Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Oppenheimer Variable            13.226671           18.427568          39.32%                 235         1999
Account Funds -                 10.000000           13.226671          32.27%                   0         1998
Oppenheimer Capital
Appreciation Fund/VA -
Q(1)


Oppenheimer Variable            13.226671           18.427568          39.32%                 205         1999
Account Funds -                 10.000000           13.226671          32.27%                   0         1998
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)


Oppenheimer Variable            12.323541           14.751442          19.70%                  38         1999
Account Funds -                 10.000000           12.323541          23.24%                   0         1998
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)


Oppenheimer Variable            12.323541           14.751442          19.70%                 258         1999
Account Funds -                 10.000000           12.323541          23.24%                   0         1998
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)


The Universal                   11.379681           14.479873          27.24%                   0         1999
Institutional Funds,            10.000000           11.379681          13.80%                   0         1998
Inc. - Emerging Markets
Debt Portfolio - Q(3)


The Universal                   11.379681           14.479873          27.24%                   0         1999
Institutional Funds,            10.000000           11.379681          13.80%                   0         1998
Inc. - Emerging Markets
Debt Portfolio - NQ(3)


Van Eck Worldwide               12.616797           24.853443          96.99%                   0         1999
Insurance Trust -               10.000000           12.616797          26.17%                   0         1998
Worldwide Emerging
Markets Fund - Q


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Van Eck Worldwide               12.616797           24.853443          96.99%                   0         1999
Insurance Trust -               10.000000           12.616797          26.17%                   0         1998
Worldwide Emerging
Markets Fund - NQ


Van Eck Worldwide                9.904737           11.787279          19.01%                   0         1999
Insurance Trust -               10.000000            9.904737          -0.95%                   0         1998
Worldwide Hard Assets
Fund - Q


Van Eck Worldwide                9.904737           11.787279          19.01%                   0         1999
Insurance Trust -               10.000000            9.904737          -0.95%                   0         1998
Worldwide Hard Assets
Fund - NQ


Warburg Pincus Trust -          12.821248           20.617144          60.80%                   0         1999
Global Post-Venture             10.000000           12.821248          28.21%                   0         1998
Capital Portfolio - Q(1)


Warburg Pincus Trust -          12.821248           20.617144          60.80%                  23         1999
Global Post-Venture             10.000000           12.821248          28.21%                   0         1998
Capital Portfolio - NQ(1)


Warburg Pincus Trust -          11.535935           17.408242          50.90%                   0         1999
International Equity            10.000000           11.535935          15.36%                   0         1998
Portfolio - Q


Warburg Pincus Trust -          11.535935           17.408242          50.90%                   0         1999
International Equity            10.000000           11.535935          15.36%                   0         1998
Portfolio - NQ

(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Warburg Pincus Trust -          11.879593           12.413046           4.49%                   0         1999
Value Portfolio - Q(1)          10.000000           11.879593          18.80%                   0         1998

Warburg Pincus Trust -          11.879593           12.413046           4.49%                   0         1999
Value Portfolio - NQ(1)         10.000000           11.879593          18.80%                   0         1998


(1) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                                         OPTIONAL BENEFITS ELECTED (TOTAL 1.70%)

                      (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                10.000000           10.894734           8.95%                  48         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q

American Century                10.000000           10.894734           8.95%                 101         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - NQ

American Century                10.000000           15.314929          53.15%                   0         1999
Variable Portfolios,
Inc. - American Century
VP International - Q

American Century                10.000000           15.314929          53.15%                   0         1999
Variable Portfolios,
Inc. - American Century
VP International - NQ

American Century                10.000000            8.780117         -12.20%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Value - Q

American Century                10.000000            8.780117         -12.20%                  49         1999
Variable Portfolios,
Inc. - American Century
VP Value - NQ

Dreyfus Investment              10.000000           12.873298          28.73%                   0         1999
Portfolios - European
Equity Portfolio - Q

Dreyfus Investment              10.000000           12.873298          28.73%                   0         1999
Portfolios - European
Equity Portfolio - NQ

The Dreyfus Socially            10.000000           11.868131          18.68%                 256         1999
Responsible Growth
Fund, Inc. - Q

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
The Dreyfus Socially            10.000000           11.868131          18.68%                  19         1999
Responsible Growth
Fund, Inc. - NQ

Dreyfus Stock Index             10.000000           10.794215           7.94%                 506         1999
Fund, Inc. - Q

Dreyfus Stock Index             10.000000           10.794215           7.94%                 144         1999
Fund, Inc. - NQ

Dreyfus Variable                10.000000           10.184154           1.84%                 584         1999
Investment Fund
-Appreciation Portfolio
- Q(1)

Dreyfus Variable                10.000000           10.184154           1.84%                  38         1999
Investment Fund
-Appreciation Portfolio
- NQ(1)

Federated Insurance             10.000000            9.757496          -2.43%                   0         1999
Series - Federated
Quality Bond Fund II - Q

Federated Insurance             10.000000            9.757496          -2.43%                   0         1999
Series - Federated
Quality Bond Fund II -
NQ

Fidelity VIP                    10.000000            9.309967          -6.90%                 305         1999
Equity-Income
Portfolio: Service
Class - Q

Fidelity VIP                    10.000000            9.309967          -6.90%                  46         1999
Equity-Income
Portfolio: Service
Class - NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Fidelity VIP Growth             10.000000           12.322268          23.22%                 627         1999
Portfolio: Service
Class - Q

Fidelity VIP Growth             10.000000           12.322268          23.22%                 150         1999
Portfolio: Service
Class - NQ

Fidelity VIP High               10.000000            9.672582          -3.27%                   0         1999
Income Portfolio:
Service Class - Q

Fidelity VIP High               10.000000            9.672582          -3.27%                   0         1999
Income Portfolio:
Service Class - NQ

Fidelity VIP Overseas           10.000000           13.058898          30.59%                   0         1999
Portfolio: Service
Class - Q

Fidelity VIP Overseas           10.000000           13.058898          30.59%                   0         1999
Portfolio: Service
Class - NQ

Fidelity VIP II                 10.000000           11.278366          12.78%                  89         1999
Contrafund(R) Portfolio:
Service Class - Q

Fidelity VIP II                 10.000000           11.278366          12.78%                 101         1999
Contrafund(R) Portfolio:
Service Class - NQ

Fidelity VIP III Growth         10.000000            9.869824          -1.30%                 122         1999
Opportunities
Portfolio: Service
Class - Q

Fidelity VIP III Growth         10.000000            9.869824          -1.30%                   0         1999
Opportunities
Portfolio: Service
Class - NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Capital                    10.000000            9.707627          -2.92%                   0         1999
Appreciation Fund - Q

NSAT Capital                    10.000000            9.707627          -2.92%                  42         1999
Appreciation Fund - NQ

NSAT Government Bond            10.000000            9.735132          -2.65%                   0         1999
Fund - Q

NSAT Government Bond            10.000000            9.735132          -2.65%                   0         1999
Fund - NQ

NSAT Money Market Fund          10.000000           10.209430           2.09%                   0         1999
- Q*

NSAT Money Market Fund          10.000000           10.209430           2.09%                 599         1999
- NQ*

NSAT Total Return Fund          10.000000            9.851989          -1.48%                 298         1999
- Q

NSAT Total Return Fund          10.000000            9.851989          -1.48%                 146         1999
- NQ


NSAT J.P. Morgan NSAT           10.000000            9.481422          -5.19%                  77         1999
Balanced Fund  - Q(1)

NSAT J.P. Morgan NSAT           10.000000            9.481422          -5.19%                   0         1999
Balanced Fund  - NQ(1)

(1) Formerly, Nationwide Balanced Fund.
* The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was 3.67%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Federated NSAT             10.000000           10.778958           7.79%                   0         1999
Equity Income Fund  - Q(1)

NSAT Federated NSAT             10.000000           10.778958           7.79%                 102         1999
Equity Income Fund  - NQ(1)


NSAT Nationwide Global          10.000000           11.182210          11.82%                   0         1999
50 Fund - Q(2)

NSAT Nationwide Global          10.000000           11.182210          11.82%                   0         1999
50 Fund - NQ(2)


NSAT Federated NSAT             10.000000            9.676620          -3.23%                   0         1999
High Income Bond Fund - Q(3)

NSAT Federated NSAT             10.000000            9.676620          -3.23%                   0         1999
High Income Bond Fund -
NQ(3)

NSAT Dreyfus NSAT Mid           10.000000           11.447800          14.48%                   0         1999
Cap Index Fund -Q(4)

NSAT Dreyfus NSAT Mid           10.000000           11.447800          14.48%                   0         1999
Cap Index Fund - NQ(4)

NSAT MAS NSAT Multi             10.000000            9.897603          -1.02%                   0         1999
Sector Bond Fund - Q(5)

NSAT MAS NSAT Multi             10.000000            9.897603          -1.02%                   0         1999
Sector Bond Fund - NQ(5)

(1) Formerly, Nationwide Equity Income Fund.
(2) Formerly, NSAT Nationwide Global Equity Fund.
(3) Formerly, Nationwide High Income Bond Fund
(4) Formerly, Nationwide Mid Cap Index Fund which was formerly, NSAT Nationwide Select Advisers Mid Cap Fund.
(5) Formerly, Nationwide Multi Sector Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Nationwide Small           10.000000           20.270503         102.71%                   0         1999
Cap Growth Fund - Q(1)

NSAT Nationwide Small           10.000000           20.270503         102.71%                  12         1999
Cap Growth Fund - NQ(1)

NSAT Nationwide Small           10.000000           11.697140          16.97%                   0         1999
Cap Value Fund - Q

NSAT Nationwide Small           10.000000           11.697140          16.97%                  20         1999
Cap Value Fund - NQ

NSAT Nationwide Small           10.000000           14.124755          41.25%                   0         1999
Company Fund - Q

NSAT Nationwide Small           10.000000           14.124755          41.25%                   0         1999
Company Fund - NQ


NSAT Strong NSAT Mid            10.000000           14.658438          46.58%                   5         1999
Cap Growth Fund - Q(2)

NSAT Strong NSAT Mid            10.000000           14.658438          46.58%                 121         1999
Cap Growth Fund - NQ(2)


NSAT Nationwide                 10.000000            8.548175          14.52%                   0         1999
Strategic Value Fund - Q

NSAT Nationwide                 10.000000            8.548175          14.52%                   0         1999
Strategic Value Fund -
NQ

(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(2) Formerly, Nationwide Strategic Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Neuberger Berman AMT            10.000000            9.968645          -0.31%                   0         1999
Guardian Portfolio - Q

Neuberger Berman AMT            10.000000            9.968645          -0.31%                  22         1999
Guardian Portfolio - NQ

Neuberger Berman AMT            10.000000           15.26119           52.64%                  19         1999
Mid-Cap Growth
Portfolio - Q

Neuberger Berman AMT            10.000000           15.26119           52.64%                  99         1999
Mid-Cap Growth
Portfolio - NQ

Neuberger Berman AMT            10.000000            9.504551          -4.95%                   0         1999
Partners Portfolio - Q

Neuberger Berman AMT            10.000000            9.504551          -4.95%                  23         1999
Partners Portfolio - NQ

Oppenheimer Variable            10.000000           16.070617          60.71%                 429         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q(1)

Oppenheimer Variable            10.000000           16.070617          60.71%                  15         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Oppenheimer Variable            10.000000           12.759449          27.59%                 485         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
Q(1)

Oppenheimer Variable            10.000000           12.759449          27.59%                 118         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)

Oppenheimer Variable            10.000000           10.784586           7.85%                   0         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)

Oppenheimer Variable            10.000000           10.784586           7.85%                   0         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)

The Universal                   10.000000           11.210825          12.11%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q(3)

The Universal                   10.000000           11.210825          12.11%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - NQ(3)

Van Eck Worldwide               10.0000000          15.596564          55.97%                   0         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - Q

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Van Eck Worldwide               10.0000000          15.596564          55.97%                  16         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ

Van Eck Worldwide               10.000000            9.987144          -0.13%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - Q

Van Eck Worldwide               10.000000            9.987144          -0.13%                  23         1999
Insurance Trust -
Worldwide Hard Assets
Fund - NQ

Warburg Pincus Trust -          10.000000           15.621586          56.22%                   0         1999
Global Post-Venture
Capital Portfolio - Q(1)

Warburg Pincus Trust -          10.000000           15.621586          56.22%                   0         1999
Global Post-Venture
Capital Portfolio - NQ(1)

Warburg Pincus Trust -          10.000000           14.650223          46.50%                   0         1999
International Equity
Portfolio - Q

Warburg Pincus Trust -          10.000000           14.650223          46.50%                   0         1999
International Equity
Portfolio - NQ

(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Warburg Pincus Trust -          10.000000            9.340613          -6.59%                   0         1999
Value Portfolio - Q(1)

Warburg Pincus Trust -          10.000000            9.340613          -6.59%                 125         1999
Value Portfolio - NQ(1)

(1) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                                            OPTIONAL BENEFITS ELECTED (TOTAL 1.75%)

                      (VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                10.000000           10.891060           8.91%                 375         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q

American Century                10.000000           10.891060           8.91%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - NQ

American Century                10.000000           15.309779          53.10%                   0         1999
Variable Portfolios,
Inc. - American Century
VP International - Q

American Century                10.000000           15.309779          53.10%                   0         1999
Variable Portfolios,
Inc. - American Century
VP International - NQ

American Century                10.000000            8.777154         -12.23%                 132         1999
Variable Portfolios,
Inc. - American Century
VP Value - Q

American Century                10.000000            8.777154         -12.23%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Value - NQ

Dreyfus Investment              10.000000           12.871598          28.72%                   0         1999
Portfolios - European
Equity Portfolio - Q

Dreyfus Investment              10.000000           12.871598          28.72%                   0         1999
Portfolios - European
Equity Portfolio - NQ

The Dreyfus Socially            10.000000           11.864126          18.64%                 194         1999
Responsible Growth
Fund, Inc. - Q

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
The Dreyfus Socially            10.000000           11.864126          18.64%                   0         1999
Responsible Growth
Fund, Inc. - NQ

Dreyfus Stock Index             10.000000           10.790571           7.91%                 820         1999
Fund, Inc. - Q

Dreyfus Stock Index             10.000000           10.790571           7.91%                   0         1999
Fund, Inc. - NQ

Dreyfus Variable                10.000000           10.180717           1.81%                 192         1999
Investment Fund
-Appreciation Portfolio
- Q(1)

Dreyfus Variable                10.000000           10.180717           1.81%                   0         1999
Investment Fund
-Appreciation Portfolio
- NQ(1)

Federated Insurance             10.000000            9.754195          -2.46%                   0         1999
Series - Federated
Quality Bond Fund II - Q

Federated Insurance             10.000000            9.754195          -2.46%                   0         1999
Series - Federated
Quality Bond Fund II -
NQ

Fidelity VIP                    10.000000            9.306820          -6.93%                   0         1999
Equity-Income
Portfolio: Service
Class - Q

Fidelity VIP                    10.000000            9.306820          -6.93%                   0         1999
Equity-Income
Portfolio: Service
Class - NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Fidelity VIP Growth             10.000000           12.318116          23.18%                 205         1999
Portfolio: Service
Class - Q

Fidelity VIP Growth             10.000000           12.318116          23.18%                   0         1999
Portfolio: Service
Class - NQ

Fidelity VIP High               10.000000            9.669314          -3.31%                   0         1999
Income Portfolio:
Service Class - Q

Fidelity VIP High               10.000000            9.669314          -3.31%                   0         1999
Income Portfolio:
Service Class - NQ

Fidelity VIP Overseas           10.000000           13.054491          30.54%                   0         1999
Portfolio: Service
Class - Q

Fidelity VIP Overseas           10.000000           13.054491          30.54%                   0         1999
Portfolio: Service
Class - NQ

Fidelity VIP II                 10.000000           11.274564          12.75%                 153         1999
Contrafund(R) Portfolio:
Service Class - Q

Fidelity VIP II                 10.000000           11.274564          12.75%                 118         1999
Contrafund(R) Portfolio:
Service Class - NQ

Fidelity VIP III Growth         10.000000            9.866489          -1.34%                 133         1999
Opportunities
Portfolio: Service
Class - Q

Fidelity VIP III Growth         10.000000            9.866489          -1.34%                   0         1999
Opportunities
Portfolio: Service
Class - NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Capital                    10.000000            9.704353          -2.96%                   0         1999
Appreciation Fund - Q

NSAT Capital                    10.000000            9.704353          -2.96%                   0         1999
Appreciation Fund - NQ

NSAT Government Bond            10.000000            9.731842          -2.68%                 235         1999
Fund - Q

NSAT Government Bond            10.000000            9.731842          -2.68%                   0         1999
Fund - NQ

NSAT Money Market Fund          10.00000            10.205942           2.06%                   0         1999
- Q*

NSAT Money Market Fund          10.00000            10.205942           2.06%                   0         1999
- NQ*

NSAT Total Return Fund          10.000000            9.848668          -1.51%                   0         1999
- Q

NSAT Total Return Fund          10.000000            9.848668          -1.51%                  81         1999
- NQ


NSAT J.P. Morgan NSAT           10.000000            9.478218          -5.22%                   0         1999
Balanced Fund  - Q(1)

NSAT J.P. Morgan NSAT           10.000000            9.478218          -5.22%                   0         1999
Balanced Fund  - NQ(1)

(1) Formerly, Nationwide Balanced Fund.
* The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was 3.62%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Federated NSAT             10.000000           10.775320           7.75%                 191         1999
Equity Income Fund  - Q(1)

NSAT Federated NSAT             10.000000           10.775320           7.75%                   0         1999
Equity Income Fund  -
NQ(1)


NSAT Nationwide Global          10.000000           11.178438          11.78%                   0         1999
50 Fund - Q(2)

NSAT Nationwide Global          10.000000           11.178438          11.78%                   0         1999
50 Fund - NQ(2)


NSAT Federated NSAT             10.000000            9.673363          -3.27%                   0         1999
High Income Bond Fund -
Q(3)

NSAT Federated NSAT             10.000000            9.673363          -3.27%                   0         1999
High Income Bond Fund -
NQ(3)

NSAT Dreyfus NSAT Mid           10.000000           11.443936          14.44%                   0         1999
Cap Index Fund -Q(4)

NSAT Dreyfus NSAT Mid           10.000000           11.443936          14.44%                   0         1999
Cap Index Fund - NQ(4)

NSAT MAS NSAT Multi             10.000000            9.894260          -1.06%                   0         1999
Sector Bond Fund - Q(5)

NSAT MAS NSAT Multi             10.000000            9.894260          -1.06%                   0         1999
Sector Bond Fund - NQ(5)

(1) Formerly, Nationwide Equity Income Fund.
(2) Formerly, NSAT Nationwide Global Equity Fund.
(3) Formerly, Nationwide High Income Bond Fund
(4) Formerly, Nationwide Mid Cap Index Fund which was formerly, NSAT Nationwide Select Advisers Mid Cap Fund.
(5) Formerly, Nationwide Multi Sector Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Nationwide Small           10.000000           20.263696         102.64%                   0         1999
Cap Growth Fund - Q(1)


NSAT Nationwide Small           10.000000           20.263696         102.64%                   0         1999
Cap Growth Fund - NQ(1)


NSAT Nationwide Small           10.000000           11.693190          16.93%                   0         1999
Cap Value Fund - Q


NSAT Nationwide Small           10.000000           11.693190          16.93%                   0         1999
Cap Value Fund - NQ


NSAT Nationwide Small           10.000000           14.120006          41.20%                   0         1999
Company Fund - Q


NSAT Nationwide Small           10.000000           14.120006          41.20%                   0         1999
Company Fund - NQ


NSAT Strong NSAT Mid            10.000000           14.653509          46.54%                   0         1999
Cap Growth Fund - Q(2)



NSAT Strong NSAT Mid            10.000000           14.653509          46.54%                   0         1999
Cap Growth Fund - NQ(2)


NSAT Nationwide                 10.000000            8.545293         -14.55%                   0         1999
Strategic Value Fund - Q



NSAT Nationwide                 10.000000            8.545293         -14.55%                   0         1999
Strategic Value Fund -
NQ

(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(2) Formerly, Nationwide Strategic Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Neuberger Berman AMT            10.000000            9.965276          -0.35%                   0         1999
Guardian Portfolio - Q


Neuberger Berman AMT            10.000000            9.965276          -0.35%                   0         1999
Guardian Portfolio - NQ


Neuberger Berman AMT            10.000000           15.258987          52.59%                   0         1999
Mid-Cap Growth
Portfolio - Q

Neuberger Berman AMT            10.000000           15.258987          52.59%                   0         1999
Mid-Cap Growth
Portfolio - NQ

Neuberger Berman AMT            10.000000            9.501339          -4.99%                   0         1999
Partners Portfolio - Q


Neuberger Berman AMT            10.000000            9.501339          -4.99%                   0         1999
Partners Portfolio - NQ


Oppenheimer Variable            10.000000           16.065210          60.65%                   0         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q(1)


Oppenheimer Variable            10.000000           16.065210          60.65%                   0         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)



(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Oppenheimer Variable            10.000000           12.755147          27.55%                 183         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
Q(1)


Oppenheimer Variable            10.000000           12.755147          27.55%                   0         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)


Oppenheimer Variable            10.000000           10.780952           7.81%                  41         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)


Oppenheimer Variable            10.000000           10.780952           7.81%                   0         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)

The Universal                   10.000000           11.207054          12.07%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q(3)


The Universal                   10.000000           11.207054          12.07%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - NQ(3)


Van Eck Worldwide               10.000000           15.591319          55.91%                   0         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - Q

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Van Eck Worldwide               10.000000           15.591319          55.91%                   0         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ


Van Eck Worldwide               10.000000            9.983781          -0.16%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - Q


Van Eck Worldwide               10.000000            9.983781          -0.16%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - NQ


Warburg Pincus Trust -          10.000000           15.616326          56.16%                   0         1999
Global Post-Venture
Capital Portfolio - Q(1)


Warburg Pincus Trust -          10.000000           15.616326          56.16%                   0         1999
Global Post-Venture
Capital Portfolio - NQ(1)


Warburg Pincus Trust -          10.000000           14.645295          46.45%                   0         1999
International Equity
Portfolio - Q


Warburg Pincus Trust -          10.000000           14.645295          46.45%                   0         1999
International Equity
Portfolio - NQ

(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Warburg Pincus Trust -          10.000000            9.337456          -6.63%                  53         1999
Value Portfolio - Q(1)


Warburg Pincus Trust -          10.000000            9.337456          -6.63%                   0         1999
Value Portfolio - NQ(1)


(1) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.80%)

        (VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE
                                VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

American Century                10.000000           10.887381           8.87%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q


American Century                10.000000           10.887381           8.87%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - NQ

American Century                10.000000           15.304624          53.05%                   0         1999
Variable Portfolios,
Inc. - American Century
VP International - Q


American Century                10.000000           15.304624          53.05%                   0         1999
Variable Portfolios,
Inc. - American Century
VP International - NQ


American Century                10.000000            8.774191         -12.26%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Value - Q


American Century                10.000000            8.774191         -12.26%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Value - NQ


Dreyfus Investment              10.000000           12.869896          28.70%                   0         1999
Portfolios - European
Equity Portfolio - Q


Dreyfus Investment              10.000000           12.869896          28.70%                   0         1999
Portfolios - European
Equity Portfolio - NQ


The Dreyfus Socially            10.000000           11.860138          18.60%                   0         1999
Responsible Growth
Fund, Inc. - Q

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

The Dreyfus Socially            10.000000           11.860138          18.60%                   0         1999
Responsible Growth
Fund, Inc. - NQ


Dreyfus Stock Index             10.000000           10.786928           7.87%                  23         1999
Fund, Inc. - Q


Dreyfus Stock Index             10.000000           10.786928           7.87%                   0         1999
Fund, Inc. - NQ


Dreyfus Variable                10.000000           10.177277           1.77%                   0         1999
Investment Fund
-Appreciation Portfolio
- Q(1)


Dreyfus Variable                10.000000           10.177277           1.77%                   0         1999
Investment Fund
-Appreciation Portfolio
- NQ(1)


Federated Insurance             10.000000            9.750926           -2.49%                  0         1999
Series - Federated
Quality Bond Fund II - Q


Federated Insurance             10.000000            9.750926           -2.49%                  0         1999
Series - Federated
Quality Bond Fund II -
NQ


Fidelity VIP                    10.000000            9.303685          -6.96%                   0         1999
Equity-Income
Portfolio: Service
Class - Q


Fidelity VIP                    10.000000            9.303685          -6.96%                   0         1999
Equity-Income
Portfolio: Service
Class - NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Fidelity VIP Growth             10.000000           12.313961          23.14%                  48         1999
Portfolio: Service
Class - Q


Fidelity VIP Growth             10.000000           12.313961          23.14%                   0         1999
Portfolio: Service
Class - NQ


Fidelity VIP High               10.000000            9.666051          -3.34%                   0         1999
Income Portfolio:
Service Class - Q


Fidelity VIP High               10.000000            9.666051          -3.34%                   0         1999
Income Portfolio:
Service Class - NQ


Fidelity VIP Overseas           10.000000           13.050088          30.50%                   0         1999
Portfolio: Service
Class - Q


Fidelity VIP Overseas           10.000000           13.050088          30.50%                   0         1999
Portfolio: Service
Class - NQ

Fidelity VIP II                 10.000000           11.270766          12.71%                   0         1999
Contrafund(R) Portfolio:
Service Class - Q

Fidelity VIP II                 10.000000           11.270766          12.71%                   0         1999
Contrafund(R) Portfolio:
Service Class - NQ

Fidelity VIP III Growth         10.000000            9.863165          -1.37%                   0         1999
Opportunities
Portfolio: Service
Class - Q

Fidelity VIP III Growth         10.000000            9.863165          -1.37%                   0         1999
Opportunities
Portfolio: Service
Class - NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Capital                    10.000000            9.701077          -2.99%                   0         1999
Appreciation Fund - Q



NSAT Capital                    10.000000            9.701077          -2.99%                   0         1999
Appreciation Fund - NQ



NSAT Government Bond            10.000000            9.728561          -2.71%                   0         1999
Fund - Q



NSAT Government Bond            10.000000            9.728561          -2.71%                   0         1999
Fund - NQ



NSAT Money Market Fund          10.000000           10.202456           2.02%                   0         1999
- Q*

NSAT Money Market Fund          10.000000           10.202456           2.02%                   0         1999
- NQ*

NSAT Total Return Fund          10.000000            9.845340          -1.55%                  30         1999
- Q

NSAT Total Return Fund          10.000000            9.845340          -1.55%                   0         1999
- NQ


NSAT J.P. Morgan NSAT           10.000000            9.475017          -5.25%                   0         1999
Balanced Fund  - Q(1)


NSAT J.P. Morgan NSAT           10.000000            9.475017          -5.25%                   0         1999
Balanced Fund  - NQ(1)

(1) Formerly, Nationwide Balanced Fund.


*The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was
 3.57%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Federated NSAT             10.000000           10.771674           7.72%                   0         1999
Equity Income Fund  - Q(1)


NSAT Federated NSAT             10.000000           10.771674           7.72%                   0         1999
Equity Income Fund  - NQ(1)

NSAT Nationwide Global          10.000000           11.174665          11.75%                   0         1999
50 Fund - Q(2)



NSAT Nationwide Global          10.000000           11.174665          11.75%                   0         1999
50 Fund - NQ(2)



NSAT Federated NSAT             10.000000            9.670105          -3.30%                   0         1999
High Income Bond Fund -
Q(3)

NSAT Federated NSAT             10.000000            9.670105          -3.30%                   0         1999
High Income Bond Fund -
NQ(3)

NSAT Dreyfus NSAT Mid           10.000000           11.440076          14.40%                   0         1999
Cap Index Fund -Q(4)



NSAT Dreyfus NSAT Mid           10.000000           11.440076          14.40%                   0         1999
Cap Index Fund - NQ(4)



NSAT MAS NSAT Multi             10.000000            9.890927          -1.09%                   0         1999
Sector Bond Fund - Q(5)



NSAT MAS NSAT Multi             10.000000            9.890927          -1.09%                   0         1999
Sector Bond Fund - NQ(5)


(1) Formerly, Nationwide Equity Income Fund.

(2) Formerly, NSAT Nationwide Global Equity Fund.

(3) Formerly, Nationwide High Income Bond Fund
(4) Formerly, Nationwide Mid Cap Index Fund which was formerly, NSAT Nationwide Select Advisers Mid Cap Fund.
(5) Formerly, Nationwide Multi Sector Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Nationwide Small           10.000000           20.256891         102.57%                   0         1999
Cap Growth Fund - Q(1)



NSAT Nationwide Small           10.000000           20.256891         102.57%                   0         1999
Cap Growth Fund - NQ(1)



NSAT Nationwide Small           10.000000           11.689250          16.89%                   0         1999
Cap Value Fund - Q



NSAT Nationwide Small           10.000000           11.689250          16.89%                   0         1999
Cap Value Fund - NQ



NSAT Nationwide Small           10.000000           14.115240          41.15%                   0         1999
Company Fund - Q



NSAT Nationwide Small           10.000000           14.115240          41.15%                   0         1999
Company Fund - NQ




NSAT Strong NSAT Mid            10.000000           14.648576          46.49%                   0         1999
Cap Growth Fund - Q(2)



NSAT Strong NSAT Mid            10.000000           14.648576          46.49%                   0         1999
Cap Growth Fund - NQ(2)



NSAT Nationwide                 10.000000            8.542404         -14.58%                   0         1999
Strategic Value Fund - Q



NSAT Nationwide                 10.000000            8.542404         -14.58%                   0         1999
Strategic Value Fund -
NQ

(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(2) Formerly, Nationwide Strategic Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Neuberger Berman AMT            10.000000            9.961920          -0.38%                   0         1999
Guardian Portfolio - Q



Neuberger Berman AMT            10.000000            9.961920          -0.38%                   0         1999
Guardian Portfolio - NQ



Neuberger Berman AMT            10.000000           15.253837          52.54%                   0         1999
Mid-Cap Growth
Portfolio - Q

Neuberger Berman AMT            10.000000           15.253837          52.54%                   0         1999
Mid-Cap Growth
Portfolio - NQ

Neuberger Berman AMT            10.000000            9.498133          -5.02%                   0         1999
Partners Portfolio - Q



Neuberger Berman AMT            10.000000            9.498133          -5.02%                   0         1999
Partners Portfolio - NQ



Oppenheimer Variable            10.000000           16.059802          60.60%                   0         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q(1)





Oppenheimer Variable            10.000000           16.059802          60.60%                   0         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)





(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Oppenheimer Variable            10.000000           12.750840          27.51%                   0         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
Q(1)

Oppenheimer Variable            10.000000           12.750840          27.51%                   0         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)

Oppenheimer Variable            10.000000           10.777319           7.77%                   0         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)

Oppenheimer Variable            10.000000           10.777319           7.77%                   0         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)

The Universal                   10.000000           11.203280          12.03%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q(3)


The Universal                   10.000000           11.203280          12.03%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - NQ(3)


Van Eck Worldwide               10.0000000          15.586071          55.86%                   0         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - Q

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Van Eck Worldwide               10.0000000          15.586071          55.86%                   0         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ

Van Eck Worldwide               10.000000            9.980406          -0.20%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - Q

Van Eck Worldwide               10.000000            9.980406          -0.20%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - NQ

Warburg Pincus Trust -          10.000000           15.611071          56.11%                   0         1999
Global Post-Venture
Capital Portfolio - Q(1)


Warburg Pincus Trust -          10.000000           15.611071          56.11%                   0         1999
Global Post-Venture
Capital Portfolio - NQ(1)


Warburg Pincus Trust -          10.000000           14.640370          46.40%                   0         1999
International Equity
Portfolio - Q

Warburg Pincus Trust -          10.000000           14.640370          46.40%                   0         1999
International Equity
Portfolio - NQ

(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
Warburg Pincus Trust -          10.000000            9.334304          -6.66%                   0         1999
Value Portfolio - Q(1)


Warburg Pincus Trust -          10.000000            9.334304          -6.66%                   0         1999
Value Portfolio - NQ(1)



(1) Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2000

           Modified Single Premium Deferred Variable Annuity Contracts

                   Issued by Nationwide Life Insurance Company
                    through its Nationwide Variable Account-9

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2000. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, 01-05-P1, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.

                                TABLE OF CONTENTS

                                                                          Page
General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................2
Underwriters.................................................................2
Calculations of Performance..................................................2
Annuity Payments.............................................................3
Financial Statements.........................................................4

GENERAL INFORMATION AND HISTORY

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $120 billion as of December 31, 1999.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 1999, 1998 and 1997, no underwriting commissions were paid by Nationwide to NISC.


The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202. No underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc.

The contracts, which are offered continuously, are distributed by Security Distributors, Inc., 700 SW Harrison, Topeka, Kansas 66636. No underwriting commissions have been paid by Nationwide to Security Distributors, Inc.


CALCULATIONS OF PERFORMANCE

Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The NSAT Money Market Fund's seven-day current unit value yield for the maximum number of options available as of December 31, 1999 (2.65%) was 2.71%. The NSAT Money Market Fund's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the NSAT Money Market Fund. The NSAT Money Market Fund's seven-day effective yield for the maximum number of options available as of December 31, 1999 (2.65%) was 2.76%.

The NSAT Money Market Fund's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the NSAT Money Market Fund determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the NSAT Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

Any current yield quotations of the W&R Target Funds, Inc. - Money Market Portfolio, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The W&R Target Funds, Inc. - Money Market Portfolio's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the NSAT Money Market Fund.

The W&R Target Funds, Inc. - Money Market Portfolio's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the W&R Target Funds, Inc. - Money Market Portfolio determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the W&R Target Funds, Inc. - Money Market Portfolio 's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in W&R Target Funds, Inc. - Money Market Portfolio is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.


All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a the standard 7 year CDSC schedule and the deduction of all charges that could be made to a contract if all available options were chosen as of December 31, 1999 (2.70%), except for premium taxes, which may be imposed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000 and the deduction of charges for the base contract (0.95%). An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. Nonstandardized average annual total return will based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                          INDEPENDENT AUDITOR'S REPORT
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and
      Contract Owners of Nationwide Variable Account-9:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000


--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 1999


ASSETS:
   Investments at market value:
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         20,470,398 shares (cost $141,129,469) ...........................................................   $  163,763,182
      American Century VP - American Century VP International (ACVPInt)
         15,635,412 shares (cost $148,085,984) ...........................................................      195,442,653
      American Century VP - American Century VP Value (ACVPValue)
         6,446,407 shares (cost $41,615,144) .............................................................       38,356,121
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         4,265,200 shares (cost $141,396,097) ............................................................      166,641,352
      Dreyfus Stock Index Fund (DryStkIx)
         24,176,958 shares (cost $793,412,609) ...........................................................      929,604,033
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         4,147,534 shares (cost $150,423,775) ............................................................      165,362,188
      Dreyfus VIF - European Equities Fund (DryEuroEq)
         133,706 shares (cost $1,933,535) ................................................................        2,133,956
      Federated Insurance Series: Federated Quality Bond Fund II (FedQualBd)
         759,896 shares (cost $7,462,701) ................................................................        7,446,981
      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         14,110,995 shares (cost $352,931,972) ...........................................................      362,088,135
      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS)
         11,101,677 shares (cost $493,273,277) ...........................................................      608,371,923
      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS)
         17,406,110 shares (cost $194,757,686) ...........................................................      196,340,922
      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         3,376,287 shares (cost $81,315,398) .............................................................       92,442,726
      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPConS)
         14,598,621 shares (cost $348,059,935) ...........................................................      424,819,872
      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         8,997,661 shares (cost $195,437,600) ............................................................      208,025,933
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         971,414 shares (cost $6,883,230) ................................................................        6,712,471
      Nationwide SAT - Balanced Fund (NSATBal)
         7,167,334 shares (cost $75,886,829) .............................................................       73,895,215
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         13,299,689 shares (cost $344,987,726) ...........................................................      341,934,999
      Nationwide SAT - Equity Income Fund (NSATEqInc)
         1,987,264 shares (cost $22,714,475) .............................................................       26,887,677
      Nationwide SAT - Global Equity Fund (NSATGlobEq)
         2,671,214 shares (cost $31,808,533) .............................................................       37,103,163
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         22,403,002 shares (cost $256,706,042) ...........................................................      241,728,393
      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         5,245,585 shares (cost $52,509,200) .............................................................       49,937,971
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         409,469,490 shares (cost $490,469,490) ..........................................................      409,469,490
      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         6,330,981 shares (cost $61,931,231) .............................................................       59,321,292




      Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
         1,196,560 shares (cost $13,198,495) .............................................................       14,741,624
      Nationwide SAT - Select Advisors Small Cap Growth Fund (NSATSmCapG)
         723,847 shares (cost $10,978,328) ...............................................................       14,252,550
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         7,095,348 shares (cost $71,255,676) .............................................................       68,966,784
      Nationwide SAT - Small Company Fund (NSATSmCo)
         4,613,567 shares (cost $85,795,793) .............................................................      102,052,097
      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         4,272,208 shares (cost $67,679,805) .............................................................       87,323,924
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         1,517,643 shares (cost $14,938,847) .............................................................       14,281,023
      Nationwide SAT - Total Return Fund (NSATTotRe)
         27,127,557 shares (cost $503,344,518) ...........................................................      510,269,350
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         4,088,163 shares (cost $58,592,261) .............................................................       64,797,389
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         4,283,319 shares (cost $69,927,580) .............................................................      104,084,651
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         6,496,851 shares (cost $124,991,275) ............................................................      127,598,157
      Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
         1,789,956 shares (cost $109,187,224) ............................................................      147,331,319
      Oppenheimer VAF - Capital Appreciation Fund (OppCapAp)
         3,467,910 shares (cost $131,621,275) ............................................................      172,840,639
      Oppenheimer VAF - Main Street Growth & Income Fund (OppGrInc)
         5,749,471 shares (cost $125,186,474) ............................................................      141,609,480
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         2,431,635 shares (cost $28,640,364) .............................................................       34,675,121
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         618,705 shares (cost $6,514,021) ................................................................        6,781,006
      Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         1,709,941 shares (cost $23,106,619) .............................................................       21,151,964
      Victory VIF - Diversified Stock Fund - Class A (VVIFDStk)
         397,644 shares (cost $3,840,250) ................................................................        4,004,273
      Victory VIF - Investment Quality Bond Fund - Class A (VVIFIQBd)
         176,741 shares (cost $1,764,492) ................................................................        1,732,060
      Victory VIF - Small Company Opportunity Fund - Class A (VVIFSmCoOpp)
         138,498 shares (cost $1,359,342) ................................................................        1,371,129
      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         1,549,407 shares (cost $18,232,245) .............................................................       18,422,453
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         2,535,079 shares (cost $38,270,810) .............................................................       42,335,823
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         1,121,991 shares (cost $16,592,355) .............................................................       21,609,550
                                                                                                            ---------------
            Total investments ............................................................................    6,530,063,014
   Accounts receivable ..................................................................................           103,046
                                                                                                            ---------------
            Total assets ................................................................................     6,530,166,060
Accounts payable ........................................................................................            -
                                                                                                            ---------------
Contract owners' equity (note 4) ........................................................................   $ 6,530,166,060
                                                                                                            ===============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                         Total                         ACVPincGr                ACVPint
                                            ------------------------------  ------------------------------   --------------
                                                 1999            1998            1999            1998            1999
                                            --------------  --------------  --------------  --------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $   67,063,331      20,037,926          13,740         220,567               -
  Mortality and expense risk charges
    (note 2).............................      (42,760,043)    (12,179,624)     (1,027,835)       (182,750)       (948,065)
                                            --------------  --------------  --------------  --------------   -------------
    Net investment activity..............       24,303,288       7,858,302      (1,014,095)         37,817        (948,065)
                                            --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..    2,014,782,794     147,138,081       5,909,912         299,469     178,233,023
  Cost of mutual fund shares sold........   (1,929,367,144)   (151,277,931)     (4,451,364)       (260,801)   (156,687,528)
                                            --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..       85,415,650      (4,139,850)      1,458,548          38,668      21,545,495
  Change in unrealized gain (loss)
    on investments.......................      529,140,404     121,513,304      18,056,144       4,570,573      46,969,672
                                            --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      614,556,054     117,373,454      19,514,692       4,609,241      68,515,167
                                            --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............      115,192,705      27,066,537               -           9,256               -
                                            --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      754,052,047     152,298,293      18,500,597       4,656,314      67,567,102
                                            --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................    3,413,685,206   2,421,579,829      95,493,563      34,231,141      64,810,675
  Transfers between funds................                -               -       7,831,668       7,880,597      13,920,028
  Redemptions............................     (221,905,485)    (66,628,531)     (4,154,414)     (1,021,174)     (3,040,821)
  Annuity benefits ......................           (1,253)              -               -               -               -
  Contingent deferred sales charges
    (note 2).............................       (4,399,205)       (676,512)        (78,156)         (7,094)        (57,293)
  Adjustments to maintain reserves.......          (62,185)         38,184          (3,119)        (27,089)          3,134
                                            --------------  --------------  --------------  --------------   -------------
      Net equity transactions............    3,187,317,078   2,354,312,970      99,089,542      41,056,381      75,635,723
                                            --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....    3,941,369,125   2,506,611,263     117,590,139      45,712,695     143,202,825
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................    2,588,796,935      82,185,672      46,170,274         457,579      52,242,163
                                            --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $6,530,166,060   2,588,796,935     163,760,413      46,170,274     195,444,988
                                            ==============  ==============  ==============  ==============   =============


                                              ACVPint                ACVPValue
                                           --------------  -------------------------------
                                               1998             1999            1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................          26,394         227,207          28,096
  Mortality and expense risk charges
    (note 2).............................        (224,953)       (304,797)       (121,549)
                                           --------------  --------------  --------------
    Net investment activity..............        (198,559)        (77,590)        (93,453)
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..       2,580,905       8,457,761       1,595,103
  Cost of mutual fund shares sold........      (2,610,970)     (9,146,919)     (1,678,560)
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..         (30,065)       (689,158)        (83,457)
  Change in unrealized gain (loss)
    on investments.......................         379,163      (3,132,639)       (147,770)
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......         349,098      (3,821,797)       (231,227)
                                           --------------  --------------  --------------
  Reinvested capital gains...............         270,951       2,152,580         335,441
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................         421,490      (1,746,807)         10,761
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      39,680,086      20,132,932      19,091,612
  Transfers between funds................      12,597,519        (324,126)      1,715,026
  Redemptions............................      (1,031,134)     (1,325,735)       (518,275)
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................          (7,206)        (31,100)         (7,315)
  Adjustments to maintain reserves.......          31,510            (221)           (218)
                                           --------------  --------------  --------------
      Net equity transactions............      51,270,775      18,451,750      20,280,830
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      51,692,265      16,704,943      20,291,591
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................         549,898      21,650,989       1,359,398
                                           --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....      52,242,163      38,355,932      21,650,989
                                           ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                       DrySRGro                        DryStkix                DryCapAp
                                           ------------------------------  ------------------------------   -------------
                                                 1999            1998            1999            1998            1999
                                           --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $       20,454          60,373       7,074,947       2,203,648         913,606
  Mortality and expense risk charges
    (note 2).............................        (874,709)       (164,380)     (5,915,703)     (1,335,082)     (1,156,439)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity..............        (854,255)       (104,007)      1,159,244         868,566        (242,833)
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..       2,652,981         777,497       8,929,302       3,532,880       8,292,952
  Cost of mutual fund shares sold........      (1,915,818)       (725,553)     (6,410,442)     (3,554,666)     (6,884,964)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..         737,163          51,944       2,518,860         (21,786)      1,407,988
  Change in unrealized gain (loss)
    on investments.......................      21,902,824       3,346,139     103,762,225      32,439,748       9,643,177
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      22,639,987       3,398,083     106,281,085      32,417,962      11,051,165
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............       5,506,089       1,392,227       6,286,659         435,046         612,835
                                           --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      27,291,821       4,686,303     113,726,988      33,721,574      11,421,167
                                           --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      88,613,989      29,765,433     474,442,086     242,868,858     101,641,759
  Transfers between funds................      15,489,812       4,305,104      54,840,182      34,854,129        (277,522)
  Redemptions............................      (3,496,257)       (803,449)    (24,356,262)     (6,057,535)     (4,721,764)
  Annuity benefits ......................               -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (62,705)         (4,582)       (501,167)        (83,383)       (112,549)
  Adjustments to maintain reserves.......            (233)             66             827          30,385          (1,052)
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions............     100,544,606      33,262,572     504,425,666     271,612,454      96,528,872
                                           --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....     127,836,427      37,948,875     618,152,654     305,334,028     107,950,039
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................      38,805,599         856,724     311,454,663       6,120,635      57,411,990
                                           --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $  166,642,026      38,805,599     929,607,317     311,454,663     165,362,029
                                           ==============  ==============  ==============  ==============   =============

                                              DryCapAp                DryEuroEq
                                           --------------  ------------------------------
                                                1998             1999            1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         296,317           4,319               -
  Mortality and expense risk charges
    (note 2).............................        (191,312)         (2,462)              -
                                           --------------  --------------  --------------
    Net investment activity..............         105,005           1,857               -
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..         692,754         654,656               -
  Cost of mutual fund shares sold........        (632,372)       (537,831)              -
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..          60,382         116,825               -
  Change in unrealized gain (loss)
    on investments.......................       5,296,793         200,421               -
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......       5,357,175         317,246               -
                                           --------------  --------------  --------------
  Reinvested capital gains...............           1,464          20,286               -
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................       5,463,644         339,389               -
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      37,281,447         526,129               -
  Transfers between funds................      14,756,161       1,278,795               -
  Redemptions............................        (999,653)        (10,356)              -
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (11,014)              -               -
  Adjustments to maintain reserves.......         (10,617)            (29)              -
                                           --------------  --------------  --------------
      Net equity transactions............      51,016,324       1,794,539               -
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      56,479,968       2,133,928               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................         932,022               -               -
                                           --------------  --------------  --------------
Contract owners' equity end of period....      57,411,990       2,133,928               -
                                           ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                    FedQualBd                       FidVIPEIS                FidVIPGrS
                                          ------------------------------  ------------------------------   --------------
                                                1999            1998           1999              1998          1999
                                          --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .................. $            -               -       3,121,196         217,564         246,130
  Mortality and expense risk charges
    (note 2).............................        (19,926)              -      (2,844,312)       (991,992)     (3,103,275)
                                          --------------  --------------  --------------  --------------   -------------
    Net investment activity..............        (19,926)              -         276,884        (774,428)     (2,857,145)
                                          --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..      1,076,139               -       6,544,933         628,613      26,416,695
  Cost of mutual fund shares sold........     (1,075,578)              -      (6,132,572)       (599,673)    (21,341,945)
                                          --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..            561               -         412,361          28,940       5,074,750
  Change in unrealized gain (loss)
    on investments.......................        (15,720)              -       1,517,647       7,558,663      98,493,324
                                          --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......        (15,159)              -       1,930,008       7,587,603     103,568,074
                                          --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............              -               -       6,899,485         774,271      15,475,451
                                          --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................        (35,085)              -       9,106,377       7,587,446     116,186,380
                                          --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      5,376,015               -     178,867,332     175,676,909     306,170,035
  Transfers between funds................      2,358,597               -      (7,116,225)     13,491,409      96,715,312
  Redemptions............................       (251,679)              -     (15,062,722)     (5,441,684)    (19,374,716)
  Annuity benefits ......................              -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (1,674)              -        (279,245)        (54,879)       (654,127)
  Adjustments to maintain reserves.......            757               -          (3,780)         (2,947)        (12,461)
                                          --------------  --------------  --------------  --------------   -------------
      Net equity transactions............      7,482,016               -     156,405,360     183,668,808     382,844,043
                                          --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      7,446,931               -     165,511,737     191,256,254     499,030,423
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................              -               -     196,573,059       5,316,805     109,329,873
                                          --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD.... $    7,446,931               -     362,084,796     196,573,059     608,360,296
                                          ==============  ==============  ==============  ==============   =============

                                            FidVIPGrS                FidVIPHIS
                                          --------------  ------------------------------
                                               1998             1999            1998
                                          --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         27,645       9,984,261         609,157
  Mortality and expense risk charges
    (note 2).............................       (414,288)     (1,459,555)       (546,399)
                                          --------------  --------------  --------------
    Net investment activity..............       (386,643)      8,524,706          62,758
                                          --------------  --------------  --------------

  Proceeds from mutual fund shares sold..      1,691,790      56,084,424       5,911,230
  Cost of mutual fund shares sold........     (1,783,855)    (63,235,509)     (7,053,926)
                                          --------------  --------------  --------------
    Realized gain (loss) on investments..        (92,065)     (7,151,085)     (1,142,696)
  Change in unrealized gain (loss)
    on investments.......................     16,582,085       7,299,162      (5,732,014)
                                          --------------  --------------  --------------
    Net gain (loss) on investments.......     16,490,020         148,077      (6,874,710)
                                          --------------  --------------  --------------
  Reinvested capital gains...............        723,135         373,243         387,069
                                          --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................     16,826,512       9,046,026      (6,424,883)
                                          --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................     71,107,684      81,385,530     106,687,268
  Transfers between funds................     21,283,689      10,885,567       3,713,555
  Redemptions............................     (1,868,105)     (8,253,422)     (3,477,421)
  Annuity benefits ......................              -               -               -
  Contingent deferred sales charges
    (note 2).............................        (25,533)       (109,715)        (19,045)
  Adjustments to maintain reserves.......            198            (414)           (220)
                                          --------------  --------------  --------------
      Net equity transactions............     90,497,933      83,907,546     106,904,137
                                          --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....    107,324,445      92,953,572     100,479,254
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................      2,005,428     103,387,120       2,907,866
                                          --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....    109,329,873     196,340,692     103,387,120
                                          ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                       FidVIPOvS                      FidVIPConS             FidVIPGrOpS
                                           ------------------------------  ------------------------------   -------------
                                                1999            1998            1999            1998             1999
                                           --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $      428,804          39,473         703,614          56,795       1,071,044
  Mortality and expense risk charges
    (note 2).............................        (466,539)       (125,886)     (2,565,841)       (530,641)     (1,576,394)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity..............         (37,735)        (86,413)     (1,862,227)       (473,846)       (505,350)
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..     169,388,211       4,459,537       1,391,017         389,637      22,825,558
  Cost of mutual fund shares sold........    (158,069,751)     (4,576,878)     (1,110,585)       (408,471)    (20,001,471)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..      11,318,460        (117,341)        280,432         (18,834)      2,824,087
  Change in unrealized gain (loss)
    on investments.......................      10,631,802         489,713      58,793,652      17,909,633         700,174
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      21,950,262         372,372      59,074,084      17,890,799       3,524,261
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............         691,619         116,340       5,159,836         417,852       2,093,404
                                           --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      22,604,146         402,299      62,371,693      17,834,805       5,112,315
                                           --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      31,661,483      21,535,431     210,779,869      95,817,883     111,530,050
  Transfers between funds................      13,663,206       3,800,935      32,806,150      13,757,369      (2,530,648)
  Redemptions............................      (1,724,410)       (383,762)     (9,615,920)     (2,362,374)     (6,562,117)
  Annuity benefits ......................               -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (34,214)         (3,534)       (187,997)        (32,976)       (125,543)
  Adjustments to maintain reserves.......          (5,141)            163          (1,122)        (59,196)          2,854
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions............      43,560,924      24,949,233     233,780,980     107,120,706     102,314,596
                                           --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      66,165,070      25,351,532     296,152,673     124,955,511     107,426,911
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................      26,272,538         921,006     128,667,017       3,711,506     100,601,545
                                           --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $   92,437,608      26,272,538     424,819,690     128,667,017     208,028,456
                                           ==============  ==============  ==============  ==============   =============


                                             FidVIPGrOpS              MSEmMkt
                                           --------------  ------------------------------
                                                1998             1999            1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $      67,013         790,752         387,439
  Mortality and expense risk charges
    (note 2).............................        (458,675)        (47,240)        (21,405)
                                           --------------  --------------  --------------
    Net investment activity..............        (391,662)        743,512         366,034
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..         312,351       6,942,907       1,077,168
  Cost of mutual fund shares sold........        (318,329)     (7,221,261)     (1,547,782)
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..          (5,978)       (278,354)       (470,614)
  Change in unrealized gain (loss)
    on investments.......................      11,843,161         798,575        (967,487)
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......      11,837,183         520,221      (1,438,101)
                                           --------------  --------------  --------------
  Reinvested capital gains...............         232,948               -               -
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      11,678,469       1,263,733      (1,072,067)
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      79,527,836       2,576,386       3,872,593
  Transfers between funds................       8,581,600        (170,498)        313,112
  Redemptions............................      (1,722,323)       (205,541)        (58,191)
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (20,999)         (2,930)           (253)
  Adjustments to maintain reserves.......         (21,308)              4             (62)
                                           --------------  --------------  --------------
      Net equity transactions............      86,344,806       2,197,421       4,127,199
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      98,023,275       3,461,154       3,055,132
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       2,578,270       3,251,340         196,208
                                           --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $  100,601,545       6,712,494       3,251,340
                                           ==============  ==============  ==============

                                                                     (continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                     NSATBal                        NSATCapAp                NSATEqInc
                                          ------------------------------  ------------------------------   -------------
                                              1999            1998             1999            1998            1999
                                          --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .................. $    2,113,096         683,468       1,872,928         750,851          70,825
  Mortality and expense risk charges
    (note 2).............................       (578,114)       (176,388)     (2,766,087)       (789,249)       (190,451)
                                          --------------  --------------  --------------  --------------   -------------
    Net investment activity..............      1,534,982         507,080        (893,159)        (38,398)       (119,626)
                                          --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..        953,859         181,876      20,410,418       2,717,344         662,257
  Cost of mutual fund shares sold........       (907,065)       (178,647)    (17,291,814)     (2,728,836)       (533,418)
                                          --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..         46,794           3,229       3,118,604         (11,492)        128,839
  Change in unrealized gain (loss)
    on investments.......................     (2,325,487)        328,826     (18,009,623)     14,966,388       3,294,853
                                          --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......     (2,278,693)        332,055     (14,891,019)     14,954,896       3,423,692
                                          --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............         10,762         115,971      22,036,681       5,341,096          10,580
                                          --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................       (732,949)        955,106       6,252,503      20,257,594       3,314,646
                                          --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................     40,680,546      33,253,731     186,868,647     150,374,491      10,827,322
  Transfers between funds................     (2,694,018)      4,913,679     (33,840,307)     25,963,419       1,031,331
  Redemptions............................     (2,544,229)       (833,930)    (12,585,838)     (3,752,392)     (1,057,143)
  Annuity benefits ......................              -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................        (32,122)         (8,225)       (275,367)        (30,248)        (20,478)
  Adjustments to maintain reserves.......         44,627             177         (12,885)         53,212             (31)
                                          --------------  --------------  --------------  --------------   -------------
      Net equity transactions............     35,454,804      37,325,432     140,154,250     172,608,482      10,781,001
                                          --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....     34,721,855      38,280,538     146,406,753     192,866,076      14,095,647
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................     39,173,071         892,533     195,527,481       2,661,405      12,791,973
                                          --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD.... $   73,894,926      39,173,071     341,934,234     195,527,481      26,887,620
                                          ==============  ==============  ==============  ==============   =============

                                            NSATEqInc                NSATGlobEq
                                          --------------  ------------------------------
                                               1998            1999            1998
                                          --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         75,504          84,740         141,975
  Mortality and expense risk charges
    (note 2).............................        (66,726)       (244,287)        (76,522)
                                          --------------  --------------  --------------
    Net investment activity..............          8,778        (159,547)         65,453
                                          --------------  --------------  --------------

  Proceeds from mutual fund shares sold..        376,534         526,452         685,356
  Cost of mutual fund shares sold........       (366,898)       (401,585)       (668,251)
                                          --------------  --------------  --------------
    Realized gain (loss) on investments..          9,636         124,867          17,105
  Change in unrealized gain (loss)
    on investments.......................        869,248       4,354,472         936,891
                                          --------------  --------------  --------------
    Net gain (loss) on investments.......        878,884       4,479,339         953,996
                                          --------------  --------------  --------------
  Reinvested capital gains...............        137,183       1,182,461          98,132
                                          --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      1,024,845       5,502,253       1,117,581
                                          --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................     10,836,292      15,224,818      12,466,313
  Transfers between funds................        736,897       2,201,223       1,290,714
  Redemptions............................       (392,814)       (854,333)       (359,325)
  Annuity benefits ......................              -               -               -
  Contingent deferred sales charges
    (note 2).............................         (5,629)         (8,941)         (2,129)
  Adjustments to maintain reserves.......           (359)          8,686              35
                                          --------------  --------------  --------------
      Net equity transactions............     11,174,387      16,571,453      13,395,608
                                          --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....     12,199,232      22,073,706      14,513,189
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................        592,741      15,026,672         513,483
                                          --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....     12,791,973      37,100,378      15,026,672
                                          ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                       NSATGvtBd                      NSATHIncBd             NSATMyMkt
                                          ------------------------------  ------------------------------   -------------
                                                1999            1998            1999            1998           1999
                                          --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .................. $   11,115,708       4,068,221       3,747,180       1,175,418      13,994,349
  Mortality and expense risk charges
    (note 2).............................     (1,915,411)       (617,861)       (429,794)       (140,356)     (3,003,994)
                                          --------------  --------------  --------------  --------------   -------------
    Net investment activity..............      9,200,297       3,450,360       3,317,386       1,035,062      10,990,355
                                          --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..     19,852,089       6,875,359      17,841,203       1,434,798     914,095,013
  Cost of mutual fund shares sold........    (20,364,218)     (6,712,656)    (18,615,221)     (1,454,954)   (914,095,013)
                                          --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..       (512,129)        162,703        (774,018)        (20,156)              -
  Change in unrealized gain (loss)
    on investments.......................    (15,046,720)         96,330      (1,931,626)       (637,940)              -
                                          --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......    (15,558,849)        259,033      (2,705,644)       (658,096)              -
                                          --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............        458,147         644,842          20,477               -               -
                                          --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................     (5,900,405)      4,354,235         632,219         376,966      10,990,355
                                          --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................    155,714,369     135,535,861      26,877,564      26,481,762     513,201,591
  Transfers between funds................    (31,118,681)     (2,966,402)     (4,776,516)      2,932,999    (270,070,521)
  Redemptions............................    (12,549,617)     (4,331,237)     (2,757,819)       (701,614)    (35,394,012)
  Annuity benefits ......................              -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................       (152,236)        (23,933)        (38,131)         (4,542)       (569,286)
  Adjustments to maintain reserves.......         (5,324)          1,128           1,005             (12)         66,186
                                          --------------  --------------  --------------  --------------   -------------
      Net equity transactions............    111,888,511     128,215,417      19,306,103      28,708,593     207,233,958
                                          --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....    105,988,106     132,569,652      19,938,322      29,085,559     218,224,313
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................    135,739,661       3,170,009      29,999,540         913,981     191,311,362
                                          --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD.... $  241,727,767     135,739,661      49,937,862      29,999,540     409,535,675
                                          ==============  ==============  ==============  ==============   =============


                                             NSATMyMkt              NSATMSecBd
                                          --------------  ------------------------------
                                               1998            1999            1998
                                          --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................      5,541,671       3,046,558       1,155,410
  Mortality and expense risk charges
    (note 2).............................     (1,078,918)       (461,845)       (177,722)
                                          --------------  --------------  --------------
    Net investment activity..............      4,462,753       2,584,713         977,688
                                          --------------  --------------  --------------

  Proceeds from mutual fund shares sold..     74,592,150       3,225,045         474,327
  Cost of mutual fund shares sold........    (74,592,150)     (3,438,764)       (482,830)
                                          --------------  --------------  --------------
    Realized gain (loss) on investments..              -        (213,719)         (8,503)
  Change in unrealized gain (loss)
    on investments.......................              -      (1,852,549)       (757,239)
                                          --------------  --------------  --------------
    Net gain (loss) on investments.......              -      (2,066,268)       (765,742)
                                          --------------  --------------  --------------
  Reinvested capital gains...............              -               -          31,361
                                          --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      4,462,753         518,445         243,307
                                          --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................    406,622,866      27,508,026      29,533,663
  Transfers between funds................   (219,515,750)     (1,144,670)      4,903,909
  Redemptions............................    (13,347,779)     (2,473,128)       (761,323)
  Annuity benefits ......................              -               -               -
  Contingent deferred sales charges
    (note 2).............................       (133,217)        (41,232)         (7,092)
  Adjustments to maintain reserves.......         36,549            (217)             78
                                          --------------  --------------  --------------
      Net equity transactions............    173,662,669      23,848,779      33,669,235
                                          --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....    178,125,422      24,367,224      33,912,542
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................     13,185,940      34,953,838       1,041,296
                                          --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....    191,311,362      59,321,062      34,953,838
                                          ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                     NSATMidCap                      NSATSmCapG              NSATSmCapV
                                           ------------------------------  ------------------------------   -------------
                                                1999            1998            1999            1998            1999
                                           --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $       26,390          40,624               -               -               -
  Mortality and expense risk charges
    (note 2).............................        (100,293)        (39,241)        (17,275)              -        (447,536)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity..............         (73,903)          1,383         (17,275)              -        (447,536)
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..       1,719,925       1,063,903       5,179,636               -      26,947,959
  Cost of mutual fund shares sold........      (1,627,057)     (1,093,420)     (4,606,174)              -     (24,503,029)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..          92,868         (29,517)        573,462               -       2,444,930
  Change in unrealized gain (loss)
    on investments.......................       1,139,778         397,911       3,274,222               -      (2,252,934)
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......       1,232,646         368,394       3,847,684               -         191,996
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............         906,636               -         510,845               -      11,306,131
                                           --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................       2,065,379         369,777       4,341,254               -      11,050,591
                                           --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................       5,311,828       6,187,234       3,532,204               -      25,899,735
  Transfers between funds................         629,075         558,871       6,524,803               -       3,995,622
  Redemptions............................        (506,127)        (98,756)        (67,415)              -      (1,693,497)
  Annuity benefits ......................               -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................          (6,847)         (2,133)           (334)              -         (30,984)
  Adjustments to maintain reserves.......           4,046               6         (77,860)              -          16,893
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions............       5,431,975       6,645,222       9,911,398               -      28,187,769
                                           --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....       7,497,354       7,014,999      14,252,652               -      39,238,360
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       7,244,061         229,062               -               -      29,728,543
                                           --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $   14,741,415       7,244,061      14,252,652               -      68,966,903
                                           ==============  ==============  ==============  ==============   =============

                                             NSATSmCapV               NSATSmCo
                                           --------------  ------------------------------
                                                1998            1999            1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................               -               -               -
  Mortality and expense risk charges
    (note 2).............................   $    (139,281)       (590,685)       (214,785)
                                           --------------  --------------  --------------
    Net investment activity..............        (139,281)       (590,685)       (214,785)
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..       2,135,282      98,840,506       1,735,242
  Cost of mutual fund shares sold........      (2,330,458)    (90,285,318)     (1,907,541)
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..        (195,176)      8,555,188        (172,299)
  Change in unrealized gain (loss)
    on investments.......................         (40,635)     15,852,354         424,838
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......        (235,811)     24,407,542         252,539
                                           --------------  --------------  --------------
  Reinvested capital gains...............               -       4,052,068               -
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................        (375,092)     27,868,925          37,754
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      24,448,985      28,999,047      35,742,935
  Transfers between funds................       5,269,520       4,674,356       6,599,455
  Redemptions............................        (761,878)     (2,442,726)       (919,776)
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (10,195)        (58,681)         (7,264)
  Adjustments to maintain reserves.......              49             967               6
                                           --------------  --------------  --------------
      Net equity transactions............      28,946,481      31,172,963      41,415,356
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      28,571,389      59,041,888      41,453,110
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       1,157,154      43,011,425       1,558,315
                                           --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $  29,728,543     102,053,313      43,011,425
                                           ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                      NSATStrGro                      NSATStrVal              NSATTotRe
                                           ------------------------------  ------------------------------   -------------
                                                1999            1998            1999            1998            1999
                                           --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $            -               -         114,007          63,791       2,607,845
  Mortality and expense risk charges
    (note 2).............................        (279,828)        (43,967)       (135,462)        (72,683)     (3,940,689)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity..............        (279,828)        (43,967)        (21,455)         (8,892)     (1,332,844)
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..       7,402,907         487,613       5,077,140       1,450,301       5,635,213
  Cost of mutual fund shares sold........      (5,535,789)       (466,818)     (5,576,119)     (1,513,062)     (4,896,728)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..       1,867,118          20,795        (498,979)        (62,761)        738,485
  Change in unrealized gain (loss)
    on investments.......................      18,826,217         809,463        (536,035)       (125,831)      2,068,214
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      20,693,335         830,258      (1,035,014)       (188,592)      2,806,699
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............       4,290,875               -         422,281               -      18,733,710
                                           --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      24,704,382         786,291        (634,188)       (197,484)     20,207,565
                                           --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      22,842,076       7,304,155       5,369,174      12,996,713     236,961,792
  Transfers between funds................      32,390,564         441,689      (3,499,556)        616,493     (11,925,544)
  Redemptions............................      (1,318,965)       (118,200)       (549,563)       (291,210)    (20,433,946)
  Annuity benefits ......................               -               -               -               -          (1,253)
  Contingent deferred sales charges
    (note 2).............................         (31,712)         (2,477)        (11,600)         (1,123)       (403,251)
  Adjustments to maintain reserves.......             881             (24)           (138)           (115)            (74)
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions............      53,882,844       7,625,143       1,308,317      13,320,758     204,197,724
                                           --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      78,587,226       8,411,434         674,129      13,123,274     224,405,289
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       8,737,476         326,042      13,606,737         483,463     285,881,294
                                           --------------  --------------  --------------  --------------   -------------
Contract owners' equity end of period....  $   87,324,702       8,737,476      14,280,866      13,606,737     510,286,583
                                           ==============  ==============  ==============  ==============   =============

                                              NSATTotRe               NBAMTGuard
                                           --------------  ------------------------------
                                                1998             1999           1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................       1,708,752         136,645           1,976
  Mortality and expense risk charges
    (note 2).............................      (1,383,759)       (509,102)       (150,013)
                                           --------------  --------------  --------------
    Net investment activity..............         324,993        (372,457)       (148,037)
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..         467,344      11,010,636       3,798,426
  Cost of mutual fund shares sold........        (439,529)    (10,638,188)     (3,492,087)
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..          27,815         372,448         306,339
  Change in unrealized gain (loss)
    on investments.......................       4,936,630       5,598,352         594,984
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......       4,964,445       5,970,800         901,323
                                           --------------  --------------  --------------
  Reinvested capital gains...............      11,040,291               -               -
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      16,329,729       5,598,343         753,286
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................     262,212,521      30,029,433      24,467,744
  Transfers between funds................       8,063,395      (1,195,248)      7,388,132
  Redemptions............................      (6,698,439)     (1,949,424)       (704,350)
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (83,262)        (43,794)         (8,663)
  Adjustments to maintain reserves.......            (796)           (171)            (16)
                                           --------------  --------------  --------------
      Net equity transactions............     263,493,419      26,840,796      31,142,847
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....     279,823,148      32,439,139      31,896,133
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       6,058,146      32,358,200         462,067
                                           --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....     285,881,294      64,797,339      32,358,200
                                           ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                     NBAMTMCGr                       NBAMTPart                 OppAggGro
                                           ------------------------------  ------------------------------   -------------
                                               1999            1998            1999            1998             1999
                                           --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $            -           2,804       1,329,409         110,164               -
  Mortality and expense risk charges
    (note 2).............................        (486,685)       (128,063)     (1,181,540)       (710,975)       (562,098)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity..............        (486,685)       (125,259)        147,869        (600,811)       (562,098)
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..       9,847,995       2,635,124      14,525,051      11,129,126      66,676,730
  Cost of mutual fund shares sold........      (8,329,873)     (2,223,804)    (15,847,800)    (12,460,209)    (54,000,617)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..       1,518,122         411,320      (1,322,749)     (1,331,083)     12,676,113
  Change in unrealized gain (loss)
    on investments.......................      29,692,933       4,390,487       5,530,836      (3,000,603)     36,427,451
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      31,211,055       4,801,807       4,208,087      (4,331,686)     49,103,564
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............         854,495          19,626       2,312,016       3,470,168               -
                                           --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      31,578,865       4,696,174       6,667,972      (1,462,329)     48,541,466
                                           --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      39,386,252      18,933,486      35,775,813     107,647,557      40,719,412
  Transfers between funds................       6,571,008       3,753,367     (18,685,095)     (8,050,973)     32,955,048
  Redemptions............................      (1,774,431)       (610,060)     (4,980,093)     (2,536,518)     (2,221,684)
  Annuity benefits ......................               -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (37,463)         (5,247)       (115,843)        (22,496)        (49,415)
  Adjustments to maintain reserves.......             623          10,095            (187)         (1,292)          1,821
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions............      44,145,989      22,081,641      11,994,595      97,036,278      71,405,182
                                           --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      75,724,854      26,777,815      18,662,567      95,573,949     119,946,648
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................      28,359,137       1,581,322     108,935,535      13,361,586      27,386,709
                                           --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $  104,083,991      28,359,137     127,598,102     108,935,535     147,333,357
                                           ==============  ==============  ==============  ==============   =============

                                              OppAggGro               OppCapAp
                                           --------------  ------------------------------
                                                1998             1999            1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................           9,456         188,198          37,971
  Mortality and expense risk charges
    (note 2).............................        (119,282)       (871,318)       (174,030)
                                           --------------  --------------  --------------
    Net investment activity..............        (109,826)       (683,120)       (136,059)
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..       1,420,396       1,778,562         597,638
  Cost of mutual fund shares sold........      (1,460,125)     (1,466,097)       (673,390)
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..         (39,729)        312,465         (75,752)
  Change in unrealized gain (loss)
    on investments.......................       1,711,620      36,882,889       4,326,733
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......       1,671,891      37,195,354       4,250,981
                                           --------------  --------------  --------------
  Reinvested capital gains...............          97,107       2,067,307         458,139
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................       1,659,172      38,579,541       4,573,061
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      21,395,189      69,998,087      34,076,956
  Transfers between funds................       4,014,156      26,275,783       2,552,479
  Redemptions............................        (398,429)     (3,288,357)       (796,810)
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................          (3,886)        (64,894)        (15,293)
  Adjustments to maintain reserves.......              66             822              (7)
                                           --------------  --------------  --------------
      Net equity transactions............      25,007,096      92,921,441      35,817,325
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      26,666,268     131,500,982      40,390,386
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................         720,441      41,340,619         950,233
                                           --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....      27,386,709     172,841,601      41,340,619
                                           ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                     OppGrinc                       VEWrldEMkt                VEWrldHAs
                                           ------------------------------  ------------------------------   -------------
                                                 1999            1998            1999            1998            1999
                                           --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $       256,716         15,499             -            10,120          32,691
  Mortality and expense risk charges
    (note 2).............................        (821,624)       (226,980)       (135,165)        (30,563)        (47,094)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity..............        (564,908)       (211,481)       (135,165)        (20,443)        (14,403)
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..       2,205,547       1,051,542      49,595,652       1,437,687      33,912,002
  Cost of mutual fund shares sold........      (2,181,405)     (1,137,377)    (44,294,831)     (1,801,946)    (33,450,865)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..          24,142         (85,835)      5,300,821        (364,259)        461,137
  Change in unrealized gain (loss)
    on investments.......................      16,554,000        (156,268)      6,929,541        (898,926)        349,586
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      16,578,142        (242,103)     12,230,362      (1,263,185)        810,723
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............         432,510         341,298               -           8,995               -
                                           --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      16,445,744        (112,286)     12,095,197      (1,274,633)        796,320
                                           --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      71,680,449      47,098,256       8,623,115       5,631,777       2,392,796
  Transfers between funds................       5,709,038       4,855,602      10,280,791        (119,473)      1,791,654
  Redemptions............................      (3,803,771)     (1,267,689)     (1,025,890)       (159,609)       (245,453)
  Annuity benefits ......................               -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (65,301)        (14,711)        (32,807)           (976)         (1,862)
  Adjustments to maintain reserves.......             129               6             621             120               5
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions............      73,520,544      50,671,464      17,845,830       5,351,839       3,937,140
                                           --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      89,966,288      50,559,178      29,941,027       4,077,206       4,733,460
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................      51,643,553       1,084,375       4,734,742         657,536       2,047,555
                                           --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $  141,609,841      51,643,553      34,675,769       4,734,742       6,781,015
                                           ==============  ==============  ==============  ==============   =============

                                              VEWrldHAs               VKMSRESec
                                           --------------  ------------------------------
                                                1998             1999            1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................           2,513       1,176,823          10,631
  Mortality and expense risk charges
    (note 2).............................         (13,210)       (195,387)       (114,486)
                                           --------------  --------------  --------------
    Net investment activity..............         (10,697)        981,436        (103,855)
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..       1,320,656       8,332,839       1,342,798
  Cost of mutual fund shares sold........      (1,839,705)     (9,623,986)     (1,619,581)
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..        (519,049)     (1,291,147)       (276,783)
  Change in unrealized gain (loss)
    on investments.......................         (85,920)       (722,279)     (1,172,272)
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......        (604,969)     (2,013,426)     (1,449,055)
                                           --------------  --------------  --------------
  Reinvested capital gains...............          61,720               -         104,608
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................        (553,946)     (1,031,990)     (1,448,302)
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................       2,371,551       8,349,713      17,955,980
  Transfers between funds................         111,448      (3,211,414)        861,422
  Redemptions............................        (100,995)       (943,773)       (416,792)
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................            (454)        (21,748)         (1,112)
  Adjustments to maintain reserves.......            (228)           (165)           (276)
                                           --------------  --------------  --------------
      Net equity transactions............       2,381,322       4,172,613      18,399,222
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....       1,827,376       3,140,623      16,950,920
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................         220,179      18,011,188       1,060,268
                                           --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....       2,047,555      21,151,811      18,011,188
                                           ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                       VVIFDStk                        VVIFIQBd               VVIFSmCoOPP
                                            ------------------------------  ------------------------------   -------------
                                                 1999            1998            1999            1998            1999
                                            --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $       13,921               -          31,107               -           6,490
  Mortality and expense risk charges
    (note 2).............................           (7,664)              -          (1,470)              -            (889)
                                            --------------  --------------  --------------  --------------   -------------
    Net investment activity..............            6,257               -          29,637               -           5,601
                                            --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..           79,603               -          18,422               -             291
  Cost of mutual fund shares sold........          (82,834)              -         (18,483)              -            (310)
                                            --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..           (3,231)              -             (61)              -             (19)
  Change in unrealized gain (loss)
    on investments.......................          164,023               -         (32,432)              -          11,787
                                            --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......          160,792               -         (32,493)              -          11,768
                                            --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............                -               -               -               -               -
                                            --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................          167,049               -          (2,856)              -          17,369
                                            --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................        3,821,737               -       1,758,972               -       1,359,026
  Transfers between funds................           65,984               -               -               -               -
  Redemptions............................          (13,451)              -          (1,445)              -               -
  Annuity benefits ......................                -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................             (305)              -             (43)              -               -
  Adjustments to maintain reserves.......           (3,436)              -         (22,296)              -          (5,256)
                                            --------------  --------------  --------------  --------------   -------------
      Net equity transactions............        3,870,529               -       1,735,188               -       1,353,770
                                            --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....        4,037,578               -       1,732,332               -       1,371,139
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................                -               -               -               -               -
                                            --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $    4,037,578               -       1,732,332               -       1,371,139
                                            ==============  ==============  ==============  ==============   =============

                                             VVIFSmCoOPP               WPGrinc
                                            --------------  ------------------------------
                                                1998             1999            1998
                                            --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                -         173,949         108,063
  Mortality and expense risk charges
    (note 2).............................                -        (178,005)        (65,537)
                                            --------------  --------------  --------------
    Net investment activity..............                -          (4,056)         42,526
                                            --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                -       5,363,260         492,211
  Cost of mutual fund shares sold........                -      (5,013,179)       (462,324)
                                            --------------  --------------  --------------
    Realized gain (loss) on investments..                -         350,081          29,887
  Change in unrealized gain (loss)
    on investments.......................                -        (232,251)        416,403
                                            --------------  --------------  --------------
    Net gain (loss) on investments.......                -         117,830         446,290
                                            --------------  --------------  --------------
  Reinvested capital gains...............                -         313,236               -
                                            --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................                -         427,010         488,816
                                            --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                -       8,990,039      11,279,862
  Transfers between funds................                -      (3,279,579)      1,072,048
  Redemptions............................                -        (785,224)       (178,134)
  Annuity benefits ......................                -               -               -
  Contingent deferred sales charges
    (note 2).............................                -          (8,341)         (1,134)
  Adjustments to maintain reserves.......                -         (17,238)           (786)
                                            --------------  --------------  --------------
      Net equity transactions............                -       4,899,657      12,171,856
                                            --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....                -       5,326,667      12,660,672
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................                -      13,095,692         435,020
                                            --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                -      18,422,359      13,095,692
                                            ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                        WPIntEq                        WPPVenCap
                                            ------------------------------  ------------------------------
                                                 1999            1998            1999            1998
                                            --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $      323,682          82,563               -               -
  Mortality and expense risk charges
    (note 2).............................         (245,117)        (89,474)       (102,042)        (30,241)
                                            --------------  --------------  --------------  --------------
    Net investment activity..............           78,565          (6,911)       (102,042)        (30,241)
                                            --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..      158,927,167       2,101,509      20,338,944       1,184,605
  Cost of mutual fund shares sold........     (149,550,425)     (2,099,792)    (17,967,401)     (1,319,705)
                                            --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..        9,376,742           1,717       2,371,543        (135,100)
  Change in unrealized gain (loss)
    on investments.......................        4,764,159        (655,153)      4,746,233         268,939
                                            --------------  --------------  --------------  --------------
    Net gain (loss) on investments.......       14,140,901        (653,436)      7,117,776         133,839
                                            --------------  --------------  --------------  --------------
  Reinvested capital gains...............                -               -               -               -
                                            --------------  --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................       14,219,466        (660,347)      7,015,734         103,598
                                            --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................        7,668,878      14,240,840       3,304,912       5,338,928
  Transfers between funds................        5,802,849       1,644,029       5,171,722       1,058,670
  Redemptions............................       (1,105,825)       (211,060)       (382,170)       (134,332)
  Annuity benefits ......................                -               -               -               -
  Contingent deferred sales charges
    (note 2).............................          (28,643)         (2,448)         (9,129)           (810)
  Adjustments to maintain reserves.......          (44,309)           (112)             86              15
                                            --------------  --------------  --------------  --------------
      Net equity transactions............       12,292,950      15,671,249       8,085,421       6,262,471
                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....       26,512,416      15,010,902      15,101,155       6,366,069
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       15,824,159         813,257       6,508,542         142,473
                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $   42,336,575      15,824,159      21,609,697       6,508,542
                                            ==============  ==============  ==============  ==============


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 AND 1998


1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp) Dreyfus VIF - European Equities Fund (DryEuroEq)

              Federated Insurance Series: Federated Quality Bond Fund II (FedQualBd)

              Portfolios of the Fidelity Variable Insurance Products Fund ( Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                (FidVIPEIS)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)

              Portfolio of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPConS)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);

                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc) Nationwide SAT - Global Equity Fund (NSATGlobEq) Nationwide SAT - Government Bond Fund (NSATGvtBd) Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)

                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap) Nationwide SAT - Select Advisors Small Cap Growth Fund (NSATSmCapG)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
                Oppenheimer VAF - Capital Appreciation Fund (OppCapAp)
                  (formerly Oppenheimer VAF - Growth Fund)
                Oppenheimer VAF - Main Street Growth & Income Fund (OppGrInc)
                  (formerly Oppenheimer VAF - Growth & Income Fund)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen Life Investment Trust (Van
              Kampen LIT);
                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

              Portfolio of the Victory Variable Insurance Funds ( Victory VIF);
                Victory VIF - Diversified Stock Fund - Class A (VVIFDStk) Victory VIF - Investment Quality Bond Fund - Class A (VVIFIQBd) Victory VIF - Small Company Opportunity Fund - Class A (VVIFSmCoOpp)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     (a) Sales Charges

         The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge.

         On BOA Future, BOA V and BOA Choice contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On IVA contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on BOA Exclusive II contracts.

         No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     (b) Mortality and Expense Risk Charges

         The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation as follows:

         For the BOA Future contract, this charge ranges from an annual rate of .95% to a maximum of 2.65% if all permissible rider options are utilized. For this contract, the rider options include: (a) reduced purchase payment; (b) five year CDSC; (c) CDSC waiver; (d) death benefit; (e) guaranteed minimum income benefit and (f) purchase payment bonus.

         For the BOA Exclusive II contract, this charge ranges from an annual rate of 1.20% to a maximum of 1.90% if all permissible rider options are utilized. For this contract, the rider options include: (a) death benefit and (b) guaranteed minimum income benefit.

         For the BOA V contract, this charge ranges from an annual rate of 1.10% to a maximum of 1.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) five year CDSC; (b) CDSC waiver and (c) death benefit.

         For the BOA Choice contract, this charge ranges from an annual rate of 1.20% to a maximum of 1.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) death benefit and (b) guaranteed minimum income benefit.

         For the IVA contract, this charge ranges from an annual rate of 1.25% to a maximum of 1.45% if the death benefit option is utilized.

         The rider options and permissible combinations and related charges for the foregoing are described in the applicable product prospectus.

         The following table provides mortality and expense risk charges by asset fee rate for the year ended December 31, 1999:


                                    TOTAL       ACVPIncGr         ACVPInt        ACVPValue        DrySRGro
                             ------------    ------------    ------------     ------------    ------------
         0.95% ............. $ 21,757,026         530,318         491,566          169,162         435,760
         1.00% .............   14,345,607         320,932         302,747           83,416         294,442
         1.05% .............    2,884,191          53,209          53,182           21,258          52,669
         1.10% .............      336,355          19,660           3,060              625          32,335
         1.15% .............       88,576           4,321           1,274              193           5,557
         1.20% .............      686,547          23,828          16,105           11,432          17,405
         1.25% .............      131,921           5,332           3,969            3,047           2,554
         1.30% .............       27,305           1,049             307                1           2,523
         1.35% .............        1,720             146              14                -              48
         1.40% .............    2,453,510          68,402          74,241           15,312          30,250
         1.45% .............       13,227             146             375               14             496
         1.50% .............       26,101             383           1,200              215             505
         1.55% .............        1,890               -               3              114               5
         1.60% .............          301               -               -                -               5
         1.65% .............        4,975              82              21                6             141
         1.70% .............          695               7               1                -              12
         1.75% .............           94              20               -                2               2
         1.80% .............            2               -               -                -               -
                             ------------    ------------    ------------     ------------    ------------
            Total .......... $ 42,760,043       1,027,835         948,065          304,797         874,709
                             ============    ============    ============     ============    ============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9



                                 DryStkix             DryCapAp           DryEuroEq            FedQualBd           FidVIPEIS
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $  3,016,838              589,617               1,284                9,265           1,404,837
         1.00% ............     2,024,620              363,958                 576                5,642           1,054,365
         1.05% ............       377,296               90,450                  24                  686             234,084
         1.10% ............        56,608               14,946                  13                  145              12,542
         1.15% ............        15,814                5,757                   -                   75               2,703
         1.20% ............        87,196               29,645                 242                  439              34,175
         1.25% ............        16,805                3,147                  45                    9              10,460
         1.30% ............         7,002                2,173                   3                    5               1,165
         1.35% ............           313                   57                   -                    -                  24
         1.40% ............       305,698               55,571                 275                3,590              86,918
         1.45% ............         1,705                  314                   -                    -               1,448
         1.50% ............         5,114                  775                   -                   58               1,192
         1.55% ............           251                    4                   -                    -                 210
         1.60% ............            71                    -                   -                    -                   -
         1.65% ............           196                   16                   -                   12                 143
         1.70% ............           148                    3                   -                    -                  46
         1.75% ............            28                    6                   -                    -                   -
         1.80% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $  5,915,703            1,156,439               2,462               19,926           2,844,312
                             ============         ============        ============         ============        ============



                                FidVIPGrS            FidVIPHIS           FidVIPOvS           FidVIPConS         FidVIPGrOpS
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $  1,493,811              745,195             242,387            1,313,821             747,075
         1.00% ............     1,070,697              456,701             131,511              875,110             619,622
         1.05% ............       186,137              142,636              34,707              141,335             100,891
         1.10% ............        32,456                5,464                 974               28,621               4,981
         1.15% ............         9,401                1,244                 251                4,870                 636
         1.20% ............        80,167               13,927               9,541               67,792              24,590
         1.25% ............        12,973                3,815               2,593                7,593               3,367
         1.30% ............         1,883                  167                  35                2,627                 129
         1.35% ............           130                   13                  10                   56                   5
         1.40% ............       209,213               89,860              44,059              120,968              74,271
         1.45% ............         1,510                  115                  72                  391                  52
         1.50% ............         2,173                  393                 385                2,165                 664
         1.55% ............           231                   17                   3                  122                  95
         1.60% ............            73                    -                   -                    -                   -
         1.65% ............         2,216                    8                   9                  281                  13
         1.70% ............           200                    -                   2                   79                   3
         1.75% ............             3                    -                   -                   10                   -
         1.80% ............             1                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $  3,103,275            1,459,555             466,539            2,565,841           1,576,394
                             ============         ============        ============         ============        ============



                                  MSEmMkt              NSATBal           NSATCapAp            NSATEqInc         NSATGlobEq
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $     27,299              309,458           1,481,740               92,487             120,101
         1.00% ............        10,632              207,599             933,311               76,651              78,975
         1.05% ............         3,619               38,488             161,644               13,852              18,186
         1.10% ............            79                2,657              23,382                  325               1,292
         1.15% ............            25                  500              10,326                  128                 233
         1.20% ............         2,260                4,301              36,734                3,120               4,014
         1.25% ............            44                  666               5,016                  159               1,475
         1.30% ............             -                  381               1,371                    6                  26
         1.35% ............             -                   44                 125                    -                   1
         1.40% ............         3,278               13,748             110,388                3,561              19,763
         1.45% ............             -                   94                 539                   20                  27
         1.50% ............             -                  166                 610                  113                 140
         1.55% ............             -                    -                 115                    -                  54
         1.60% ............             -                    -                  63                    -                   -
         1.65% ............             4                   11                 722                   17                   -
         1.70% ............             -                    1                   1                    6                   -
         1.75% ............             -                    -                   -                    6                   -
         1.80% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $     47,240              578,114           2,766,087              190,451             244,287
                             ============         ============        ============         ============        ============



                                NSATGvtBd           NSATHIncBd           NSATMyMkt           NSATMSecBd          NSATMidCap
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $    990,037              204,521           1,352,383              235,173              50,518
         1.00% ............       643,567              144,262             794,629              151,781              34,803
         1.05% ............       154,193               49,974             208,688               47,907               9,262
         1.10% ............         9,747                  598              10,654                  233                 512
         1.15% ............         5,137                  202               1,159                  274                  76
         1.20% ............        10,538                3,088              56,604                2,859                 891
         1.25% ............         4,554                  609               8,624                  239                  61
         1.30% ............           224                   11                  69                   19                   2
         1.35% ............             6                    -                 584                    -                   -
         1.40% ............        96,366               26,223             566,291               23,247               4,046
         1.45% ............           433                  118               1,006                   24                   -
         1.50% ............           583                  132               3,134                   28                  27
         1.55% ............             9                    5                   -                    -                  92
         1.60% ............             5                    3                   -                    -                   -
         1.65% ............             8                   48                 166                   61                   3
         1.70% ............             -                    -                   3                    -                   -
         1.75% ............             4                    -                   -                    -                   -
         1.80% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $  1,915,411              429,794           3,003,994              461,845             100,293
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9



                               NSATSmCapG           NSATSmCapV            NSATSmCo           NSATStrGro          NSATStrVal
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............. $      8,888              254,795             307,391              158,226              82,767
         1.00% .............        4,485              127,478             192,099               77,342              35,717
         1.05% .............        1,287               33,249              35,675               12,673              12,621
         1.10% .............           44                2,654               1,852                2,093                 156
         1.15% .............            8                  618                 452                  430                  63
         1.20% .............          622                4,811               4,691                7,476                 742
         1.25% .............          211                1,208               1,319                2,035                 153
         1.30% .............            2                   60                  96                   60                   1
         1.35% .............            -                    5                   4                    -                   -
         1.40% .............        1,371               22,257              46,795               18,687               2,893
         1.45% .............           87                  139                  32                  207                 127
         1.50% .............          270                  260                 277                  547                 222
         1.55% .............            -                    -                   -                    2                   -
         1.60% .............            -                    2                   -                    4                   -
         1.65% .............            -                    -                   -                   38                   -
         1.70% .............            -                    -                   2                    8                   -
         1.75% .............            -                    -                   -                    -                   -
         1.80% .............            -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .......... $     17,275              447,536             590,685              279,828             135,462
                             ============         ============        ============         ============        ============



                                NSATTotRe           NBAMTGuard           NBAMTMCGr            NBAMTPart           OppAggGro
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............. $  2,108,337              236,980             248,428              624,656             295,789
         1.00% .............    1,452,523              185,756             158,289              449,076             162,366
         1.05% .............      227,585               42,007              38,476               71,153              32,685
         1.10% .............       38,153                4,898               5,110                2,579               4,818
         1.15% .............       10,041                  844                 698                  929               1,135
         1.20% .............       18,885               10,395              14,834                9,160              11,285
         1.25% .............        6,859                  675               1,521                3,516               4,384
         1.30% .............        3,288                  305                 333                  158                 347
         1.35% .............           95                    -                   1                    -                   2
         1.40% .............       71,871               26,977              18,251               19,974              47,983
         1.45% .............        1,957                   49                 204                  186                 498
         1.50% .............          671                  212                 411                  120                 677
         1.55% .............          336                    3                 105                   12                   3
         1.60% .............            -                    -                   -                    -                   -
         1.65% .............           31                    1                  17                   21                 101
         1.70% .............           51                    -                   7                    -                  25
         1.75% .............            5                    -                   -                    -                   -
         1.80% .............            1                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .......... $  3,940,689              509,102             486,685            1,181,540             562,098
                             ============         ============        ============         ============        ============




                                 OppCapAp             OppGrinc          VEWrldEMkt            VEWrldHAs           VKMSRESec
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $    453,566              404,018              73,513               25,572             116,110
         1.00% ............       293,967              285,168              35,483               12,580              57,784
         1.05% ............        51,851               65,935               9,350                3,386              11,719
         1.10% ............         6,885                3,782                 420                  141                 260
         1.15% ............         1,555                1,173                  69                   28                  74
         1.20% ............        19,500               18,378               3,124                1,337               3,074
         1.25% ............         3,703                5,683                 713                  161                 109
         1.30% ............         1,025                  295                  21                   37                  22
         1.35% ............            32                    5                   -                    -                   -
         1.40% ............        38,023               35,301              12,356                3,827               6,216
         1.45% ............            96                  598                 105                    8                   -
         1.50% ............           958                  835                  11                   17                  19
         1.55% ............             -                   95                   -                    -                   -
         1.60% ............            72                    -                   -                    -                   -
         1.65% ............            70                  282                   -                    -                   -
         1.70% ............             9                   75                   -                    -                   -
         1.75% ............             6                    1                   -                    -                   -
         1.80% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $    871,318              821,624             135,165               47,094             195,387
                             ============         ============        ============         ============        ============


                                 VVIFDStk             VVIFIQBd         VVIFSmCoOpp              WPGrInc             WPintEq
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $          -                    -                   -              107,503             137,775
         1.00% ............             -                    -                   -               50,145              61,839
         1.05% ............             -                    -                   -               13,682              15,866
         1.10% ............             -                    -                   -                  129                 177
         1.15% ............             -                    -                   -                  122                 181
         1.20% ............         7,367                1,387                 850                1,775               3,193
         1.25% ............            73                   17                  14                  349               1,728
         1.30% ............             -                    -                   -                    -                   5
         1.35% ............             -                    -                   -                    -                   -
         1.40% ............             -                    -                   -                4,093              24,158
         1.45% ............             -                    -                   -                    -                  35
         1.50% ............           115                    5                  10                  196                 113
         1.55% ............             -                    -                   -                    4                   -
         1.60% ............             -                    -                   -                    -                   3
         1.65% ............           109                   61                  15                    -                  44
         1.70% ............             -                    -                   -                    6                   -
         1.75% ............             -                    -                   -                    1                   -
         1.80% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $      7,664                1,470                 889              178,005             245,117
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

                                WPPVenCap
                             ------------
         0.95% ............  $     58,059
         1.00% ............        22,961
         1.05% ............        10,614
         1.10% ............           295
         1.15% ............             -
         1.20% ............         2,768
         1.25% ............           334
         1.30% ............            72
         1.35% ............             -
         1.40% ............         6,938
         1.45% ............             -
         1.50% ............             -
         1.55% ............             -
         1.60% ............             -
         1.65% ............             1
         1.70% ............             -
         1.75% ............             -
         1.80% ............             -
                             ------------
            Total .........  $    102,042
                             ============


         The following table provides mortality and expense risk charges by asset fee rate for the year ended December 31, 1998:


                                    TOTAL            ACVPIncGr            ACVPint            ACVPValue            DrySRGro
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $  6,687,096              104,919             135,323               68,970              87,632
         1.00% ............     4,480,001               64,746              74,971               44,443              63,281
         1.05% ............     1,009,646               13,006              14,635                8,106              13,367
         1.10% ............           909                   46                   9                    4                  51
         1.15% ............           244                   14                   9                    -                  15
         1.20% ............         1,510                   19                   2                   24                  13
         1.25% ............           131                    -                   -                    2                  15
         1.30% ............            50                    -                   -                    -                   6
         1.35% ............            37                    -                   4                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $ 12,179,624              182,750             224,953              121,549             164,380
                             ============         ============        ============         ============        ============



                                 DryStkix             DryCapAp           FidVIPEIS            FidVIPGrS           FidVIPHIS
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $    736,785              111,207             505,712              212,170             294,475
         1.00% ............       495,327               62,252             395,500              166,839             193,581
         1.05% ............       102,440               17,737              90,638               35,112              58,296
         1.10% ............           137                   62                  58                   51                  22
         1.15% ............            51                   27                   7                   10                   5
         1.20% ............           305                   19                  41                   99                  16
         1.25% ............            30                    -                  22                    6                   -
         1.30% ............             2                    4                  14                    1                   -
         1.35% ............             5                    4                   -                    -                   4
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $  1,335,082              191,312             991,992              414,288             546,399
                             ============         ============        ============         ============        ============




                                FidVIPOvS           FidVIPCOnS         FidVIPGrOpS              MSEmMkt             NSATBal
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $     70,614              299,506             225,407               13,756              90,403
         1.00% ............        42,096              193,026             198,453                5,701              70,281
         1.05% ............        13,142               37,910              34,785                1,939              15,676
         1.10% ............             -                   67                  23                    -                  11
         1.15% ............             2                   15                   -                    -                   7
         1.20% ............            32                  115                   7                    8                   9
         1.25% ............             -                    -                   -                    1                   -
         1.30% ............             -                    2                   -                    -                   1
         1.35% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $    125,886              530,641             458,675               21,405             176,388
                             ============         ============        ============         ============        ============


                                NSATCapAp           NSATEqinc          NSATGlobEq            NSATGvtBd          NSATHIncBd
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $    465,341               34,439              39,570              325,601              70,627
         1.00% ............       270,821               27,139              28,746              228,102              51,930
         1.05% ............        52,969                5,129               8,199               64,068              17,784
         1.10% ............            81                    -                   5                   51                   -
         1.15% ............            20                    1                   -                   13                   -
         1.20% ............            17                   18                   -                   11                  14
         1.25% ............             -                    -                   2                   14                   1
         1.30% ............             -                    -                   -                    1                   -
         1.35% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $    789,249               66,726              76,522              617,861             140,356
                             ============         ============        ============         ============        ============


                                NSATMyMkt           NSATMSecBd          NSATMidCap           NSATSmCapV            NSATSmCo
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $    597,802               95,878              20,251               83,736             117,084
         1.00% ............       367,633               61,058              14,445               45,868              81,828
         1.05% ............       112,880               20,762               4,536                9,629              15,866
         1.10% ............            56                    2                   9                    7                   7
         1.15% ............             1                    -                   -                    4                   -
         1.20% ............           530                   20                   -                   35                   -
         1.25% ............             -                    1                   -                    2                   -
         1.30% ............             -                    1                   -                    -                   -
         1.35% ............            16                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $  1,078,918              177,722              39,241              139,281             214,785
                             ============         ============        ============         ============        ============


                               NSATStrGro           NSATStrVal           NSATTotRe           NBAMTGuard           NBAMTMCGr
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $     27,226               41,771             790,615               72,339              60,842
         1.00% ............        13,699               23,731             504,264               65,593              55,230
         1.05% ............         3,029                7,171              88,737               12,071              11,986
         1.10% ............            12                    1                  65                   10                   1
         1.15% ............             -                    -                  29                    -                   -
         1.20% ............             -                    9                  28                    -                   4
         1.25% ............             -                    -                   9                    -                   -
         1.30% ............             1                    -                   8                    -                   -
         1.35% ............             -                    -                   4                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $     43,967               72,683           1,383,759              150,013             128,063
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9



                                NBAMTPart            OppAggGro            OppCapAp             OppGrinc          VEWrldEMkt
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $    403,079               66,368              97,646              118,139              15,766
         1.00% ............       264,681               43,278              61,251               87,278              11,953
         1.05% ............        43,176                9,592              15,113               21,510               2,830
         1.10% ............            16                    7                   5                   18                   -
         1.15% ............             3                    2                   2                    5                   -
         1.20% ............            17                   26                   6                   26                  14
         1.25% ............             3                    5                   6                    -                   -
         1.30% ............             -                    4                   1                    4                   -
         1.35% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $    710,975              119,282             174,030              226,980              30,563
                             ============         ============        ============         ============        ============


                                VEWrldHAs            VKMSRESec             WPGrinc             WPIntEq           WPPVenCap
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $      8,058               67,026              39,367               53,651              17,995
         1.00% ............         3,644               39,789              19,708               28,614               9,221
         1.05% ............         1,503                7,635               6,454                7,209               3,019
         1.10% ............             5                    8                   2                    -                   -
         1.15% ............             -                    2                   -                    -                   -
         1.20% ............             -                   26                   -                    -                   -
         1.25% ............             -                    -                   6                    -                   6
         1.30% ............             -                    -                   -                    -                   -
         1.35% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $     13,210              114,486              65,537               89,474              30,241
                             ============         ============        ============         ============        ============



(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1999.


                                                                                                                ANNUAL
 Contract owners' equity represented by:                     UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
     Contracts in accumulation phase:

      Asset fee @ 0.95% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ..............................   2,690,998               15.291612    41,149,697          17%
            Non-tax Qualified ..........................   2,833,886               15.291612    43,334,685          17%

         American Century VP -
         American Century VP International:
            Tax Qualified ..............................   2,425,184               19.282175    46,762,822          62%
            Non-tax Qualified ..........................   2,784,977               19.282175    53,700,414          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ..............................     954,736               10.498316    10,023,120          (2)%
            Non-tax Qualified ..........................   1,026,271               10.498316    10,774,117          (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ..............................   2,847,028               16.794438    47,814,235          29%
            Non-tax Qualified ..........................   2,125,519               16.794438    35,696,897          29%

         Dreyfus Stock Index Fund:
            Tax Qualified ..............................  14,498,220               15.692141   227,508,112          19%
            Non-tax Qualified ..........................  15,265,955               15.692141   239,555,518          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ..............................   2,549,775               14.595134    37,214,308          10%
            Non-tax Qualified ..........................   3,204,478               14.595134    46,769,786          10%

         Dreyfus VIF -
         European Equity Fund:
            Tax Qualified ..............................      41,766               12.898688       538,727          29%(a)
            Non-tax Qualified ..........................      54,269               12.898688       699,999          29%(a)

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ..............................     179,065                9.806807     1,756,056         (2)%(a)
            Non-tax Qualified ..........................     169,575                9.806807     1,662,989         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ..............................   7,672,595               12.021290    92,234,490           5%
            Non-tax Qualified ..........................   7,100,475               12.021290    85,356,869           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ..............................   7,650,757               18.830990   144,071,329          36%
            Non-tax Qualified ..........................   7,754,684               18.830990   146,028,377          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ..............................   4,486,911               10.262325    46,046,139           7%
            Non-tax Qualified ..........................   4,783,500               10.262325    49,089,832           7%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
      Fidelity VIP - Overseas Portfolio -
      Service Class:
            Tax Qualified ...............................  1,153,906               15.589761    17,989,119          41%
            Non-tax Qualified ...........................  1,895,187               15.589761    29,545,512          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ...............................  6,845,562               15.755094   107,852,473          23%
            Non-tax Qualified ...........................  6,862,565               15.755094   108,120,357          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ...............................  3,626,724               13.235715    48,002,285           3%
            Non-tax Qualified ...........................  3,948,998               13.235715    52,267,812           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified ...............................    177,847                9.477539     1,685,552          28%
            Non-tax Qualified ...........................    212,802                9.477539     2,016,839          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ...............................  1,986,315               10.834304    21,520,341           0%
            Non-tax Qualified ...........................  1,732,414               10.834304    18,769,500           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ...............................  7,218,822               13.808913    99,684,085           3%
            Non-tax Qualified ...........................  6,364,816               13.808913    87,891,190           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ...............................    416,097               13.600816     5,659,259          17%
            Non-tax Qualified ...........................    528,751               13.600816     7,191,445          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ...............................    567,148               14.515197     8,232,265          22%
            Non-tax Qualified ...........................    697,119               14.515197    10,118,820          22%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ...............................  6,202,151               10.583479    65,640,335         (3)%
            Non-tax Qualified ...........................  5,468,943               10.583479    57,880,443         (3)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ...............................  1,052,700               10.938415    11,514,869           2%
            Non-tax Qualified ...........................  1,171,631               10.938415    12,815,786           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ...............................  8,459,558               10.909142    92,286,519           4%
            Non-tax Qualified ...........................  7,978,115               10.909142    87,034,389           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ...............................  1,525,742               10.313452    15,735,667           1%
            Non-tax Qualified ...........................  1,426,549               10.313452    14,712,645           1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ...............................    287,257               13.078919     3,757,011          20%
            Non-tax Qualified ...........................    273,331               13.078919     3,574,874          20%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT -
         Select Advisers Small Cap Growth Fund:
            Tax Qualified ...............................    123,064               20.372476     2,507,118         104%(a)
            Non-tax Qualified ...........................    175,712               20.372476     3,579,689         104%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ...............................  1,560,795               11.943543    18,641,422          27%
            Non-tax Qualified ...........................  1,724,288               11.943543    20,594,108          27%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ...............................  1,832,595               13.720318    25,143,786          43%
            Non-tax Qualified ...........................  1,989,069               13.720318    27,290,659          43%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ...............................    992,231               21.195607    21,030,938          83%
            Non-tax Qualified ...........................  1,218,089               21.195607    25,818,136          83%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ...............................    349,117                9.687523     3,382,079         (4)%
            Non-tax Qualified ...........................    506,067                9.687523     4,902,536         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ............................... 12,724,239               12.689484   161,464,027           6%
            Non-tax Qualified ...........................  8,751,347               12.689484   111,050,078           6%

         Neuberger & Berman AMT -
            Guardian Portfolio:
            Tax Qualified ...............................    961,809               15.595438    14,999,833          14%
            Non-tax Qualified ...........................    980,827               15.595438    15,296,427          14%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ...............................  1,006,419               24.609353    24,767,320          52%
            Non-tax Qualified ...........................  1,117,405               24.609353    27,498,614          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ...............................  3,101,826               11.122733    34,500,782           6%
            Non-tax Qualified ...........................  2,953,135               11.122733    32,846,932           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ...............................  1,788,303               19.295630    34,506,433          82%
            Non-tax Qualified ...........................  1,959,307               19.295630    37,806,063          82%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ...............................  2,455,900               16.935851    41,592,756          40%
            Non-tax Qualified ...........................  2,580,016               16.935851    43,694,767          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ...............................  2,722,872               12.826564    34,925,092          21%
            Non-tax Qualified ...........................  2,648,768               12.826564    33,974,592          21%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ...............................    710,892               11.409242     8,110,739          98%
            Non-tax Qualified ...........................    942,982               11.409242    10,758,710          98%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ..............................     220,914                7.358645     1,625,628          20%
            Non-tax Qualified ..........................     195,186                7.358645     1,436,304          20%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ..............................     685,816                8.662065     5,940,583         (4)%
            Non-tax Qualified ..........................     759,304                8.662065     6,577,141         (4)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ..............................     378,228               12.124398     4,585,787           5%
            Non-tax Qualified ..........................     450,717               12.124398     5,464,672           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ..............................     686,977               14.993656    10,300,297          52%
            Non-tax Qualified ..........................     890,352               14.993656    13,349,632          52%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ..............................     336,738               16.833540     5,668,493          62%
            Non-tax Qualified ..........................     423,065               16.833540     7,121,682          62%

      Asset fee @ 1.00% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ..............................   1,586,053               15.274980    24,226,928          17%
            Non-tax Qualified ..........................   1,607,606               15.274980    24,556,149          17%

         American Century VP -
         American Century VP International:
            Tax Qualified ..............................   1,533,035               19.261196    29,528,088          62%
            Non-tax Qualified ..........................   1,546,288               19.261196    29,783,356          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ..............................     468,087               10.486868     4,908,767         (2)%
            Non-tax Qualified ..........................     477,945               10.486868     5,012,146         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ..............................   1,646,571               16.776156    27,623,132          29%
            Non-tax Qualified ..........................   1,408,453               16.776156    23,628,427          29%

         Dreyfus Stock Index Fund:
            Tax Qualified ..............................  10,096,625               15.675065   158,265,253          19%
            Non-tax Qualified ..........................   9,009,878               15.675065   141,230,423          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ..............................   1,765,804               14.579248    25,744,094          10%
            Non-tax Qualified ..........................   1,673,895               14.579248    24,404,130          10%

         Dreyfus VIF -
         European Equity Fund:
            Tax Qualified ..............................      22,852               12.897004       294,722          29%(a)
            Non-tax Qualified ..........................      12,111               12.897004       156,196          29%(a)



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ..............................      84,481                9.803523       828,211         (2)%(a)
            Non-tax Qualified ..........................     137,958                9.803523     1,352,474         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ..............................   5,052,392               12.008202    60,670,144           5%
            Non-tax Qualified ..........................   5,482,699               12.008202    65,837,357           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ..............................   5,450,461               18.810518   102,525,995          36%
            Non-tax Qualified ..........................   4,942,338               18.810518    92,967,938          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ..............................   2,467,569               10.251150    25,295,420           7%
            Non-tax Qualified ..........................   2,678,471               10.251150    27,457,408           7%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified ..............................     754,434               15.572798    11,748,648          41%
            Non-tax Qualified ..........................     703,108               15.572798    10,949,359          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ..............................   4,360,828               15.737973    68,630,593          23%
            Non-tax Qualified ..........................   4,271,544               15.737973    67,225,444          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ..............................   2,904,875               13.221287    38,406,186           3%
            Non-tax Qualified ..........................   2,903,624               13.221287    38,389,646           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified ..............................      82,636                9.467196       782,331          28%
            Non-tax Qualified ..........................      69,175                9.467196       654,893          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ..............................   1,274,299               10.822502    13,791,103           0%
            Non-tax Qualified ..........................   1,025,400               10.822502    11,097,394           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ..............................   4,491,316               13.793878    61,952,665           3%
            Non-tax Qualified ..........................   3,382,879               13.793878    46,663,020           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ..............................     328,594               13.586032     4,464,289          17%
            Non-tax Qualified ..........................     411,828               13.586032     5,595,108          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ..............................     331,568               14.499401     4,807,537          22%
            Non-tax Qualified ..........................     402,444               14.499401     5,835,197          22%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ..............................   3,887,245               10.571951    41,095,764         (3)%
            Non-tax Qualified ..........................   3,354,315               10.571951    35,461,654         (3)%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ..............................     729,292               10.926498     7,968,608           2%
            Non-tax Qualified ..........................     771,554               10.926498     8,430,383           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ..............................   4,438,660               10.897217    48,369,041           4%
            Non-tax Qualified ..........................   4,647,437               10.897217    50,644,129           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ..............................     895,547               10.302225     9,226,127           1%
            Non-tax Qualified ..........................     867,916               10.302225     8,941,466           1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ..............................     180,877               13.064679     2,363,100          20%
            Non-tax Qualified ..........................     171,721               13.064679     2,243,480          20%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified ..............................      78,533               20.365684     1,599,378         104%(a)
            Non-tax Qualified ..........................      81,709               20.365684     1,664,060         104%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ..............................     750,886               11.930542     8,958,477          27%
            Non-tax Qualified ..........................     704,595               11.930542     8,406,200          27%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ..............................   1,081,909               13.705373    14,827,966          43%
            Non-tax Qualified ..........................   1,081,295               13.705373    14,819,551          43%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ..............................     513,063               21.172544    10,862,849          83%
            Non-tax Qualified ..........................     614,259               21.172544    13,005,426          83%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ..............................     166,391                9.676976     1,610,162         (4)%
            Non-tax Qualified ..........................     222,806                9.676976     2,156,088         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ..............................   8,158,035               12.675660   103,408,478           6%
            Non-tax Qualified ..........................   6,056,435               12.675660    76,769,311           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ..............................     735,905               15.578481    11,464,282          14%
            Non-tax Qualified ..........................     627,956               15.578481     9,782,601          14%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ..............................     625,238               24.582570    15,369,957          52%
            Non-tax Qualified ..........................     647,732               24.582570    15,922,917          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ..............................   2,114,112               11.110632    23,489,120           6%
            Non-tax Qualified ..........................   2,074,401               11.110632    23,047,906           6%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ..............................     992,375               19.274630    19,127,661          82%
            Non-tax Qualified ..........................   1,028,055               19.274630    19,815,380          82%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ..............................   1,696,031               16.917425    28,692,477          40%
            Non-tax Qualified ..........................   1,605,365               16.917425    27,158,642          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ..............................   1,667,923               12.812596    21,370,424          20%
            Non-tax Qualified ..........................   1,778,201               12.812596    22,783,371          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ..............................     357,687               11.396847     4,076,504          98%
            Non-tax Qualified ..........................     359,944               11.396847     4,102,227          98%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ..............................     116,193                7.350618       854,090          20%
            Non-tax Qualified ..........................     100,478                7.350618       738,575          20%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ..............................     385,417                8.652617     3,334,866         (4)%
            Non-tax Qualified ..........................     264,581                8.652617     2,289,318         (4)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ..............................     192,234               12.111181     2,328,181           5%
            Non-tax Qualified ..........................     262,414               12.111181     3,178,143           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ..............................     290,968               14.977312     4,357,919          52%
            Non-tax Qualified ..........................     329,905               14.977312     4,941,090          52%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ..............................     169,900               16.815230     2,856,908          62%
            Non-tax Qualified ..........................     133,486               16.815230     2,244,598          62%

      Asset fee @ 1.05% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ..............................     198,463               15.258324     3,028,213          17%
            Non-tax Qualified ..........................     322,820               15.258324     4,925,692          17%

         American Century VP -
         American Century VP International:
            Tax Qualified ..............................     179,327               19.240268     3,450,300          62%
            Non-tax Qualified ..........................     314,342               19.240268     6,048,024          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ..............................     100,979               10.475442     1,057,800         (2)%
            Non-tax Qualified ..........................     110,453               10.475442     1,157,044         (2)%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ...............................    190,962               16.757880     3,200,118          29%
            Non-tax Qualified ...........................    323,823               16.757880     5,426,587          29%

         Dreyfus Stock Index Fund:
            Tax Qualified ...............................  1,431,726               15.657978    22,417,934          19%
            Non-tax Qualified ...........................  1,815,547               15.657978    28,427,795          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ...............................    347,448               14.563385     5,060,019          10%
            Non-tax Qualified ...........................    488,188               14.563385     7,109,670          10%

         Dreyfus VIF - European Equity Fund:
            Tax Qualified ...............................        888               12.895311        11,451          29%(a)
            Non-tax Qualified ...........................      1,301               12.895311        16,777          29%(a)

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ...............................     13,067                9.800240       128,060         (2)%(a)
            Non-tax Qualified ...........................     13,067                9.800240       128,060         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ...............................    828,159               11.995103     9,933,853           5%
            Non-tax Qualified ...........................  1,450,150               11.995103    17,394,699           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ...............................    624,895               18.790040    11,741,802          36%
            Non-tax Qualified ...........................    990,036               18.790040    18,602,816          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ...............................    763,280               10.239981     7,815,973           7%
            Non-tax Qualified ...........................    837,266               10.239981     8,573,588           7%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified ...............................    146,217               15.555856     2,274,531          41%
            Non-tax Qualified ...........................    210,666               15.555856     3,277,090          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ...............................    509,735               15.720833     8,013,459          23%
            Non-tax Qualified ...........................    791,505               15.720833    12,443,118          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ...............................    427,715               13.206894     5,648,787           3%
            Non-tax Qualified ...........................    467,419               13.206894     6,173,153           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified ...............................     20,165                9.456874       190,698          28%
            Non-tax Qualified ...........................     24,015                9.456874       227,107          28%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Balanced Fund:
            Tax Qualified ...............................    154,427               10.810714     1,669,466           0%
            Non-tax Qualified ...........................    230,363               10.810714     2,490,389           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ...............................    619,838               13.778852     8,540,656           3%
            Non-tax Qualified ...........................    696,071               13.778852     9,591,059           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ...............................     59,154               13.571227       802,792          17%
            Non-tax Qualified ...........................     81,119               13.571227     1,100,884          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ...............................     72,658               14.483618     1,052,351          22%
            Non-tax Qualified ...........................     93,078               14.483618     1,348,106          22%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ...............................    632,014               10.560422     6,674,335         (3)%
            Non-tax Qualified ...........................    905,782               10.560422     9,565,440         (3)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ...............................    179,156               10.914588     1,955,414           2%
            Non-tax Qualified ...........................    286,727               10.914588     3,129,507           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ...............................    936,225               10.885293    10,191,083           4%
            Non-tax Qualified ...........................  1,266,352               10.885293    13,784,613           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ...............................    196,859               10.290997     2,025,875           0%
            Non-tax Qualified ...........................    314,788               10.290997     3,239,482           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ...............................     42,315               13.050437       552,229          20%
            Non-tax Qualified ...........................     46,779               13.050437       610,486          20%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified ...............................      7,378               20.358893       150,208         104%(a)
            Non-tax Qualified ...........................     26,356               20.358893       536,579         104%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ...............................    133,437               11.917534     1,590,240          26%
            Non-tax Qualified ...........................    226,896               11.917534     2,704,041          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ...............................    135,871               13.690433     1,860,133          43%
            Non-tax Qualified ...........................    236,341               13.690433     3,235,611          43%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ...............................     64,464               21.149503     1,363,382          83%
            Non-tax Qualified ...........................     96,599               21.149503     2,043,021          83%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ...............................     38,395                9.666432       371,143         (4)%
            Non-tax Qualified ...........................     82,657                9.666432       798,998         (4)%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Total Return Fund:
            Tax Qualified .............................    1,030,024               12.661861    13,042,021           6%
            Non-tax Qualified .........................    1,055,012               12.661861    13,358,415           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified .............................       89,533               15.561518     1,393,269          14%
            Non-tax Qualified .........................      196,408               15.561518     3,056,407          14%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified .............................      103,766               24.555839     2,548,061          52%
            Non-tax Qualified .........................      174,869               24.555839     4,294,055          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified .............................      278,907               11.098514     3,095,453           6%
            Non-tax Qualified .........................      352,606               11.098514     3,913,403           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified .............................      138,526               19.253639     2,667,130          82%
            Non-tax Qualified .........................      196,300               19.253639     3,779,489          82%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified .............................      256,505               16.898986     4,334,674          40%
            Non-tax Qualified .........................      294,848               16.898986     4,982,632          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified .............................      277,065               12.798619     3,546,049          20%
            Non-tax Qualified .........................      459,069               12.798619     5,875,449          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified .............................       66,888               11.384426       761,481          98%
            Non-tax Qualified .........................       80,175               11.384426       912,746          98%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified .............................       33,535                7.342607       246,234          20%
            Non-tax Qualified .........................       19,917                7.342607       146,243          20%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified .............................       52,923                8.643190       457,424         (4)%
            Non-tax Qualified .........................       80,562                8.643190       696,313         (4)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified .............................       21,640               12.098010       261,801           5%
            Non-tax Qualified .........................      101,514               12.098010     1,228,117           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified .............................       69,477               14.961024     1,039,447          52%
            Non-tax Qualified .........................       84,777               14.961024     1,268,351          52%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified...............................      39,482               16.796919       663,176          62%
            Non-tax Qualified...........................      65,236               16.796919     1,095,764          62%

      Asset fee @ 1.10% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified...............................     222,417               14.608384     3,249,153          17%
            Non-tax Qualified...........................      29,546               14.608384       431,619          17%

         American Century VP -
         American Century VP International:
            Tax Qualified...............................      41,404               19.569739       810,265          62%
            Non-tax Qualified...........................      14,836               19.569739       290,337          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified...............................      11,136              11.060928       123,174         (2)%
            Non-tax Qualified...........................       4,147              11.060928        45,870         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified...............................     465,748              16.447766     7,660,514          29%
            Non-tax Qualified...........................      42,230              16.447766       694,589          29%

         Dreyfus Stock Index Fund:
            Tax Qualified...............................     779,350              14.867150    11,586,713          19%
            Non-tax Qualified...........................     110,264              14.867150     1,639,311          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified...............................     194,676               13.657521     2,658,792          10%
            Non-tax Qualified...........................      19,399               13.657521       264,942          10%

         Dreyfus VIF - European Equity Fund:
            Tax Qualified...............................         101               12.893630         1,302          29%(a)

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified...............................       2,380                9.796953        23,317         (2)%(a)
            Non-tax Qualified...........................       3,679                9.796953        36,043         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified...............................     168,053               12.410474     2,085,617           5%
            Non-tax Qualified...........................      60,188               12.410474       746,962           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified...............................     396,464               17.534950     6,951,976          36%
            Non-tax Qualified...........................      82,691               17.534950     1,449,983          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified...............................      97,542               11.255695     1,097,903           7%
            Non-tax Qualified...........................      12,538               11.255695       141,124           7%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
      Fidelity VIP - Overseas Portfolio -
      Service Class:
            Tax Qualified ................................    16,652               17.171657       285,942          41%
            Non-tax Qualified ............................     7,383               17.171657       126,778          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ................................   357,916               15.712599     5,623,791          23%
            Non-tax Qualified ............................    53,716               15.712599       844,018          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ................................    60,701               12.683293       769,889           3%
            Non-tax Qualified ............................    18,169               12.683293       230,443           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified ................................     1,189               14.580968        17,337          28%
            Non-tax Qualified ............................       167               14.580968         2,435          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ................................    32,797               10.651741       349,345           0%
            Non-tax Qualified ............................     9,454               10.651741       100,702           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ................................   286,356               12.829034     3,673,671           3%
            Non-tax Qualified ............................    73,395               12.829034       941,587           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ................................     5,677               13.882376        78,810          17%
            Non-tax Qualified ............................     1,067               13.882376        14,812          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ................................    20,185               14.846771       299,682          22%
            Non-tax Qualified ............................     4,952               14.846771        73,521          22%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ................................   163,660                9.515930     1,557,377         (3)%
            Non-tax Qualified ............................    38,632                9.515930       367,619         (3)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ................................     9,774               10.552305       103,138           2%
            Non-tax Qualified ............................     1,849               10.552305        19,511           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ................................   181,296               10.468792     1,897,950           4%
            Non-tax Qualified ............................    44,218               10.468792       462,909           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ................................     2,820               10.290756        29,020           0%
            Non-tax Qualified ............................     1,818               10.290756        18,709           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ................................     6,679               14.654661        97,878          20%
            Non-tax Qualified ............................       310               14.654661         4,543          20%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified ................................     1,653               20.352098        33,642         104%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ................................    47,149               16.391038       772,821          26%
            Non-tax Qualified ............................     3,348               16.391038        54,877          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ................................    27,603               17.267747       476,642          42%
            Non-tax Qualified ............................     3,714               17.267747        64,132          42%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ................................    34,606               23.148836       801,089          83%
            Non-tax Qualified ............................     7,117               23.148836       164,750          83%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ................................     3,117               12.489739        38,931         (4)%
            Non-tax Qualified ............................       419               12.489739         5,233         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ................................   502,732               12.684916     6,377,113           6%
            Non-tax Qualified ............................   114,438               12.684916     1,451,636           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ................................    58,521               14.648600       857,251          14%
            Non-tax Qualified ............................     5,523               14.648600        80,904          14%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ................................    57,486               21.426404     1,231,718          52%
            Non-tax Qualified ............................     6,612               21.426404       141,671          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ................................    32,593               12.591929       410,409           6%
            Non-tax Qualified ............................     6,025               12.591929        75,866           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ................................    60,543               23.954947     1,450,304          82%
            Non-tax Qualified ............................    13,307               23.954947       318,768          82%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ................................    89,709               18.556149     1,664,654          40%
            Non-tax Qualified ............................    17,465               18.556149       324,083          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ................................    45,934               14.854438       682,324          20%
            Non-tax Qualified ............................    16,741               14.854438       248,678          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ................................     5,224               25.026598       130,739          98%
            Non-tax Qualified ............................     1,848               25.026598        46,249          98%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified...............................       1,570               11.869689        18,635          20%
            Non-tax Qualified...........................          44               11.869689           522          20%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified...............................       3,839                9.949557        38,196         (4)%
            Non-tax Qualified...........................         223                9.949557         2,219         (4)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified...............................       2,110               12.499772        26,375           5%
            Non-tax Qualified...........................         136               12.499772         1,700           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified...............................       2,131               17.529681        37,356          52%
            Non-tax Qualified...........................         201               17.529681         3,523          52%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified...............................       1,939               20.760969        40,256          62%
            Non-tax Qualified...........................       1,102               20.760969        22,879          62%

      Asset fee @ 1.15% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified...............................      41,838               14.599165       610,800          17%
            Non-tax Qualified...........................         872               14.599165        12,730          17%

         American Century VP -
         American Century VP International:
            Tax Qualified...............................      13,984               19.557409       273,491          62%
            Non-tax Qualified...........................       1,685               19.557409        32,954          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified...............................         780               11.053935         8,622          (2)%
            Non-tax Qualified...........................       2,303               11.053935        25,457          (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified...............................      73,377               16.437396     1,206,127          29%
            Non-tax Qualified...........................       7,945               16.437396       130,595          29%

         Dreyfus Stock Index Fund:
            Tax Qualified...............................     191,388               14.857773     2,843,599          19%
            Non-tax Qualified...........................      30,346               14.857773       450,874          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified...............................      66,469               13.648909       907,229          10%
            Non-tax Qualified...........................       5,722               13.648909        78,099          10%

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified...............................          82                9.793677           803         (2)%(a)
            Non-tax Qualified...........................       3,439                9.793677        33,680         (2)%(a)



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified .................................   30,049               12.402631       372,687           5%
            Non-tax Qualified .............................    9,774               12.402631       121,223           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified .................................   99,919               17.523903     1,750,971          36%
            Non-tax Qualified .............................   22,750               17.523903       398,669          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified .................................   22,133               11.248584       248,965           7%
            Non-tax Qualified .............................    4,648               11.248584        52,283           7%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified .................................    3,415               17.160838        58,604          41%
            Non-tax Qualified .............................      252               17.160838         4,325          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified .................................   60,592               15.702687       951,457          23%
            Non-tax Qualified .............................    9,052               15.702687       142,141          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified .................................    9,541               12.675276       120,935           3%
            Non-tax Qualified .............................    5,617               12.675276        71,197           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified .................................      110               14.571756         1,603          28%
            Non-tax Qualified .............................      191               14.571756         2,783          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified .................................    6,878               10.645005        73,216           0%
            Non-tax Qualified .............................      443               10.645005         4,716           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified .................................  126,187               12.820934     1,617,835           3%
            Non-tax Qualified .............................   19,193               12.820934       246,072           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified .................................    1,743               13.873607        24,182          17%
            Non-tax Qualified .............................      835               13.873607        11,584          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified .................................    5,296               14.837408        78,579          22%
            Non-tax Qualified .............................      277               14.837408         4,110          22%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified .................................   71,434                9.509925       679,332         (3)%
            Non-tax Qualified .............................   15,177                9.509925       144,332         (3)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified .................................      958               10.545637        10,103           2%
            Non-tax Qualified .............................      428               10.545637         4,514           2%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Money Market Fund:
            Tax Qualified ................................    14,690               10.462170       153,689           4%
            Non-tax Qualified ............................     3,569               10.462170        37,339           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ................................     1,562               10.284262        16,064           0%
            Non-tax Qualified ............................     2,287               10.284262        23,520           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ................................       927               14.645409        13,576          20%
            Non-tax Qualified ............................        30               14.645409           439          20%

         Nationwide SAT -
         Select Advisers Small Cap Growth Fund:
            Tax Qualified ................................       346               20.345317         7,039         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ................................     9,141               16.380692       149,736          26%
            Non-tax Qualified ............................     1,774               16.380692        29,059          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ................................     3,239               17.256864        55,895          42%
            Non-tax Qualified ............................     6,788               17.256864       117,140          42%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ................................     5,918               23.134244       136,908          83%
            Non-tax Qualified ............................       626               23.134244        14,482          83%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ................................     1,129               12.481871        14,092         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ................................   109,816               12.676933     1,392,130           6%
            Non-tax Qualified ............................    30,070               12.676933       381,195           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ................................    11,569               14.639366       169,363          14%
            Non-tax Qualified ............................     1,080               14.639366        15,811          14%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ................................     8,306               21.412911       177,856          52%
            Non-tax Qualified ............................       271               21.412911         5,803          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ................................    12,897               12.583972       162,295           6%
            Non-tax Qualified ............................       416               12.583972         5,235           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ................................    15,859               23.939845       379,662          81%
            Non-tax Qualified ............................     2,162               23.939845        51,758          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ................................    22,240               18.544459       412,429          40%
            Non-tax Qualified ............................     6,950               18.544459       128,884          40%




                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ................................    13,715               14.845060       203,600          20%
            Non-tax Qualified ............................     3,367               14.845060        49,983          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ................................     1,298               25.010854        32,464          98%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ................................       749               11.862189         8,885          20%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ................................       955                9.943271         9,496         (4)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ................................     1,740               12.491882        21,736           5%
            Non-tax Qualified ............................     1,140               12.491882        14,241           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ................................        39               17.518646           683          52%
            Non-tax Qualified ............................     2,167               17.518646        37,963          52%

   Asset fee @ 1.20% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................   390,363               14.495483     5,658,500          17%
            Non-tax Qualified ............................   453,751               14.495483     6,577,340          17%

         American Century VP -
         American Century VP International:
            Tax Qualified ................................   310,968               17.674116     5,496,085          62%
            Non-tax Qualified ............................   776,659               17.674116    13,726,761          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ................................   144,253               11.263216     1,624,753         (2)%
            Non-tax Qualified ............................   206,988               11.263216     2,331,351         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................   211,081               16.397708     3,461,245          29%
            Non-tax Qualified ............................   352,551               16.397708     5,781,028          29%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................ 1,214,481               14.736468    17,897,160          19%
            Non-tax Qualified ............................ 2,733,494               14.736468    40,282,047          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ................................   248,570               13.442893     3,341,500          10%
            Non-tax Qualified ............................   529,646               13.442893     7,119,975          10%

         Dreyfus VIF - European Equity Fund:
            Tax Qualified ................................     9,327               12.890242       120,227          29%(a)
            Non-tax Qualified ............................    14,047               12.890242       181,069          29%(a)


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ................................    37,796                9.790385       370,037         (2)%(a)
            Non-tax Qualified ............................    71,657                9.790385       701,550         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ................................   490,730               12.440601     6,104,976           5%
            Non-tax Qualified ............................ 1,018,907               12.440601    12,675,815           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ................................ 1,060,518               17.653733    18,722,102          36%
            Non-tax Qualified ............................ 2,167,614               17.653733    38,266,479          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ................................   394,597               11.087928     4,375,263           7%
            Non-tax Qualified ............................ 1,947,554               11.087928    21,594,339           7%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified ................................   228,568               15.900927     3,634,443          41%
            Non-tax Qualified ............................   472,612               15.900927     7,514,969          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ................................   753,984               15.457984    11,655,073          23%
            Non-tax Qualified ............................ 1,358,802               15.457984    21,004,340          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ................................   300,684               12.785954     3,844,532           3%
            Non-tax Qualified ............................   782,813               12.785954    10,009,011           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified ................................    21,613               14.572201       314,949          28%
            Non-tax Qualified ............................    44,276               14.572201       645,199          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ................................   104,760               10.735723     1,124,674           0%
            Non-tax Qualified ............................   158,605               10.735723     1,702,739           0%

         Nationwide SAT -
            Capital Appreciation Fund:
            Tax Qualified ................................   288,532               12.767993     3,683,975           3%
            Non-tax Qualified ............................   668,662               12.767993     8,537,472           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ................................    31,013               13.963829       433,060          17%
            Non-tax Qualified ............................    66,421               13.963829       927,491          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ................................    58,262               14.267173       831,234          21%
            Non-tax Qualified ............................   151,804               14.267173     2,165,814          21%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ............................       446,335                9.816007     4,381,227         (4)%
            Non-tax Qualified ........................     1,049,111                9.816007    10,298,081         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ............................        71,728               10.764664       772,128           2%
            Non-tax Qualified ........................       141,476               10.764664     1,522,942           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ............................     1,603,815               10.489614    16,823,400           4%
            Non-tax Qualified ........................     5,432,154               10.489614    56,981,199           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ............................        83,987               10.510552       882,750           0%
            Non-tax Qualified ........................       292,600               10.510552     3,075,388           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ............................        26,844               14.644558       393,119          19%
            Non-tax Qualified ........................        56,268               14.644558       824,020          19%

         Nationwide SAT -
         Select Advisers Small Cap Growth Fund:
            Tax Qualified ............................        29,934               20.338511       608,813         103%(a)
            Non-tax Qualified ........................        40,321               20.338511       820,069         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ............................        73,887               15.896867     1,174,572          26%
            Non-tax Qualified ........................       228,412               15.896867     3,631,035          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ............................       105,198               17.099098     1,798,791          42%
            Non-tax Qualified ........................       624,875               17.099098    10,684,799          42%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ............................        96,278               22.750997     2,190,420          83%
            Non-tax Qualified ........................       201,108               22.750997     4,575,408          83%

      Nationwide SAT - Strategic Value Fund:
            Tax Qualified ............................        16,167               11.949113       193,181         (4)%
            Non-tax Qualified ........................        23,436               11.949113       280,039         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ............................       347,616               12.646339     4,396,070           6%
            Non-tax Qualified ........................       697,017               12.646339     8,814,713           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ............................       127,606               13.976229     1,783,451          14%
            Non-tax Qualified ........................       282,638               13.976229     3,950,213          14%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ............................       124,678               20.834304     2,597,579          52%
            Non-tax Qualified ........................       324,267               20.834304     6,755,877          52%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ...............................     93,733               12.539993     1,175,411           6%
            Non-tax Qualified ...........................    219,432               12.539993     2,751,676           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ...............................     87,884               23.512658     2,066,386          81%
            Non-tax Qualified ...........................    858,422               23.512658    20,183,783          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ...............................    202,090               17.848621     3,607,028          40%
            Non-tax Qualified ...........................    434,906               17.848621     7,762,472          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ...............................    231,091               14.609212     3,376,057          20%
            Non-tax Qualified ...........................    615,542               14.609212     8,992,584          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ...............................     48,845               23.947713     1,169,726          98%
            Non-tax Qualified ...........................    117,449               23.947713     2,812,635          98%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ...............................     37,006               12.649846       468,120          20%
            Non-tax Qualified ...........................     53,488               12.649846       676,615          20%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ...............................     41,224               10.253920       422,708         (5)%
            Non-tax Qualified ...........................    113,232               10.253920     1,161,072         (5)%

         Victory VIF - Diversified Stock Fund -
         Class A:
            Tax Qualified ...............................     69,363               10.060160       697,803           1%(a)
            Non-tax Qualified ...........................    219,452               10.060160     2,207,722           1%(a)

         Victory VIF - Investment Quality Bond
         Fund - Class A:
            Tax Qualified ...............................     21,371                9.930934       212,234         (1)%(a)
            Non-tax Qualified ...........................     50,141                9.930934       497,947         (1)%(a)

         Victory VIF - Small Company
         Opportunity Fund - Class A:
            Tax Qualified ...............................      2,419                9.896766        23,940         (1)%(a)
            Non-tax Qualified ...........................     33,474                9.896766       331,284         (1)%(a)

         Warburg Pincus Trust -
         Growth & Income Portfolio:
         Tax Qualified ..................................     40,679               12.269490       499,111           5%
            Non-tax Qualified ...........................     35,459               12.269490       435,064           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ...............................     56,396               16.374564       923,460          52%
            Non-tax Qualified ...........................    319,083               16.374564     5,224,845          52%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ................................    23,863               20.579437       491,087          62%
            Non-tax Qualified ............................    51,497               20.579437     1,059,779          62%

      Asset fee @ 1.25% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................    32,451               14.485724       470,076          17%
            Non-tax Qualified ............................    73,685               14.485724     1,067,381          17%

         American Century VP -
         American Century VP International:
            Tax Qualified ................................    16,086               17.662250       284,115          62%
            Non-tax Qualified ............................    39,926               17.662250       705,183          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ................................    10,844               11.255628       122,056         (2)%
            Non-tax Qualified ............................    28,843               11.255628       324,646         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................    23,551               16.386683       385,923          28%
            Non-tax Qualified ............................    24,892               16.386683       407,897          28%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................   115,398               14.726559     1,699,415          19%
            Non-tax Qualified ............................   168,383               14.726559     2,479,702          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ................................    17,550               13.433832       235,764          10%
            Non-tax Qualified ............................    32,907               13.433832       442,067          10%

         Dreyfus VIF - European Equity Fund:
            Tax Qualified ................................     2,408               12.888550        31,036          29%(a)
            Non-tax Qualified ............................        83               12.888550         1,070          29%(a)

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ................................       407                9.787093         3,983         (2)%(a)
            Non-tax Qualified ............................       441                9.787093         4,316         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ................................    53,847               12.432231       669,438           5%
            Non-tax Qualified ............................   113,198               12.432231     1,407,304           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ................................    67,791               17.641868     1,195,960          36%
            Non-tax Qualified ............................   131,571               17.641868     2,321,158          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ................................    21,064               11.080460       233,399           7%
            Non-tax Qualified ............................    37,233               11.080460       412,559           7%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
      Fidelity VIP - Overseas Portfolio -
      Service Class:
            Tax Qualified .................................    6,292               15.890221        99,981          41%
            Non-tax Qualified .............................   47,996               15.890221       762,667          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified .................................   46,664               15.447579       720,846          23%
            Non-tax Qualified .............................   87,382               15.447579     1,349,840          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified .................................   21,257               12.777351       271,608           3%
            Non-tax Qualified .............................   33,643               12.777351       429,868           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified .................................      164               14.562396         2,388          28%
            Non-tax Qualified .............................      315               14.562396         4,587          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified .................................    3,364               10.728485        36,091           0%
            Non-tax Qualified .............................   12,442               10.728485       133,484           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified .................................   44,120               12.759401       562,945           3%
            Non-tax Qualified .............................   38,127               12.759401       486,478           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified .................................    1,513               13.954430        21,113          17%
            Non-tax Qualified .............................    2,255               13.954430        31,467          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified .................................    1,280               14.257588        18,250          21%
            Non-tax Qualified .............................   16,120               14.257588       229,832          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified .................................   31,768                9.809384       311,625         (4)%
            Non-tax Qualified .............................   45,842                9.809384       449,682         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified .................................    2,505               10.757403        26,947           2%
            Non-tax Qualified .............................    9,925               10.757403       106,767           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified .................................  114,913               10.482530     1,204,579           4%
            Non-tax Qualified .............................   84,738               10.482530       888,269           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified .................................      182               10.503468         1,912           0%
            Non-tax Qualified .............................    3,903               10.503468        40,995           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified .................................       82               14.634711         1,200          19%
            Non-tax Qualified .............................    3,058               14.634711        44,753          19%




                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified ..................................     681               20.331712        13,846         103%(a)
            Non-tax Qualified ..............................   3,667               20.331712        74,556         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ..................................   8,738               15.886176       138,813          26%
            Non-tax Qualified ..............................   7,074               15.886176       112,379          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ..................................   5,336               17.087592        91,179          42%
            Non-tax Qualified ..............................  15,997               17.087592       273,350          42%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ..................................  10,320               22.735718       234,633          82%
            Non-tax Qualified ..............................  26,153               22.735718       594,607          82%

         Nationwide SAT - Strategic Value Fund:
            Non-tax Qualified ..............................   6,717               11.941061        80,208         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ..................................  60,863               12.637807       769,175           6%
            Non-tax Qualified ..............................  40,210               12.637807       508,166           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ..................................   5,731               13.966839        80,044          13%
            Non-tax Qualified ..............................   8,235               13.966839       115,017          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ..................................   7,129               20.820318       148,428          52%
            Non-tax Qualified ..............................  21,720               20.820318       452,217          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ..................................   5,718               12.531553        71,655           6%
            Non-tax Qualified ..............................  31,254               12.531553       391,661           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ..................................  13,081               23.496887       307,363          81%
            Non-tax Qualified ..............................  35,413               23.496887       832,095          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ..................................  15,853               17.836627       282,764          40%
            Non-tax Qualified ..............................  38,019               17.836627       678,131          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ..................................  26,462               14.599387       386,329          20%
            Non-tax Qualified ..............................  74,917               14.599387     1,093,742          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ..................................   2,640               23.931619        63,179          98%
            Non-tax Qualified ..............................   7,039               23.931619       168,455          98%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ................................        57               12.641312           721          19%
            Non-tax Qualified ............................       695               12.641312         8,786          19%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ................................     1,283               10.247016        13,147         (5)%
            Non-tax Qualified ............................       557               10.247016         5,708         (5)%

         Victory VIF - Diversified Stock Fund -
         Class A:
            Non-tax Qualified ............................     4,891               10.057633        49,192           1%(a)

         Victory VIF - Investment Quality
         Bond Fund - Class A:
            Non-tax Qualified ............................       883                9.928452         8,767         (1)%(a)

         Victory VIF - Small Company
         Opportunity Fund - Class A:
            Non-tax Qualified ............................       772                9.894290         7,638         (1)%(a)

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ................................     3,436               12.261224        42,130           5%
            Non-tax Qualified ............................     1,916               12.261224        23,493           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ................................    18,145               16.363554       296,917          52%
            Non-tax Qualified ............................     7,363               16.363554       120,485          52%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ................................     3,938               20.565582        80,987          61%
            Non-tax Qualified ............................       175               20.565582         3,599          61%

      Asset fee @ 1.30% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................   107,904               14.475981     1,562,016          16%
            Non-tax Qualified ............................   108,159               14.475981     1,565,708          16%

         American Century VP -
         American Century VP International:
            Tax Qualified ................................    72,753               17.650383     1,284,118          62%
            Non-tax Qualified ............................   110,844               17.650383     1,956,439          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ................................    12,775               11.248045       143,694         (2)%
            Non-tax Qualified ............................    28,730               11.248045       323,156         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................    66,205               16.375662     1,084,151          28%
            Non-tax Qualified ............................    61,114               16.375662     1,000,782          28%


                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Dreyfus Stock Index Fund:
            Tax Qualified .............................      684,723               14.716647    10,076,827          19%
            Non-tax Qualified .........................    1,041,506               14.716647    15,327,476          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified .............................      124,739               13.424790     1,674,595          10%
            Non-tax Qualified .........................      114,009               13.424790     1,530,547          10%

         Dreyfus VIF - European Equity Fund:
            Tax Qualified .............................        1,134               12.886864        14,614          29%(a)
            Non-tax Qualified .........................        3,490               12.886864        44,975          29%(a)

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified .............................       19,483                9.783812       190,618          (2)%(a)
            Non-tax Qualified .........................       15,280                9.783812       149,497          (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified .............................      173,109               12.423854     2,150,681           5%
            Non-tax Qualified .........................      182,235               12.423854     2,264,061           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified .............................      348,114               17.630000     6,137,250          36%
            Non-tax Qualified .........................      551,381               17.630000     9,720,847          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified .............................      132,077               11.072984     1,462,487           7%
            Non-tax Qualified .........................      147,420               11.072984     1,632,379           7%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified .............................       86,682               15.879549     1,376,471          41%
            Non-tax Qualified .........................      124,203               15.879549     1,972,288          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified .............................      198,360               15.437189     3,062,121          23%
            Non-tax Qualified .........................      274,482               15.437189     4,237,231          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified .............................       89,914               12.768758     1,148,090           3%
            Non-tax Qualified .........................      105,265               12.768758     1,344,103           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified .............................        3,978               14.552579        57,890          28%
            Non-tax Qualified .........................        6,216               14.552579        90,459          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified .............................       17,631               10.721257       189,026           0%
            Non-tax Qualified .........................       45,688               10.721257       489,833           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified .............................      104,562               12.750810     1,333,250           3%
            Non-tax Qualified .........................      341,164               12.750810     4,350,117           3%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Equity Income Fund:
            Tax Qualified .............................        7,226               13.945030       100,767          17%
            Non-tax Qualified .........................       19,226               13.945030       268,107          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified .............................       46,323               14.247974       660,009          21%
            Non-tax Qualified .........................       71,266               14.247974     1,015,396          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified .............................      247,182                9.802780     2,423,071         (4)%
            Non-tax Qualified .........................      321,361                9.802780     3,150,231         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified .............................       46,078               10.750149       495,345           2%
            Non-tax Qualified .........................       70,255               10.750149       755,252           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified .............................    1,182,057               10.475448    12,382,577           3%
            Non-tax Qualified .........................    1,157,296               10.475448    12,123,194           3%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified .............................       48,359               10.496386       507,595           0%
            Non-tax Qualified .........................       61,675               10.496386       647,365           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified .............................        2,041               14.624858        29,849          19%
            Non-tax Qualified .........................        8,874               14.624858       129,781          19%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified .............................        4,379               20.324927        89,003         103%(a)
            Non-tax Qualified .........................        8,148               20.324927       165,608         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified .............................       30,908               15.875478       490,679          26%
            Non-tax Qualified .........................       61,322               15.875478       973,516          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified .............................       21,696               17.076087       370,483          42%
            Non-tax Qualified .........................       31,159               17.076087       532,074          42%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified .............................       57,952               22.720430     1,316,694          82%
            Non-tax Qualified .........................      103,969               22.720430     2,362,220          82%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified .............................        8,003               11.933031        95,500         (4)%
            Non-tax Qualified .........................        9,946               11.933031       118,686         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified .............................      180,091               12.629301     2,274,423           6%
            Non-tax Qualified .........................      176,065               12.629301     2,223,578           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified .............................       61,265               13.957433       855,102          13%
            Non-tax Qualified .........................       40,640               13.957433       567,230          13%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ...............................     29,312               20.806301       609,874          52%
            Non-tax Qualified ...........................     44,345               20.806301       922,655          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ...............................     47,275               12.523110       592,030           6%
            Non-tax Qualified ...........................     36,245               12.523110       453,900           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ...............................     45,369               23.481073     1,065,313          81%
            Non-tax Qualified ...........................     63,400               23.481073     1,488,700          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ...............................    155,303               17.824624     2,768,218          40%
            Non-tax Qualified ...........................    170,308               17.824624     3,035,676          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ...............................     75,394               14.589572     1,099,966          20%
            Non-tax Qualified ...........................    111,371               14.589572     1,624,855          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ...............................     11,607               23.915562       277,588          98%
            Non-tax Qualified ...........................     22,452               23.915562       536,952          98%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
         Tax Qualified ..................................     21,175               12.632809       267,500          19%
            Non-tax Qualified ...........................     15,744               12.632809       198,891          19%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ...............................      3,301               10.240102        33,803         (5)%
            Non-tax Qualified ...........................     10,725               10.240102       109,825         (5)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ...............................      2,960               12.252980        36,269           5%
            Non-tax Qualified ...........................     12,757               12.252980       156,311           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ...............................      3,141               16.352558        51,363          51%
            Non-tax Qualified ...........................     15,682               16.352558       256,441          51%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ...............................      5,441               20.551766       111,822          61%
            Non-tax Qualified ...........................      2,687               20.551766        55,223          61%

      Asset fee @ 1.35% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ...............................     21,978               14.562313       320,051          16%
            Non-tax Qualified ...........................     41,898               14.562313       610,132          16%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         American Century VP -
         American Century VP International:
            Tax Qualified .............................        4,011               19.508116        78,247          62%
            Non-tax Qualified .........................       11,717               19.508116       228,577          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified .............................        2,318               11.026014        25,558         (2)%
            Non-tax Qualified .........................        4,673               11.026014        51,525         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified .............................       24,037               16.395915       394,109          28%
            Non-tax Qualified .........................       17,768               16.395915       291,323          28%

         Dreyfus Stock Index Fund:
            Tax Qualified .............................       65,993               14.820270       978,034          19%
            Non-tax Qualified .........................      129,850               14.820270     1,924,412          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified .............................          987               13.614453        13,437          10%
            Non-tax Qualified .........................        9,554               13.614453       130,072          10%

         Dreyfus VIF - European Equity Fund:
            Tax Qualified .............................        1,169               12.885161        15,063          29%(a)
            Non-tax Qualified .........................          520               12.885161         6,700          29%(a)

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified .............................        1,186                9.780523        11,600         (2)%(a)
            Non-tax Qualified .........................        4,341                9.780523        42,457         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified .............................       16,260               12.371310       201,158           5%
            Non-tax Qualified .........................       53,639               12.371310       663,585           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified .............................       31,835               17.479679       556,466          35%
            Non-tax Qualified .........................       80,540               17.479679     1,407,813          35%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified .............................       15,278               11.220168       171,422           7%
            Non-tax Qualified .........................       31,375               11.220168       352,033           7%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified .............................       16,878               17.117558       288,910          41%
            Non-tax Qualified .........................       15,165               17.117558       259,588          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified .............................       14,384               15.663065       225,298          22%
            Non-tax Qualified .........................       65,942               15.663065     1,032,854          22%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ...............................      4,087               12.643267        51,673           3%
            Non-tax Qualified ...........................     32,098               12.643267       405,824           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Non-tax Qualified ...........................        676               14.534982         9,826          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ...............................      7,484               10.618109        79,466           0%
            Non-tax Qualified ...........................     10,580               10.618109       112,340           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ...............................     30,426               12.788549       389,104           3%
            Non-tax Qualified ...........................     21,206               12.788549       271,194           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ...............................        898               13.838584        12,427          17%
            Non-tax Qualified ...........................      3,836               13.838584        53,085          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ...............................      5,540               14.799960        81,992          21%
            Non-tax Qualified ...........................      8,676               14.799960       128,404          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ...............................     21,775                9.485894       206,555         (4)%
            Non-tax Qualified ...........................     88,782                9.485894       842,177         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ...............................      7,431               10.519004        78,167           2%
            Non-tax Qualified ...........................      8,672               10.519004        91,221           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ...............................     53,049               10.435669       553,602           3%
            Non-tax Qualified ...........................    206,770               10.435669     2,157,783           3%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ...............................      4,503               10.258279        46,193           0%
            Non-tax Qualified ...........................     10,846               10.258279       111,261           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ...............................      1,785               14.608445        26,076          19%
            Non-tax Qualified ...........................      1,200               14.608445        17,530          19%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified ...............................        373               20.318124         7,579         103%(a)
            Non-tax Qualified ...........................         63               20.318124         1,280         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ...............................      1,206               16.339365        19,705          26%
            Non-tax Qualified ...........................     11,351               16.339365       185,468          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ...............................      6,539               17.213333       112,558          42%
            Non-tax Qualified ...........................      6,103               17.213333       105,053          42%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ................................       427               23.075929         9,853          82%
            Non-tax Qualified ............................     7,750               23.075929       178,838          82%

         Nationwide SAT - Strategic Value Fund:
            Non-tax Qualified ............................     5,161               12.450334        64,256         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ................................    23,816               12.644908       301,151           5%
            Non-tax Qualified ............................    35,963               12.644908       454,749           5%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ................................     5,332               14.602403        77,860          13%
            Non-tax Qualified ............................     8,307               14.602403       121,302          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ................................     3,548               21.358908        75,781          52%
            Non-tax Qualified ............................     7,645               21.358908       163,289          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ................................     5,745               12.552194        72,112           6%
            Non-tax Qualified ............................    27,019               12.552194       339,148           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ................................     1,068               23.879534        25,503          81%
            Non-tax Qualified ............................     1,635               23.879534        39,043          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ................................     7,034               18.497677       130,113          40%
            Non-tax Qualified ............................    35,537               18.497677       657,352          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ................................     4,550               14.807604        67,375          20%
            Non-tax Qualified ............................    11,754               14.807604       174,049          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ................................     4,785               24.947866       119,376          98%
            Non-tax Qualified ............................     5,229               24.947866       130,452          98%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ................................       362               11.832203         4,283          19%
            Non-tax Qualified ............................     3,217               11.832203        38,064          19%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ................................       439                9.918143         4,354         (5)%
            Non-tax Qualified ............................     2,722                9.918143        26,997         (5)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Non-tax Qualified ............................       666               12.460330         8,299           5%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ..............................         631               17.474463        11,026          51%
            Non-tax Qualified ..........................       3,077               17.474463        53,769          51%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ..............................       1,481               20.695562        30,650          61%
            Non-tax Qualified ..........................       1,853               20.695562        38,349          61%

      Asset fee @ 1.40% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ..............................       6,866               14.553111        99,922          16%
            Non-tax Qualified ..........................       1,803               14.553111        26,239          16%

         American Century VP -
         American Century VP International:
            Tax Qualified ..............................       5,609               19.495801       109,352          62%
            Non-tax Qualified ..........................       2,055               19.495801        40,064          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ..............................       5,362               11.019041        59,084         (2)%
            Non-tax Qualified ..........................       2,563               11.019041        28,242         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ..............................       2,832               16.385550        46,404          28%
            Non-tax Qualified ..........................       4,225               16.385550        69,229          28%

         Dreyfus Stock Index Fund:
            Tax Qualified ..............................      58,371               14.810885       864,526          19%
            Non-tax Qualified ..........................      14,182               14.810885       210,048          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ..............................      19,504               13.605834       265,368          10%
            Non-tax Qualified ..........................       3,244               13.605834        44,137          10%

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ..............................           8                9.777237            78         (2)%(a)
            Non-tax Qualified ..........................         174                9.777237         1,701         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ..............................      12,284               12.363474       151,873           5%
            Non-tax Qualified ..........................       7,210               12.363474        89,141           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ..............................      33,817               17.468631       590,737          35%
            Non-tax Qualified ..........................      11,807               17.468631       206,252          35%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ..............................       1,729               11.213084        19,387           7%
            Non-tax Qualified ..........................       5,530               11.213084        62,008           7%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified ..............................         730               17.106743        12,488          40%
            Non-tax Qualified ..........................       1,826               17.106743        31,237          40%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ..............................      13,606               15.653161       212,977          22%
            Non-tax Qualified ..........................       5,351               15.653161        83,760          22%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ..............................       8,255               12.635267       104,304           3%
            Non-tax Qualified ..........................       2,412               12.635267        30,476           3%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ..............................       2,247               10.611396        23,844         (1)%
            Non-tax Qualified ..........................         317               10.611396         3,364         (1)%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ..............................      31,154               12.780450       398,162           3%
            Non-tax Qualified ..........................      15,231               12.780450       194,659           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ..............................         654               13.829829         9,045          17%
            Non-tax Qualified ..........................       1,566               13.829829        21,658          17%

         Nationwide SAT - Global Equity Fund:
            Non-tax Qualified ..........................       1,502               14.790595        22,215          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ..............................       5,335                9.479885        50,575         (4)%
            Non-tax Qualified ..........................       2,731                9.479885        25,890         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ..............................       2,780               10.512337        29,224           2%
            Non-tax Qualified ..........................          84               10.512337           883           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ..............................       4,154               10.429048        43,322           3%
            Non-tax Qualified ..........................       1,374               10.429048        14,330           3%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ..............................         935               10.251777         9,585           0%
            Non-tax Qualified ..........................          68               10.251777           697           0%

         Nationwide SAT -
            Select Advisers Mid Cap Fund:
            Tax Qualified ..............................         871               14.599208        12,716          19%

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ..............................       1,066               16.329040        17,407          26%
            Non-tax Qualified ..........................       1,813               16.329040        29,605          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ..............................       1,566               17.202461        26,939          42%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ................................     2,853               23.061361        65,794          82%
            Non-tax Qualified ............................       540               23.061361        12,453          82%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ................................     2,417               12.442449        30,073         (4)%
            Non-tax Qualified ............................       981               12.442449        12,206         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ................................    53,495               12.636905       676,011           5%
            Non-tax Qualified ............................    17,353               12.636905       219,288           5%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ................................     1,157               14.593171        16,884          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ................................     4,508               21.345408        96,225          52%
            Non-tax Qualified ............................     1,022               21.345408        21,815          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ................................     4,022               12.544255        50,453           6%
            Non-tax Qualified ............................       752               12.544255         9,433           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ................................     2,253               23.864429        53,767          81%
            Non-tax Qualified ............................     2,302               23.864429        54,936          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ................................    11,468               18.485985       211,997          40%
            Non-tax Qualified ............................     6,224               18.485985       115,057          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ................................    16,970               14.798240       251,126          20%
            Non-tax Qualified ............................     5,156               14.798240        76,300          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ................................     1,166               24.932117        29,071          97%
            Non-tax Qualified ............................       592               24.932117        14,760          97%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ................................     2,497               11.824722        29,526          19%
            Non-tax Qualified ............................       221               11.824722         2,613          19%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ................................       250                9.911855         2,478         (5)%
            Non-tax Qualified ............................       889                9.911855         8,812         (5)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ................................     4,826               12.452445        60,095           5%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURNL(b)
                                                           ---------              -----------                  ---------
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ................................       451               17.463426         7,876          51%
            Non-tax Qualified ............................       202               17.463426         3,528          51%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ................................       980               20.682481        20,269          61%
            Non-tax Qualified ............................       179               20.682481         3,702          61%

      Asset fee @ 1.45% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................       414               14.543892         6,021          16%
            Non-tax Qualified ............................     2,924               14.543892        42,526          16%

         American Century VP -
         American Century VP International:
            Tax Qualified ................................     2,509               19.483474        48,884          62%
            Non-tax Qualified ............................     3,787               19.483474        73,784          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ................................     1,405               11.012072        15,472         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................     4,973               16.375184        81,434          28%
            Non-tax Qualified ............................    12,145               16.375184       198,877          28%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................    24,817               14.801530       367,330          19%
            Non-tax Qualified ............................    33,993               14.801530       503,148          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ................................     4,035               13.597232        54,865          10%
            Non-tax Qualified ............................     2,220               13.597232        30,186          10%

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ................................        52                9.773948           508         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ................................     6,732               12.355641        83,178           5%
            Non-tax Qualified ............................    20,584               12.355641       254,329           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ................................    11,174               17.457597       195,071          35%
            Non-tax Qualified ............................    11,399               17.457597       198,999          35%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ................................     1,302               11.205978        14,590           7%
            Non-tax Qualified ............................     1,902               11.205978        21,314           7%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified ...............................      1,185               17.095933        20,259          40%
            Non-tax Qualified ...........................        320               17.095933         5,471          40%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ...............................      5,156               15.643260        80,657          22%
            Non-tax Qualified ...........................      2,495               15.643260        39,030          22%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ...............................        848               12.627255        10,708           3%
            Non-tax Qualified ...........................        635               12.627255         8,018           3%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ...............................      3,235               10.604669        34,306         (1)%
            Non-tax Qualified ...........................      1,697               10.604669        17,996         (1)%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ...............................      5,318               12.772360        67,923           3%
            Non-tax Qualified ...........................      8,223               12.772360       105,027           3%

         Nationwide SAT - Equity Income Fund:
            Non-tax Qualified ...........................        230               13.821079         3,179          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ...............................      1,409               14.781243        20,827          21%
            Non-tax Qualified ...........................        298               14.781243         4,405          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ...............................      2,805                9.473867        26,574         (4)%
            Non-tax Qualified ...........................     25,195                9.473867       238,694         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ...............................      1,761               10.505688        18,501           2%
            Non-tax Qualified ...........................        522               10.505688         5,484           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ...............................     17,714               10.422427       184,623           3%
            Non-tax Qualified ...........................      9,674               10.422427       100,827           3%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ...............................        332               10.245290         3,401           0%
            Non-tax Qualified ...........................        414               10.245290         4,242           0%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified ...............................      1,671               20.304522        33,929         103%(a)
            Non-tax Qualified ...........................        199               20.304522         4,041         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ...............................      2,229               16.318704        36,374          26%
            Non-tax Qualified ...........................        722               16.318704        11,782          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ...............................        735               17.191574        12,636          42%
            Non-tax Qualified ...........................        107               17.191574         1,839          42%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified .................................    4,278               23.046789        98,594          82%
            Non-tax Qualified .............................      909               23.046789        20,950          82%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified .................................    2,281               12.434581        28,363         (4)%
            Non-tax Qualified .............................      644               12.434581         8,008         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified .................................   15,219               12.628895       192,199           5%
            Non-tax Qualified .............................   29,418               12.628895       371,517           5%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified .................................    1,068               14.583938        15,576          13%
            Non-tax Qualified .............................      416               14.583938         6,067          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified .................................    1,230               21.331920        26,238          52%
            Non-tax Qualified .............................    1,717               21.331920        36,627          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified .................................    4,900               12.536312        61,428           6%
            Non-tax Qualified .............................    1,254               12.536312        15,721           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified .................................    1,448               23.849355        34,534          81%
            Non-tax Qualified .............................   24,213               23.849355       577,464          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified .................................    3,780               18.474301        69,833          40%
            Non-tax Qualified .............................      167               18.474301         3,085          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified .................................    6,006               14.788879        88,822          20%
            Non-tax Qualified .............................    5,080               14.788879        75,128          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Non-tax Qualified .............................   15,963               24.916384       397,740          97%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified .................................      175               11.817233         2,068          19%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified .................................      576               17.452381        10,053          51%
            Non-tax Qualified .............................      160               17.452381         2,792          51%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
      Asset fee @ 1.50% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................     3,663               14.534695        53,241          16%
            Non-tax Qualified ............................     6,265               14.534695        91,060          16%

         American Century VP -
         American Century VP International:
            Tax Qualified ................................     8,561               19.471172       166,693          62%
            Non-tax Qualified ............................    26,531               19.471172       516,590          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ................................     3,088               11.005082        33,984         (2)%
            Non-tax Qualified ............................     4,545               11.005082        50,018         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................     4,710               16.364824        77,078          28%
            Non-tax Qualified ............................     6,899               16.364824       112,901          28%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................    23,916               14.792159       353,769          19%
            Non-tax Qualified ............................   161,203               14.792159     2,384,540          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ................................     4,670               13.588614        63,459          10%
            Non-tax Qualified ............................    13,830               13.588614       187,931          10%

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ................................       836                9.770666         8,168         (2)%(a)
            Non-tax Qualified ............................       709                9.770666         6,927         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ................................     6,909               12.347825        85,311           5%
            Non-tax Qualified ............................    22,337               12.347825       275,813           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ................................    14,697               17.446540       256,412          35%
            Non-tax Qualified ............................    48,559               17.446540       847,187          35%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ................................     5,498               11.198884        61,571           6%
            Non-tax Qualified ............................     5,829               11.198884        65,278           6%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified ................................     5,314               17.085125        90,790          40%
            Non-tax Qualified ............................     5,076               17.085125        86,724          40%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ................................    13,326               15.633362       208,330          22%
            Non-tax Qualified ............................    46,095               15.633362       720,620          22%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ................................     1,253               12.619265        15,812           3%
            Non-tax Qualified ............................    10,842               12.619265       136,818           3%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ................................     1,182               10.597955        12,527         (1)%
            Non-tax Qualified ............................     5,274               10.597955        55,894         (1)%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ................................     8,204               12.764281       104,718           3%
            Non-tax Qualified ............................    21,195               12.764281       270,539           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ................................     3,142               13.812331        43,398          17%
            Non-tax Qualified ............................       506               13.812331         6,989          17%

         Nationwide SAT - Global Equity Fund:
            Non-tax Qualified ............................     2,864               14.771891        42,307          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ................................       594                9.467860         5,624         (4)%
            Non-tax Qualified ............................    15,319                9.467860       145,038         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ................................     1,397               10.499020        14,667           2%
            Non-tax Qualified ............................     4,971               10.499020        52,191           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ................................    27,321               10.415808       284,570           3%
            Non-tax Qualified ............................    71,293               10.415808       742,574           3%

        Nationwide SAT -
         Multi Sector Bond Fund:
            Non-tax Qualified ............................       510               10.238786         5,222           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ................................        95               14.580726         1,385          19%
            Non-tax Qualified ............................       828               14.580726        12,073          19%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Non-tax Qualified ............................    15,068               20.297724       305,846         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ................................     1,330               16.308373        21,690          26%
            Non-tax Qualified ............................    12,715               16.308373       207,361          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ................................     1,878               17.180698        32,265          42%
            Non-tax Qualified ............................     5,539               17.180698        95,164          42%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ................................     2,548               23.032196        58,686          82%
            Non-tax Qualified ............................    14,951               23.032196       344,354          82%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Strategic Value Fund:
            Tax Qualified .................................    6,036               12.426696        75,008         (5)%
            Non-tax Qualified .............................      415               12.426696         5,157         (5)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified .................................    4,117               12.620906        51,960           5%
            Non-tax Qualified .............................   13,709               12.620906       173,020           5%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Non-tax Qualified .............................    4,796               14.574691        69,900          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified .................................    2,024               21.318413        43,148          52%
            Non-tax Qualified .............................    5,716               21.318413       121,856          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified .................................       14               12.528364           175           6%
            Non-tax Qualified .............................    3,727               12.528364        46,693           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified .................................    1,951               23.834283        46,501          81%
            Non-tax Qualified .............................   21,397               23.834283       509,982          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified .................................   10,109               18.462618       186,639          40%
            Non-tax Qualified .............................   11,501               18.462618       212,339          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified .................................    6,327               14.779520        93,510          20%
            Non-tax Qualified .............................   11,838               14.779520       174,960          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Non-tax Qualified .............................      338               24.900624         8,416          97%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Non-tax Qualified .............................      296               11.809742         3,496          19%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Non-tax Qualified .............................      414                9.899304         4,098         (5)%

         Victory VIF - Diversified Stock Fund -
         Class A:
            Tax Qualified .................................    1,414               10.045034        14,204           0%(a)
            Non-tax Qualified .............................    3,685               10.045034        37,016           0%(a)

         Victory VIF - Investment Quality
         Bond Fund - Class A:
            Tax Qualified .................................      390                9.916014         3,867         (1)%(a)

         Victory VIF - Small Company
         Opportunity Fund - Class A:
            Tax Qualified .................................      208                9.881888         2,055         (1)%(a)
            Non-tax Qualified .............................      638                9.881888         6,305         (1)%(a)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified .................................       88               12.436688         1,094           5%
            Non-tax Qualified .............................    3,500               12.436688        43,528           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified .................................      455               17.441358         7,936          51%
            Non-tax Qualified .............................    1,102               17.441358        19,220          51%

      Asset fee @ 1.55% rate:

         American Century VP -
         American Century VP International:
            Non-tax Qualified .............................      175               19.458849         3,405          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified .................................    3,076               10.998104        33,830         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified .................................       90               16.354471         1,472          28%
            Non-tax Qualified .............................       90               16.354471         1,472          28%

         Dreyfus Stock Index Fund:
            Tax Qualified .................................    2,465               14.782794        36,440          19%
            Non-tax Qualified .............................    1,115               14.782794        16,483          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Non-tax Qualified .............................      337               13.580004         4,576          10%

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified .................................    2,679               12.339995        33,059           5%
            Non-tax Qualified .............................    3,242               12.339995        40,006           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified .................................    2,316               17.435504        40,381          35%
            Non-tax Qualified .............................      405               17.435504         7,061          35%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Non-tax Qualified .............................      718               11.191773         8,036           6%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Non-tax Qualified .............................      190               17.074312         3,244          40%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified .................................    3,468               15.623458        54,182          22%
            Non-tax Qualified .............................      873               15.623458        13,639          22%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified .................................    3,980               12.611273        50,193           3%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ................................     4,822               12.756184        61,510           3%
            Non-tax Qualified ............................     1,555               12.756184        19,836           3%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ................................     2,000               14.762540        29,525          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ................................       139                9.461864         1,315         (4)%
            Non-tax Qualified ............................       426                9.461864         4,031         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Non-tax Qualified ............................       327               10.492359         3,431           2%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ................................     2,028               14.571500        29,551          19%

         Nationwide SAT - Strategic Growth Fund:
            Non-tax Qualified ............................        69               23.017640         1,588          82%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ................................     7,634               12.612898        96,287           5%
            Non-tax Qualified ............................       582               12.612898         7,341           5%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Non-tax Qualified ............................     1,377               14.565469        20,057          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ................................     1,708               21.304943        36,389          52%
            Non-tax Qualified ............................       235               21.304943         5,007          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Non-tax Qualified ............................       293               12.520433         3,668           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Non-tax Qualified ............................       144               23.819210         3,430          81%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ................................     3,469               14.770155        51,238          20%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Non-tax Qualified ............................       366               12.428801         4,549           5%

      Asset fee @ 1.60% rate:

         American Century VP -
         American Century VP International:
            Non-tax Qualified ............................        15               19.446544           292          61%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Non-tax Qualified ............................       160               16.344103         2,615          28%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------

         Dreyfus Stock Index Fund:
            Non-tax Qualified ............................     1,231               14.773416        18,186          19%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Non-tax Qualified ............................     1,135               17.424460        19,777          35%

         Nationwide SAT -
         Capital Appreciation Fund:
            Non-tax Qualified ............................     1,104               12.748099        14,074           3%

         Nationwide SAT -
         Government Bond Fund:
            Non-tax Qualified ............................       213                9.455873         2,014         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Non-tax Qualified ............................       131               10.485712         1,374           2%

         Nationwide SAT - Small Cap Value Fund:
            Non-tax Qualified ............................        68               16.287722         1,108          26%

         Nationwide SAT - Strategic Growth Fund:
            Non-tax Qualified ............................        74               23.003080         1,702          82%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Non-tax Qualified ............................     1,078               18.439240        19,878          39%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Non-tax Qualified ............................        78               17.419297         1,359          51%

      Asset fee @ 1.65% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................       158               14.507084         2,292          16%
            Non-tax Qualified ............................     3,473               14.507084        50,383          16%

         American Century VP -
         American Century VP International:
            Tax Qualified ................................     1,878               19.434239        36,498          61%
            Non-tax Qualified ............................       469               19.434239         9,115          61%

         American Century VP -
         American Century VP Value:
            Tax Qualified ................................     3,221               10.984159        35,380         (2)%
            Non-tax Qualified ............................     1,409               10.984159        15,477         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................     6,744               16.333747       110,155          28%
            Non-tax Qualified ............................       779               16.333747        12,724          28%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................     4,680               14.764046        69,096          19%
            Non-tax Qualified ............................     5,396               14.764046        79,667          19%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified .................................       75               13.562791         1,017          10%
            Non-tax Qualified .............................      234               13.562791         3,174          10%

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Non-tax Qualified .............................      594                9.760781         5,798         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified .................................    3,726               12.324339        45,920           5%
            Non-tax Qualified .............................    6,993               12.324339        86,184           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified .................................   23,480               17.413426       408,867          35%
            Non-tax Qualified .............................   30,916               17.413426       538,353          35%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified .................................    2,133               11.177582        23,842           6%
            Non-tax Qualified .............................    1,087               11.177582        12,150           6%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified .................................      594               17.052691        10,129          40%
            Non-tax Qualified .............................      277               17.052691         4,724          40%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified .................................    1,471               15.603664        22,953          22%
            Non-tax Qualified .............................   12,941               15.603664       201,927          22%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified .................................    1,795               12.595275        22,609           2%
            Non-tax Qualified .............................    3,112               12.595275        39,196           2%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified .................................      388               14.479873         5,618          27%

         Nationwide SAT - Balanced Fund:
            Tax Qualified .................................    1,116               10.577794        11,805         (1)%
            Non-tax Qualified .............................       60               10.577794           635         (1)%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified .................................    8,335               12.740010       106,188           3%
            Non-tax Qualified .............................   11,336               12.740010       144,421           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified .................................       32               13.786084           441          17%
            Non-tax Qualified .............................      658               13.786084         9,071          17%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified .................................   10,206                9.449856        96,445         (4)%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT -
         High Income Bond Fund:
            Non-tax Qualified .............................    1,098               10.479056        11,506           1%

         Nationwide SAT - Money Market Fund:
            Tax Qualified .................................    3,546               10.395950        36,864           3%
            Non-tax Qualified .............................   10,669               10.395950       110,914           3%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Non-tax Qualified .............................    1,554               10.219313        15,881           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified .................................      120               14.553031         1,746          19%

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified .................................      872               16.277398        14,194          26%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified .................................      228               22.988509         5,241          82%
            Non-tax Qualified .............................      428               22.988509         9,839          82%
         Nationwide SAT - Strategic Value Fund:
            Non-tax Qualified .............................      195               12.403079         2,419         (5)%
         Nationwide SAT - Total Return Fund:
            Tax Qualified .................................      495               12.596911         6,235           5%
            Non-tax Qualified .............................    1,567               12.596911        19,739           5%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Non-tax Qualified .............................      156               14.547000         2,269          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified .................................      271               21.277954         5,766          51%
            Non-tax Qualified .............................      256               21.277954         5,447          51%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified .................................      380               12.504542         4,752           6%
            Non-tax Qualified .............................      845               12.504542        10,566           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified .................................    3,311               23.789077        78,766          81%
            Non-tax Qualified .............................    2,068               23.789077        49,196          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified .................................      235               18.427568         4,330          39%
            Non-tax Qualified .............................    1,733               18.427568        31,935          39%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified .................................   17,731               14.751442       261,558          20%
            Non-tax Qualified .............................    1,074               14.751442        15,843          20%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ................................       616               24.853443        15,310          97%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ................................       423               11.787279         4,986          19%

         Victory VIF - Diversified Stock Fund -
         Class A:
            Non-tax Qualified ............................     1,948               10.037475        19,553           0%(a)

         Victory VIF - Investment Quality
         Bond Fund - Class A:
            Non-tax Qualified ............................       750                9.908553         7,431         (1)%(a)

         Victory VIF - Small Company
         Opportunity Fund - Class A:
            Non-tax Qualified ............................       432                9.874460         4,266         (1)%(a)

         Warburg Pincus Trust -
         International Equity Portfolio:
            Non-tax Qualified ............................       531               17.408242         9,244          51%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Non-tax Qualified ............................        23               20.617144           474          61%

      Asset fee @ 1.70% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................        48               10.894734           523           9%
            Non-tax Qualified ............................       169               10.894734         1,841           9%

         American Century VP -
         American Century VP International:
            Non-tax Qualified ............................        48               15.314929           735          53%

         American Century VP -
         American Century VP Value:
            Non-tax Qualified ............................        49                8.780117           430        (12)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................       256               11.868131         3,038          19%
            Non-tax Qualified ............................       330               11.868131         3,916          19%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................     2,986               10.794215        32,232           8%
            Non-tax Qualified ............................       508               10.794215         5,483           8%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ................................       584               10.184154         5,948           2%
            Non-tax Qualified ............................        38               10.184154           387           2%

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ................................       305                9.309967         2,840         (7)%
            Non-tax Qualified ............................       459                9.309967         4,273         (7)%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ................................     5,243               12.322268        64,606          23%
            Non-tax Qualified ............................       474               12.322268         5,841          23%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Non-tax Qualified ............................       254               13.058898         3,317          31%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ................................     2,571               11.278366        28,997          13%
            Non-tax Qualified ............................       455               11.278366         5,132          13%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ................................       122                9.869824         1,204         (1)%
            Non-tax Qualified ............................        68                9.869824           671         (1)%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ................................        77                9.481422           730         (5)%

         Nationwide SAT -
         Capital Appreciation Fund:
            Non-tax Qualified ............................       110                9.707627         1,068         (3)%

         Nationwide SAT - Equity Income Fund:
            Non-tax Qualified ............................       102               10.778958         1,099           8%

         Nationwide SAT - Money Market Fund:
            Non-tax Qualified ............................       599               10.209430         6,115           2%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Non-tax Qualified ............................        12               20.270503           243         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Non-tax Qualified ............................        20               11.697140           234          17%

         Nationwide SAT - Small Company Fund:
            Non-tax Qualified ............................       237               14.124755         3,348          41%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ................................         5               14.658438            73          47%
            Non-tax Qualified ............................       121               14.658438         1,774          47%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ................................       298                9.851989         2,936         (1)%
            Non-tax Qualified ............................       146                9.851989         1,438         (1)%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Non-tax Qualified ............................        22                9.968645           219           0%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ................................        19               15.264119           290          53%
            Non-tax Qualified ............................        99               15.264119         1,511          53%


                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Neuberger & Berman AMT -
         Partners Portfolio:
            Non-tax Qualified ..............................      23                9.504551           219         (5)%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ..................................     429               16.070617         6,894          61%
            Non-tax Qualified ..............................      15               16.070617           241          61%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ..................................     485               12.759449         6,188          28%
            Non-tax Qualified ..............................     176               12.759449         2,246          28%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ..................................   2,487               10.784586        26,821           8%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Non-tax Qualified ..............................      16               15.596564           250          56%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Non-tax Qualified ..............................      23                9.987144           230           0%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Non-tax Qualified ..............................     125                9.340613         1,168         (7)%

      Asset fee @ 1.75% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ..................................     375               10.891060         4,084           9%

         American Century VP -
         American Century VP Value:
            Tax Qualified ..................................     132                8.777154         1,159        (12)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ..................................     194               11.864126         2,302          19%

         Dreyfus Stock Index Fund:
            Tax Qualified ..................................     820               10.790571         8,848           8%
            Non-tax Qualified ..............................   1,372               10.790571        14,805           8%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ..................................     192               10.180717         1,955           2%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ..................................     205               12.318116         2,525          23%
            Non-tax Qualified ..............................   7,228               12.318116        89,035          23%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ..................................     153               11.274564         1,725          13%
            Non-tax Qualified ..............................     625               11.274564         7,047          13%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ................................       133                9.866489         1,312         (1)%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ................................       191               10.775320         2,058           8%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ................................       235                9.731842         2,287         (3)%

         Nationwide SAT - Money Market Fund:
            Non-tax Qualified ............................     3,456               10.205942        35,272           2%

         Nationwide SAT - Small Company Fund:
            Non-tax Qualified ............................     1,202               14.120006        16,972          41%

         Nationwide SAT - Total Return Fund:
            Non-tax Qualified ............................     1,503                9.848668        14,803         (2)%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Non-tax Qualified ............................       424               16.065210         6,812          61%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ................................       183               12.755147         2,334          28%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ................................        41               10.780952           442           8%
            Non-tax Qualified ............................       504               10.780952         5,434           8%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Non-tax Qualified ............................     1,471                9.009528        13,253        (10)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ................................        53                9.337456           495         (7)%

      Asset fee @ 1.80% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................     2,334               10.887381        25,411           9%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................     2,591               11.860138        30,730          19%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................     3,195               10.786928        34,464           8%
            Non-tax Qualified ............................     1,636               10.786928        17,647           8%

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ................................       646                9.303685         6,010         (7)%
            Non-tax Qualified ............................     3,863                9.303685        35,940         (7)%


                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                  ANNUAL
                                                             UNITS                UNIT VALUE                     RETURN(b)
                                                           ---------              -----------                    ---------
         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ...............................      5,519               12.313961          67,961          23%
            Non-tax Qualified ...........................        268               12.313961           3,300          23%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ...............................        378               11.270766           4,260          13%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ...............................      1,929                9.863165          19,026          (1)%
            Non-tax Qualified ...........................        311                9.863165           3,067          (1)%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ...............................      3,065                9.701077          29,734          (3)%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ...............................        308               14.115240           4,347          41%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ...............................        995                8.542404           8,500         (15)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ...............................         30                9.845340             295          (2)%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ...............................      5,062               12.750840          64,545          28%
            Non-tax Qualified ...........................        270               12.750840           3,443          28%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Non-tax Qualified ...........................      1,312               10.777319          14,140           8%

         Nationwide SAT -
         Select Advisers Small Cap Growth Fund:
            Initial funding by depositor ................    100,000               20.501257       2,050,126         105%(a)

         Victory VIF - Diversified Stock Fund -
         Class A:
            Initial funding by depositor ................    100,000               10.120885       1,012,088           1%(a)

         Victory VIF - Investment Quality
         Bond Fund - Class A:
            Initial funding by depositor ................    100,000               10.020857       1,002,086           2%(a)

         Victory VIF - Small Company
         Opportunity Fund - Class A:
            Initial funding by depositor ................    100,000                9.956513         995,651          (4)%(a)
                                                           =========              ==========  --------------

      Reserves for annuity contracts in payout phase:
            Non-tax qualified ...........................                                             17,085
                                                                                              --------------
                                                                                              $6,530,166,060
                                                                                              ==============

(a) Non-annualized. The return was computed for the period 9/27/99, 5/03/99, 5/03/99, 7/01/99, 7/01/99 and 7/01/99 (effective dates) through 12/31/99 for Dreyfus VIF - European Equities Fund, Federated Insurance Series:
     Federated Quality Bond Fund II, Nationwide SAT - Select Advisors Small Cap Growth Fund, Victory VIF - Diversified Stock Fund - Class A, Victory VIF - Investment Quality Bond Fund - Class A and Victory VIF - Small Company Opportunity Fund - Class A, respectively.

(b) The annual return does not include contract charges satisfied by surrendering units.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






Columbus, Ohio
January 28, 2000

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                  December 31,
                                                                         -----------------------------
                                     Assets                                1999                1998
                                     ------                              ---------           ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                            $15,294.0           $14,245.1
    Equity securities                                                         92.9               127.2
  Mortgage loans on real estate, net                                       5,786.3             5,328.4
  Real estate, net                                                           254.8               243.6
  Policy loans                                                               519.6               464.3
  Other long-term investments                                                 73.8                44.0
  Short-term investments                                                     416.0               289.1
                                                                         ---------           ---------
                                                                          22,437.4            20,741.7
                                                                         ---------           ---------

Cash                                                                           4.8                 3.4
Accrued investment income                                                    238.6               218.7
Deferred policy acquisition costs                                          2,554.1             2,022.2
Other assets                                                                 305.9               420.3
Assets held in separate accounts                                          67,135.1            50,935.8
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims                                        $21,861.6           $19,767.1
Other liabilities                                                            914.2               866.1
Liabilities related to separate accounts                                  67,135.1            50,935.8
                                                                         ---------           ---------
                                                                          89,910.9            71,569.0
                                                                         ---------           ---------

Commitments and contingencies (notes 8 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                  3.8                 3.8
  Additional paid-in capital                                                 766.1               914.7
  Retained earnings                                                        2,011.0             1,579.0
  Accumulated other comprehensive income                                     (15.9)              275.6
                                                                         ---------           ---------
                                                                           2,765.0             2,773.1
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                            Years ended December 31,
                                                                ---------------------------------------------
                                                                  1999               1998              1997
                                                                --------           --------          --------

Revenues:
  Policy charges                                                $  895.5           $  698.9          $  545.2
  Life insurance premiums                                          220.8              200.0             205.4
  Net investment income                                          1,520.8            1,481.6           1,409.2
  Realized (losses) gains on investments                           (11.6)              28.4              11.1
  Other                                                             66.1               66.8              46.5
                                                                --------           --------          --------
                                                                 2,691.6            2,475.7           2,217.4
                                                                --------           --------          --------
Benefits and expenses:
  Interest credited to policyholder account balances             1,096.3            1,069.0           1,016.6
  Other benefits and claims                                        210.4              175.8             178.2
  Policyholder dividends on participating policies                  42.4               39.6              40.6
  Amortization of deferred policy acquisition costs                272.6              214.5             167.2
  Other operating expenses                                         463.4              419.7             384.9
                                                                --------           --------          --------
                                                                 2,085.1            1,918.6           1,787.5
                                                                --------           --------          --------

    Income before federal income tax expense                       606.5              557.1             429.9

Federal income tax expense                                         201.4              190.4             150.2
                                                                --------           --------          --------

    Net income                                                  $  405.1           $  366.7          $  279.7
                                                                ========           ========          ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998 and 1997
                                  (in millions)


                                                                                                  Accumulated
                                                                Additional                           other              Total
                                                  Common         paid-in           Retained       comprehensive      shareholder's
                                                  stock          capital           earnings          income             equity
                                                 --------        --------         ----------         --------         ----------
December 31, 1996                                  $  3.8        $  527.9           $1,432.6           $173.6           $2,137.9

Comprehensive income:
    Net income                                         --              --              279.7               --              279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             73.5               73.5
                                                                                                                        --------
  Total comprehensive income                                                                                               353.2
                                                                                                                        --------
Capital contribution                                   --           836.8                 --               --              836.8
                                                                                                                        --------
Dividend to shareholder                                --          (450.0)            (400.0)              --             (850.0)
                                                   ------        --------           --------           ------           --------
December 31, 1997                                     3.8           914.7            1,312.3            247.1            2,477.9

Comprehensive income:
    Net income                                         --              --              366.7               --              366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             28.5               28.5
                                                                                                                        --------
  Total comprehensive income                                                                                               395.2
                                                                                                                        --------
Dividend to shareholder                                --              --             (100.0)              --             (100.0)
                                                   ------        --------           --------           ------           --------
December 31, 1998                                     3.8           914.7            1,579.0            275.6            2,773.1

Comprehensive income:
    Net income                                         --              --              405.1               --              405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                         --              --                 --           (315.0)            (315.0)
                                                                                                                        --------
  Total comprehensive income                                                                                                90.1
                                                                                                                        --------
Capital contribution                                   --            26.4               87.9             23.5              137.8
                                                                                                                        --------
Dividends to shareholder                               --          (175.0)             (61.0)              --             (236.0)
                                                   ------        --------           --------           ------           --------
December 31, 1999                                  $  3.8        $  766.1           $2,011.0           $(15.9)          $2,765.0
                                                   ======        ========           ========           ======           ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                              Years ended December 31,
                                                                                       -------------------------------------
                                                                                         1999          1998          1997
                                                                                       ---------     ---------     ---------
Cash flows from operating activities:
  Net income                                                                          $    405.1     $   366.7     $   279.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                                 1,096.3       1,069.0       1,016.6
      Capitalization of deferred policy acquisition costs                                 (637.0)       (584.2)       (487.9)
      Amortization of deferred policy acquisition costs                                    272.6         214.5         167.2
      Amortization and depreciation                                                          2.4          (8.5)         (2.0)
      Realized (gains) losses on invested assets, net                                       11.6         (28.4)        (11.1)
      Increase in accrued investment income                                                 (7.9)         (8.2)         (0.3)
      Decrease (increase) in other assets                                                  122.9          16.4         (12.7)
      Decrease in policy liabilities                                                       (20.9)         (8.3)        (23.1)
      Increase (decrease) in other liabilities                                             149.7         (34.8)        230.6
      Other, net                                                                            (8.6)        (11.3)        (10.9)
                                                                                       ---------     ---------     ---------
        Net cash provided by operating activities                                        1,386.2         982.9       1,146.1
                                                                                       ---------     ---------     ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                2,307.9       1,557.0         993.4
  Proceeds from sale of securities available-for-sale                                      513.1         610.5         574.5
  Proceeds from repayments of mortgage loans on real estate                                696.7         678.2         437.3
  Proceeds from sale of real estate                                                          5.7         103.8          34.8
  Proceeds from repayments of policy loans and sale of other invested assets                40.9          23.6          22.7
  Cost of securities available-for-sale acquired                                        (3,724.9)     (3,182.8)     (2,828.1)
  Cost of mortgage loans on real estate acquired                                          (971.4)       (829.1)       (752.2)
  Cost of real estate acquired                                                             (14.2)         (0.8)        (24.9)
  Short-term investments, net                                                              (27.5)         69.3        (354.8)
  Other, net                                                                              (110.9)        (88.4)        (62.5)
                                                                                       ---------     ---------     ---------
        Net cash used in investing activities                                           (1,284.6)     (1,058.7)     (1,959.8)
                                                                                       ---------     ---------     ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                         --            --         836.8
  Cash dividends paid                                                                     (188.5)       (100.0)           --
  Increase in investment product and universal life insurance
    product account balances                                                             3,799.4       2,682.1       2,488.5
  Decrease in investment product and universal life insurance
    product account balances                                                            (3,711.1)     (2,678.5)     (2,379.8)
                                                                                       ---------     ---------     ---------
        Net cash used in financing activities                                             (100.2)        (96.4)        945.5
                                                                                       ---------     ---------     ---------
Net increase (decrease) in cash                                                              1.4        (172.2)        131.8

Cash, beginning of year                                                                      3.4         175.6          43.8
                                                                                       ---------     ---------     ---------
Cash, end of year                                                                      $     4.8     $     3.4     $   175.6
                                                                                       =========     =========     =========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997


(1)      Organization and Description of Business

         Nationwide Life Insurance Company (NLIC) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including variable annuities, fixed annuities and life insurance as well as investment management and administrative services. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions sales representatives, and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation. NLIC and its subsidiaries are collectively referred to as "the Company."


(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1999 or 1998.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (d)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $915.4 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.6%, 6.0% and 6.1% for the years ended December 31, 1999, 1998 and 1997, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  Participating Business

              Participating business represents approximately 29% in 1999 (40% in 1998 and 50% in 1997) of the Company's life insurance in force, 69% in 1999 (74% in 1998 and 77% in 1997) of the number of life insurance policies in force, and 13% in 1999 (14% in 1998 and 27% in 1997) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  Recently Issued Accounting Pronouncements

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for 1999 by $8.3 million.

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain investment and insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement No. 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.

         (k)  Reclassification

              Certain items in the 1998 and 1997 consolidated financial statements have been reclassified to conform to the 1999 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1999 and 1998 were:

                                                                                     Gross        Gross
                                                                     Amortized    unrealized    unrealized      Estimated
             (in millions)                                             cost          gains        losses        fair value
                                                                     ---------       ------       -------        ---------
             December 31, 1999:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   428.4       $ 23.4       $  (2.4)       $   449.4
                 Obligations of states and political subdivisions          0.8           --            --              0.8
                 Debt securities issued by foreign governments           110.6          0.6          (0.8)           110.4
                 Corporate securities                                 11,414.7        118.9        (218.6)        11,315.0
                 Mortgage-backed securities                            3,422.8         25.8         (30.2)         3,418.4
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  15,377.3        168.7        (252.0)        15,294.0
               Equity securities                                          84.9         12.4          (4.4)            92.9
                                                                     ---------       ------       -------        ---------
                                                                     $15,462.2       $181.1       $(256.4)       $15,386.9
                                                                     =========       ======       =======        =========

             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0       $    --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------       -------        ---------
                                                                     $13,831.7       $563.2       $ (22.6)       $14,372.3
                                                                     =========       ======       =======        =========

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized        Estimated
             (in millions)                                                            cost          fair value
                                                                                    ---------        ---------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $   847.0        $   847.0
               Due after one year through five years                                  5,240.5          5,205.7
               Due after five years through ten years                                 5,046.9          5,005.2
               Due after ten years                                                    4,242.9          4,236.1
                                                                                    ---------        ---------
                                                                                    $15,377.3        $15,294.0
                                                                                    =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions)                                                           1999         1998
                                                                                    ------       -------
             Gross unrealized (losses) gains                                        $(75.3)      $ 540.6
             Adjustment to deferred policy acquisition costs                          50.9        (116.6)
             Deferred federal income tax                                               8.5        (148.4)
                                                                                    ------       -------
                                                                                    $(15.9)      $ 275.6
                                                                                    ======       =======

         An analysis of the change in gross unrealized (losses) gains on securities available-for-sale for the years ended December 31:

             (in millions)                                                   1999          1998          1997
                                                                            -------        -----        ------

             Securities available-for-sale:
               Fixed maturity securities                                    $(607.1)       $52.6        $137.5
               Equity securities                                               (8.8)         4.2          (2.7)
                                                                            -------        -----        ------
                                                                            $(615.9)       $56.8        $134.8
                                                                            =======        =====        ======

         Proceeds from the sale of securities available-for-sale during 1999, 1998 and 1997 were $513.1 million, $610.5 million and $574.5 million, respectively. During 1999, gross gains of $10.4 million ($9.0 million and $9.9 million in 1998 and 1997, respectively) and gross losses of $28.0 million ($7.6 million and $18.0 million in 1998 and 1997, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The Company had $15.6 million of real estate investments at December 31, 1999 that were non-income producing the preceding twelve months. During 1998 the Company had investments of $42.4 million that were non-income producing, which consisted of $32.7 million of securities available-for-sale and $9.7 million of real estate.

         Real estate is presented at cost less accumulated depreciation of $24.8 million as of December 31, 1999 ($21.5 million as of December 31, 1998) and valuation allowances of $5.5 million as of December 31, 1999 ($5.4 million as of December 31, 1998).

         The recorded investment of mortgage loans on real estate considered to be impaired was $3.7 million as of both December 31, 1999 and 1998. No valuation allowance has been recorded for these loans as of December 31, 1999 or 1998. During 1999, the average recorded investment in impaired mortgage loans on real estate was approximately $3.7 million ($9.1 million in 1998) and there was no interest income recognized on those loans. Interest income recognized on impaired loans was $0.3 million in 1998 which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions)                                             1999     1998     1997
                                                                       -----    -----    -----

             Allowance, beginning of year                              $42.4    $42.5    $51.0
               Additions (reductions) charged to operations              0.7     (0.1)    (1.2)
               Direct write-downs charged against the allowance           --       --     (7.3)
               Allowance on acquired mortgage loans                      1.3       --       --
                                                                       -----    -----    -----
             Allowance, end of year                                    $44.4    $42.4    $42.5
                                                                       =====    =====    =====

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions)                                                  1999       1998       1997
                                                                          --------   --------   --------

             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $1,031.3   $  982.5   $  911.6
                 Equity securities                                             2.5        0.8        0.8
               Mortgage loans on real estate                                 460.4      458.9      457.7
               Real estate                                                    28.8       40.4       42.9
               Short-term investments                                         18.6       17.8       22.7
               Other                                                          26.5       30.7       21.0
                                                                          --------   --------   --------
                   Total investment income                                 1,568.1    1,531.1    1,456.7
             Less investment expenses                                         47.3       49.5       47.5
                                                                          --------   --------   --------
                   Net investment income                                  $1,520.8   $1,481.6   $1,409.2
                                                                          ========   ========   ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions)                                                 1999     1998    1997
                                                                          -------   -----   -----

             Securities available-for-sale:
               Fixed maturity securities                                  $(25.0)  $(0.7)  $ 3.6
               Equity securities                                             7.4     2.1     2.7
             Mortgage loans on real estate                                  (0.6)    3.9     1.6
             Real estate and other                                           6.6    23.1     3.2
                                                                          ------   -----   -----
                                                                          $(11.6)  $28.4   $11.1
                                                                          ======   =====   =====

         Fixed maturity securities with an amortized cost of $9.1 million as of December 31, 1999 and $6.5 million as of December 31, 1998 were on deposit with various regulatory agencies as required by law.

(4)      Derivative Financial Instruments

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. The changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

         The following table summarizes the notional amount of derivative financial instruments classified as hedges outstanding as of December 31, 1999. Prior to 1999 the Company's activities in derivatives were not significant.

                                                                               (in millions)
                                                                               -------------
            Interest rate swaps
               Pay fixed/receive variable rate swaps hedging investments          $362.7
               Pay variable/receive fixed rate swaps hedging investments          $ 28.5
               Other contracts hedging investments                                $ 19.1
               Pay variable/receive fixed rate swaps hedging liabilities          $577.2

            Foreign currency swaps
               Hedging foreign currency denominated investments                   $ 14.8
               Hedging foreign currency denominated liabilities                   $577.2

            Interest rate futures contracts                                       $781.6

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(5)      Federal Income Tax

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1999 and 1998 are as follows:

             (in millions)                                                   1999            1998
                                                                             ----            ----
             Deferred tax assets:
               Fixed maturity securities                                    $  5.3          $   --
               Future policy benefits                                        149.5           207.7
               Liabilities in separate accounts                              373.6           319.9
               Mortgage loans on real estate and real estate                  18.5            17.5
               Other assets and other liabilities                             51.1            58.9
                                                                             -----          ------
                 Total gross deferred tax assets                             598.0           604.0
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                             -----          ------
                 Net deferred tax assets                                     591.0           597.0
                                                                             -----          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             724.4           568.7
               Fixed maturity securities                                        --           212.2
               Deferred tax on realized investment gains                      34.7            34.8
               Equity securities and other long-term investments              10.8             9.6
               Other                                                          26.5            21.6
                                                                            ------          ------
                 Total gross deferred tax liabilities                        796.4           846.9
                                                                            ------          ------
                 Net deferred tax liability                                 $205.4          $249.9
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1999, 1998 and 1997.

         The Company's current federal income tax liability was $104.7 million and $72.8 million as of December 31, 1999 and 1998, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

           (in millions)                    1999      1998      1997
                                           ------    ------    ------

           Currently payable               $ 53.6    $186.1    $121.7
           Deferred tax expense             147.8       4.3      28.5
                                           ------    ------    ------
                                           $201.4    $190.4    $150.2
                                           ======    ======    ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                             1999                     1998                     1997
                                                       ----------------         ----------------         ----------------
         (in millions)                                 Amount       %           Amount        %          Amount        %
                                                       ------      ----         ------      ----         ------      ----

         Computed (expected) tax expense               $212.3      35.0         $195.0      35.0         $150.5      35.0
         Tax exempt interest and dividends
           received deduction                            (7.3)     (1.2)          (4.9)     (0.9)            --        --
         Income tax credits                              (4.3)     (0.7)            --        --             --        --
         Other, net                                       0.7       0.1            0.3       0.1           (0.3)     (0.1)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $201.4      33.2         $190.4      34.2         $150.2      34.9
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $29.8 million, $173.4 million and $91.8 million during the years ended December 31, 1999, 1998 and 1997, respectively.

(6)      Comprehensive Income

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions)                                                 1999       1998       1997
                                                                          -------    ------     ------
             Unrealized gains (losses) on securities available-for-sale arising during the period:
                Gross                                                     $(665.3)   $ 58.2     $141.1
                Adjustment to deferred policy acquisition costs             167.5     (12.9)     (21.8)
                Related federal income tax (expense) benefit                171.4     (15.9)     (41.7)
                                                                          -------    ------     ------
                   Net                                                     (326.4)     29.4       77.6
                                                                          -------    ------     ------

             Reclassification adjustment for net (gains) losses on
                securities available-for-sale realized during the
                period:
                Gross                                                        17.6      (1.4)      (6.3)
                Related federal income tax expense (benefit)                 (6.2)      0.5        2.2
                                                                          -------    ------     ------
                   Net                                                       11.4      (0.9)      (4.1)
                                                                          -------    ------     ------
             Total Other Comprehensive Income                             $(315.0)   $ 28.5     $ 73.5
                                                                          =======    ======     ======

(7)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

              Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1999                              1998
                                                                ------------------------         -------------------------
                                                                Carrying       Estimated         Carrying       Estimated
               (in millions)                                     amount        fair value         amount        fair value
                                                                ---------      ---------         ---------      ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $15,294.0      $15,294.0         $14,245.1       $14,245.1
                     Equity securities                               92.9           92.9             128.5           128.5
                   Mortgage loans on real estate, net             5,786.3        5,745.5           5,328.4         5,527.6
                   Policy loans                                     519.6          519.6             464.3           464.3
                   Short-term investments                           416.0          416.0             289.1           289.1
                 Cash                                                 4.8            4.8               3.4             3.4
                 Assets held in separate accounts                67,135.1       67,135.1          50,935.8        50,935.8

               Liabilities:
                 Investment contracts                           (16,977.7)     (16,428.6)        (15,468.7)      (15,158.6)
                 Policy reserves on life insurance contracts     (4,883.9)      (4,607.9)         (3,914.0)       (3,768.9)
                 Liabilities related to separate accounts       (67,135.1)     (66,318.7)        (50,935.8)      (49,926.5)

               Derivative financial instruments:
                 Interest rate swaps hedging assets                   4.3            4.3               -               -
                 Interest rate swaps hedging liabilities              -            (24.2)              -               -
                 Foreign currency swaps                             (11.8)         (11.8)              -               -
                 Futures contracts                                    1.3            1.3              (1.3)           (1.3)

(8)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $216.2 million extending into 2000 were outstanding as of December 31, 1999. The Company also had $28.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1999.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. At December 31, 1999, NLIC's credit risk from these derivative financial instruments was $6.1 million.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 23% (22% in 1998) in any geographic area and no more than 2% (2% in 1998) with any one borrower as of December 31, 1999. As of December 31, 1999, 39% (42% in 1998) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $143.6 million and $187.9 million as of December 31, 1999 and 1998, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(9)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 1999, 1998 and 1997 were $(8.3) million, $2.0 million and $7.5 million, respectively. The Company has recorded a prepaid pension asset of $13.3 million and $5.0 million as of December 31, 1999 and 1998, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1999 and 1998 was $49.6 million and $40.1 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1999, 1998 and 1997 was $4.9 million, $4.1 million and $3.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1999 and 1998 follows:

                                                                         Pension Benefits        Postretirement Benefits
                                                                        ------------------       -----------------------
              (in millions)                                               1999       1998         1999            1998
              --------------------------------------------------------- --------   --------      -------         -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                   $2,185.0   $2,033.8      $ 270.1         $ 237.9
              Service cost                                                  80.0       87.6         14.2             9.8
              Interest cost                                                109.9      123.4         17.6            15.4
              Actuarial (gain) loss                                        (95.0)     123.2        (64.4)           15.6
              Plan settlement in 1999/curtailment in 1998                 (396.1)    (107.2)          --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.6)
              Acquired companies                                              --         --         13.3              --
                                                                        --------   --------      -------         -------
              Benefit obligation at end of year                          1,811.4    2,185.0        239.8           270.1
                                                                        --------   --------      -------         -------
              Change in plan assets:
              Fair value of plan assets at beginning of year             2,541.9    2,212.9         77.9            69.2
              Actual return on plan assets                                 161.8      300.7          3.5             5.0
              Employer contribution                                         12.4      104.1         20.9            12.1
              Plan settlement                                             (396.1)        --           --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.4)
                                                                        --------   --------      -------         -------
              Fair value of plan assets at end of year                   2,247.6    2,541.9         91.3            77.9
                                                                        --------   --------      -------         -------

              Funded status                                                436.2      356.9       (148.5)         (192.2)
              Unrecognized prior service cost                               28.2       31.5           --              --
              Unrecognized net (gains) losses                             (402.0)    (345.7)       (46.7)           16.0
              Unrecognized net (asset) obligation at transition             (7.7)     (11.0)         1.1             1.3
                                                                        --------   --------      -------         -------
              Prepaid (accrued) benefit cost                            $   54.7   $   31.7      $(194.1)        $(174.9)
                                                                        ========   ========      =======         =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                    Pension Benefits        Postretirement Benefits
                                                                    ----------------        -----------------------
                                                                    1999        1998         1999             1998
                                                                    ----        ----        -------          ------

              Weighted average discount rate                        7.00%       5.50%        7.80%            6.65%
              Rate of increase in future compensation levels        5.25%       3.75%          --               --
              Assumed health care cost trend rate:
                    Initial rate                                      --          --        15.00%           15.00%
                    Ultimate rate                                     --          --         5.50%            8.00%
                    Uniform declining period                          --          --        5 Years         15 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1999, 1998 and 1997 follows:

              (in millions)                                                              1999       1998          1997
              --------------------------------------------------------------------------------   -----------   ------------
              Service cost (benefits earned during the period)                         $  80.0      $  87.6      $   77.3
              Interest cost on projected benefit obligation                              109.9        123.4         118.6
              Expected return on plan assets                                            (160.3)      (159.0)       (139.0)
              Recognized gains                                                            (9.1)        (3.8)           --
              Amortization of prior service cost                                           3.2          3.2           3.2
              Amortization of unrecognized transition obligation (asset)                  (1.4)         4.2           4.2
                                                                                       -------      -------      --------
                                                                                       $  22.3      $  55.6      $   64.3
                                                                                       =======      =======      ========

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide Insurance and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). During 1999, the plan transferred assets to settle its obligation related to WSC employees . A settlement gain of $32.9 million was recognized.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                           1999          1998          1997
                                                                          ------        -----         -----
             Weighted average discount rate                               6.08%         6.00%         6.50%
             Rate of increase in future compensation levels               4.33%         4.25%         4.75%
             Expected long-term rate of return on plan assets             7.33%         7.25%         7.25%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1999, 1998 and 1997 was as follows:

             (in millions)                                                              1999          1998          1997
                                                                                         -------   -----------   -----------
             Service cost (benefits attributed to employee service during the year)      $14.2         $ 9.8         $ 7.0
             Interest cost on accumulated postretirement benefit obligation               17.6          15.4          14.0
             Actual return on plan assets                                                 (3.5)         (5.0)         (3.6)
             Amortization of unrecognized transition obligation of affiliates              0.6           0.2           0.2
             Net amortization and deferral                                                (1.8)          1.2          (0.5)
                                                                                         -----         -----         -----
                                                                                         $27.1         $21.6         $17.1
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 1999, 1998 and 1997 were as follows:


                                                               1999      1998       1997
                                                             -------    ------     ------

               Discount rate                                 6.65%      6.70%      7.25%
               Long term rate of return on plan
                   assets, net of tax                        7.15%      5.83%      5.89%
               Assumed health care cost trend rate:
                   Initial rate                             15.00%     12.00%     11.00%
                   Ultimate rate                             5.50%      6.00%      6.00%
                   Uniform declining period                 5 Years   12 Years   12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1999 and have no impact on the NPPBC for the year ended December 31, 1999.

(10) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1999, 1998 and 1997 was $1.35 billion, $1.32 billion and $1.13 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1999, 1998 and 1997 was $276.2 million, $171.0 million and $111.7 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1999 $40.2 million of dividends could be paid by NLIC without prior approval.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     Transactions With Affiliates

         During second quarter 1999 the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to year to date net income.

         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 1999, 1998 and 1997 were $193.0 million, $216.9 million, and $315.3 million, respectively, while benefits, claims and expenses ceded were $216.9 million, $259.3 million, and $326.6 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 1999, 1998 and 1997, the Company made payments to NMIC and Nationwide Services Company totaling $124.1 million, $95.0 million, and $85.8 million, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1999, 1998 and 1997, the Company made lease payments to NMIC and its subsidiaries of $9.9 million, $8.0 million and $8.4 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $411.7 million and $248.4 million as of December 31, 1999 and 1998, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         As part of certain restructuring activities that occurred prior to the March 1997 IPO, the Company paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELOW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, the Company paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1999 were $56.0 million, $60.0 million and $66.1 million, respectively.

(12)     Bank Lines of Credit

         NFS, NLIC and NMIC are parties to a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by any party. NFS, NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. As of December 31, 1999 the Company had no amounts outstanding under the agreement.

(13)     Contingencies

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(14)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The Variable Annuities segment consists of annuity contracts that provide the customer with access to a wide range of investment options, tax-deferred accumulation of savings, asset protection in the event of an untimely death, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate fixed for a prescribed period, tax-deferred accumulation of savings, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary, revenues and expenses related to group annuity contracts sold to Nationwide Insurance employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

         During 1999 the Company revised the allocation of net investment income among its Life Insurance and Corporate and Other segments. Also, certain amounts previously reported as other income were reclassified to operating expense. Amounts reported for prior periods have been restated to reflect these changes.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1999, 1998 and 1997.

                                                  Variable      Fixed        Life      Corporate
         (in millions)                            Annuities    Annuities   Insurance   and Other      Total
         ------------------------------------     ---------    ---------   ---------   ---------    ---------
         1999:
         Net investment income (1)                $   (41.5)   $ 1,134.5    $  253.1    $  174.7    $ 1,520.8
         Other operating revenue                      668.2         43.4       393.0        77.8      1,182.4
                                                  ---------    ---------    --------    --------    ---------
            Total operating revenue (2)               626.7      1,177.9       646.1       252.5      2,703.2
                                                  ---------    ---------    --------    --------    ---------
         Interest credited to policyholder
            account balances                             --        837.5       130.5       128.3      1,096.3
         Amortization of deferred policy
            acquisition costs                         162.8         49.7        60.1          --        272.6
         Other benefits and expenses                  173.6        113.5       334.7        94.4        716.2
                                                  ---------    ---------    --------    --------    ---------
            Total expenses                            336.4      1,000.7       525.3       222.7      2,085.1
                                                  ---------    ---------    --------    --------    ---------
         Operating income before
            federal income tax                        290.3        177.2       120.8        29.8        618.1
         Realized losses on investments                  --           --          --       (11.6)       (11.6)
                                                  ---------    ---------    --------    --------    ---------
         Consolidated income before
            federal tax expense                   $   290.3    $   177.2    $  120.8    $   18.2    $   606.5
                                                  =========    =========    ========    ========    =========
         Assets as of year end                    $62,599.7    $17,134.8    $6,616.7    $6,324.7    $92,675.9
                                                  =========    =========    ========    ========    =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                    Variable           Fixed            Life         Corporate
         (in millions)                              Annuities         Annuities       Insurance       and Other         Total
         ------------------------------------       ---------         ---------       ---------       ---------       ---------
         1998:
         Net investment income (1)                  $   (31.3)        $ 1,116.6        $  225.6        $  170.7        $ 1,481.6
         Other operating revenue                        532.9              35.7           318.5            78.6            965.7
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 501.6           1,152.3           544.1           249.3          2,447.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             828.6           115.4           125.0          1,069.0
         Amortization of deferred policy
            acquisition costs                           123.9              44.2            46.4              --            214.5
         Other benefits and expenses                    159.3             104.2           293.5            78.1            635.1
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              283.2             977.0           455.3           203.1          1,918.6
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 218.4             175.3            88.8            46.2            528.7
         Realized gains on investments                     --                --              --            28.4             28.4
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   218.4         $   175.3        $   88.8        $   74.6        $   557.1
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $47,668.7         $15,215.7        $5,187.6        $6,270.1        $74,342.1
                                                    =========         =========        ========        ========        =========

         1997:
         Net investment income (1)                  $   (26.8)        $ 1,098.2        $  184.9        $  152.9        $ 1,409.2
         Other operating revenue                        413.9              43.2           283.4            56.6            797.1
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 387.1           1,141.4           468.3           209.5          2,206.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             823.4            78.5           114.7          1,016.6
         Amortization of deferred policy
            acquisition costs                            87.8              39.8            39.6              --            167.2
         Benefits and expenses                          148.4             108.7           283.5            63.1            603.7
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              236.2             971.9           401.6           177.8          1,787.5
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 150.9             169.5            66.7            31.7            418.8
         Realized gains on investments                     --              --                --            11.1             11.1
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   150.9         $   169.5        $   66.7        $   42.8        $   429.9
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $35,278.7         $14,436.3        $3,901.4        $6,174.3        $59,790.7
                                                    =========         =========        ========        ========        =========

----------
        (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.
        (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

         PART C. OTHER INFORMATION

         Item 24.     FINANCIAL STATEMENTS AND EXHIBITS

                      (a)  Financial Statements:

                           (1) Financial statements included in Prospectus.
                               (Part A):
                               Condensed Financial Information.
                               in Part B:
                               Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

                           Nationwide Variable Account-9:
                               Independent Auditors' Report.

                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 1999.

                               Statement of Operations for the years
                               ended December 31, 1999 and 1998.

                               Statement of Changes in Contract
                               Owners' Equity for the years ended
                               December 31, 1999 and 1998.

                               Notes to Financial Statements.

                           Nationwide Life Insurance Company:

                               Independent Auditors' Report.

                               Consolidated Balance Sheets as of December
                               31, 1999 and 1998.

                               Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997.

                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997.

                               Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997.

                               Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

                        (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant
                                - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

                        (2)     Not Applicable


                        (3) Underwriting or Distribution of Contracts between the Registrant and NISC as Principal Underwriter - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.




                                Underwriting or Distribution of Contracts between the Registrant and SDI as Principal Underwriter - Filed Previously with Registration Statement (333-28995) and hereby incorporated by reference.


                        (4) The form of the variable annuity contract - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

                        (5) Variable Annuity Application - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

                        (6) Articles of Incorporation of Depositor - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

                        (7) Contract of reinsurance in connection with the variable annuity contracts offered - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

                        (8)     Not Applicable

                        (9) Opinion of Counsel - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

                        (10)    Not Applicable

                        (11)    Not Applicable

                        (12)    Not Applicable

                        (13) Performance Advertising Calculation Schedule - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365-6107

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH  43701


                          Nancy C. Breit                                         Director
                          1767D Westwood Avenue
                          Alliance, OH  44601

                          Yvonne M. Curl                                         Director
                          Xerox Corporation
                          Suite 200
                          1401 H Street NW
                          Washington, DC 20005-2110


                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH  45135

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          301 East Marshall Street
                          Marshall, MN  56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH  44691

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215


                          W. G. Jurgensen                                 Chief Executive Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215


                          Dimon R. McFerson                                    Chairman and
                          One Nationwide Plaza                                   Director
                          Columbus, OH  43215

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH  43025



                         NAME AND PRINCIPAL                              POSITIONS AND OFFICES
                          BUSINESS ADDRESS                                    WITH DEPOSITOR

                          Ralph M. Paige                                         Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Richard D. Headley                             Executive Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215


                          Michael S. Helfer                             Executive Vice President -
                          One Nationwide Plaza                              Corporate Strategy
                          Columbus, OH  43215

                          Donna A James                                 Executive Vice President -
                          One Nationwide Plaza                         Chief Administrative Officer
                          Columbus, OH  43215


                          Robert A. Oakley                              Executive Vice President -
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward, Jr.                       Executive Vice President -
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH  43215

                          Charles A. Bryan                               Senior Vice President -
                          One Nationwide Plaza                     Chief Actuary - Property and Casualty
                          Columbus, OH 43215

                          John R. Cook, Jr.                              Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH  43215

                          Thomas L. Crumrine                               Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215



                         NAME AND PRINCIPAL                              POSITIONS AND OFFICES
                          BUSINESS ADDRESS                                    WITH DEPOSITOR

                          David A. Diamond                               Senior Vice President -
                          One Nationwide Plaza                             Corporate Controller
                          Columbus, OH 43215

                          Philip C. Gath                                 Senior Vice President -
                          One Nationwide Plaza                     Chief Actuary - Nationwide Financial
                          Columbus, OH  43215

                          Patricia R. Hatler                              Senior Vice President,
                          One Nationwide Plaza                         General Counsel and Secretary
                          Columbus, OH 43215

                          David K. Hollingsworth                         Senior Vice President -
                          One Nationwide Plaza                           Business Development and
                          Columbus, OH 43215                                 Sponsor Relations


                          David R. Jahn                                  Senior Vice President -
                          One Nationwide Plaza                              Project Management
                          Columbus, OH 43215


                          Richard A. Karas                           Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215

                          Gregory S. Lashutka                            Senior Vice President -
                          One Nationwide Plaza                              Corporate Relations
                          Columbus, OH 43215

                          Edwin P. McCausland, Jr.                       Senior Vice President -
                          One Nationwide Plaza                            Fixed Income Securities
                          Columbus, OH 43215


                          Mark D. Phelan                                 Senior Vice President -
                          One Nationwide Plaza                           Chief Technology Officer
                          Columbus, OH 43215


                          Douglas C. Robinette                           Senior Vice President -
                          One Nationwide Plaza                                    Claims
                          Columbus, OH  43215

                          Mark R. Thresher                               Senior Vice President -
                          One Nationwide Plaza                        Finance - Nationwide Financial
                          Columbus, OH 43215

                          Richard M. Waggoner                            Senior Vice President -
                          One Nationwide Plaza                                  Operations
                          Columbus, OH 43215

                          Susan A. Wolken                             Senior Vice President - Product
                          One Nationwide Plaza                          Management and Nationwide
                          Columbus, OH  43215                               Financial Marketing



Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

            *    Subsidiaries for which separate financial statements are filed

            ** Subsidiaries included in the respective consolidated financial statements

            *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

            **** other subsidiaries





             COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION           SECURITIES
                                                                (SEE ATTACHED
                                                                 CHART UNLESS
                                                                  OTHERWISE
                                                                  INDICATED)

       The 401(k) Companies, Inc.               Texas                                        Holding Company

       The 401(k) Company                       Texas                                        Third-party administrator for 401(k)
                                                                                             plans

       401(k) Investment Advisors, Inc.         Texas                                        Investment advisor registered with the
                                                                                             SEC

       401(k) Investments Services, Inc.        Texas                                        NASD registered broker-dealer

       Affiliate Agency, Inc.                   Delaware                                     Insurance agency marketing life
                                                                                             insurance & annuity products through
                                                                                             financial institutions

       Affiliate Agency of Ohio, Inc.           Ohio                                         Insurance agency marketing life
                                                                                             insurance & annuity products through
                                                                                             financial institutions

       AID Finance Services, Inc.               Iowa                                         Holding Company

       ALLIED General Agency Company            Iowa                                         Managing general agent and surplus
                                                                                             lines broker for property & casualty
                                                                                             insurance products

       ALLIED Group, Inc.                       Iowa                                         Property & casualty holding company

       ALLIED Group Insurance Marketing         Iowa                                         Direct marketer for property and
       Company                                                                               casualty insurance products

       ALLIED Group Merchant Banking            Iowa                                         Broker-Dealer
       Corporation

       ALLIED Property and Casualty Insurance   Iowa                                         Underwrites general property &
       Company                                                                               casualty insurance

       Allnations, Inc.                         Ohio                                         Promotes international cooperative
                                                                                             insurance organizations

       AMCO Insurance Company                   Iowa                                         Underwrites general property &
                                                                                             casualty insurance

       American Marine Underwriters, Inc.       Florida                                      Underwriting manager for ocean cargo
                                                                                             and bulk insurance

       Auto Direkt Insurance Company            Germany                                      Insurance Company

       Cal-Ag Insurance services, Inc.          California                                   Captive insurance brokerage firm

       CalFarm Insurance Agency                 California                                   Former marketing company for
                                                                                             traditional agent producers of CalFarm
                                                                                             Insurance Company



            COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION           SECURITIES
                                                                (SEE ATTACHED
                                                                 CHART UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)

       CalFarm Insurance Company                California                                   Multi-line insurance company

       Caliber Funding                          Delaware                                     A limited purpose corporation

       Colonial County Mutual Insurance         Texas                                        Insurance Company
       Company

       Columbus Insurance Brokerage and         Germany                                      General service insurance broker
       Service GmbH

       Cooperative Service Company              Nebraska                                     Insurance agency that sells and
                                                                                             services commercial insurance

       Depositors Insurance Company             Iowa                                         Underwrites property & casualty
                                                                                             insurance

       eNationwide, LLC                         Ohio                                         A limited liability company to provide
                                                                                             administrative services to
                                                                                             Nationwide's direct operations

       Excaliber Funding Corporation            Delaware                                     Limited purpose corporation

       F&B, Inc.                                Iowa                                         Insurance Agency

       Farmland Mutual Insurance Company        Iowa                                         Mutual Insurance Company

       Financial Horizons Distributors Agency   Alabama                                      Insurance agency marketing life
       of Alabama, Inc.                                                                      insurance and annuity products through
                                                                                             financial institutions

       Financial Horizons Distributors Agency   Ohio                                         Insurance marketing life insurance and
       of Ohio, Inc.                                                                         annuity products through financial
                                                                                             institutions

       Financial Horizons Distributors Agency   Oklahoma                                     Insurance marketing life insurance and
       of Oklahoma, Inc.                                                                     annuity products through financial
                                                                                             institutions

       Financial Horizons Distributors Agency   Texas                                        Insurance marketing life insurance and
       of Texas, Inc.                                                                        annuity products through financial
                                                                                             institutions

       *Financial Horizons Investment Trust     Massachusetts                                Diversified, open-end investment
                                                                                             company

       Financial Horizons Securities            Oklahoma                                     Limited broker-dealer doing business
       Corporation                                                                           solely in the financial institution
                                                                                             market

       GatesMcDonald Health Plus Inc.           Ohio                                         Managed Care Organization

       Gates, McDonald & Company                Ohio                                         Services employers for managing
                                                                                             workers' and unemployment compensation
                                                                                             matters

       Gates, McDonald & Company of Nevada      Nevada                                       Self-insurance administration, claims
                                                                                             examinations and data processing
                                                                                             services

       Gates, McDonald & Company of New York,   New York                                     Workers' compensation/self-insured
       Inc.                                                                                  claims administration services to
                                                                                             employers with exposure in New York

       Insurance Intermediaries, Inc.           Ohio                                         Insurance agency providing commercial
                                                                                             property & casualty brokerage services



              COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                             ORGANIZATION           SECURITIES
                                                                   (SEE ATTACHED
                                                                   CHART UNLESS
                                                                     OTHERWISE
                                                                    INDICATED)

       Irvin L. Schwartz and Associates, Inc.   Ohio                                         Insurance Agency

       Landmark Financial Services of New       New York                                     Insurance agency marketing life
       York, Inc.                                                                            insurance and annuity products through
                                                                                             financial institutions

       Leben Direkt Insurance Company           Germany                                      Life insurance through direct mail

       Lone Star General Agency, Inc.           Texas                                        General agent to market non-standard
                                                                                             automobile and motorcycle insurance
                                                                                             for Colonial Mutual Insurance Company

       MedProSolutions, Inc.                    Massachusetts                                Provides third-party administration
                                                                                             services for workers compensation,
                                                                                             automobile injury and disability claims

       Midwest Printing Services, Ltd.          Iowa                                         General printing services

       Morley & Associates, Inc.                Oregon                                       Insurance brokerage

       Morley Capital Management, Inc.          Oregon                                       Investment adviser and stable value
                                                                                             money management

       Morley Financial Services, Inc.          Oregon                                       Holding Company

       Morley Research Associates, Ltd.         Delaware                                     Credit research consulting

       **MRM Investments, Inc.                  Ohio                                         Owns and operates a recreational ski
                                                                                             facility

       **National Casualty Company              Wisconsin                                    Insurance Company

       National Casualty Company of America,    England                                      Insurance Company
       Ltd.

       National Deferred Compensation, Inc.     Ohio                                         Administers deferred compensation
                                                                                             plans for public employees

       **National Premium and Benefit           Delaware                                     Provides third-party administration
       Administration Company                                                                services

       Nationwide Advisory Services, Inc.       Ohio                                         Registered broker-dealer providing
                                                                                             investment management and
                                                                                             administrative services

       **Nationwide Agency, Inc.                Ohio                                         Insurance Agency

       Nationwide Agribusiness Insurance        Iowa                                         Provides property & casualty insurance
       Company                                                                               primarily to agricultural business

       Nationwide Arena, LLC                    Ohio                                         A limited liability company related to
                                                                                             arena development

       *Nationwide Asset Allocation Trust       Ohio                                         Diversified open-end investment company




               COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                              ORGANIZATION           SECURITIES
                                                                   (SEE ATTACHED
                                                                   CHART UNLESS
                                                                    OTHERWISE
                                                                    INDICATED)

       Nationwide Assurance Company             Wisconsin                                    Underwrites non-standard automobile
                                                                                             and motorcycle insurance

       Nationwide Cash Management Company       Ohio                                         Investment Securities Agent

       Nationwide Corporation                   Ohio                                         Holding company for entities
                                                                                             affiliated with Nationwide Mutual
                                                                                             Insurance Company

       Nationwide Exclusive Distribution        Ohio                                         A limited liability company providing
       Company, LLC                                                                          agency support services to Nationwide
                                                                                             exclusive agents

       Nationwide Financial Assignment Company  Ohio                                         An assignment company to administer
                                                                                             structured settlement business

       Nationwide Financial Institution         Delaware                                     Insurance Agency
       Distributors Agency, Inc.

       Nationwide Financial Institution         New Mexico                                   Insurance Agency
       Distributors Agency, Inc. of New Mexico

       Nationwide Financial Institution         Massachusetts                                Insurance Agency
       Distributors Agency, Inc. of
       Massachusetts

       Nationwide Financial Services            Bermuda                                      Long-term insurer which issued
       (Bermuda) Ltd.                                                                        variable annuity and variable life
                                                                                             products to persons outside the U.S. &
                                                                                             Bermuda

       Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
       Trust                                                                                 securities & uses proceeds to acquire
                                                                                             debentures

       Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
       Trust II                                                                              securities & uses proceeds to acquire
                                                                                             debentures

       Nationwide Financial Services, Inc.      Delaware                                     Holding Company for entities
                                                                                             associated with Nationwide Mutual
                                                                                             Insurance Company

       Nationwide Foundation                    Ohio                                         Not-for profit corporation

       Nationwide General Insurance Company     Ohio                                         Primarily provides automobile and fire
                                                                                             insurance to select customers

       Nationwide Global Finance, LLC           Ohio                                         Act as a support company for
                                                                                             Nationwide Global Holdings, Inc. & its
                                                                                             international capitalization efforts

       Nationwide Global Funds                  Cayman Islands                               Exempted company with limited
                                                                                             liability for purpose of issuing
                                                                                             investment shares to segregated asset
                                                                                             accounts of Nationwide Financial
                                                                                             Services (Bermuda) Ltd. and to
                                                                                             non-U.S. resident investors

       Nationwide Global Holdings, Inc.         Ohio                                         Holding Company for Nationwide
                                                                                             Insurance Enterprise international
                                                                                             operations




                 COMPANY                      STATE/COUNTRY OF        NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION          SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                     OTHERWISE
                                                                     INDICATED)

       Nationwide Global Holdings, Inc.-NGH     Grand Duchy of                               Analyze European market of life
       Luxembourg Branch                        Luxembourg                                   insurance

       Nationwide Global Holdings-Hong Kong,    Hong Kong                                    Primarily a holding company for
       Limited                                                                               Nationwide Global Holdings, Inc. Asian
                                                                                             operations

       Nationwide Global Holdings-NGH Brasil    Brazil                                       Holding company
       Participacoes LTDA

       Nationwide Health Plans, Inc.            Ohio                                         Health insuring organization

       Nationwide Home Mortgage Company         Iowa                                         Mortgage lendor

       *Nationwide Indemnity Company            Ohio                                         Reinsurance company assuming business
                                                                                             from Nationwide Mutual Insurance
                                                                                             Company and other insurers within the
                                                                                             Nationwide Insurance Enterprise

       Nationwide Insurance Company of America  Wisconsin                                    Independent agency personal lines
                                                                                             underwriter of property & casualty
                                                                                             insurance

       Nationwide Insurance Company of Florida  Ohio                                         Transacts general insurance business
                                                                                             except life insurance

       Nationwide Insurance Golf Charities,     Ohio                                         Not-for-profit corporation
       Inc.

       Nationwide International Underwriters    California                                   Special risks, excess & surplus lines
                                                                                             underwriting manager

       Nationwide Investing Foundation          Michigan                                     Provide investors with continuous
                                                                                             source of investment under management
                                                                                             of trustees

       *Nationwide Investing Foundation II      Massachusetts                                Diversified, open-end investment
                                                                                             company

       Nationwide Investment Services           Oklahoma                                     Registered broker-dealer
       Corporation

       Nationwide Investors Services, Inc.      Ohio                                         Stock Transfer Agent

       **Nationwide Life and Annuity            Ohio                                         Life Insurance Company
       Insurance Company

       **Nationwide Life Insurance Company      Ohio                                         Life Insurance Company

       Nationwide Lloyds                        Texas                                        Commercial property insurance in Texas

       Nationwide Management Systems, Inc.      Ohio                                         Preferred provider organization,
                                                                                             products and related services

       Nationwide Mutual Fire Insurance         Ohio                                         Mutual Insurance Company
       Company

       *Nationwide Mutual Funds                 Ohio                                         Diversified, open-end investment
                                                                                             company



               COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                              ORGANIZATION           SECURITIES
                                                                   (SEE ATTACHED
                                                                    CHART UNLESS
                                                                     OTHERWISE
                                                                      INDICATED)

       Nationwide Mutual Insurance Company      Ohio                                         Mutual Insurance Company

       Nationwide Properties, Ltd.              Ohio                                         Develop, own and operate real estate
                                                                                             and real estate investments

       Nationwide Property and Casualty         Ohio                                         Insurance Company
       Insurance Company

       Nationwide Realty Investors, Inc.        Ohio                                         Develop, own and operate real estate
                                                                                             and real estate investments

       Nationwide Retirement Solutions, Inc.    Delaware                                     Market and administer deferred
                                                                                             compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Alabama                                      Market and administer deferred
       of Alabama                                                                            compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Arizona                                      Market and administer deferred
       of Arizona                                                                            compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Arkansas                                     Market and administer deferred
       of Arkansas                                                                           compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Montana                                      Market and administer deferred
       of Montana                                                                            compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Nevada                                       Market and administer deferred
       of Nevada                                                                             compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    New Mexico                                   Market and administer deferred
       of New Mexico                                                                         compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Ohio                                         Market variable annuity contracts to
       of Ohio                                                                               members of the National Education
                                                                                             Association in the state of Ohio

       Nationwide Retirement Solutions, Inc.    Oklahoma                                     Market variable annuity contracts to
       of Oklahoma                                                                           members of the National Education
                                                                                             Association in the state of Oklahoma

       Nationwide Retirement Solutions, Inc.    South Dakota                                 Market and administer deferred
       of South Dakota                                                                       compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Texas                                        Market and administer deferred
       of Texas                                                                              compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Wyoming                                      Market variable annuity contracts to
       of Wyoming                                                                            members of the National Education
                                                                                             Association in the state of Wyoming





               COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                              ORGANIZATION           SECURITIES
                                                                   (SEE ATTACHED
                                                                    CHART UNLESS
                                                                     OTHERWISE
                                                                      INDICATED)

       Nationwide Retirement Solutions          Massachusetts                                Market and administer deferred
       Insurance Agency Inc.                                                                 compensation plans for public employees

       Nationwide Seguradora S.A.               Brazil                                       Engage in elementary, health & life
                                                                                             insurance; private open pension and
                                                                                             wealth concession plans

       *Nationwide Separate Account Trust       Massachusetts                                Diversified, open-end investment
                                                                                             company

       Nationwide Services Company, LLC.        Ohio                                         Single member limited liability
                                                                                             company performing shared services
                                                                                             functions for the Nationwide Insurance
                                                                                             Enterprise

       Nationwide Trust Company, FSB            United States                                Federal savings bank chartered by the
                                                                                             Office of Thrift Supervision in U.S.
                                                                                             Department of Treasury to exercise
                                                                                             custody & fiduciary powers

       Neckura Holding Company                  Germany                                      Administrative services for Neckura
                                                                                             Insurance Group

       Neckura Insurance Company                Germany                                      Insurance Company

       Neckura Life Insurance Company           Germany                                      Life and health insurance company

       Nevada Independent                       Nevada                                       Workers' compensation administrative
       Companies-Construction                                                                services to Nevada employers in the
                                                                                             construction industry

       Nevada Independent Companies-Health      Nevada                                       Workers' compensation administrative
       and Nonprofit                                                                         services to Nevada employers in health
                                                                                             & nonprofit industries

       Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
       Hospitality and Entertainment                                                         services to Nevada employers in the
                                                                                             hospitality & entertainment industries

       Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
       Manufacturing, Transportation and                                                     services to Nevada employers in the
       Distribution                                                                          manufacturing, transportation and
                                                                                             distribution industries

       NFS Distributors, Inc.                   Delaware                                     Holding company for Nationwide
                                                                                             Financial Services, Inc. distribution
                                                                                             companies

       NGH Luxembourg, S.A                      Luxembourg                                   Acts primarily as holding company for
                                                                                             Nationwide Global Holdings, Inc.
                                                                                             European operations

       NGH Netherlands, B.V.                    The Netherlands                              Holding company for other overseas
                                                                                             companies



               COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                              ORGANIZATION           SECURITIES
                                                                   (SEE ATTACHED
                                                                    CHART UNLESS
                                                                      OTHERWISE
                                                                      INDICATED)

       NGH UK, Ltd.                             United Kingdom                               Assist Nationwide Global Holdings,
                                                                                             Inc. with European operations and
                                                                                             marketing

       Northpointe Capital LLC                  Delaware                                     Limited liability company for
                                                                                             investments

       PanEuroLife                              Luxembourg                                   Life Insurance company providing
                                                                                             individual life insurance primarily in
                                                                                             the UK, Belgium and France

       Pension Associates, Inc.                 Wisconsin                                    Pension plan administration and record
                                                                                             keeping services

       Portland Investment Services, Inc.       Oregon                                       NASD registered broker-dealer

       Premier Agency, Inc.                     Iowa                                         Insurance Agency

       Riverview Agency, Inc.                   Texas                                        Has a pending application to become a
                                                                                             licensed insurance agency with the
                                                                                             Texas Department of Insurance

       Scottsdale Indemnity Company             Ohio                                         Insurance Company

       Scottsdale Insurance Company             Ohio                                         Insurance Company

       Scottsdale Surplus Lines Insurance       Arizona                                      Provides excess and surplus lines
       Company                                                                               insurance coverage on a non-admitted
                                                                                             basis

       SVM Sales GmbH, Neckura Insurance Group  Germany                                      Recruits and supervises external sales
                                                                                             partners who obtain new business for
                                                                                             the Neckura Group as well as to offer
                                                                                             financial services

       Union Bond & Trust Company               Oregon                                       Oregon state bank with trust powers

       Villanova Capital, Inc.                  Delaware                                     Holding Company

       Villanova Mutual Fund Capital Trust      Delaware                                     Trust designed to act as a registered
                                                                                             investment advisor

       Villanova SA Capital Trust               Delaware                                     Trust designed to act as a registered
                                                                                             investment advisor

       Western Heritage Insurance Company       Arizona                                      Underwrites excess and surplus lines
                                                                                             of property and casualty insurance






                COMPANY                          STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION          (SEE ATTACHED CHART)
                                                                       UNLESS OTHERWISE INDICATED

     *   MFS Variable Account                            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   NACo Variable Account                           Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide DC Variable Account                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

         Nationwide DCVA-II                              Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Separate Account No. 1                          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Multi-Flex Variable Account          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide VA Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account

     *   Nationwide VA Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account

     *   Nationwide VA Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account

     *   Nationwide Variable Account                     Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-II                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-3                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-4                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-5                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-6                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Fidelity Advisor Variable            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
         Account                                                       Account

     *   Nationwide Variable Account-8                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-9                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-10                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

         Nationwide Variable Account-11                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account




                        COMPANY                    STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                     ORGANIZATION          (SEE ATTACHED CHART)
                                                                         UNLESS OTHERWISE INDICATED
     *   Nationwide VL Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies

         Nationwide VL Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies

     *   Nationwide VL Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies

     *   Nationwide VL Separate Account -D               Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies

     *   Nationwide VLI Separate Account                 Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

     *   Nationwide VLI Separate Account-2               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

     *   Nationwide VLI Separate Account-3               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

     *   Nationwide VLI Separate Account-4               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

         Nationwide VLI Separate Account-5               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies


                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   CARIBBEAN ALLIANCE    |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|                         |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 1,900,000  |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|99.99%       $19,000,000 |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 300,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI-100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-88.9%                 |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |   |   |              Cost        |
                                      |              ----       |   |   |              ----        |
                                      |AGI-100%      $100,000   |   |   |NHMC-100%     $11,000     |
                                      ---------------------------   |   ----------------------------
                                                                    |
                                      ---------------------------   |   ----------------------------
                                      |    ADVANCED BUSINESS    |   |   |          WESTERN         |
                                      |      SERVICES, INC.     |   |   |    HERITAGE INSURANCE    |
                                      |                         |   |   |          COMPANY         |
                                      |Common Stock: 1,000      |   |   |                          |
                                      |------------  Shares     |   |   |Common Stock: 4,776,076   |--------------------------------
                                      |                         |---|   |------------- Shares      |
                                      |              Cost       |       |                          |
                                      |              ----       |       |              Cost        |
                                      |AGI-100%      $1,500,000 |       |              ----        |
                                      |                         |       |SIC-100%      $57,000,000 |
                                      ---------------------------       ----------------------------

                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  ------------------------------------------                                              ------------------------------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |--------------------------------------------------------------|-------------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |Guaranty Fund                 |        |   |                              |            |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
         |Certificate                   |   |    |---|------------     Shares       |         |--|------------     Shares       |
         |-----------                   |   |    |   |                              |         |  |                              |
         |                 Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $142,943,140 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
         |                              |   |    |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |         |  |                              |
         |------------                  |   |    |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
         |                              |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |   |    |   |                              |         |  |                              |
         |                 ----         |   |    |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |         |  |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |         |  |Neckura-100%     DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |         |  |         NECKURA LIFE         |
         |           COMPANY            |   |    |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |                              |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:    4,000        |
         |                              |        |   |------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |            |                              |            |                              |
         |                 ----         |        |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |        |   |                 ----         |         |  |                 ----         |
         |Mutual-100%      $3,506,173   |        |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%     DM 15,825,681|
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |         |  |      COLUMBUS INSURANCE      |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |         |  |    BROKERAGE AND SERVICE     |
         |             (SIC)            |        |   |                              |         |  |             GMBH             |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |         |  |Common Stock:    1 Share      |
     |---|------------     Shares       |--------|---|------------     Shares       |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                              |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |         |  |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |         |  |Neckura-100%     DM 51,639    |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital                 |         |  |                              |
     |   |                              |        |   |-------------                 |         |  |                              |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |         |  |                              |
     |   --------------------------------        |   -------------------------------          |  --------------------------------
     |                                           |                                            |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |         |  |         LEBEN DIREKT         |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |         |  |                              |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |         |  |Common Stock:    4,000 Shares |
     |---|------------     Shares       |        |---|  -------------               |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                 Cost         |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 ----         |        |   |                 ----         |         |  |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |         |  |Neckura-100%     DM 4,000,000 |
     |   |                              |        |   |                              |         |  |                              |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |                                           |                   |                        |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |         |  |          AUTO DIREKT         |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |         |  |        INSURANCE COMPANY     |
     |   |           COMPANY            |        |   |                              |         |  |                              |
     |   |Common Stock:    10,000       |        |   |                              |         |  |Common Stock:    1500  Shares |
  ---|---|------------     Shares       |        |   |                              |         |--|------------                  |
         |                              |        |   |                              |         |  |                              |
         |                 Cost         |        |   |                              |         |  |                 Cost         |
         |                 ----         |        |   |                              |         |  |                 ----         |
         |SIC-100%         $10,000      |        |   |NC-100%                       |         |  |Neckura-100%     DM 1,643,149 |
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |             RP&C             |        |   |           SUN DIRECT         |         |  |           SVM SALES          |
         |         INTERNATIONAL        |        |   |        VERSICHERUNGS -       |         |  |             GMBH             |
         |                              |        |   |       AKTIENGESCLISCHAFT     |         |  |                              |
         |Common Stock:    1,000        |        |   |Common Stock:    1 Share      |         |  |Common Stock:    50 Shares    |
         |------------     Shares       |---------   |------------                  |------------|------------                  |
         |                              |            |                              |            |                              |
         |                 Cost         |            |                 Cost         |            |                 Cost         |
         |                 ----         |            |                 ----         |            |                 ----         |
         |Casualty-20.3%  $2,400,740    |            |Neckura-100%     $9,600,000   |            |Neckura-100%     DM 50,000    |
         |                              |            |                 EURO         |            |                              |
         --------------------------------            --------------------------------            --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
---------------------------------------------------------------------------------------------------------------      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,182,959,447 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    111,835,185 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,167 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16%     $91,600           |
  |     |                              |     |    |                              |       |     |Fire-16%         $91,742           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             -------------------------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             -------------------------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             -------------------------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             -------------------------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |      Liability Company        |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |eNat-100%                     |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            September 30, 2000

                                                                                                                       (Left Side)

                             |----------------------------------|-----------------------------------|-----------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |
               |                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |
               | ------------  Shares      |      | ---------------           |      |               Cost        |
               |                           |      |                           |      |               ----        |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%     $3,000,000  |
               ----------------|------------      -----------------------------      -----------------------------
                               |
                               |                                                                       |--------------------------
-----------------------------  |  -----------------------------                      -----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |
|                           |  |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |                      |                           |
| ------------  Shares      |--|--| ------------  Shares      |====                  |                           |
|                           |  |  |                           |  ||                  |                           |
|               Cost        |  |  |               Cost        |  ||                  | Common Stock: 1,000 Shares|
|               ----        |  |  |               ----        |  ||                  | ------------              |
| NW Life-100% $58,070,003  |  |  | NW Life-100% $5,996,261   |  ||                  | NFSDI-100%                |
-----------------------------  |  -----------------------------  ||                  --------------|--||----------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|   NATIONWIDE INVESTMENT   |  |  |     NATIONWIDE MUTUAL     |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|   SERVICES CORPORATION    |  |  |           FUNDS           |  ||  |    DISTRIBUTORS AGENCY    | |  ||  |                     |
|                           |  |  |                           |  ||  |      OF ALABAMA, INC.     | |  ||  |                     |
| Common Stock: 5,000       |  |  |    OHIO BUSINESS TRUST    |  ||  |                           | |  ||  |      FLORIDA        |
| ------------  Shares      |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  |      RECORDS        |===
|                           |--|  |                           |==||  | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
|                           |  |  |                           |  ||  |                           | |  ||  |        INC          |
|               Cost        |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|               ----        |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100% $529,728     |  |  |                           |  ||  | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|   NATIONWIDE FINANCIAL    |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     | |  ||  |                     |
|       ASSIGNMENT          |  |  |     SEPARATE ACCOUNT      |  ||  |        SERVICES OF        | |  ||  |                     |
|        COMPANY            |  |  |           TRUST           |  ||  |       NEW YORK, INC.      | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
|                           |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
|                           |--|  |       MASSACHUSETTS       |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |      BUSINESS TRUST       |  ||  |                           | |  ||  |      OF OHIO, INC   |
|                           |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|                           |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100%              |  |  |                           |  ||  | NFIDAI-100% $10,100       | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|      INVESTORS, LTD.      |  |  |  ASSET ALLOCATION TRUST   |  ||  |      SECURITIES CORP.     | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
| Units:                    |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
| ------                    |..|  |    OHIO BUSINESS TRUST    |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
|                           |  |  |                           |      |               Cost        | |  ||  |                     |
| NW Life-70%               |  |  |                           |      |               ----        | |  ||  |                     |
| NW Mutual-30%             |  |  |                           |      | NFIDAI-100% $153,000      | |  ||  |                     |
-----------------------------  |  -----------------------------      ----------------------------- |  ||  -----------------------
                               |                                                                   |  ||
-----------------------------  |                                     ----------------------------- |  ||  -----------------------
|        NATIONWIDE         |  |                                     |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
|       PROPERTIES, LTD.    |  |                                     |                           | |  ||  |                     |
|                           |  |                                     |                           | |  ||  |                     |
| Units:                    |..|                                     | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
| ------                    |                                        | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |                                        |                           | |  ||  |    OF TEXAS, INC    |
|                           |                                        |               Cost        | |  ||  |                     |
| NW Life-97.6%             |                                        |               ----        | |  ||  |                     |
| NW Mutual-2.4%            |                                        | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------                                        ----------------------------- |  ||  -----------------------
                                                                                                   |  ||
                                                                     ----------------------------- |  ||  -----------------------
                                                                     |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
                                                                     | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
                                                                     |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
                                                                     |       INC. OF MASS.       | |  ||  |                     |
                                                                     |                           |--  ====|Common Stock: 750    |
                                                                     |Common Stock: 100 Shares   | |      |------------  Shares |
                                                                     |------------               | |      |                     |
                                                                     |                           | |      |                     |
                                                                     |NFIDAI-100%                | |      |NFIDAI-100%          |
                                                                     ----------------------------- |      -----------------------
                                                                     ----------------------------- |
                                                                     |   NATIONWIDE FINANCIAL    | |
                                                                     | INSTITUTION DISTRIBUTORS  | |
                                                                     |  INSURANCE AGENCY, INC.   | |
                                                                     |       OF NEW MEXICO       |--
                                                                     |                           |
                                                                     |Common Stock: 100 Shares   |
                                                                     |------------               |
                                                                     |                           |
                                                                     |NFIDAI-100%                |
                                                                     -----------------------------

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
                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,182,959,447 |
                                                  |FIRE            649,510    111,385,185 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |CLASS B      NW CORP-100%  |
                                                      ---------------|-------------
                                                                     |
-----------|-------------------------|-------------------------|--------------------------|-------------------------|
           |                         |                         |                          |                         |
-----------|------------ ------------|------------ ------------|------------ -------------|------------ ------------|-------------
|NFS DISTRIBUTORS, INC.| |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
|       (NFSDI)        | |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
|                      | |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
|                      | |                       | |------------- Shares   | |                        | |NFS-96%                 |
|                      | |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
|NFS-100%              | |                       | |              ----     | |              ----      | |---------------  Shares |
|                      | | NFS-100%              | |NFS-100%   $3,500,000  | | NFS-100%     $2,839,392| |NFS-100%                |
-----------|------------ ------------------------- ------------------------- -------------------------- ------------|-------------
           |                                                                                                        |
-----------|---------|----------------|--------------------------|                        |-------------------------|---------------
-----------|-------- | ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
|NATIONAL DEFERRED | | |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
|COMPENSATION, INC.| | |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
|                  | | |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
|                  | | |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
|                  | | |-------------   -------   | |                        | |                       | |                       |
|NFSDI-100%        | | |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
|                  | | |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
---||--------------- | -----------|---------------- -------------|------------ -----------------|------- -----------|-------------
   ||                |            |                              |                              |                   |
   ||                |            |                              |                              |                   |------------|
   ||                |            |                              |                              |                                |
   ||  --------------|------------|----------------------------  |  --------------------------  |  ----------------------------  |
   ||  |    IRVIN L. SCHWARTZ    |||   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
   ||  |   AND ASSOCIATES, INC.  |||SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
   ||  |                         |||                          |  |  |      NEW MEXICO        |  |  |                          |  |
   ||  |Common Stock:  Control:  |||Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
=====  |-------------  --------  |||------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
       |Class A        Other-100%|||              Cost        |  |  |               Cost     |  |  |              Cost        |  |
       |Class B        NFSDI-100%|||              ----        |  |  |               ----     |  |  |              ----        |  |
       |                         |||NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
       ---------------------------|----------------------------  |  --------------------------  |  ----------------------------  |
                                  |                              |                              |                                |
       ---------------------------|----------------------------  |  --------------------------  |  ----------------------------  |
       |    401(k) INVESTMENT    |||  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
       |      SERVICES, INC.     |||SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
       |                         |||                          |  |  |      SO. DAKOTA        |  |  |                          |  |
       |Common Stock: 1,000,000  |||Common Stock: 1,000       |  |  |Common Stock: 1,000     |  |  |                          |  |
       |------------  Shares     |-|------------- Shares      |--|--|------------- Shares    |  |==|     LUXEMBOURG SICAV     |  |--
       |                         |||              Cost        |  |  |               Cost     |  |  |                          |  |
       |               Cost      |||              ----        |  |  |               ----     |  |  |                          |  |
       |               ----      |||NRS-100%      $1,000      |  |  |NRS-100%      $1,000    |  |  |                          |  |
       |401(k)-100%    $7,800    ||----------------------------  |  --------------------------  |  ----------------------------  |
       ---------------------------|                              |                              |                                |
                                  |----------------------------  |  --------------------------  |  ----------------------------  |
       ---------------------------||   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |  VILLANOVA DISTRIBUTION  |  |
       |    401(k) INVESTMENT    |||    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
       |      ADVISORS, INC.     |||         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
       |                         |||Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
       |Common Stock:  1,000     |||------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
       |------------   Shares    |-|              Cost        |  |  |              Cost      |  |  |              Cost        |  |
       |                         |||              ----        |  |  |              ----      |  |  |              ----        |  |
       |               Cost      |||NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |VSA-100%      $146,653    |  |
       |               ----      ||----------------------------  |  --------------------------  |  ----------------------------  |
       |401(k)-100%    $1,000    ||                              |                              |                                |
       ---------------------------|----------------------------  |  --------------------------  |  ----------------------------  |
                                  ||   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   VILLANOVA FINANCIAL    |  |
       ---------------------------||      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |       GROUP, INC.        |  |
       |   THE 401(k) COMPANY    |||       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
       |                         |||Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
       |Common Stock: 855,000    |||------------- Shares      |--|==|                        |  |--|Series A Preferred:100,000|  |--
       |------------  Shares     |||                          |  |  |                        |     |------------------ Shares |  |
       |                         |||              Cost        |  |  |                        |     |                   Cost   |  |
       |              Cost       |||              ----        |  |  |                        |     |                   ----   |  |
       |              ----       |-|NRS-100%      $1,000      |  |  |                        |     |VSA-100%       $10,000,000|  |
       |401(k)-100%   $1,000     ||----------------------------  |  --------------------------     ----------------------------  |
       ---------------------------|                              |                                                               |
                                  |----------------------------  |  --------------------------     ----------------------------  |
       ---------------------------||  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |     |    PORTLAND INVESTMENT   |  |
       |                         |||SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |     |       SERVICES, INC.     |  |
       |                         |||                          |  |  |        OKLAHOMA        |     |                          |  |
       |  RIVERVIEW AGENCY, INC. |||Common Stock: 500         |  |  |                        |     |Common Stock: 1,000       |  |
       |                         |||------------- Shares      |--|==|                        |     |------------- Shares      |--|--
       |                         |||              Cost        |  |  |                        |     |              Cost        |  |
       |                         |=|              ----        |  |  |                        |     |              ----        |  |
       |                         | |NRS-100%      $500        |  |  |                        |     |Morley-100%   $25,000     |  |
       --------------------------- ----------------------------  |  --------------------------     ----------------------------  |
                                                                 |                                                               |
                                   ----------------------------  |  --------------------------     ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |   NATIONWIDE RETIREMENT|     |         MORLEY &         |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |    SOLUTIONS, INC.     |     |     ASSOCIATES, INC.     |  |
                                   |                          |  |  |      OF TEXAS          |     |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |     |Common Stock: 3,500       |--|--
                                   |------------- Shares      |     |                        |     |------------- Shares      |
                                   |              Cost        |     |                        |     |              Cost        |
                                   |              ----        |     |                        |     |              ----        |
                                   |NRS-100%      $1,000      |     |                        |     |Morley-100%   $1,000      |
                                   ----------------------------     --------------------------     ----------------------------

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-----------------------------------------------------------------------------------------------
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
         ---------------|--------------   ------------------------------- |      ----------------------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        | |      |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      | |      |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             | |      |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    | |  |---|Common Stock:  100 Shares |
         |------------                | | |------------                 | |  |   |------------              |
         |               Cost         | | |               Cost          | |  |   |               Cost       |
         |               ----         | | |               ----          | |  |   |               ----       |
         |NW Corp.-100%  $506,434,210 | | |NW Corp.-100%  $25,683,532   | |  |   |                          |
         |                            | | |------------------------------ |  |   |NW Corp.-100%  $14,603,732|
         |(See Page 3)                |   |                               |  |   ----------------------------
         ------------------------------ | |------------------------------ |  |   ----------------------------
                                        | |  MEDPROSOLUTIONS, INC.      | |  |   |    NATIONWIDE MANAGEMENT |
         ------------------------------ --|                             | |  |   |        SYSTEMS, INC.     |
         |    VILLANOVA MUTUAL FUND   | | |               Cost          | |  |   |                          |
         |     CAPITAL TRUST (VMF)    | | |               ----          | |  |---|Common Stock:  100 Shares |
----|----|                            | | |Gates-100%     $6,700,000    | |  |   |-------------             |
    |    |                            | | |                             | |  |   |               Cost       |
    |    |                            | | |                             | |  |   |               ----       |
    |    |                            | | ------------------------------- |  |   |NHP Inc.-100%  $25,149    |
    |    |                            | |                                 |  |   ----------------------------
    |    |                            | | |------------------------------ |  |   ----------------------------
    |    |   DELAWARE BUSINESS TRUST  | | |     GATES MCDONALD &        | |  |   |         NATIONWIDE       |
    |    ------------------------------ | | COMPANY OF NEW YORK, INC.   | |  |   |        AGENCY, INC.      |
    |                                   --|                             | |  |   |                          |
    |    ------------------------------ | |Common Stock:  3 Shares      | |  |---|Common Stock:  100 Shares |
    |    |        NORTHPOINTE         | | |------------                 | |      |------------              |
    |    |        CAPITAL LLC         | | |               Cost          | |      |               Cost       |
    |    |                            | | |               ----          | |      |               ----       |
    |----|                            | | |Gates-100%     $106,947      | |      |NHP Inc.-99%   $116,077   |
         |                            | | ------------------------------- |      ----------------------------
         |                            | |                                 |
         |                            | | ------------------------------- |      ----------------------------
         |VILLANOVA CAPITAL, INC.-65% | | |      GATES MCDONALD &       | |      |   MRM INVESTMENTS, INC.  |
         ------------------------------ | |     COMPANY OF NEVADA       | |      |                          |
                                        --|                             | -------|Common Stock:  1 Shares   |
         ------------------------------ | |Common Stock:  40 Shares     |        |------------              |
         |     EXCALIBER FUNDING      | | |------------                 |        |               Cost       |
         |        CORPORATION         | | |               Cost          |        |               ----       |
---------|Common Stock: 1,000 Shares  | | |               ----          |        |NW Corp.-100%  $7,000,000 |
         |-------------               | | |Gates-100%     $93,750       |        ----------------------------
         |              Cost          | | -------------------------------
         |              ----          | |
         |Morley-100%   $1,000        | | -------------------------------
         ------------------------------ | |       GATES MCDONALD        |
                                        | |      HEALTH PLUS, INC.      |
         ------------------------------ --|                             |
         |      CALIBER FUNDING       | | |Common Stock:  200 Shares    |
         |        CORPORATION         | | |------------                 |
         |                            | | |               Cost          |
---------|                            | | |               ----          |
         |                            | | |Gates-100%     $2,000,000    |
         | Morley-100%                | | -------------------------------
         |                            | |
         ------------------------------ | -------------------------------
                                        | |NEVADA INDEPENDENT COMPANIES-|
                                        | |MANUFACTURING TRANSPORTATION |
                                        | |       AND DISTRIBUTION      |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
         ------------------------------ | -------------------------------
         |      MORLEY RESEARCH       | | |      NEVADA INDEPENDENT     |
         |      ASSOCIATES, LTD.      | | |     COMPANIES-HEALTH AND    |
---------|                            | --|           NONPROFIT         |
         |Common Stock:  1,000 Shares | | |Common Stock:  1,000 Shares  |
         |-------------               | | |------------                 |
         |               Cost         | | |                             |
         |               ----         | | |Gates-100%                   |
         |Morley-100%    $1,000       | | -------------------------------
         ------------------------------ |
                                        | -------------------------------
         ------------------------------ | |     NEVADA INDEPENDENT      |
         |       MORLEY CAPITAL       | | |   COMPANIES-CONSTRUCTION    |
         |         MANAGEMENT         | --|                             |
         |                            | | |Common Stock:  1,000 Shares  |
---------|Common Stock:  500 Shares   | | |------------                 |
         |-------------               | | |                             |
         |                Cost        | | |Gates-100%                   |
         |                ----        | | -------------------------------
         |Morley-100%     $5,000      | |
         ------------------------------ | -------------------------------
                                        | |     NEVADA INDEPENDENT      |
         ------------------------------ | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      - Solid Line
         |     UNION BOND & TRUST     | --|         ENTERTAINMENT       |       Contractual Association   - Double Line
         |           COMPANY          |   |                             |       Limited Liability Company - Dotted Line
         |                            |   |Common Stock:  1,000 Shares  |
---------|Common Stock:  2,000 Shares |   |------------                 |
         |------------                |   |                             |
         |               Cost         |   |Gates-100%                   |       September 30, 2000
         |               ----         |   -------------------------------
         |Morley-100%    $50,000      |
         ------------------------------
                                                                                                                    Page 2

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
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                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |    VILLANOVA GLOBAL ASSET    |            |   NATIONWIDE GLOBAL HOLDINGS    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |   - HONG KONG, LIMITED          |       |          NETHERLANDS B.V.       |
      |          (VGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | VGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |   NATIONWIDE UK HOLDING      |  |    |    |       MARENWOOD, LTD. (FKA)     |   |   |     FENPLACE TWO LTD. (FKA)     |
      |       COMPANY, LTD.          |  |    |    |      GARTMORE FUND MANAGERS     |   |   |       NATWEST INVESTMENT        |
      |          (NUKHCL)            |  |    |----|          (FAR EAST) LTD.        |   |   |    MANAGEMENT LIMITED (FTL)     |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GISL - 50%                      |   |   |                                 |
      | NUKAMHL - 100%               |  |    |    | GNL - 50%                       |   |   | GIM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   -----------------------------------
                      |                 |    |                                          |
                      |                 |    |                                          |
                      |                 |    |                                          |
      ----------------|---------------  |    |    -----------------------------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE FUND MANAGERS     |   |   |    GARTMORE INVESTMENT MGMT.    |
      |       HOLDINGS PLC           |  |    |    |       INTERNATIONAL LIMITED     |   |   |  (CHANNEL ISLAND) LTD. (GIMCIL) |
      |          (AMH)               |  |    |    |              (GFMI)             |   |   |  (FKA) NATWEST INVESTMENT MGMT. |
      |                              |  |    |----|                                 |   |---|      CHANNEL ISLANDS LIMITED    |
      |                              |  |         | GISL - 99.99%                   |   |   | FTL - 99.99%                    |
      | NUKHCL - 100%                |  |         | GSL - .01%                      |   |   | Corp Share Ltd. - .01%          |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
                      |                 |                          |                    |
                      |                 |                          |                    |
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |    GARTMORE INVESTMENT       |  |         |        GARTMORE NOMINEES        |   |   |    GARTMORE SECURITIES LTD.     |
      |       MANAGEMENT PLC         |  |         |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (GIM)               |  |         |                                 |   |   |                                 |
      |                              |--|         | GFMI - 94%                      |   |---|                                 |
      | AMH - 99.99%                 |            | GSL - 3%                        |       | GIM - 99.99%                    |
      | GNL - .01%                   |            | GIM - 3%                        |       | GNL - .01%                      |
      --------------------------------            -----------------------------------       -----------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | Casualty  12,992,922   $1,182,959,447 |
                                           | Fire         649,510      111,835,185 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $506,434,210  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. Z.O.O.     |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE INVESTMENT LTD.    |        |       |    GARTMORE SCOTLAND LTD.    |
                |       |           (GIL)              |        |       |           (GSCL)             |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GNL - 50%                    |        |       | GNL - .01%                   |
                |       ---------------|----------------        |       --------------------------------
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    DAMIAN SECURITIES LTD.    |
                |       |          LIMITED             |        |       |                              |
                |       |                              |        |-------|                              |
                |       | GIL - 98.46%                 |        |       | GIM - 50%                    |
                |       | GIM - 1.54%                  |        |       | GSCL - 50%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE NOMINEES LTD.    |
                |       |     (GENERAL PARTNER)        |        |       |             (GNL)            |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GSL - 50%                    |        |       | GSCL - .01%                  |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |    GARTMORE PENSION FUND     |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GNL - 50%                    |        |       | GSCL - 1%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |       |       GIL NOMINEES LTD.      |
                |       |    (GENERAL PARTNER)         |        |       |                              |
                |-------|                              |        |-------|                              |
                        | GIM - 50%                    |                | GIM - 50%                    |
                        | GSL - 50%                    |                | GSCL - 50%                   |
                        --------------------------------                --------------------------------

                                                                                                                        (Right side)































----------------------|---------------------|----------------------|------------------------------------------|
                      :                     |                      :                                          |
       ---------------|----------------     |      ----------------|------------------       -----------------|-----------------
       |     NATIONWIDE GLOBAL        |     |      |     NATIONWIDE TOWARZYSTWO      |       |   NATIONWIDE GLOBAL HOLDINGS,   |
       |       FINANCE, LLC           |     |      |     UBEZPIECZEN NA ZYCIE SA     |       |    INC. - LUXEMBOURG BRANCH     |
       |                              |     |      |                                 |       |            (BRANCH)             |
       |    Single Member Limited     |     |      | Common Stock: 1,952,000 Shares  |       |                                 |
       |      Liability Company       |     |      | ------------                    |       |                                 |
       |                              |     |      |                                 |       |                                 |
       | NGH - 100%                   |     |      | NGH - 100%                      |       | Endowment Capital - $1,000,000  |
       --------------------------------     |      ----------------|------------------       -----------------|-----------------
                                            |                      |                                          |
---|                                        |                      |                                          |
   |                                        |                      |                                          |
   |   --------------------------------     |      ----------------|------------------       -----------------------------------
   |   |        VICPIC LTD.           |     |      |       PIONEER NATIONWIDE        |       |         NGH LUXEMBOURG S.A.     |
   |   |                              |     |      |            SP. Z.O.O.           |       |              (LUX SA)           |
   |   |                              |     |      |                                 |       |                                 |
   |---|                              |     |      |                                 |   |---| Common Stock:      5,894 Shares |
   |   |                              |     |      | Common Stock: 40,950 Shares     |   |   | ------------                    |
   |   |                              |     |      | ------------                    |   |   |                    Cost         |
   |   | GIM - 99.99%                 |     |      |                                 |   |   |                    -----        |
   |   | GSCL - .01%                  |     |      | NGH - 70%                       |   |   | BRANCH - 99.98%    $115,470,723 |
   |   --------------------------------     |      -----------------------------------   |   -----------------------------------
   |                                        |                                            |
   |                                        |                                            |
   |   --------------------------------     |      -----------------------------------   |   -----------------------------------
   |   |    GARTMORE EUROPE LTD.      |     |      |        SIAM AR-NA-KHET          |   |   |            NGH UK, LTD.          |
   |   |                              |     |      |      COMPANY LTD. (SIAM)        |   |   |                                  |
   |---|                              |     |......|                                 |   |---|                                  |
   |   | GIM - 50%                    |            |                                 |   |   |                                  |
   |   | GSL - 50%                    |            | NGH - 48.99%                    |   |   | LUX SA - 100%                    |
   |   --------------------------------            ----------------|------------------   |   -----------------------------------
   |                                                               :                     |
   |                                                               :                     |
   |   --------------------------------            ----------------|------------------   |   -----------------------------------
   |   |        GARTMORE CAPITAL      |            |          THAI PRASIT            |   |   |     NATIONWIDE GLOBAL HOLDINGS  |
   |   |         MANAGEMENT LTD.      |            |      NATIONWIDE COMPANY LTD.    |   |   |     - NGH BRASIL PARTICIPACOES  |
   |   |             (GCM)            |            |                                 |   |   |         LTDA (NGH BRASIL)       |
   |---|                              |            |                                 |   |---|                                 |
       |                              |            |                                 |   |   |          Shares      Cost       |
       |                              |            |                                 |   |   |          ------      -----      |
       | GIM - 99.99%                 |            | NGH - 24.3%                     |   |   | LUX SA   6,164,899   R6,164,889 |
       | GSL - .01%                   |            | SIAM - 37.7%                    |   |   | NGH      1           R1         |
       ---------------|----------------            -----------------------------------   |   -----------------|-----------------
                      |                                                                  |                    |
                      |                                                                  |                    |
       ---------------|----------------            -----------------------------------   |   -----------------|-----------------
       |      GARTMORE U.S. LTD.      |            |        PANEUROLIFE (PEL)        |   |   |     NATIONWIDE SEGURADORA S.A.  |
       |           (GUS)              |            |                                 |   |   |                                 |
       |                              |            | Common Stock: 1,300,000 Shares  |   |   |          Shares      Cost       |
       |                              |            | -------------     Cost          |---|   |          ------      -----      |
       |                              |            |                   ----          |       | NGH                             |
       |                              |            | LUX SA - 100%     3,817,832,685 |       | BRASIL   9,999,999   R9,999,999 |
       | GCM - 100%                   |            | LUF                             |       | LUX SA   1           R1         |
       ---------------|----------------            -----------------|-----------------       -----------------------------------
                      |                                             |
                      |                                             |
       ---------------|----------------            -----------------|-----------------
       |       GARTMORE GLOBAL        |            |           VERTBOIS, SA          |
       |          PARTNERS            |            |                                 |  Subsidiary Companies-- Solid Line
       |                              |            |                                 |  Contractual Association-- Double Line
       |                              |            |                                 |  Limited Liability Company-- Dotted Line
       |                              |            | PEL - 99.99%                    |
       | GUS - 50%                    |            | LUX SA - .01%                   |  September 30, 2000                   Page 3
       --------------------------------            -----------------------------------

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2000 was 43,646 and 42,408 respectively.

Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER

              (a)(1)Nationwide Investment Services Corporation ("NISC") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-11, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, Nationwide VLI Separate Account-5, Nationwide DC Variable Account, Nationwide DCVA-II, and the NACo Variable Account, all of which are separate investment accounts of Nationwide or its affiliates.

              (a)(2)Security Distributors, Inc. ("SDI"), a subsidiary of
                    Security Benefit Life Insurance Company, serves as distributor for contracts issued by the Registrant through its Nationwide Multi-Flex Variable Account and Nationwide Variable Account - 9 and made available to educators and their families who are members of the National Education Association ("NEA"). SDI receives no compensation for its distribution function in excess of the commissions it pays to selling broker/dealers. SDI performs similar functions for the following separate accounts of Security Benefit Life

                    Insurance Company: SBL Variable Annuity Accounts I, III, IV, X and XI, SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account, SBL Variable Annuity Account VIII (Variflex Extra Credit), SBL Variable Annuity Account VIII (Variflex LS), SBL Variable Annuity Account VIII (Variflex Signature), and Parkstone Variable Annuity Separate Account. SDI also acts as principal underwriter for the following management investment companies for which Security Management Company, LLC, a subsidiary of Security Benefit Life, acts as investment adviser: Security Equity Fund, Security Income Fund, Security Growth and Income Fund, Security Municipal Bond Fund, Security Ultra Fund, and SBL Fund.

              (a)(3)Waddell & Reed, Inc. acts as principal underwriter and general distributor for the:
                    Waddell & Reed Advisors Funds
                         Waddell & Reed Advisors Funds, Inc.
                             Waddell & Reed Advisors Accumulative Fund
                             Waddell & Reed Advisors Bond Fund
                             Waddell & Reed Advisors Income Fund
                             Waddell & Reed Advisors Science and Technology Fund
                         Waddell & Reed Advisors Asset Strategy Fund, Inc.
                         Waddell & Reed Advisors Cash Management, Inc.
                         Waddell & Reed Advisors Continental Income Fund, Inc.
                         Waddell & Reed Advisors Global Bond Fund (formerly,
                           Waddell & Reed Advisors High Income Fund II, Inc.)
                         Waddell & Reed Advisors Government Securities Fund, Inc.
                         Waddell & Reed Advisors High Income Fund, Inc.
                         Waddell & Reed Advisors International Growth Fund, Inc.
                         Waddell & Reed Advisors Municipal Bond Fund, Inc.
                         Waddell & Reed Advisors Municipal High Income Fund, Inc.
                         Waddell & Reed Advisors New Concepts Fund, Inc.
                         Waddell & Reed Advisors Retirement Shares, Inc.
                         Waddell & Reed Advisors Small Cap Fund, Inc.
                         Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
                         Waddell & Reed Advisors Vanguard Fund, Inc.
                    W&R  Funds, Inc.
                         Asset Strategy Fund
                         High Income Fund
                         International Growth Fund
                         Large Cap Growth Fund
                         Limited-Term Bond Fund
                         Mid Cap Growth Fund
                         Money Market Fund
                         Municipal Bond Fund
                         Science and Technology Fund
                         Small Cap Growth Fund
                         Tax-Managed Equity Fund
                         Total Return Fund
                    Target/United Funds, Inc. (to be renamed W&R/Target Funds,
                         Inc.) Asset Strategy Portfolio
                         Balanced Portfolio
                         Bond Portfolio


                         Growth Portfolio
                         High Income Portfolio
                         Income Portfolio
                         International Growth Portfolio
                         Large Cap Growth Portfolio
                         Mid Cap Growth Portfolio
                         Science and Technology Portfolio
                         Small Cap Growth Portfolio
                         Tax-Managed Equity Portfolio
                         Total Return Portfolio.


              (b)(1)                 NATIONWIDE INVESTMENT SERVICES CORPORATION
                                               DIRECTORS AND OFFICERS

                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER

 Joseph J. Gasper                                                  Chairman of the Board and
 One Nationwide Plaza                                                       Director
 Columbus, OH 43215

 Dimon R. McFerson                                                Chairman and Chief Executive
 One Nationwide Plaza                                                 Officer and Director
 Columbus, OH 43215

 Richard A. Karas                                                  Vice Chairman and Director
 One Nationwide Plaza
 Columbus, OH 43215

 Duane C. Meek                                                             President
 One Nationwide Plaza
 Columbus, OH 43215

 Philip C. Gath                                                             Director
 One Nationwide Plaza
 Columbus, OH 43215

 Susan A. Wolken                                                            Director
 One Nationwide Plaza
 Columbus, OH 43215

 Robert A. Oakley                                                  Executive Vice President -
 One Nationwide Plaza                                               Chief Financial Officer
 Columbus, OH 43215

 Robert J. Woodward, Jr.                                           Executive Vice President -
 One Nationwide Plaza                                               Chief Investment Officer
 Columbus, OH 43215

 Mark R. Thresher                                             Senior Vice President and Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

 Barbara J. Shane                                             Vice President - Compliance Officer
 Two Nationwide Plaza
 Columbus, OH 43215

 Alan A. Todryk                                                    Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH 43215

 John F. Delaloye                                                     Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215

 Glenn W. Soden                                                       Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215

 E. Gary Berndt                                                       Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

 Duane M. Campbell                                                    Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

 Terry C. Smetzer                                                     Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215



(b)(2)                              SDI DIRECTORS AND OFFICERS

                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER

 Gregory J. Garvin                                                         President
 700 SW Harrison
 Topeka, Kansas 66636-0001

 John D. Cleland                                                  Vice President and Director
 700 SW Harrison
 Topeka, Kansas 66636-0001

 Richard K. Ryan                                                            Director
 700 SW Harrison
 Topeka, Kansas 66636-0001

 James R. Schmank                                                           Director
 700 SW Harrison
 Topeka, Kansas 66636-0001

 Mark E. Young                                                              Director
 700 SW Harrison
 Topeka, Kansas 66636-0001

 Amy J. Lee                                                                Secretary
 700 SW Harrison
 Topeka, Kansas 66636-0001

 Brenda M. Harwood                                                   Treasurer and Director
 700 SW Harrison
 Topeka, Kansas 66636-0001


(b)(3)                                          WADDELL & REED, INC.
                                               DIRECTORS AND OFFICERS


                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER

 Keith A. Tucker                                                Director, Chairman of the Board
 6300 Lamar Ave.
 Overland Park, KS 66202

 Robert L. Hechler                                            Director, President, Chief Executive
 6300 Lamar Ave.                                                      Officer and Treasurer
 Overland Park, KS 66202

 Henry J. Herrmann                                                          Director
 6300 Lamar Ave.
 Overland Park, KS 66202

 Robert J. Williams                                                Executive Vice President
 6300 Lamar Ave.                                                   and National Sales Manager
 Overland Park, KS 66202

 Thomas W. Butch                                                   Executive Vice President
 6300 Lamar Ave.                                                  and Chief Marketing Officer
 Overland Park, KS 66202

 Daniel C. Schulte                                             Senior Vice President, Secretary
 6300 Lamar Ave.                                                    and Chief Legal Officer
 Overland Park, KS 66202



               (c)(1)

NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION

Nationwide Investment          N/A                      N/A                     N/A                N/A
Services Corporation

               (c)(2)

NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION

Security Distributors, Inc.    N/A                      N/A                     N/A                N/A

              (c) (3)
NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION

Waddell & Reed, Inc.           N/A                      N/A                     N/A                N/A




Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-9:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.

                                                                       KPMG LLP

Columbus, Ohio
April 26, 2000

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Post-Effective Amendment and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 6th day of December, 2000.


                                           NATIONWIDE VARIABLE ACCOUNT-9
                                      ------------------------------------------
                                                  (Registrant)
                                         NATIONWIDE LIFE INSURANCE COMPANY
                                      ------------------------------------------
                                                  (Depositor)

                                              By/s/STEVEN SAVINI, ESQ.
                                      ------------------------------------------
                                                 Steven Savini, Esq.


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 6th day of December, 2000.


               SIGNATURE                                 TITLE
LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                             Director
----------------------------------------
A. I. Bell

NANCY C. BREIT                                         Director
----------------------------------------
Nancy C. Breit

YVONNE M. CURL                                         Director
----------------------------------------
Yvonne M. Curl

KENNETH D. DAVIS                                       Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                       Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                         Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                             President and Chief Operating
----------------------------------------         Officer and Director
Joseph J. Gasper

WILLIAM G. JURGENSEN                          Chief Executive Officer and
----------------------------------------               Director
William G. Jurgensen

DIMON R. McFERSON                                    Chairman and
----------------------------------------               Director
Dimon R. McFerson

DAVID O. MILLER                                Chairman of the Board and
----------------------------------------               Director
David O. Miller

ROBERT A. OAKLEY                          Executive Vice President and Chief
----------------------------------------           Financial Officer
Robert A. Oakley

RALPH M. PAIGE                                         Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                     Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                       Director                 By : /s/ STEVEN SAVINI
----------------------------------------                                        ---------------------------------
Arden L. Shisler                                                                        Steven Savini
                                                                                       Attorney-in-Fact
ROBERT L. STEWART                                      Director
----------------------------------------
Robert L. Stewart